UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-09195

SA FUNDS - INVESTMENT TRUST
(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor,
San Jose, CA	95113
(Address of principal executive offices)	(Zip Code)

Deborah Djeu
Chief Compliance Officer
SA Funds - Investment Trust
10 Almaden Blvd., 15th Floor, San Jose, CA 95113
(Name and Address of Agent for Service)

Copies to:

Brian F. Link	Mark D. Perlow, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	Dechert LLP
100 Summer Street 7th Floor, Mailstop SUM 0703 Boston, MA 02111	One Bush Street, Suite 1600 San Francisco, CA 94104-4446

Registrant’s telephone number, including area code:	(800) 366-7266

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2016

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2016 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 99.3%
Australia — 2.0%
Australia & New Zealand Banking Group Ltd., 1.875%, 10/06/17	USD	$5,000,000	$5,035,200
Commonwealth Bank of Australia, 1.125%, 3/13/17	USD	1,600,000	1,600,518
National Australia Bank Ltd., 2.750%, 3/09/17	USD	3,880,000	3,907,859
Westpac Banking Corp., 1.500%, 12/01/17	USD	2,000,000	2,005,154
			12,548,731
Canada — 7.0%
Bank of Montreal, 1.400%, 4/10/18	USD	1,500,000	1,501,782
Bank of Montreal MTN, 1.400%, 9/11/17	USD	6,450,000	6,454,896
Bank of Nova Scotia (The), 1.250%, 4/11/17	USD	3,305,000	3,306,044
Province of Ontario Canada, 1.200%, 2/14/18	USD	2,500,000	2,506,155
Royal Bank of Canada, 1.400%, 10/13/17	USD	2,000,000	2,001,364
Royal Bank of Canada, 1.500%, 1/16/18	USD	2,400,000	2,406,521
Royal Bank of Canada, 1.800%, 7/30/18	USD	2,000,000	2,014,364
Royal Bank of Canada, 2.200%, 7/27/18	USD	3,812,000	3,866,672
Toronto-Dominion Bank (The), 1.125%, 5/02/17	USD	3,680,000	3,682,848
Toronto-Dominion Bank (The), 1.400%, 4/30/18	USD	7,500,000	7,504,005
Toronto-Dominion Bank (The), 1.450%, 9/06/18	USD	5,000,000	5,010,180
Toronto-Dominion Bank (The), 1.625%, 3/13/18	USD	2,125,000	2,136,466
			42,391,297
France — 1.1%
Societe Generale SA, 2.750%, 10/12/17	USD	1,306,000	1,322,460
Total Capital SA, 2.125%, 8/10/18	USD	5,333,000	5,421,501
			6,743,961
Netherlands — 1.5%
Cooperatieve Rabobank UA, 1.700%, 3/19/18	USD	1,435,000	1,442,376
Shell International Finance BV, 1.125%, 8/21/17	USD	4,500,000	4,501,985
Shell International Finance BV, 1.900%, 8/10/18	USD	2,185,000	2,216,005
Siemens Financieringsmaatschappij NV, 1.450%, 5/25/18 ±	USD	1,000,000	1,003,657
			9,164,023
Sweden — 2.8%
Nordea Bank AB, 1.250%, 4/04/17	USD	4,390,000	4,393,113
Nordea Bank AB, 3.125%, 3/20/17	USD	10,000,000	10,090,860
Svensk Exportkredit AB, 1.125%, 4/05/18	USD	1,500,000	1,502,346
Svenska Handelsbanken AB, 1.625%, 3/21/18	USD	1,000,000	1,003,869
			16,990,188
Switzerland — 0.5%
Credit Suisse AG, 1.375%, 5/26/17	USD	3,000,000	2,997,027
United States — 84.4%
Actavis, Inc., 1.875%, 10/01/17		2,000,000	2,007,390
Aetna, Inc., 1.700%, 6/07/18		4,300,000	4,315,471
Aflac, Inc., 2.650%, 2/15/17		4,627,000	4,652,449
American Express Co., 7.000%, 3/19/18		2,000,000	2,158,080
American Express Credit Corp. MTN, 1.125%, 6/05/17		3,000,000	2,998,812
Anthem, Inc., 2.375%, 2/15/17		3,500,000	3,512,499
Apple, Inc., 0.900%, 5/12/17		2,200,000	2,200,143
Apple, Inc., 1.000%, 5/03/18		1,000,000	998,839
Apple, Inc., 1.300%, 2/23/18		3,700,000	3,711,648
AT&T, Inc., 5.500%, 2/01/18		4,500,000	4,742,762
Bank of America Corp., 3.875%, 3/22/17		2,500,000	2,529,173
Bank of America Corp., 5.650%, 5/01/18		2,000,000	2,122,338
Berkshire Hathaway Finance Corp., 1.300%, 5/15/18		1,500,000	1,505,361
Berkshire Hathaway Finance Corp., 1.450%, 3/07/18		9,235,000	9,281,046
Berkshire Hathaway Finance Corp., 1.600%, 5/15/17		2,444,000	2,452,561
Berkshire Hathaway, Inc., 1.550%, 2/09/18		4,037,000	4,061,218
Cardinal Health, Inc., 1.700%, 3/15/18		927,000	930,474
Cardinal Health, Inc., 1.900%, 6/15/17		1,470,000	1,477,588
Caterpillar Financial Services Corp., 1.000%, 3/03/17		943,300	943,414
Caterpillar Financial Services Corp., 1.500%, 2/23/18		4,000,000	4,014,152
Caterpillar Financial Services Corp., 2.450%, 9/06/18		1,000,000	1,021,451
Chevron Corp., 1.344%, 11/09/17		17,250,000	17,286,190
Cisco Systems, Inc., 1.400%, 2/28/18		9,710,000	9,749,539
Cisco Systems, Inc., 1.650%, 6/15/18		7,860,000	7,926,503
Citigroup, Inc., 1.300%, 11/15/16		1,000,000	1,000,221
Citigroup, Inc., 2.500%, 9/26/18		2,000,000	2,032,714
Coca-Cola Co. (The), 0.875%, 10/27/17		6,000,000	5,988,288
Coca-Cola Co. (The), 1.150%, 4/01/18		3,300,000	3,304,221
Coca-Cola Co. (The), 1.650%, 3/14/18		6,975,000	7,043,027
ConAgra Foods, Inc., 1.900%, 1/25/18		1,000,000	1,006,187
Corning, Inc., 1.450%, 11/15/17		3,897,000	3,896,088
Corning, Inc., 1.500%, 5/08/18		1,000,000	997,641
Dover Corp., 5.450%, 3/15/18		1,500,000	1,590,390
eBay, Inc., 2.500%, 3/09/18		5,746,000	5,829,300
Exxon Mobil Corp., 1.305%, 3/06/18		4,349,000	4,363,078
Exxon Mobil Corp., 1.439%, 3/01/18		13,600,000	13,659,690

See notes to schedules of investments

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Federal Home Loan Banks, 0.625%, 10/26/17	$4,500,000	$4,496,468
Federal Home Loan Banks, 0.625%, 8/07/18	11,000,000	10,959,135
Federal Home Loan Banks, 1.250%, 6/08/18	9,000,000	9,062,640
Federal Home Loan Mortgage Corp., 0.750%, 4/09/18	4,500,000	4,496,607
Federal Home Loan Mortgage Corp., 1.000%, 12/15/17	9,000,000	9,032,085
Federal Home Loan Mortgage Corp., 5.125%, 11/17/17	2,000,000	2,097,440
Federal National Mortgage Association, 0.875%, 10/26/17	21,000,000	21,036,645
Federal National Mortgage Association, 0.875%, 12/20/17	975,000	976,573
Federal National Mortgage Association, 1.000%, 9/27/17	5,500,000	5,518,205
Federal National Mortgage Association, 1.875%, 9/18/18	14,500,000	14,798,714
Ford Motor Credit Co. LLC, 1.461%, 3/27/17	1,700,000	1,702,225
Ford Motor Credit Co. LLC, 2.240%, 6/15/18	1,000,000	1,008,403
Ford Motor Credit Co. LLC, 5.000%, 5/15/18	2,900,000	3,045,180
General Electric Co., 5.250%, 12/06/17	5,000,000	5,241,920
General Electric Co., 5.625%, 5/01/18	8,894,000	9,517,905
Gilead Sciences, Inc., 1.850%, 9/04/18	978,000	988,383
Goldman Sachs Group, Inc. (The), 6.150%, 4/01/18	2,800,000	2,983,380
International Business Machines Corp., 1.125%, 2/06/18	3,000,000	3,000,201
International Business Machines Corp., 5.700%, 9/14/17	13,000,000	13,568,308
John Deere Capital Corp., 1.200%, 10/10/17	5,000,000	5,002,805
JPMorgan Chase & Co., 1.625%, 5/15/18	2,735,000	2,741,353
JPMorgan Chase & Co., 6.000%, 1/15/18	1,700,000	1,796,410
KeyBank NA, 1.700%, 6/01/18	2,000,000	2,010,278
Kraft Foods Group, Inc., 2.250%, 6/05/17	3,431,000	3,452,993
McDonald's Corp., 5.800%, 10/15/17	1,000,000	1,046,420
Medtronic, Inc., 1.375%, 4/01/18	1,117,000	1,120,723
Merck & Co., Inc., 1.100%, 1/31/18	1,793,000	1,795,220
Mississippi Power Co., 2.350%, 10/15/16	500,000	500,173
Morgan Stanley, 4.750%, 3/22/17	2,000,000	2,033,172
Morgan Stanley MTN, 6.250%, 8/28/17	2,000,000	2,083,580
National Rural Utilities Cooperative Finance Corp., 0.950%, 4/24/17	2,500,000	2,497,133
NetApp, Inc., 2.000%, 12/15/17	2,970,000	2,977,401
Oracle Corp., 1.200%, 10/15/17	2,000,000	2,000,384
PepsiCo, Inc., 5.000%, 6/01/18	2,000,000	2,126,202
Pfizer, Inc., 1.100%, 5/15/17	3,000,000	3,002,487
Pfizer, Inc., 1.200%, 6/01/18	14,100,000	14,126,141
Philip Morris International, Inc., 5.650%, 5/16/18	1,400,000	1,497,548
Principal Financial Group, Inc., 1.850%, 11/15/17	2,162,000	2,174,585
Scripps Networks Interactive, Inc., 2.700%, 12/15/16	3,500,000	3,508,428
Southern Power Co., 1.500%, 6/01/18	3,500,000	3,505,233
Stryker Corp., 1.300%, 4/01/18	6,000,000	6,007,428
Toyota Motor Credit Corp., 1.550%, 7/13/18	1,500,000	1,508,511
Toyota Motor Credit Corp. MTN, 1.125%, 5/16/17	3,284,000	3,285,980
United States Treasury Note, 0.750%, 10/31/17	9,000,000	9,007,209
United States Treasury Note, 0.875%, 10/15/17	26,000,000	26,054,340
United States Treasury Note, 0.875%, 11/15/17	12,000,000	12,025,080
United States Treasury Note, 0.875%, 1/15/18	2,000,000	2,004,376
United States Treasury Note, 1.000%, 12/15/17	68,000,000	68,253,640
United States Treasury Note, 2.250%, 11/30/17	24,200,000	24,633,349
United States Treasury Note, 2.625%, 1/31/18	4,000,000	4,100,312
United States Treasury Note, 2.875%, 3/31/18	10,000,000	10,317,970
Viacom, Inc., 2.500%, 12/15/16	600,000	601,492
Viacom, Inc., 3.500%, 4/01/17	1,000,000	1,009,060
Wachovia Corp., 5.750%, 6/15/17	1,700,000	1,750,300
Walgreens Boots Alliance, Inc., 1.750%, 5/30/18	2,000,000	2,011,770
Wells Fargo Bank NA, 1.650%, 1/22/18	4,000,000	4,012,368
Xerox Corp., 2.950%, 3/15/17	3,900,000	3,923,525
Xerox Corp., 6.750%, 2/01/17	1,000,000	1,015,835
		513,361,577
TOTAL BONDS AND NOTES
(Identified Cost $603,508,668)		604,196,804

SHORT-TERM INVESTMENTS — 0.3%

	SHARES	VALUE†
Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, 0.020%	1,686,750	1,686,750

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,686,750)		1,686,750
Total Investments — 99.6% (Identified Cost $605,195,418)#		605,883,554

Cash and Other Assets, Less Liabilities — 0.4%		2,262,884
Net Assets — 100.0%		$608,146,438

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2016 amounted to $1,003,657 or 0.17% of the net assets of the Fund.
#	At September 30, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $605,195,418. Net unrealized appreciation aggregated $688,136 of which $848,222 related to appreciated investment securities and $160,086 related to depreciated investment securities.

Key to abbreviations:
MTN — Medium Term Note
USD — U.S. Dollar

See notes to schedules of investments

SA U.S. Fixed Income Fund

September 30, 2016
Portfolio Sectors (% of portfolio market value)+ (Unaudited)

Sector	Percentage
Government	40.2%
Financial	21.9%
Consumer, Non-cyclical	10.5%
Energy	7.9%
Technology	5.5%
Communications	5.5%
Industrial	5.5%
Consumer, Cyclical	2.3%
Utilities	0.7%
100.0%

+       Excludes Short-Term Investments

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2016 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 99.1%
Australia — 9.3%
Australia & New Zealand Banking Group Ltd., 1.450%, 5/15/18	USD	6,500,000	$6,507,274
Australia & New Zealand Banking Group Ltd., 2.250%, 6/13/19	USD	3,500,000	3,558,317
Commonwealth Bank of Australia, 2.300%, 9/06/19	USD	2,350,000	2,392,556
Commonwealth Bank of Australia, 2.300%, 3/12/20 @	USD	3,000,000	3,052,029
Commonwealth Bank of Australia, 2.500%, 9/20/18 @	USD	16,443,000	16,779,736
National Australia Bank Ltd., 2.300%, 7/25/18	USD	6,925,000	7,030,322
National Australia Bank Ltd., 2.400%, 12/09/19 ±	USD	8,000,000	8,152,048
National Australia Bank Ltd., 2.625%, 7/23/20 @	USD	5,000,000	5,145,480
Westpac Banking Corp., 2.250%, 1/17/19	USD	10,500,000	10,668,903
Westpac Banking Corp., 2.600%, 11/23/20	USD	2,300,000	2,365,297
Westpac Banking Corp., 4.875%, 11/19/19	USD	1,500,000	1,645,008
			67,296,970
Austria — 2.9%
Oesterreichische Kontrollbank AG, 1.125%, 5/29/18	USD	10,000,000	10,012,020
Oesterreichische Kontrollbank AG, 1.625%, 3/12/19	USD	11,000,000	11,127,666
			21,139,686
Canada — 12.3%
Bank of Nova Scotia (The), 2.050%, 10/30/18 @	USD	5,000,000	5,061,085
Bank of Nova Scotia (The), 2.050%, 6/05/19 @	USD	10,732,000	10,885,382
Bank of Nova Scotia (The), 2.350%, 10/21/20	USD	5,000,000	5,111,095
Province of Alberta Canada, 1.750%, 8/26/20 @±	USD	2,000,000	2,023,718
Province of Manitoba Canada, 1.750%, 5/30/19 @	USD	5,000,000	5,074,080
Province of Ontario Canada, 2.000%, 1/30/19	USD	2,500,000	2,543,512
Province of Ontario Canada, 2.500%, 9/10/21	USD	3,082,000	3,212,464
Province of Ontario Canada, 4.000%, 10/07/19	USD	7,000,000	7,544,299
Province of Quebec Canada, 3.500%, 7/29/20	USD	10,000,000	10,765,960
Royal Bank of Canada, 2.150%, 3/15/19	USD	5,000,000	5,080,965
Royal Bank of Canada, 2.150%, 3/06/20	USD	5,640,000	5,726,698
Royal Bank of Canada, 2.200%, 7/27/18 @	USD	9,700,000	9,839,117
Toronto-Dominion Bank (The), 1.800%, 7/13/21 @	USD	5,000,000	4,984,685
Toronto-Dominion Bank (The), 2.125%, 4/07/21 @	USD	6,500,000	6,581,952
Toronto-Dominion Bank (The), 2.250%, 11/05/19 @	USD	3,470,000	3,541,631
Toronto-Dominion Bank (The), 2.500%, 12/14/20	USD	1,500,000	1,543,379
			89,520,022
Denmark — 2.0%
Kommunekredit, 1.125%, 3/15/18	USD	14,658,000	14,694,337
France — 6.6%
Agence Francaise de Developpement, 1.625%, 1/21/20	USD	15,000,000	15,147,945
Dexia Credit Local SA, 1.875%, 1/29/20	USD	5,898,000	5,938,000
Dexia Credit Local SA, 2.250%, 1/30/19	USD	3,000,000	3,045,624
Sanofi, 4.000%, 3/29/21	USD	3,500,000	3,850,567
Total Capital International SA, 2.100%, 6/19/19 @	USD	7,000,000	7,141,036
Total Capital International SA, 2.125%, 1/10/19 @	USD	6,000,000	6,108,810
Total Capital SA, 2.125%, 8/10/18	USD	5,737,000	5,832,206
Total Capital SA, 3.875%, 12/14/18	GBP	611,000	847,527
			47,911,715
Germany — 3.9%
KFW, 1.000%, 6/11/18	USD	12,500,000	12,513,325
KFW, 1.625%, 3/15/21	USD	2,000,000	2,023,420
Landwirtschaftliche Rentenbank, 1.875%, 9/17/18	USD	10,000,000	10,180,400
NRW Bank, 0.875%, 12/15/17	GBP	3,000,000	3,907,202
			28,624,347
Ireland — 2.6%
GE Capital International Funding
Co., 2.342%, 11/15/20	USD	18,500,000	19,012,302
Japan — 2.0%
Japan Finance Organization for Municipalities, 2.125%, 3/06/19	USD	14,000,000	14,172,550
Netherlands — 6.4%
Bank Nederlandse Gemeenten NV, 1.625%, 4/19/21	USD	7,000,000	7,063,294
Bank Nederlandse Gemeenten NV, 1.875%, 12/07/18	GBP	7,600,000	10,148,651
Bank Nederlandse Gemeenten NV, 1.875%, 6/11/19	USD	4,000,000	4,074,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.250%, 1/14/19	USD	2,300,000	2,337,644
Nederlandse Waterschapsbank NV, 1.875%, 3/13/19	USD	1,700,000	1,729,298
Shell International Finance BV, 1.900%, 8/10/18	USD	2,500,000	2,535,475
Shell International Finance BV, 2.125%, 5/11/20	USD	13,495,000	13,705,752
Shell International Finance BV, 2.250%, 11/10/20	USD	5,100,000	5,198,894
			46,793,008
Norway — 3.6%
Kommunalbanken AS, 1.625%, 1/15/20	USD	5,000,000	5,052,435
Kommunalbanken AS, 1.625%, 2/10/21	USD	5,000,000	5,050,350
Statoil ASA, 1.950%, 11/08/18	USD	1,500,000	1,515,174

See notes to schedules of investments

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Norway (Continued)
Statoil ASA, 2.250%, 11/08/19 @	USD	8,000,000	$8,160,456
Statoil ASA, 3.125%, 8/17/17	USD	6,600,000	6,706,940
			26,485,355
Supranational — 3.7%
EUROFIMA, 1.750%, 5/29/20	USD	5,000,000	5,077,595
European Investment Bank, 1.625%, 6/15/21	USD	2,250,000	2,274,340
European Investment Bank, 1.875%, 3/15/19	USD	19,000,000	19,365,142
			26,717,077
Sweden — 9.4%
Kommuninvest I Sverige AB, 1.000%, 10/24/17	USD	8,000,000	8,005,624
Kommuninvest I Sverige AB, 2.000%, 11/12/19	USD	3,000,000	3,065,097
Kommuninvest I Sverige AB, 2.500%, 12/01/20	SEK	15,000,000	1,926,318
Nordea Bank AB, 1.625%, 5/15/18	USD	1,680,000	1,685,022
Nordea Bank AB, 2.375%, 4/04/19	USD	15,000,000	15,279,300
Nordea Bank AB, 2.500%, 9/17/20 ±	USD	4,000,000	4,095,284
Svensk Exportkredit AB, 1.125%, 4/05/18	USD	3,000,000	3,004,692
Svensk Exportkredit AB,1.750%, 8/28/20 @	USD	4,000,000	4,054,888
Svensk Exportkredit AB, 1.750%, 3/10/21 @	USD	3,500,000	3,544,163
Svensk Exportkredit AB, 1.875%, 6/17/19 @	USD	1,500,000	1,525,823
Svenska Handelsbanken AB, 1.625%, 3/21/18	USD	3,700,000	3,714,315
Svenska Handelsbanken AB, 2.250%, 6/17/19 @	USD	6,595,000	6,709,469
Svenska Handelsbanken AB, 5.125%, 3/30/20 ±	USD	5,000,000	5,557,715
Sweden Government Bond, 5.000%, 12/01/20	SEK	41,100,000	5,912,545
			68,080,255
Switzerland — 0.2%
Novartis Capital Corp., 4.400%, 4/24/20	USD	1,000,000	1,102,468
United States — 34.2%
3M Co., 2.000%, 8/07/20 @	USD	2,500,000	2,566,323
Alphabet, Inc., 3.625%, 5/19/21 @	USD	6,929,000	7,608,873
Apple, Inc., 1.550%, 2/07/20 @	USD	10,000,000	10,095,100
Apple, Inc., 2.100%, 5/06/19	USD	11,000,000	11,244,728
Berkshire Hathaway, Inc., 1.550%, 2/09/18	USD	5,385,000	5,417,305
Berkshire Hathaway, Inc.,2.100%, 8/14/19	USD	11,500,000	11,762,085
Berkshire Hathaway, Inc., 2.200%, 3/15/21 @	USD	2,500,000	2,573,158
Berkshire Hathaway, Inc., 3.750%, 8/15/21 @	USD	1,200,000	1,314,841
Chevron Corp., 1.961%, 3/03/20	USD	6,600,000	6,694,967
Chevron Corp., 2.193%, 11/15/19 @	USD	11,000,000	11,227,260
Chevron Corp., 2.419%, 11/17/20	USD	500,000	514,401
Chevron Corp., 2.427%, 6/24/20	USD	3,000,000	3,087,846
Cisco Systems, Inc., 2.125%, 3/01/19	USD	4,000,000	4,079,676
Cisco Systems, Inc., 2.200%, 2/28/21	USD	7,950,000	8,139,401
Cisco Systems, Inc., 4.450%, 1/15/20 @	USD	8,000,000	8,759,968
Coca-Cola Co. (The), 1.875%, 10/27/20	USD	2,000,000	2,034,792
Colgate-Palmolive Co., 1.500%, 11/01/18 @	USD	6,424,000	6,487,174
Exxon Mobil Corp., 1.819%, 3/15/19 @	USD	8,300,000	8,407,825
Exxon Mobil Corp., 1.912%, 3/06/20	USD	5,000,000	5,094,830
Exxon Mobil Corp., 2.222%, 3/01/21	USD	5,005,000	5,117,412
Federal National Mortgage Association, 1.500%, 6/22/20	USD	2,000,000	2,031,702
International Business Machines Corp., 1.250%, 2/08/18	USD	16,000,000	16,022,480
International Business Machines Corp., 2.250%, 2/19/21 @	USD	1,382,000	1,423,030
Johnson & Johnson, 1.650%, 12/05/18	USD	4,000,000	4,047,160
Merck & Co., Inc., 1.850%,2/10/20 @	USD	15,500,000	15,804,156
Merck Sharp & Dohme Corp., 5.000%, 6/30/19	USD	1,250,000	1,375,915
Microsoft Corp., 1.550%, 8/08/21	USD	7,000,000	6,976,249
Microsoft Corp., 1.625%, 12/06/18	USD	11,000,000	11,138,138
Microsoft Corp., 2.000%, 11/03/20	USD	3,000,000	3,063,951
Oracle Corp., 2.800%, 7/08/21	USD	9,500,000	9,930,198
Pfizer, Inc., 1.950%, 6/03/21 @	USD	4,000,000	4,054,124
Pfizer, Inc., 2.100%, 5/15/19 @	USD	16,375,000	16,724,148
Toyota Motor Credit Corp., 1.375%, 1/10/18 @	USD	4,726,000	4,735,877
Toyota Motor Credit Corp., 2.000%, 10/24/18	USD	933,000	946,939
Toyota Motor Credit Corp., 2.100%, 1/17/19	USD	5,000,000	5,085,740
Toyota Motor Credit Corp., 2.125%, 7/18/19	USD	7,000,000	7,132,272
Toyota Motor Credit Corp., 2.150%, 3/12/20	USD	3,000,000	3,065,001
US Bank NA/Cincinnati OH, 2.125%, 10/28/19	USD	4,500,000	4,582,251
Wal-Mart Stores, Inc., 5.800%, 2/15/18	USD	7,850,000	8,369,097
			248,736,393
TOTAL BONDS AND NOTES
(Identified Cost $715,867,063)			720,286,485

		SHARES	VALUE†
SHORT-TERM INVESTMENTS — 5.7%
Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, 0.020%		3,125,943	3,125,943

See notes to schedules of investments

	SHARES	VALUE†
SHORT-TERM INVESTMENTS (Continued)
Collateral For Securities On Loan — 5.3%
State Street Navigator Securities Lending Prime Portfolio	38,189,790	$38,189,790
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $41,315,733)		41,315,733
Total Investments — 104.8%
(Identified Cost $757,182,796)#		761,602,218

Liabilities, Less Cash and Other Assets — (4.8%)		(34,590,462)
Net Assets — 100.0%		$727,011,756

†	See Note 1
@	A portion or all of the security/securities were held on loan. As of September 30, 2016, the market value of the securities on loan was $51,383,415.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2016 amounted to $19,828,765 or 2.73% of the net assets of the Fund.
#	At September 30, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $757,182,796. Net unrealized appreciation aggregated $4,419,422 of which $7,272,274 related to appreciated investment securities and $2,852,852 related to depreciated investment securities.

Key to abbreviations:
GBP — British Pound
SEK — Swedish Krona
USD — U.S. Dollar

See notes to schedules of investments

SA Global Fixed Income Fund

September 30, 2016
Country Weightings (% of portfolio market value)+ (Unaudited)

Country	Percentage
United States	31.6%
Canada	12.4%
Sweden	9.5%
Australia	9.3%
Netherlands	6.5%
France	5.4%
Japan	4.9%
Germany	4.0%
Supranational	3.7%
Other	12.7%
100.0%

+       Excludes Short-Term Investments

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2016 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.4%
Aerospace & Defense — 2.5%
BE Aerospace, Inc.	4,563	$235,725
Boeing Co. (The)	30,311	3,993,171
BWX Technologies, Inc.	5,045	193,577
Cubic Corp.	500	23,405
Curtiss-Wright Corp.	1,653	150,605
DigitalGlobe, Inc. @*	1,509	41,498
Engility Holdings, Inc. *	495	15,593
Esterline Technologies Corp. *	736	55,965
General Dynamics Corp.	10,584	1,642,213
HEICO Corp.	677	46,848
HEICO Corp., Class A	1,226	74,185
Hexcel Corp.	3,100	137,330
Huntington Ingalls Industries, Inc.	1,972	302,544
KLX, Inc. *	1,200	42,240
L-3 Communications Holdings, Inc.	826	124,503
Lockheed Martin Corp.	12,054	2,889,585
Moog, Inc., Class A *	1,100	65,494
Northrop Grumman Corp.	7,231	1,547,072
Raytheon Co.	9,666	1,315,833
Rockwell Collins, Inc.	5,848	493,220
Spirit Aerosystems Holdings, Inc., Class A *	5,105	227,377
Teledyne Technologies, Inc. *	800	86,344
Textron, Inc.	8,122	322,849
TransDigm Group, Inc. @*	1,620	468,374
Triumph Group, Inc. @	1,120	31,226
United Technologies Corp.	26,280	2,670,048
Vectrus, Inc. *	366	5,574
Wesco Aircraft Holdings, Inc. *	844	11,335
		17,213,733
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc. @	6,400	450,944
Expeditors International of Washington, Inc.	7,407	381,609
FedEx Corp.	9,639	1,683,740
Forward Air Corp.	536	23,187
HUB Group, Inc., Class A *	982	40,026
United Parcel Service, Inc., Class B	33,744	3,690,244
XPO Logistics, Inc. *	3,028	111,037
		6,380,787
Airlines — 0.8%
Alaska Air Group, Inc.	5,828	383,832
Allegiant Travel Co.	800	105,656
American Airlines Group, Inc.	27,103	992,241
Copa Holdings SA, Class A	1,041	91,535
Delta Air Lines, Inc.	38,017	1,496,349
Hawaiian Holdings, Inc. *	2,703	131,366
JetBlue Airways Corp. *	10,625	183,175
Southwest Airlines Co.	30,212	1,174,944
Spirit Airlines, Inc. *	2,600	110,578
United Continental Holdings, Inc. *	16,772	880,027
		5,549,703
Auto Components — 0.6%
American Axle & Manufacturing Holdings, Inc.	4,031	69,414
Autoliv, Inc. @	2,700	288,360
BorgWarner, Inc.	7,568	266,242
Cooper Tire & Rubber Co.	2,400	91,248
Dana, Inc.	6,712	104,640
Delphi Automotive PLC	13,800	984,216
Dorman Products, Inc. @*	1,109	70,865
Drew Industries, Inc.	900	88,218
Federal-Mogul Holdings Corp. *	1,249	12,003
Gentex Corp.	10,100	177,356
Gentherm, Inc. *	1,000	31,420
Goodyear Tire & Rubber Co. (The)	12,112	391,218
Horizon Global Corp. *	587	11,699
Johnson Controls International PLC	26,423	1,229,462
Lear Corp.	2,724	330,203
Tenneco, Inc. *	2,500	145,675
Visteon Corp.	1,205	86,350
		4,378,589
Automobiles — 0.6%
Ford Motor Co.	148,394	1,791,116
General Motors Co.	56,248	1,786,999
Harley-Davidson, Inc. @	8,822	463,949
Tesla Motors, Inc. @*	1,037	211,579
Thor Industries, Inc.	1,600	135,520
		4,389,163
Beverages — 2.6%
Boston Beer Co., Inc. (The), Class A @*	422	65,520
Brown-Forman Corp., Class A	1,902	94,624
Brown-Forman Corp., Class B @	11,440	542,714
Coca-Cola Bottling Co., Consolidated @	200	29,632
Coca-Cola Co. (The)	172,150	7,285,388
Constellation Brands, Inc., Class A	3,898	648,978
Dr Pepper Snapple Group, Inc.	8,222	750,751
Molson Coors Brewing Co., Class B	1,484	162,943
Monster Beverage Corp. *	4,037	592,672
PepsiCo, Inc.	67,969	7,392,988
		17,566,210
Biotechnology — 3.3%
AbbVie, Inc.	75,823	4,782,157
ACADIA Pharmaceuticals, Inc. @*	1,068	33,973
Alexion Pharmaceuticals, Inc. *	1,781	218,244
Alkermes PLC *	1,979	93,072
Alnylam Pharmaceuticals, Inc. @*	810	54,902
Amgen, Inc.	23,546	3,927,708
Aptevo Therapeutics, Inc. *	51	131
Biogen, Inc. *	9,439	2,954,690
BioMarin Pharmaceutical, Inc. *	2,062	190,776
Celgene Corp. *	27,069	2,829,523
Emergent BioSolutions, Inc. @*	102	3,216
Gilead Sciences, Inc.	67,524	5,342,499
Incyte Corp. *	5,067	477,767
Insys Therapeutics, Inc. @*	201	2,370
Intercept Pharmaceuticals, Inc. @*	100	16,459
Ligand Pharmaceuticals, Inc. @*	374	38,170
Myriad Genetics, Inc. @*	2,380	48,980
Neurocrine Biosciences, Inc. @*	1,008	51,045
Opko Health, Inc. @*	3,300	34,947
Regeneron Pharmaceuticals, Inc. *	3,000	1,206,060
Seattle Genetics, Inc. @*	1,502	81,123
TESARO, Inc. @*	616	61,748
United Therapeutics Corp. @*	1,803	212,898
Vertex Pharmaceuticals, Inc. *	1,732	151,048
		22,813,506
Building Products — 0.3%
A.O. Smith Corp.	2,350	232,156
Allegion PLC	4,647	320,225
Apogee Enterprises, Inc. @	400	17,876
Armstrong Flooring, Inc. *	711	13,424
Armstrong World Industries, Inc. @*	1,422	58,757
Builders FirstSource, Inc. @*	1,300	14,963
Fortune Brands Home & Security, Inc.	4,126	239,721
Lennox International, Inc.	1,236	194,089
Masco Corp.	11,358	389,693
Owens Corning	3,497	186,705
Simpson Manufacturing Co., Inc.	1,080	47,466

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products (Continued)
Trex Co., Inc. *	800	$46,976
Universal Forest Products, Inc.	597	58,798
USG Corp. *	2,828	73,104
		1,893,953
Capital Markets — 1.9%
Affiliated Managers Group, Inc. *	1,930	279,271
Ameriprise Financial, Inc.	5,716	570,285
Artisan Partners Asset Management, Inc.,
Class A	1,440	39,168
Associated Capital Group, Inc., Class A	200	7,092
Bank of New York Mellon Corp. (The)	23,402	933,272
BGC Partners, Inc., Class A	7,600	66,500
BlackRock, Inc.	2,792	1,011,988
CBOE Holdings, Inc.	3,888	252,137
Charles Schwab Corp. (The)	25,979	820,157
CME Group, Inc.	1,950	203,814
Cohen & Steers, Inc.	500	21,375
E*Trade Financial Corp. *	2,618	76,236
Eaton Vance Corp. @	5,845	228,247
Evercore Partners, Inc., Class A	1,380	71,084
FactSet Research Systems, Inc. @	1,947	315,609
Federated Investors, Inc., Class B	3,536	104,772
Financial Engines, Inc. @	700	20,797
Franklin Resources, Inc.	12,000	426,840
GAMCO Investors, Inc., Class A	200	5,694
Goldman Sachs Group, Inc. (The)	3,307	533,320
Interactive Brokers Group, Inc., Class A @	2,247	79,252
Intercontinental Exchange, Inc.	2,087	562,154
Invesco Ltd.	8,325	260,323
Janus Capital Group, Inc. @	4,300	60,243
Legg Mason, Inc.	1,900	63,612
LPL Financial Holdings, Inc. @	2,967	88,743
MarketAxess Holdings, Inc.	1,300	215,267
Moody's Corp.	5,690	616,113
Morgan Stanley	19,996	641,072
Morningstar, Inc.	700	55,489
MSCI, Inc., Class A	3,286	275,827
Nasdaq, Inc.	1,536	103,741
Northern Trust Corp.	4,761	323,700
NorthStar Asset Management Group, Inc.	4,703	60,810
Raymond James Financial, Inc.	2,600	151,346
S&P Global, Inc.	12,709	1,608,451
SEI Investments Co.	4,110	187,457
State Street Corp.	7,611	529,954
Stifel Financial Corp. @*	1,686	64,827
T. Rowe Price Group, Inc.	10,102	671,783
TD Ameritrade Holding Corp.	7,939	279,770
Virtus Investment Partners, Inc. @	200	19,572
Waddell & Reed Financial, Inc., Class A @	3,561	64,668
WisdomTree Investments, Inc. @	5,031	51,769
		13,023,601
Chemicals — 2.6%
Air Products & Chemicals, Inc.	7,903	1,188,137
Albemarle Corp.	3,067	262,198
Ashland Global Holdings, Inc.	1,329	154,098
Axalta Coating Systems Ltd. *	5,614	158,708
Balchem Corp.	1,093	84,740
Cabot Corp.	1,800	94,338
Celanese Corp., Series A	2,723	181,243
CF Industries Holdings, Inc.	8,054	196,115
Dow Chemical Co. (The)	35,427	1,836,181
Eastman Chemical Co.	6,348	429,633
Ecolab, Inc.	8,393	1,021,596
EI Du Pont de Nemours & Co.	28,819	1,930,008
Flotek Industries, Inc. @*	1,026	14,918
FMC Corp.	1,919	92,765
GCP Applied Technologies, Inc. *	3,212	90,964
H.B. Fuller Co.	1,077	50,048
Huntsman Corp.	6,809	110,782
Ingevity Corp. *	530	24,433
International Flavors & Fragrances, Inc. @	3,158	451,499
LyondellBasell Industries NV, Class A	18,235	1,470,835
Minerals Technologies, Inc.	1,316	93,028
Monsanto Co.	19,039	1,945,786
Mosaic Co. (The) @	4,187	102,414
NewMarket Corp. @	462	198,346
Olin Corp. @	3,768	77,319
Platform Specialty Products Corp. *	1,155	9,367
PolyOne Corp.	2,800	94,668
PPG Industries, Inc.	10,610	1,096,650
Praxair, Inc.	14,061	1,698,991
RPM International, Inc.	4,928	264,732
Scotts Miracle-Gro Co. (The), Class A	2,064	171,869
Sensient Technologies Corp.	1,000	75,800
Sherwin Williams Co. (The)	3,887	1,075,377
Trinseo SA	767	43,382
Tronox Ltd., Class A @	771	7,224
Valspar Corp. (The)	3,512	372,518
W.R. Grace & Co.	2,716	200,441
Westlake Chemical Corp.	1,930	103,255
		17,474,406
Commercial Banks — 3.0%
Associated Banc-Corp.	4,819	94,404
BancorpSouth, Inc.	2,260	52,432
Bank of America Corp.	97,054	1,518,895
Bank of Hawaii Corp. @	1,300	94,406
Bank of the Ozarks, Inc.	2,453	94,195
BankUnited, Inc.	2,100	63,420
BB&T Corp.	12,529	472,594
Cathay General Bancorp	2,343	72,118
CIT Group, Inc.	2,083	75,613
Citigroup, Inc.	28,979	1,368,678
Citizens Financial Group, Inc.	4,404	108,823
Columbia Banking System, Inc.	1,612	52,745
Comerica, Inc.	2,198	104,009
Commerce Bancshares, Inc. @	2,301	113,347
Community Bank System, Inc. @	1,228	59,079
Cullen/Frost Bankers, Inc. @	1,300	93,522
CVB Financial Corp. @	2,712	47,758
Eagle Bancorp, Inc. *	460	22,692
East West Bancorp, Inc.	4,344	159,468
Fifth Third Bancorp	16,216	331,779
First Citizens Bancshares, Inc., Class A	46	13,519
First Financial Bankshares, Inc. @	441	16,070
First Horizon National Corp.	5,445	82,927
First Republic Bank	2,906	224,082
FNB Corp.	7,373	90,688
Fulton Financial Corp. @	5,467	79,381
Glacier Bancorp, Inc. @	3,134	89,382
Hancock Holding Co.	2,100	68,103
Hilltop Holdings, Inc. *	2,327	52,264
Home Bancshares, Inc.	1,846	38,415
Hope Bancorp, Inc.	2,893	50,251
Huntington Bancshares, Inc.	23,378	230,507
Iberiabank Corp.	891	59,804
International Bancshares Corp.	1,350	40,203
Investors Bancorp, Inc.	5,282	63,437
JPMorgan Chase & Co.	77,385	5,153,067

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
KeyCorp	8,304	$101,060
M&T Bank Corp. @	1,323	153,600
MB Financial, Inc.	1,600	60,864
Old National Bancorp	2,800	39,368
PacWest Bancorp	1,900	81,529
People's United Financial, Inc. @	5,613	88,798
Pinnacle Financial Partners, Inc.	641	34,665
PNC Financial Services Group, Inc. (The)	9,592	864,143
Popular, Inc.	2,182	83,396
Private Bancorp, Inc.	2,000	91,840
Prosperity Bancshares, Inc.	1,226	67,295
Regions Financial Corp.	11,379	112,311
Signature Bank *	1,100	130,295
South State Corp.	799	59,957
Sterling Bancorp	2,975	52,063
SunTrust Banks, Inc.	9,453	414,041
SVB Financial Group *	1,100	121,594
Synovus Financial Corp.	3,279	106,666
TCF Financial Corp.	4,700	68,197
Texas Capital Bancshares, Inc. *	827	45,419
Trustmark Corp. @	1,900	52,364
UMB Financial Corp. @	900	53,505
Umpqua Holdings Corp.	3,100	46,655
United Bankshares, Inc. @	1,262	47,540
US Bancorp	36,350	1,559,052
Valley National Bancorp @	5,707	55,529
Webster Financial Corp. @	2,510	95,405
Wells Fargo & Co.	101,942	4,513,992
Westamerica Bancorp @	500	25,440
Western Alliance Bancorp *	2,242	84,165
Wintrust Financial Corp.	1,100	61,127
Zions Bancorp	3,209	99,543
		20,823,495
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	1,200	47,640
Brady Corp., Class A	1,200	41,532
Brink's Co. (The)	1,230	45,608
Cintas Corp.	3,947	444,432
Civeo Corp. *	3,200	3,648
Clean Harbors, Inc. *	1,735	83,245
Copart, Inc. *	4,171	223,399
Covanta Holding Corp. @	3,570	54,942
Deluxe Corp. @	2,000	133,640
Essendant, Inc.	900	18,468
Healthcare Services Group, Inc.	2,053	81,258
Herman Miller, Inc.	2,059	58,887
HNI Corp.	1,066	42,427
Interface, Inc.	1,200	20,028
KAR Auction Services, Inc.	5,425	234,143
Mobile Mini, Inc.	1,083	32,707
MSA Safety, Inc.	1,100	63,844
Pitney Bowes, Inc.	9,123	165,674
R.R. Donnelley & Sons Co.	8,595	135,114
Republic Services, Inc.	7,222	364,350
Rollins, Inc. @	4,221	123,591
Steelcase, Inc., Class A	3,679	51,101
Stericycle, Inc. *	1,894	151,785
Tetra Tech, Inc.	1,092	38,733
UniFirst Corp.	477	62,897
Waste Connections, Inc.	3,537	264,214
Waste Management, Inc.	20,670	1,317,919
West Corp.	700	15,456
		4,320,682
Communications Equipment — 0.8%
ADTRAN, Inc.	1,300	24,882
Arista Networks, Inc. @*	864	73,509
ARRIS International PLC *	1,818	51,504
Brocade Communications Systems, Inc.	11,672	107,733
Ciena Corp. *	4,911	107,060
Cisco Systems, Inc.	103,474	3,282,195
CommScope Holding Co., Inc. @*	5,727	172,440
EchoStar Corp., Class A *	1,040	45,583
F5 Networks, Inc. *	2,800	348,992
Finisar Corp. *	2,900	86,420
Harris Corp.	3,277	300,206
InterDigital, Inc.	1,772	140,342
Juniper Networks, Inc.	4,904	117,990
Lumentum Holdings, Inc. *	1,020	42,605
Motorola Solutions, Inc.	4,325	329,911
NETGEAR, Inc. *	426	25,769
NetScout Systems, Inc. *	2,150	62,888
Palo Alto Networks, Inc. @*	400	63,732
Plantronics, Inc.	1,300	67,548
Ubiquiti Networks, Inc. @*	932	49,862
Viasat, Inc. @*	1,131	84,429
Viavi Solutions, Inc. *	5,100	37,689
		5,623,289
Computers & Peripherals — 4.7%
3D Systems Corp. @*	1,421	25,507
Apple, Inc.	254,685	28,792,139
Electronics for Imaging, Inc. @*	1,399	68,439
Hewlett Packard Enterprise Co.	41,903	953,293
HP, Inc.	59,548	924,781
Lexmark International, Inc., Class A	2,372	94,785
NCR Corp. *	4,927	158,600
NetApp, Inc.	6,135	219,756
Seagate Technology PLC @	15,309	590,162
Stratasys Ltd. *	981	23,632
Western Digital Corp. @	3,176	185,701
		32,036,795
Construction & Engineering — 0.2%
AECOM *	3,990	118,623
Chicago Bridge & Iron Co. NV	2,347	65,786
Dycom Industries, Inc. @*	1,788	146,223
EMCOR Group, Inc.	1,700	101,354
Fluor Corp.	4,786	245,618
Granite Construction, Inc.	245	12,186
Jacobs Engineering Group, Inc. *	1,903	98,423
KBR, Inc.	2,987	45,193
MasTec, Inc. *	2,200	65,428
Primoris Services Corp. @	1,000	20,600
Quanta Services, Inc. *	3,524	98,637
Valmont Industries, Inc. @	769	103,484
		1,121,555
Construction Materials — 0.1%
Eagle Materials, Inc. @	1,471	113,708
Martin Marietta Materials, Inc.	988	176,961
Vulcan Materials Co.	2,484	282,505
		573,174
Consumer Finance — 0.8%
Ally Financial, Inc.	14,704	286,287
American Express Co.	33,795	2,164,232
Capital One Financial Corp.	9,967	715,929
Credit Acceptance Corp. @*	284	57,104
Discover Financial Services	14,594	825,291
FirstCash, Inc.	800	37,664
Navient Corp.	13,453	194,665

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Consumer Finance (Continued)
Nelnet, Inc., Class A	156	$6,298
OneMain Holdings, Inc. @*	893	27,638
PRA Group, Inc. @*	1,500	51,810
Santander Consumer USA Holdings, Inc. @*	3,992	48,543
SLM Corp. *	15,724	117,458
Synchrony Financial	28,710	803,880
		5,336,799
Containers & Packaging — 0.6%
Aptargroup, Inc.	2,499	193,448
Avery Dennison Corp.	4,556	354,411
Ball Corp. @	3,343	273,959
Bemis Co., Inc.	3,733	190,420
Berry Plastics Group, Inc. *	4,752	208,375
Crown Holdings, Inc. *	6,068	346,422
Graphic Packaging Holding Co.	13,226	185,032
Greif, Inc., Class A	1,000	49,590
International Paper Co.	14,819	711,016
Owens-Illinois, Inc. *	6,988	128,509
Packaging Corp. of America	4,365	354,700
Sealed Air Corp.	9,671	443,125
Silgan Holdings, Inc.	1,968	99,561
Sonoco Products Co.	3,106	164,090
WestRock Co.	3,180	154,167
		3,856,825
Distributors — 0.2%
Core-Mark Holding Co., Inc.	724	25,919
Genuine Parts Co.	5,605	563,022
LKQ Corp. *	9,191	325,913
Pool Corp.	1,885	178,170
		1,093,024
Diversified Consumer Services — 0.2%
Apollo Education Group, Inc. *	4,463	35,481
Bright Horizons Family Solutions, Inc. *	1,729	115,653
DeVry Education Group, Inc.	1,600	36,896
Graham Holdings Co., Class B	100	48,137
Grand Canyon Education, Inc. *	2,002	80,861
H&R Block, Inc. @	8,777	203,188
Houghton Mifflin Harcourt Co. @*	2,049	27,477
Service Corp. International	9,025	239,523
ServiceMaster Global Holdings, Inc. *	6,209	209,119
Sotheby's	1,900	72,238
		1,068,573
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B *	53,300	7,700,251
FNFV Group *	2,320	28,954
Leucadia National Corp.	4,626	88,079
Voya Financial, Inc.	1,793	51,674
		7,868,958
Diversified Telecommunication Services — 3.2%
AT&T, Inc.	239,399	9,721,993
CenturyLink, Inc.	19,042	522,322
Cogent Communications Holdings, Inc. @	1,228	45,203
Frontier Communications Corp. @	18,754	78,017
Level 3 Communications, Inc. *	6,484	300,728
SBA Communications Corp., Class A *	3,900	437,424
Verizon Communications, Inc.	204,502	10,630,014
Windstream Holdings, Inc. @	4,665	46,883
		21,782,584
Electric Utilities — 1.8%
Allete, Inc.	1,400	83,468
Alliant Energy Corp.	5,892	225,723
American Electric Power Co., Inc.	15,236	978,304
Avangrid, Inc.	1,433	59,871
Duke Energy Corp.	18,792	1,504,112
Edison International	10,408	751,978
El Paso Electric Co.	1,200	56,124
Entergy Corp.	2,623	201,263
Eversource Energy	8,109	439,346
Exelon Corp.	29,315	975,896
FirstEnergy Corp.	11,994	396,761
Great Plains Energy, Inc.	4,084	111,452
Hawaiian Electric Industries, Inc.	3,245	96,863
IDACORP, Inc.	1,576	123,369
ITC Holdings Corp.	5,154	239,558
MGE Energy, Inc.	573	32,380
NextEra Energy, Inc.	14,718	1,800,306
OGE Energy Corp.	5,840	184,661
PG&E Corp.	14,222	869,960
Pinnacle West Capital Corp.	3,190	242,408
PNM Resources, Inc.	2,600	85,072
Portland General Electric Co.	2,100	89,439
PPL Corp.	20,485	708,166
Southern Co. (The)	27,660	1,418,958
Westar Energy, Inc.	4,860	275,805
Xcel Energy, Inc.	15,130	622,448
		12,573,691
Electrical Equipment — 0.6%
Acuity Brands, Inc. @	1,379	364,883
AMETEK, Inc.	7,303	348,937
Babcock & Wilcox Enterprises, Inc. *	1,486	24,519
Eaton Corp. PLC	9,300	611,103
Emerson Electric Co.	27,429	1,495,155
EnerSys	1,200	83,028
Generac Holdings, Inc. @*	2,200	79,860
Hubbell, Inc.	1,694	182,512
Regal Beloit Corp.	967	57,527
Rockwell Automation, Inc. @	5,603	685,471
Sensata Technologies Holding NV @*	5,879	227,988
SolarCity Corp. @*	600	11,736
		4,172,719
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	12,606	818,382
Anixter International, Inc. *	800	51,600
Arrow Electronics, Inc. *	2,885	184,553
Avnet, Inc.	2,642	108,481
Belden, Inc.	1,699	117,214
CDW Corp.	6,754	308,860
Cognex Corp.	1,853	97,950
Coherent, Inc. *	580	64,113
Corning, Inc.	13,249	313,339
Daktronics, Inc.	100	954
Dolby Laboratories, Inc., Class A	1,700	92,293
Flex Ltd. *	21,283	289,874
FLIR Systems, Inc.	3,073	96,554
Ingram Micro, Inc., Class A	4,200	149,772
IPG Photonics Corp. *	763	62,833
Itron, Inc. *	545	30,389
Jabil Circuit, Inc.	5,400	117,828
Keysight Technologies, Inc. *	5,963	188,967
Knowles Corp. *	1,850	25,993
Littelfuse, Inc.	380	48,948
Methode Electronics, Inc.	400	13,988
National Instruments Corp.	1,558	44,247
OSI Systems, Inc. *	572	37,397
Plexus Corp. *	900	42,102

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Sanmina Corp. *	900	$25,623
SYNNEX Corp.	735	83,871
TE Connectivity Ltd.	10,639	684,939
Tech Data Corp. *	1,300	110,123
Trimble Navigation Ltd. *	5,941	169,675
Universal Display Corp. @*	99	5,495
VeriFone Systems, Inc. *	2,891	45,504
Vishay Intertechnology, Inc. @	4,130	58,192
Zebra Technologies Corp., Class A *	934	65,016
		4,555,069
Energy Equipment & Services — 0.5%
Archrock, Inc.	1,688	22,079
Atwood Oceanics, Inc. @	1,100	9,559
Baker Hughes, Inc.	5,494	277,282
Bristow Group, Inc. @	1,083	15,184
CARBO Ceramics, Inc.	300	3,282
Core Laboratories NV @	1,811	203,430
Diamond Offshore Drilling, Inc. @	1,386	24,407
Dril-Quip, Inc. *	900	50,166
Era Group, Inc. *	400	3,220
Exterran Corp. *	844	13,234
FMC Technologies, Inc. *	4,704	139,568
Forum Energy Technologies, Inc. @*	1,368	27,168
Gulfmark Offshore, Inc., Class A @*	600	1,008
Halliburton Co.	12,080	542,150
Helix Energy Solutions Group, Inc. *	2,643	21,487
Helmerich & Payne, Inc.	952	64,070
Hornbeck Offshore Services, Inc. @*	900	4,950
McDermott International, Inc. @*	6,400	32,064
Nabors Industries Ltd.	8,800	107,008
National Oilwell Varco, Inc. @	3,089	113,490
Noble Corp. PLC @	5,783	36,664
Oceaneering International, Inc. @	3,600	99,036
Oil States International, Inc. *	1,400	44,198
Pacific Drilling SA @*	2	8
Patterson-UTI Energy, Inc. @	4,300	96,191
Rowan Cos. PLC, Class A @	2,805	42,524
Schlumberger Ltd.	18,001	1,415,599
SEACOR Holdings, Inc. *	500	29,745
Superior Energy Services, Inc.	2,568	45,967
Tidewater, Inc. @	1,400	3,948
Transocean Ltd. @	11,264	120,074
Unit Corp. @*	1,300	24,180
US Silica Holdings, Inc.	212	9,871
Weatherford International PLC @*	7,321	41,144
		3,683,955
Food & Staples Retailing — 2.3%
Andersons, Inc. (The)	486	17,584
Casey's General Stores, Inc.	1,701	204,375
Costco Wholesale Corp.	17,536	2,674,415
CVS Health Corp.	35,916	3,196,165
Kroger Co. (The)	43,800	1,299,984
PriceSmart, Inc.	600	50,256
Rite Aid Corp. *	44,924	345,466
Sprouts Farmers Market, Inc. @*	4,416	91,190
SUPERVALU, Inc. *	5,600	27,944
Sysco Corp.	21,676	1,062,341
United Natural Foods, Inc. *	1,400	56,056
Wal-Mart Stores, Inc.	64,795	4,673,015
Walgreens Boots Alliance, Inc.	18,591	1,498,806
Weis Markets, Inc.	600	31,800
Whole Foods Market, Inc. @	11,307	320,554
		15,549,951
Food Products — 1.5%
Archer-Daniels-Midland Co.	5,947	250,785
B&G Foods, Inc.	2,370	116,557
Blue Buffalo Pet Products, Inc. @*	2,386	56,691
Bunge Ltd.	3,923	232,359
Cal-Maine Foods, Inc. @	1,089	41,970
Campbell Soup Co. @	8,657	473,538
ConAgra Foods, Inc.	14,076	663,120
Darling Ingredients, Inc. *	6,645	89,774
Dean Foods Co. @	4,792	78,589
Flowers Foods, Inc. @	5,407	81,754
Fresh Del Monte Produce, Inc.	1,100	65,890
General Mills, Inc.	25,922	1,655,897
Hain Celestial Group, Inc. (The) *	2,595	92,330
Hershey Co. (The)	7,200	688,320
Hormel Foods Corp. @	9,190	348,577
Ingredion, Inc.	2,464	327,860
J&J Snack Foods Corp.	457	54,438
J.M. Smucker Co. (The)	2,349	318,384
Kellogg Co.	11,146	863,481
Kraft Heinz Co. (The)	5,446	487,472
Lancaster Colony Corp.	722	95,369
McCormick & Co., Inc.	4,223	421,962
Mead Johnson Nutrition Co.	6,182	488,440
Mondelez International, Inc., Class A	12,419	545,194
Pilgrim's Pride Corp.	1,700	35,904
Pinnacle Foods, Inc.	3,213	161,196
Post Holdings, Inc. *	943	72,771
Sanderson Farms, Inc. @	839	80,821
Snyders-Lance, Inc. @	1,354	45,467
Tootsie Roll Industries, Inc. @	339	12,485
TreeHouse Foods, Inc. @*	616	53,709
Tyson Foods, Inc., Class A	8,281	618,342
WhiteWave Foods Co., Class A *	5,574	303,393
		9,922,839
Gas Utilities — 0.2%
Atmos Energy Corp.	3,300	245,751
National Fuel Gas Co. @	1,600	86,512
New Jersey Resources Corp.	2,300	75,578
Northwest Natural Gas Co.	456	27,410
ONE Gas, Inc.	1,600	98,944
Piedmont Natural Gas Co., Inc.	2,300	138,092
South Jersey Industries, Inc. @	1,600	47,280
Southwest Gas Corp.	1,343	93,822
Spire, Inc.	963	61,381
UGI Corp.	5,299	239,727
WGL Holdings, Inc.	1,400	87,780
		1,202,277
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	28,960	1,224,718
ABIOMED, Inc. *	957	123,051
Alere, Inc. *	2,200	95,128
Align Technology, Inc. *	2,300	215,625
Baxter International, Inc.	18,177	865,225
Becton Dickinson & Co.	5,839	1,049,444
Boston Scientific Corp. *	19,053	453,461
Cantel Medical Corp.	1,074	83,751
Cooper Companies, Inc. (The)	939	168,325
CR Bard, Inc.	3,279	735,414
Danaher Corp.	5,585	437,808
Dentsply Sirona, Inc.	2,858	169,851
DexCom, Inc. @*	883	77,404

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Edwards Lifesciences Corp. *	6,748	$813,539
Globus Medical, Inc., Class A *	1,500	33,855
Haemonetics Corp. *	1,000	36,210
Halyard Health, Inc. *	1,856	64,329
Hill-Rom Holdings, Inc.	1,280	79,334
Hologic, Inc. *	6,826	265,054
ICU Medical, Inc. *	98	12,385
Idexx Laboratories, Inc. *	3,159	356,114
Integra LifeSciences Holdings Corp. @*	584	48,209
Intuitive Surgical, Inc. *	725	525,502
LivaNova PLC *	1,115	67,023
Masimo Corp. *	1,500	89,235
Medtronic PLC	13,266	1,146,182
Neogen Corp. *	167	9,342
NuVasive, Inc. @*	1,369	91,258
ResMed, Inc. @	4,096	265,380
SeaSpine Holdings Corp. *	266	2,689
St. Jude Medical, Inc.	10,312	822,485
STERIS PLC	1,291	94,372
Stryker Corp.	10,173	1,184,239
Teleflex, Inc.	764	128,390
Varian Medical Systems, Inc. @*	3,205	318,994
West Pharmaceutical Services, Inc.	1,773	132,089
Wright Medical Group NV *	427	10,474
Zimmer Biomet Holdings, Inc.	3,006	390,840
		12,686,728
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc. @*	916	45,388
Aetna, Inc.	10,865	1,254,364
Air Methods Corp. @*	1,200	37,788
AmerisourceBergen Corp.	6,392	516,346
AMN Healthcare Services, Inc. *	1,300	41,431
Amsurg Corp. @*	1,696	113,717
Anthem, Inc.	5,244	657,126
Brookdale Senior Living, Inc. *	3,601	62,837
Cardinal Health, Inc.	13,412	1,042,112
Centene Corp. *	2,669	178,716
Chemed Corp. @	690	97,338
CIGNA Corp.	8,271	1,077,877
Community Health Systems, Inc. @*	4,567	52,703
DaVita, Inc. *	5,848	386,377
Diplomat Pharmacy, Inc. *	170	4,762
Envision Healthcare Holdings, Inc. *	4,964	110,548
Express Scripts Holding Co. *	23,331	1,645,535
HCA Holdings, Inc. *	10,031	758,645
Healthsouth Corp. @	3,958	160,576
Henry Schein, Inc. *	2,586	421,466
Humana, Inc.	3,785	669,529
Kindred Healthcare, Inc.	1,371	14,012
Laboratory Corp. of America Holdings *	2,802	385,219
LifePoint Health, Inc. *	1,533	90,800
Magellan Health, Inc. *	708	38,041
McKesson Corp.	9,082	1,514,424
Mednax, Inc. @*	2,900	192,125
Molina Healthcare, Inc. @*	1,439	83,922
Owens & Minor, Inc.	1,695	58,867
Patterson Cos., Inc. @	2,215	101,757
Premier, Inc., Class A *	455	14,715
Quest Diagnostics, Inc.	5,055	427,805
Quorum Health Corp. *	1,141	7,154
Select Medical Holdings Corp. @*	2,804	37,854
Surgical Care Affiliates, Inc. *	822	40,081
Team Health Holdings, Inc. @*	3,194	103,997
Tenet Healthcare Corp. *	4,329	98,095
UnitedHealth Group, Inc.	32,160	4,502,400
Universal Health Services, Inc., Class B	3,403	419,318
VCA, Inc. *	2,228	155,915
WellCare Health Plans, Inc. *	1,103	129,150
		17,750,832
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc. @*	5,500	72,435
athenahealth, Inc. @*	948	119,562
Cerner Corp. @*	9,114	562,790
HMS Holdings Corp. *	1,549	34,341
IMS Health Holdings, Inc. @*	4,116	128,995
Veeva Systems, Inc., Class A *	1,900	78,432
		996,555
Hotels, Restaurants & Leisure — 2.5%
Aramark	8,191	311,504
Belmond Ltd., Class A *	1,547	19,662
Bloomin' Brands, Inc.	6,102	105,198
Bob Evans Farms, Inc. @	800	30,640
Brinker International, Inc. @	1,448	73,023
Buffalo Wild Wings, Inc. *	843	118,644
Carnival Corp.	8,038	392,415
Cheesecake Factory, Inc. (The) @	1,877	93,963
Chipotle Mexican Grill, Inc. @*	875	370,562
Choice Hotels International, Inc.	1,000	45,080
Churchill Downs, Inc.	115	16,830
ClubCorp Holdings, Inc.	110	1,592
Cracker Barrel Old Country Store, Inc. @	1,060	140,153
Darden Restaurants, Inc.	3,965	243,134
Dave & Buster's Entertainment, Inc. *	1,491	58,417
DineEquity, Inc.	590	46,722
Domino's Pizza, Inc.	1,789	271,660
Dunkin' Brands Group, Inc. @	2,994	155,928
Fiesta Restaurant Group, Inc. @*	484	11,616
Hilton Worldwide Holdings, Inc.	16,346	374,814
Hyatt Hotels Corp., Class A *	300	14,766
International Game Technology PLC	1,437	35,034
Interval Leisure Group, Inc.	4,076	69,985
J Alexander's Holdings, Inc. *	400	4,052
Jack in the Box, Inc.	1,189	114,073
La Quinta Holdings, Inc. *	615	6,876
Las Vegas Sands Corp.	18,663	1,073,869
Marriott International, Inc., Class A	12,126	816,444
Marriott Vacations Worldwide Corp.	295	21,629
McDonald's Corp.	43,746	5,046,539
MGM Resorts International *	9,774	254,417
Norwegian Cruise Line Holdings Ltd. *	4,276	161,205
Panera Bread Co., Class A @*	1,166	227,043
Papa John's International, Inc. @	761	60,005
Pinnacle Entertainment, Inc. @*	112	1,382
Royal Caribbean Cruises Ltd. @	3,273	245,311
SeaWorld Entertainment, Inc. @	2,000	26,960
Six Flags Entertainment Corp. @	2,952	158,257
Sonic Corp. @	1,700	44,506
Starbucks Corp.	70,918	3,839,500
Texas Roadhouse, Inc.	1,857	72,479
Vail Resorts, Inc.	1,332	208,964
Wendy's Co. (The) @	7,777	83,992
Wyndham Worldwide Corp. @	4,979	335,236
Wynn Resorts Ltd.	2,638	256,994
Yum! Brands, Inc.	13,387	1,215,673
		17,276,748
Household Durables — 0.4%
CalAtlantic Group, Inc. @	1,929	64,506

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables (Continued)
DR Horton, Inc.	6,639	$200,498
Garmin Ltd. @	2,389	114,935
GoPro, Inc. @*	1,515	25,270
Harman International Industries, Inc.	2,025	171,011
Helen of Troy Ltd. *	818	70,487
KB Home	922	14,863
La-Z-Boy, Inc.	1,500	36,840
Leggett & Platt, Inc.	4,900	223,342
Lennar Corp., Class A	3,700	156,658
Meritage Homes Corp. *	900	31,230
Mohawk Industries, Inc. *	1,866	373,834
Newell Brands, Inc.	4,648	244,764
NVR, Inc. *	159	260,739
PulteGroup, Inc.	7,850	157,314
Taylor Morrison Home Corp., Class A *	469	8,254
Tempur Sealy International, Inc. @*	2,741	155,524
Toll Brothers, Inc. *	2,700	80,622
TopBuild Corp. *	1,706	56,639
TRI Pointe Group, Inc. *	854	11,256
Tupperware Brands Corp.	2,245	146,756
Whirlpool Corp.	2,639	427,940
		3,033,282
Household Products — 2.0%
Church & Dwight Co., Inc.	10,788	516,961
Clorox Co. (The)	5,655	707,893
Colgate-Palmolive Co.	28,216	2,091,934
Energizer Holdings, Inc.	1,802	90,028
HRG Group, Inc. *	2,369	37,193
Kimberly-Clark Corp.	15,072	1,901,182
Procter & Gamble Co. (The)	90,380	8,111,605
Spectrum Brands Holdings, Inc.	817	112,493
WD-40 Co. @	251	28,220
		13,597,509
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	23,347	300,009
Calpine Corp. *	10,515	132,910
Dynegy, Inc. @*	1,700	21,063
NRG Energy, Inc.	5,265	59,021
NRG Yield, Inc., Class A @	475	7,752
NRG Yield, Inc., Class C	475	8,056
Ormat Technologies, Inc. @	441	21,349
Pattern Energy Group, Inc.	560	12,594
Talen Energy Corp. @*	2,558	35,428
		598,182
Industrial Conglomerates — 1.9%
3M Co.	30,008	5,288,310
Carlisle Cos., Inc.	1,900	194,883
General Electric Co.	127,565	3,778,475
Honeywell International, Inc.	29,098	3,392,536
Raven Industries, Inc.	939	21,625
Roper Technologies, Inc.	2,000	364,940
		13,040,769
Insurance — 1.8%
Aflac, Inc.	8,374	601,839
Alleghany Corp. *	225	118,129
Allied World Assurance Co., Holdings Ltd.	2,343	94,704
Allstate Corp. (The)	7,893	546,038
American Equity Investment Life Holding Co.	3,500	62,055
American Financial Group, Inc.	952	71,400
American International Group, Inc.	10,707	635,353
American National Insurance Co.	117	14,269
Amtrust Financial Services, Inc. @	2,204	59,133
Aon PLC	10,845	1,219,954
Arch Capital Group Ltd. *	1,099	87,107
Arthur J. Gallagher & Co.	3,180	161,767
Aspen Insurance Holdings Ltd.	1,050	48,920
Assurant, Inc.	1,168	107,748
Assured Guaranty Ltd.	3,800	105,450
Axis Capital Holdings Ltd.	1,600	86,928
Brown & Brown, Inc.	4,168	157,175
Chubb Ltd.	4,454	559,645
Cincinnati Financial Corp.	2,149	162,078
CNO Financial Group, Inc.	5,300	80,931
Endurance Specialty Holdings Ltd.	1,350	88,358
Enstar Group Ltd. *	300	49,341
Erie Indemnity Co., Class A	1,030	105,132
Everest Re Group Ltd.	328	62,310
First American Financial Corp.	3,390	133,159
FNF Group	3,562	131,473
Genworth Financial, Inc., Class A *	12,668	62,833
Hanover Insurance Group, Inc. (The)	1,273	96,010
Hartford Financial Services Group, Inc.	8,101	346,885
Kemper Corp.	1,200	47,184
Lincoln National Corp.	3,100	145,638
Loews Corp.	3,076	126,577
Markel Corp. *	100	92,877
Marsh & McLennan Cos., Inc.	20,780	1,397,455
MBIA, Inc. *	3,900	30,381
Mercury General Corp. @	800	43,880
MetLife, Inc.	8,244	366,281
National General Holdings Corp.	1,173	26,088
Old Republic International Corp.	5,675	99,994
Primerica, Inc. @	1,400	74,242
Principal Financial Group, Inc.	6,395	329,406
ProAssurance Corp.	1,800	94,464
Progressive Corp. (The)	17,568	553,392
Prudential Financial, Inc.	4,594	375,100
Reinsurance Group of America, Inc.	777	83,869
RenaissanceRe Holdings Ltd.	816	98,051
RLI Corp.	1,000	68,360
Selective Insurance Group, Inc.	829	33,044
Torchmark Corp.	2,328	148,736
Travelers Companies, Inc. (The)	12,587	1,441,841
Unum Group	3,955	139,651
Validus Holdings Ltd.	1,760	87,683
White Mountains Insurance Group Ltd.	84	69,720
Willis Towers Watson PLC	1,491	197,960
WR Berkley Corp.	1,931	111,535
XL Group Ltd.	3,282	110,374
		12,449,907
Internet & Catalog Retail — 3.0%
Amazon.com, Inc. *	19,686	16,483,285
Expedia, Inc. @	2,480	289,466
HSN, Inc.	1,490	59,302
Lands' End, Inc. @*	357	5,176
Liberty Interactive Corp. QVC Group, Class A *	9,939	198,879
Liberty TripAdvisor Holdings, Inc., Class A *	2,162	47,240
Liberty Ventures, Series A *	3,575	142,535
Netflix, Inc. *	3,622	356,948
Priceline Group, Inc. (The) *	2,084	3,066,585
Shutterfly, Inc. *	562	25,088
TripAdvisor, Inc. @*	2,215	139,944
		20,814,448

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet Software & Services — 2.8%
Akamai Technologies, Inc. @*	5,452	$288,901
Alphabet, Inc., Class A *	6,245	5,021,355
Alphabet, Inc., Class C *	6,516	5,064,822
Bankrate, Inc. *	1,027	8,709
Cimpress NV @*	1,180	119,392
CommerceHub, Inc., Series A *	357	5,641
CommerceHub, Inc., Series C *	715	11,376
CoStar Group, Inc. *	421	91,159
eBay, Inc. *	45,834	1,507,939
Envestnet, Inc. @*	90	3,280
Facebook, Inc., Class A *	42,787	5,488,288
GrubHub, Inc. *	800	34,392
IAC/InterActiveCorp	2,036	127,189
j2 Global, Inc. @	1,413	94,120
LinkedIn Corp., Class A @*	913	174,493
LogMeIn, Inc.	184	16,632
NIC, Inc.	1,910	44,885
Pandora Media, Inc. @*	1,146	16,422
Rackspace Hosting, Inc. *	4,221	133,763
Shutterstock, Inc. *	191	12,167
Twitter, Inc. @*	5,571	128,412
VeriSign, Inc. @*	3,200	250,368
Web.com Group, Inc. *	1,185	20,465
WebMD Health Corp. @*	1,117	55,515
Yahoo!, Inc. *	6,519	280,969
Zillow Group, Inc., Class A @*	436	15,020
Zillow Group, Inc., Class C @*	1,159	40,159
		19,055,833
IT Services — 5.0%
Accenture PLC, Class A	31,105	3,800,098
Acxiom Corp. *	2,292	61,082
Alliance Data Systems Corp. *	2,927	627,929
Amdocs Ltd.	2,698	156,079
Automatic Data Processing, Inc.	18,744	1,653,221
Blackhawk Network Holdings, Inc. *	1,743	52,586
Booz Allen Hamilton Holding Corp.	5,575	176,226
Broadridge Financial Solutions, Inc.	5,758	390,335
CACI International, Inc., Class A *	756	76,280
Cardtronics PLC, Class A *	1,505	67,123
Cognizant Technology Solutions Corp., Class A *	19,308	921,185
Computer Sciences Corp.	5,162	269,508
Convergys Corp. @	3,200	97,344
CoreLogic, Inc. *	3,207	125,778
CSRA, Inc.	4,749	127,748
DST Systems, Inc.	1,587	187,139
EPAM Systems, Inc. @*	1,205	83,519
Euronet Worldwide, Inc. *	1,400	114,562
ExlService Holdings, Inc. *	546	27,213
Fidelity National Information Services, Inc.	7,242	557,851
Fiserv, Inc. *	9,400	935,018
FleetCor Technologies, Inc. *	2,330	404,791
Gartner, Inc., Class A *	2,845	251,640
Genpact Ltd. *	4,492	107,583
Global Payments, Inc.	7,367	565,491
International Business Machines Corp.	45,615	7,245,943
Jack Henry & Associates, Inc.	3,000	256,650
Leidos Holdings, Inc.	5,049	218,521
MasterCard, Inc., Class A	48,636	4,949,686
MAXIMUS, Inc.	3,001	169,737
NeuStar, Inc., Class A @*	1,900	50,521
Paychex, Inc.	14,712	851,383
PayPal Holdings, Inc. *	19,870	814,074
Sabre Corp. @	8,718	245,673
Science Applications International Corp.	1,571	108,980
Syntel, Inc. @*	1,200	50,292
Teradata Corp. *	3,627	112,437
Total System Services, Inc.	5,258	247,915
Travelport Worldwide Ltd.	4,076	61,262
Unisys Corp. *	917	8,932
Vantiv, Inc., Class A *	6,385	359,284
Visa, Inc., Class A @	70,380	5,820,426
Western Union Co. (The) @	23,670	492,809
WEX, Inc. *	663	71,664
Xerox Corp.	9,446	95,688
		34,069,206
Leisure Equipment & Products — 0.2%
Brunswick Corp.	2,766	134,925
Hasbro, Inc.	4,346	344,768
Mattel, Inc. @	10,566	319,939
Polaris Industries, Inc. @	2,893	224,034
Vista Outdoor, Inc. *	1,760	70,154
		1,093,820
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	7,050	331,985
Bio-Rad Laboratories, Inc., Class A @*	600	98,286
Bio-Techne Corp.	612	67,014
Bruker Corp.	2,422	54,858
Cambrex Corp. *	882	39,214
Charles River Laboratories International, Inc. *	1,850	154,179
Illumina, Inc. *	4,674	849,079
INC Research Holdings, Inc., Class A *	1,903	84,836
Mettler-Toledo International, Inc. *	1,316	552,496
Parexel International Corp. @*	2,045	142,025
PerkinElmer, Inc.	2,130	119,514
Quintiles Transnational Holdings, Inc. *	2,421	196,246
Thermo Fisher Scientific, Inc.	8,567	1,362,667
VWR Corp. *	1,812	51,389
Waters Corp. *	2,500	396,225
		4,500,013
Machinery — 2.0%
Actuant Corp., Class A @	1,508	35,046
AGCO Corp. @	2,007	98,985
Allison Transmission Holdings, Inc.	6,306	180,856
Barnes Group, Inc.	1,200	48,660
Caterpillar, Inc. @	19,921	1,768,387
Chart Industries, Inc. *	663	21,766
CLARCOR, Inc.	1,500	97,500
Colfax Corp. @*	1,602	50,351
Crane Co.	1,500	94,515
Cummins, Inc.	5,662	725,585
Deere & Co. @	11,921	1,017,457
Donaldson Co., Inc.	5,304	197,998
Dover Corp.	5,767	424,682
EnPro Industries, Inc.	200	11,364
Flowserve Corp.	4,688	226,149
Fortive Corp.	6,738	342,964
Franklin Electric Co., Inc.	1,200	48,852
Graco, Inc.	2,723	201,502
Greenbrier Cos., Inc. (The) @	500	17,650
Harsco Corp.	2,911	28,906
Hillenbrand, Inc.	1,890	59,800
Hyster-Yale Materials Handling, Inc.	300	18,039
IDEX Corp.	2,500	233,925
Illinois Tool Works, Inc.	15,547	1,863,153
Ingersoll-Rand PLC	7,939	539,376

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
ITT, Inc.	2,181	$78,167
John Bean Technologies Corp.	1,592	112,316
Joy Global, Inc.	2,250	62,415
Kennametal, Inc.	2,100	60,942
Lincoln Electric Holdings, Inc. @	1,491	93,366
Manitowoc Co., Inc. (The) @	5,372	25,732
Manitowoc Foodservice, Inc. *	5,372	87,134
Middleby Corp. *	1,500	185,430
Mueller Industries, Inc.	1,390	45,064
Mueller Water Products, Inc., Class A	5,028	63,101
Nordson Corp. @	2,147	213,906
Oshkosh Corp.	2,000	112,000
PACCAR, Inc.	12,002	705,478
Parker Hannifin Corp.	4,653	584,091
Pentair PLC @	2,837	182,249
Proto Labs, Inc. *	473	28,337
RBC Bearings, Inc. *	421	32,198
Rexnord Corp. *	3,100	66,371
Snap-On, Inc.	1,800	273,528
SPX Corp. *	700	14,098
SPX FLOW, Inc. *	700	21,644
Stanley Black & Decker, Inc.	4,505	554,025
Terex Corp.	2,693	68,429
Timken Co., (The)	1,644	57,770
Toro Co. (The)	4,654	217,993
Trimas Corp. *	1,468	27,320
Trinity Industries, Inc.	4,800	116,064
WABCO Holdings, Inc. *	2,200	249,766
Wabtec Corp. @	3,000	244,950
Watts Water Technologies, Inc., Class A	400	25,936
Woodward, Inc.	1,750	109,340
Xylem, Inc.	5,878	308,301
		13,380,929
Marine — 0.0%
Kirby Corp. @*	1,600	99,456
Matson, Inc.	1,600	63,808
		163,264
Media — 3.3%
AMC Networks, Inc., Class A *	2,046	106,106
Cable One, Inc.	211	123,224
CBS Corp., Class A	1,116	61,280
CBS Corp., Class B	17,252	944,374
Charter Communications, Inc., Class A *	3,111	839,877
Cinemark Holdings, Inc.	4,417	169,083
Clear Channel Outdoor Holdings, Inc., Class A	1,565	9,140
Comcast Corp., Class A	99,616	6,608,525
Cumulus Media, Inc., Class A *	2,209	729
Discovery Communications, Inc., Class A @*	5,911	159,124
Discovery Communications, Inc., Class C *	10,813	284,490
DISH Network Corp., Class A *	10,182	557,770
Gannett Co., Inc.	3,120	36,317
Interpublic Group of Cos., Inc. (The)	14,910	333,238
John Wiley & Sons, Inc., Class A	1,300	67,093
Liberty Braves Group, Class A @*	126	2,199
Liberty Braves Group, Class C *	117	2,033
Liberty Broadband Corp., Class A *	315	22,100
Liberty Broadband Corp., Class C *	1,811	129,450
Liberty Media Group, Class A @*	315	9,025
Liberty Media Group, Class C @*	294	8,273
Liberty SiriusXM Group, Class A *	1,263	42,917
Liberty SiriusXM Group, Class C *	1,178	39,357
Lions Gate Entertainment Corp.	1,264	25,267
Live Nation Entertainment, Inc. *	5,674	155,922
Loral Space & Communications, Inc. @*	173	6,766
Madison Square Garden Co. (The), Class A *	447	75,726
Meredith Corp. @	900	46,791
MSG Networks, Inc., Class A *	1,643	30,576
New York Times Co. (The), Class A @	701	8,377
News Corp., Class A	6,361	88,927
News Corp., Class B	1,525	21,686
Nexstar Broadcasting Group, Inc., Class A @	900	51,939
Omnicom Group, Inc.	11,518	979,030
Regal Entertainment Group, Class A	2,586	56,245
Scripps Networks Interactive, Inc., Class A @	3,567	226,469
Sinclair Broadcast Group, Inc., Class A @	2,200	63,536
Sirius XM Holdings, Inc. @*	59,371	247,577
Starz - Liberty Capital, Class A *	3,657	114,062
TEGNA, Inc.	6,935	151,599
Time Warner, Inc.	24,747	1,970,109
Time, Inc.	2,965	42,933
Twenty-First Century Fox, Inc., Class B	17,373	429,808
Twenty-First Century Fox, Inc., Class A	43,545	1,054,660
Viacom, Inc., Class A	294	12,589
Viacom, Inc., Class B	17,372	661,873
Walt Disney Co. (The)	62,435	5,797,714
		22,875,905
Metals & Mining — 0.3%
Alcoa, Inc.	14,806	150,133
Allegheny Technologies, Inc. @	3,100	56,017
Carpenter Technology Corp.	1,500	61,890
Commercial Metals Co.	3,500	56,665
Compass Minerals International, Inc. @	1,484	109,371
Freeport-McMoRan, Inc.	38,835	421,748
Hecla Mining Co.	7,576	43,183
Newmont Mining Corp.	12,386	486,646
Nucor Corp.	6,200	306,590
Reliance Steel & Aluminum Co.	2,000	144,060
Royal Gold, Inc. @	1,700	131,631
Southern Copper Corp. @	2,789	73,351
Steel Dynamics, Inc.	2,387	59,651
Stillwater Mining Co. @*	1,623	21,683
SunCoke Energy, Inc.	1,575	12,632
TimkenSteel Corp. @	1,300	13,585
United States Steel Corp. @	2,823	53,242
Worthington Industries, Inc.	1,249	59,989
		2,262,067
Multi-Utilities — 0.9%
Ameren Corp.	6,985	343,522
Avista Corp.	1,575	65,819
Black Hills Corp. @	1,500	91,830
Centerpoint Energy, Inc.	11,464	266,309
CMS Energy Corp.	9,645	405,186
Consolidated Edison, Inc.	8,987	676,721
Dominion Resources, Inc.	19,684	1,461,931
DTE Energy Co.	4,500	421,515
MDU Resources Group, Inc. @	5,125	130,380
NiSource, Inc.	9,152	220,655
NorthWestern Corp.	1,200	69,036
Public Service Enterprise Group, Inc.	16,470	689,599
SCANA Corp.	3,636	263,137
Sempra Energy	6,382	684,087
Vectren Corp.	2,300	115,460
See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multi-Utilities (Continued)
WEC Energy Group, Inc.	9,138	$547,183
		6,452,370
Multiline Retail — 0.7%
Big Lots, Inc. @	1,950	93,113
Dillard's, Inc., Class A @	915	57,654
Dollar General Corp.	11,236	786,408
Dollar Tree, Inc. *	8,858	699,162
J.C. Penney Co., Inc. @*	4,700	43,334
Kohl's Corp.	8,612	376,775
Macy's, Inc.	15,108	559,751
Nordstrom, Inc.	6,801	352,836
Target Corp.	27,581	1,894,263
		4,863,296
Oil, Gas & Consumable Fuels — 3.4%
Anadarko Petroleum Corp.	7,484	474,186
Antero Resources Corp. *	1,854	49,965
Apache Corp.	3,851	245,963
Cabot Oil & Gas Corp.	3,890	100,362
Carrizo Oil & Gas, Inc. @*	2,700	109,674
Cheniere Energy, Inc. @*	6,794	296,218
Chesapeake Energy Corp. @*	21,432	134,379
Chevron Corp.	19,857	2,043,682
Cimarex Energy Co.	1,115	149,823
Cobalt International Energy, Inc. @*	7,771	9,636
Concho Resources, Inc. *	2,060	282,941
ConocoPhillips	19,582	851,230
CONSOL Energy, Inc.	6,400	122,880
Continental Resources, Inc. @*	1,746	90,722
CVR Energy, Inc. @	600	8,262
Delek US Holdings, Inc.	1,900	32,851
Denbury Resources, Inc. @	5,421	17,510
Devon Energy Corp.	6,226	274,629
Diamondback Energy, Inc. *	1,695	163,635
Energen Corp.	2,560	147,763
EnLink Midstream LLC @	1,100	18,425
EOG Resources, Inc.	12,435	1,202,589
EQT Corp.	3,962	287,720
Exxon Mobil Corp.	86,396	7,540,643
GasLog Ltd. @	343	4,991
Green Plains, Inc. @	300	7,860
Gulfport Energy Corp. *	3,029	85,569
Hess Corp.	3,942	211,370
HollyFrontier Corp. @	2,161	52,945
Kinder Morgan, Inc.	29,372	679,374
Kosmos Energy Ltd. @*	3,400	21,794
Marathon Oil Corp.	9,800	154,938
Marathon Petroleum Corp.	18,981	770,439
Matador Resources Co. @*	1,661	40,429
Murphy Oil Corp. @	3,772	114,669
Newfield Exploration Co. *	2,082	90,484
Noble Energy, Inc.	3,720	132,953
Oasis Petroleum, Inc. @*	3,512	40,283
Occidental Petroleum Corp.	6,900	503,148
ONEOK, Inc. @	9,360	481,010
Parsley Energy, Inc., Class A *	3,133	104,987
PBF Energy, Inc., Class A @	2,220	50,261
PDC Energy, Inc. @*	1,026	68,804
Phillips 66	10,313	830,712
Pioneer Natural Resources Co.	2,525	468,766
QEP Resources, Inc.	4,300	83,979
Range Resources Corp.	3,769	146,049
Rice Energy, Inc. *	2,602	67,938
RSP Permian, Inc. @*	1,319	51,151
Scorpio Tankers, Inc. @	5,186	24,011
SemGroup Corp., Class A @	841	29,738
SM Energy Co.	2,100	81,018
Southwestern Energy Co. *	14,665	202,964
Spectra Energy Corp.	17,531	749,450
Targa Resources Corp.	3,319	162,996
Teekay Corp. @	2,035	15,690
Tesoro Corp.	5,481	436,068
Valero Energy Corp.	16,589	879,217
W&T Offshore, Inc. @*	1,700	2,992
Western Refining, Inc. @	3,200	84,672
Whiting Petroleum Corp. @*	5,395	47,152
Williams Companies, Inc. (The)	21,318	655,102
World Fuel Services Corp.	1,600	74,016
WPX Energy, Inc. @*	6,133	80,894
		23,446,571
Paper & Forest Products — 0.0%
Domtar Corp.	2,000	74,260
KapStone Paper & Packaging Corp.	2,832	53,581
Louisiana-Pacific Corp. *	3,743	70,481
Resolute Forest Products, Inc. @*	1,425	6,740
Schweitzer-Mauduit International, Inc.	933	35,977
		241,039
Personal Products — 0.2%
Avon Products, Inc. @	14,900	84,334
Coty, Inc., Class A @*	2,212	51,982
Edgewell Personal Care Co. *	1,061	84,371
Estee Lauder Companies, Inc. (The), Class A	9,907	877,364
Herbalife Ltd. @*	2,291	142,019
Nu Skin Enterprises, Inc., Class A	1,688	109,349
Revlon, Inc., Class A *	344	12,652
		1,362,071
Pharmaceuticals — 4.5%
Akorn, Inc. @*	3,779	103,016
Allergan PLC *	4,126	950,259
Bristol-Myers Squibb Co.	31,714	1,710,019
Catalent, Inc. *	3,906	100,931
Eli Lilly & Co.	30,615	2,457,160
Endo International PLC @*	1,856	37,398
Horizon Pharma PLC @*	2,542	46,087
Impax Laboratories, Inc. *	1,887	44,722
Jazz Pharmaceuticals PLC *	1,878	228,139
Johnson & Johnson	92,832	10,966,244
Lannett Co., Inc. @*	997	26,490
Mallinckrodt PLC *	2,574	179,614
Medicines Co. (The) @*	1,632	61,592
Merck & Co., Inc.	90,641	5,656,905
Mylan NV *	7,971	303,855
Perrigo Co. PLC @	1,701	157,053
Pfizer, Inc.	183,764	6,224,087
Prestige Brands Holdings, Inc. *	1,608	77,618
Taro Pharmaceutical Industries Ltd. @*	475	52,492
Zoetis, Inc.	22,643	1,177,662
		30,561,343
Professional Services — 0.4%
Advisory Board Co. (The) *	800	35,792
CEB, Inc.	1,546	84,211
Dun & Bradstreet Corp.	1,200	163,944
Equifax, Inc.	4,110	553,124
FTI Consulting, Inc. *	1,200	53,472
Huron Consulting Group, Inc. *	334	19,960
Insperity, Inc.	171	12,422
Korn/Ferry International	800	16,800

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services (Continued)
Manpowergroup, Inc.	2,190	$158,249
Nielsen Holdings PLC	10,130	542,664
On Assignment, Inc. *	1,277	46,342
Robert Half International, Inc.	6,151	232,877
TriNet Group, Inc. *	165	3,569
Verisk Analytics, Inc., Class A *	6,676	542,625
		2,466,051
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	1,272	48,870
Altisource Asset Management Corp. @*	40	740
Altisource Portfolio Solutions SA @*	400	12,960
CBRE Group, Inc., Class A *	10,202	285,452
HFF, Inc., Class A	799	22,124
Howard Hughes Corp. (The) *	589	67,440
Jones Lang LaSalle, Inc.	1,300	147,927
Kennedy-Wilson Holdings, Inc. @	1,369	30,871
Realogy Holdings Corp.	5,446	140,834
		757,218
Road & Rail — 0.9%
AMERCO	336	108,941
Avis Budget Group, Inc. *	4,512	154,356
CSX Corp.	25,213	768,996
Genesee & Wyoming, Inc., Class A *	1,018	70,191
Heartland Express, Inc. @	1,283	24,223
Hertz Global Holdings, Inc. *	3,948	158,552
JB Hunt Transport Services, Inc.	4,393	356,448
Kansas City Southern	2,591	241,792
Knight Transportation, Inc. @	1,500	43,035
Landstar System, Inc. @	1,847	125,744
Norfolk Southern Corp.	9,212	894,117
Old Dominion Freight Line, Inc. @*	2,371	162,674
Ryder System, Inc.	2,122	139,946
Swift Transportation Co. @*	3,554	76,304
Union Pacific Corp.	30,668	2,991,050
Werner Enterprises, Inc. @	1,200	27,924
		6,344,293
Semiconductors & Semiconductor Equipment — 3.1%
Advanced Energy Industries, Inc. *	1,099	52,005
Advanced Micro Devices, Inc. *	21,408	147,929
Amkor Technology, Inc. *	246	2,391
Analog Devices, Inc.	5,896	379,997
Applied Materials, Inc.	34,230	1,032,034
Broadcom Ltd.	5,775	996,303
Cavium, Inc. *	870	50,634
Cirrus Logic, Inc. *	1,900	100,985
Cree, Inc. *	3,245	83,461
Cypress Semiconductor Corp. @	9,157	111,349
Entegris, Inc. *	4,137	72,067
First Solar, Inc. @*	1,200	47,388
Integrated Device Technology, Inc. *	3,400	78,540
Intel Corp.	162,412	6,131,053
Intersil Corp., Class A	2,035	44,628
Kla-Tencor Corp.	6,527	454,997
Lam Research Corp.	3,562	337,357
Linear Technology Corp.	9,378	556,022
Marvell Technology Group Ltd.	4,536	60,193
Maxim Integrated Products, Inc.	6,609	263,897
Microchip Technology, Inc. @	5,184	322,134
Micron Technology, Inc. *	37,552	667,675
Microsemi Corp. *	1,846	77,495
MKS Instruments, Inc.	1,183	58,831
NVIDIA Corp. @	15,382	1,053,975
ON Semiconductor Corp. *	13,130	161,762
Power Integrations, Inc.	73	4,601
Qorvo, Inc. *	1,548	86,285
QUALCOMM, Inc.	45,357	3,106,954
Rambus, Inc. *	825	10,312
Semtech Corp. *	600	16,638
Silicon Laboratories, Inc. *	600	35,280
Skyworks Solutions, Inc.	7,317	557,116
Synaptics, Inc. @*	1,074	62,915
Teradyne, Inc.	4,278	92,319
Tessera Technologies, Inc.	1,797	69,077
Texas Instruments, Inc.	46,472	3,261,405
Veeco Instruments, Inc. *	312	6,125
Xilinx, Inc.	7,467	405,757
		21,059,886
Software — 4.6%
ACI Worldwide, Inc. *	4,317	83,663
Activision Blizzard, Inc.	11,165	494,610
Adobe Systems, Inc. *	9,563	1,037,968
ANSYS, Inc. *	2,016	186,702
Aspen Technology, Inc. @*	3,299	154,360
Autodesk, Inc. *	2,049	148,204
Blackbaud, Inc.	1,688	111,982
CA, Inc.	9,776	323,390
Cadence Design Systems, Inc. *	10,300	262,959
CDK Global, Inc.	4,892	280,605
Citrix Systems, Inc. *	5,243	446,808
Covisint Corp. *	785	1,711
Dell Technologies, Inc. - VMware, Inc. *	6,122	292,632
Electronic Arts, Inc. *	10,474	894,480
Ellie Mae, Inc. *	328	34,538
Fair Isaac Corp.	1,150	143,279
FireEye, Inc. @*	1,314	19,355
Fortinet, Inc. *	2,008	74,155
Guidewire Software, Inc. *	839	50,323
Intuit, Inc.	11,110	1,222,211
Manhattan Associates, Inc. *	3,523	202,995
Microsoft Corp.	315,137	18,151,891
MicroStrategy, Inc., Class A *	297	49,730
NetSuite, Inc. *	461	51,028
Nuance Communications, Inc. *	4,400	63,800
Oracle Corp.	105,749	4,153,821
Paycom Software, Inc. @*	932	46,721
Pegasystems, Inc.	704	20,761
PTC, Inc. *	1,100	48,741
Red Hat, Inc. *	5,521	446,262
Salesforce.com, Inc. *	5,823	415,355
ServiceNow, Inc. *	1,383	109,464
Splunk, Inc. @*	1,116	65,487
SS&C Technologies Holdings, Inc.	3,681	118,344
Symantec Corp.	12,225	306,848
Synchronoss Technologies, Inc. *	800	32,944
Synopsys, Inc. *	2,768	164,281
Tableau Software, Inc., Class A @*	700	38,689
Take-Two Interactive Software, Inc. @*	2,296	103,504
TiVo Corp. *	1,378	26,843
Tyler Technologies, Inc. @*	739	126,539
Ultimate Software Group, Inc. @*	550	112,415
Verint Systems, Inc. *	1,038	39,060
VMware, Inc., Class A @*	1,425	104,524
Workday, Inc., Class A @*	873	80,045
Zynga, Inc., Class A *	18,104	52,683
		31,396,710
Specialty Retail — 3.5%
Aaron's, Inc.	2,250	57,195

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Abercrombie & Fitch Co., Class A @	2,500	$39,725
Advance Auto Parts, Inc.	3,281	489,263
American Eagle Outfitters, Inc. @	7,250	129,485
Asbury Automotive Group, Inc. *	1,176	65,468
Ascena Retail Group, Inc. @*	5,534	30,935
AutoNation, Inc. @*	3,240	157,820
AutoZone, Inc. @*	960	737,606
Bed Bath & Beyond, Inc. @	8,946	385,662
Best Buy Co., Inc.	10,525	401,845
Buckle, Inc. (The) @	900	21,627
Burlington Stores, Inc. *	3,757	304,392
Cabela's, Inc. *	1,580	86,789
Carmax, Inc. @*	6,946	370,569
Chico's FAS, Inc.	2,500	29,750
Conn's, Inc. @*	600	6,192
CST Brands, Inc.	3,093	148,742
Dick's Sporting Goods, Inc.	4,100	232,552
DSW, Inc., Class A @	2,490	50,995
Express, Inc. *	2,600	30,654
Five Below, Inc. @*	2,400	96,696
Foot Locker, Inc.	5,009	339,210
GameStop Corp., Class A @	3,588	98,993
Gap, Inc. (The) @	11,172	248,465
Genesco, Inc. @*	700	38,122
GNC Holdings, Inc., Class A	3,256	66,488
Group 1 Automotive, Inc. @	680	43,438
Guess?, Inc.	1,900	27,759
Hibbett Sports, Inc. @*	557	22,224
Home Depot, Inc. (The)	62,784	8,079,045
L Brands, Inc.	7,995	565,806
Lithia Motors, Inc., Class A @	900	85,968
Lowe's Cos., Inc.	45,660	3,297,109
Lumber Liquidators Holdings, Inc. @*	853	16,779
Michaels Companies, Inc. (The) @*	1,873	45,271
Monro Muffler Brake, Inc. @	783	47,896
Murphy USA, Inc. *	2,086	148,857
O'Reilly Automotive, Inc. *	4,697	1,315,677
Office Depot, Inc.	14,200	50,694
Penske Auto Group, Inc. @	1,318	63,501
Pier 1 Imports, Inc. @	3,200	13,568
Rent-A-Center, Inc. @	1,700	21,488
Restoration Hardware Holdings, Inc. @*	1,047	36,205
Ross Stores, Inc.	18,898	1,215,141
Sally Beauty Holdings, Inc. @*	5,102	131,019
Select Comfort Corp. *	1,700	36,720
Signet Jewelers Ltd. @	2,400	178,872
Staples, Inc.	5,510	47,111
Tiffany & Co. @	4,018	291,827
TJX Cos., Inc.	32,277	2,413,674
Tractor Supply Co.	6,137	413,327
Ulta Salon Cosmetics & Fragrance, Inc. *	2,100	499,758
Urban Outfitters, Inc. *	3,400	117,368
Vitamin Shoppe, Inc. @*	676	18,151
Williams-Sonoma, Inc. @	4,000	204,320
		24,113,813
Textiles, Apparel & Luxury Goods — 0.9%
Carter's, Inc.	2,255	195,531
Coach, Inc.	7,810	285,533
Columbia Sportswear Co.	258	14,639
Deckers Outdoor Corp. @*	977	58,180
Fossil Group, Inc. @*	2,139	59,400
G-III Apparel Group Ltd. @*	1,271	37,050
Hanesbrands, Inc.	17,125	432,406
Iconix Brand Group, Inc. *	1,972	16,013
Kate Spade & Co. *	3,274	56,083
Lululemon Athletica, Inc. *	3,400	207,332
Michael Kors Holdings Ltd. *	8,573	401,131
NIKE, Inc., Class B	54,656	2,877,638
PVH Corp.	1,250	138,125
Ralph Lauren Corp. @	1,100	111,254
Skechers U.S.A., Inc., Class A *	3,300	75,570
Steven Madden Ltd. *	1,944	67,185
Under Armour, Inc., Class A @*	5,400	208,872
Under Armour, Inc., Class C *	5,438	184,131
VF Corp.	11,695	655,505
Wolverine World Wide, Inc.	3,200	73,696
		6,155,274
Thrifts & Mortgage Finance — 0.1%
Astoria Financial Corp.	741	10,818
BofI Holding, Inc. @*	2,800	62,720
Capitol Federal Financial, Inc.	4,009	56,407
EverBank Financial Corp.	41	794
New York Community Bancorp, Inc.	5,639	80,243
Ocwen Financial Corp. @*	3,425	12,570
PHH Corp. *	405	5,852
TFS Financial Corp.	1,093	19,466
Washington Federal, Inc.	2,947	78,626
		327,496
Tobacco — 1.7%
Altria Group, Inc.	96,309	6,089,618
Philip Morris International, Inc.	50,318	4,891,916
Reynolds American, Inc.	8,789	414,401
Vector Group Ltd. @	1,676	36,080
		11,432,015
Trading Companies & Distributors — 0.3%
Air Lease Corp. @	3,438	98,258
Applied Industrial Technologies, Inc.	1,164	54,405
Beacon Roofing Supply, Inc. *	1,400	58,898
DXP Enterprises, Inc. *	295	8,316
Fastenal Co. @	11,794	492,753
GATX Corp. @	1,100	49,005
HD Supply Holdings, Inc. *	5,845	186,923
Herc Holdings, Inc. *	1,316	44,349
MRC Global, Inc. *	3,000	49,290
MSC Industrial Direct Co., Class A	1,509	110,776
NOW, Inc. @*	2,249	48,196
Textainer Group Holdings Ltd.	52	390
Triton International Ltd.	773	10,196
United Rentals, Inc. *	4,687	367,883
Veritiv Corp. @*	226	11,338
Watsco, Inc.	800	112,720
WESCO International, Inc. *	1,300	79,937
WW Grainger, Inc. @	2,476	556,704
		2,340,337
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	1,285	106,963
Water Utilities — 0.1%
American States Water Co.	180	7,209
American Water Works Co., Inc.	4,991	373,527
Aqua America, Inc.	3,709	113,050
California Water Service Group	788	25,287
		519,073
Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	510	13,877
Sprint Corp. @*	15,015	99,550
T-Mobile US, Inc. @*	11,149	520,881

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Wireless Telecommunication Services (Continued)
Telephone & Data Systems, Inc.	2,613	$71,021
United States Cellular Corp. *	400	14,536
		719,865
TOTAL COMMON STOCKS
(Identified Cost $362,082,032)		652,161,586

RIGHTS AND WARRANTS — 0.0%
Biotechnology — 0.0%
Dyax Corp. CVR ~§¶*	1,858	2,062
Consumer Discretionary — 0.0%
Safeway Casa Ley CVR @~§¶*	10,610	10,768
Safeway PDC, LLC CVR @~§¶*	10,610	518
		11,286
Health Care Providers & Services — 0.0%
Health Systems, Inc., CVR *	7,172	65
TOTAL RIGHTS AND WARRANTS
(Identified Cost $13,814)		13,413

MUTUAL FUNDS — 4.3%
Other — 4.3%
DFA U.S. Micro Cap Portfolio	1,548,226	29,818,846
TOTAL MUTUAL FUNDS
(Identified Cost $20,415,859)		29,818,846

SHORT-TERM INVESTMENTS — 4.0%
Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, 0.020%	1,103,046	1,103,046
Collateral For Securities On Loan — 3.8%
State Street Navigator Securities Lending Prime Portfolio	25,909,869	25,909,869
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $27,012,915)		27,012,915
Total Investments — 103.7%
(Identified Cost $409,524,620)#		709,006,760

Liabilities, Less Cash and Other Assets — (3.7%)		(25,593,480)
Net Assets — 100.0%		$683,413,280

†	See Note 1
@	A portion or all of the security/securities were held on loan. As of September 30, 2016, the market value of the securities on loan was $40,183,792.
*	Non-income producing security
~	Bankrupt/delisted security
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
¶	Contingent value rights based on future performance.
#	At September 30, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $409,524,620. Net unrealized appreciation aggregated $299,482,140 of which $306,938,567 related to appreciated investment securities and $7,456,427 related to depreciated investment securities.
CVR — Contingent Value Rights

See notes to schedules of investments

SA U.S. Core Market Fund

September 30, 2016
Portfolio Sectors (% of portfolio market value)+ (Unaudited)

Sector	Percentage
Information Technology	21.7%
Consumer Discretionary	16.3%
Financials	13.2%
Health Care	13.1%
Industrials	11.5%
Consumer Staples	10.2%
Energy	4.0%
Materials	3.6%
Telecommunication Services	3.3%
Utilities	3.1%
100.0%

+	Excludes Short-Term Investments

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2016 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.0%
L-3 Communications Holdings, Inc.	9,636	$1,452,434
Northrop Grumman Corp.	10,042	2,148,486
Orbital ATK, Inc.	2,155	164,276
Textron, Inc.	35,074	1,394,191
		5,159,387
Air Freight & Logistics — 0.7%
FedEx Corp.	22,111	3,862,350
Airlines — 1.1%
JetBlue Airways Corp. *	61,307	1,056,933
Southwest Airlines Co.	105,608	4,107,095
United Continental Holdings, Inc. *	11,601	608,704
		5,772,732
Auto Components — 0.5%
BorgWarner, Inc. @	13,184	463,813
Gentex Corp.	7,487	131,472
Goodyear Tire & Rubber Co. (The)	30,139	973,490
Johnson Controls International PLC	9,720	452,272
Lear Corp.	4,420	535,792
		2,556,839
Automobiles — 1.9%
Ford Motor Co.	419,903	5,068,229
General Motors Co.	158,398	5,032,305
		10,100,534
Beverages — 0.2%
Molson Coors Brewing Co., Class B	11,973	1,314,635
Building Products — 0.2%
Owens Corning	19,528	1,042,600
Capital Markets — 2.6%
Bank of New York Mellon Corp. (The)	84,909	3,386,171
CME Group, Inc.	16,095	1,682,249
Goldman Sachs Group, Inc. (The)	25,798	4,160,443
Invesco Ltd.	6,930	216,701
Legg Mason, Inc.	14,350	480,438
Morgan Stanley	80,814	2,590,897
Nasdaq, Inc.	11,294	762,797
State Street Corp.	11,714	815,646
		14,095,342
Chemicals — 1.0%
Albemarle Corp.	4,070	347,944
Ashland Global Holdings, Inc.	9,009	1,044,594
CF Industries Holdings, Inc. @	13,898	338,416
Dow Chemical Co. (The)	18,037	934,858
Eastman Chemical Co.	20,664	1,398,540
Ingevity Corp. *	3,495	161,119
Mosaic Co. (The) @	46,665	1,141,426
		5,366,897
Commercial Banks — 10.9%
Bank of America Corp.	511,236	8,000,844
BB&T Corp.	39,975	1,507,857
BOK Financial Corp. @	765	52,762
CIT Group, Inc.	9,004	326,845
Citigroup, Inc.	208,275	9,836,828
Comerica, Inc.	6,521	308,574
Fifth Third Bancorp	127,987	2,618,614
Huntington Bancshares, Inc.	80,071	789,500
Investors Bancorp, Inc. @	1,900	22,819
JPMorgan Chase & Co.	294,424	19,605,694
KeyCorp	42,678	519,391
M&T Bank Corp. @	5,838	677,792
PacWest Bancorp	5,207	223,432
People's United Financial, Inc. @	5,834	92,294
PNC Financial Services Group, Inc. (The)	36,349	3,274,682
Regions Financial Corp.	155,307	1,532,880
SunTrust Banks, Inc.	34,538	1,512,764
Wells Fargo & Co.	145,872	6,459,212
Zions Bancorp @	26,351	817,408
		58,180,192
Commercial Services & Supplies — 0.6%
Republic Services, Inc.	48,088	2,426,039
Waste Connections, Inc.	10,941	817,293
		3,243,332
Communications Equipment — 3.3%
ARRIS International PLC *	3,948	111,847
Brocade Communications Systems, Inc.	46,325	427,580
Cisco Systems, Inc.	518,375	16,442,855
EchoStar Corp., Class A *	3,599	157,744
Juniper Networks, Inc.	17,303	416,310
		17,556,336
Computers & Peripherals — 2.0%
Hewlett Packard Enterprise Co.	242,255	5,511,301
HP, Inc.	255,741	3,971,658
NetApp, Inc.	7,640	273,665
Western Digital Corp. @	17,594	1,028,721
		10,785,345
Construction & Engineering — 0.3%
AECOM *	6,180	183,731
Chicago Bridge & Iron Co. NV	7,181	201,283
Fluor Corp.	12,889	661,464
Jacobs Engineering Group, Inc. *	8,552	442,310
		1,488,788
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	2,686	481,089
Vulcan Materials Co.	12,968	1,474,851
		1,955,940
Consumer Finance — 1.0%
Ally Financial, Inc.	63,046	1,227,506
Capital One Financial Corp.	56,650	4,069,169
		5,296,675
Containers & Packaging — 0.7%
International Paper Co.	58,523	2,807,934
WestRock Co.	20,973	1,016,771
		3,824,705
Diversified Financial Services — 0.1%
Leucadia National Corp.	6,993	133,147
Voya Financial, Inc.	7,020	202,316
		335,463
Diversified Telecommunication Services — 4.5%
AT&T, Inc.	508,137	20,635,444
CenturyLink, Inc. @	84,635	2,321,538
Frontier Communications Corp. @	94,769	394,239
Level 3 Communications, Inc. *	19,640	910,903
		24,262,124
Electrical Equipment — 0.5%
Eaton Corp. PLC	39,071	2,567,355
Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics, Inc. *	17,315	1,107,641
Avnet, Inc.	23,467	963,555
Corning, Inc.	67,872	1,605,173
Flex Ltd. *	37,947	516,838
Ingram Micro, Inc., Class A	23,840	850,134
Jabil Circuit, Inc.	17,551	382,963

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
TE Connectivity Ltd.	22,309	$1,436,253
		6,862,557
Energy Equipment & Services — 1.5%
Baker Hughes, Inc.	27,661	1,396,051
FMC Technologies, Inc. *	19,634	582,541
Halliburton Co.	5,561	249,578
Helmerich & Payne, Inc. @	18,327	1,233,407
National Oilwell Varco, Inc. @	47,287	1,737,324
Schlumberger Ltd.	22,471	1,767,119
Transocean Ltd. @	29,532	314,811
Weatherford International PLC @*	99,105	556,970
		7,837,801
Food & Staples Retailing — 2.4%
CVS Health Corp.	99,326	8,839,021
Wal-Mart Stores, Inc.	27,261	1,966,063
Walgreens Boots Alliance, Inc.	24,608	1,983,897
		12,788,981
Food Products — 3.3%
Archer-Daniels-Midland Co.	72,181	3,043,873
Bunge Ltd.	23,481	1,390,780
Ingredion, Inc.	3,073	408,893
J.M. Smucker Co. (The)	17,683	2,396,754
Kraft Heinz Co. (The)	10,436	934,126
Mondelez International, Inc., Class A	103,331	4,536,231
Pinnacle Foods, Inc.	15,318	768,504
Seaboard Corp. *	76	261,440
Tyson Foods, Inc., Class A	54,917	4,100,652
		17,841,253
Gas Utilities — 0.1%
UGI Corp.	5,964	269,811
Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp. *	55,498	1,320,852
Danaher Corp.	28,605	2,242,346
Hologic, Inc. *	5,520	214,342
Medtronic PLC	84,352	7,288,013
STERIS PLC	376	27,486
Teleflex, Inc.	1,742	292,743
Zimmer Biomet Holdings, Inc.	2,880	374,457
		11,760,239
Health Care Providers & Services — 5.0%
Aetna, Inc.	47,263	5,456,513
Amsurg Corp. @*	219	14,684
Anthem, Inc.	40,068	5,020,921
Centene Corp. *	12,702	850,526
CIGNA Corp.	10,533	1,372,661
DaVita, Inc. *	8,165	539,462
Express Scripts Holding Co. *	71,055	5,011,509
Humana, Inc.	21,137	3,738,924
Laboratory Corp. of America Holdings *	12,459	1,712,863
Mednax, Inc. @*	4,880	323,300
Quest Diagnostics, Inc.	19,826	1,677,874
Universal Health Services, Inc., Class B	4,820	593,921
WellCare Health Plans, Inc. *	2,066	241,908
		26,555,066
Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	27,130	1,324,487
Hyatt Hotels Corp., Class A *	3,874	190,678
MGM Resorts International *	84,812	2,207,656
Royal Caribbean Cruises Ltd. @	27,908	2,091,705
		5,814,526
Household Durables — 1.3%
DR Horton, Inc.	51,376	1,551,555
Garmin Ltd. @	5,041	242,523
Harman International Industries, Inc.	3,771	318,461
Lennar Corp., Class A	28,692	1,214,819
Mohawk Industries, Inc. *	8,075	1,617,745
PulteGroup, Inc.	38,222	765,969
Toll Brothers, Inc. *	11,379	339,777
Whirlpool Corp.	7,366	1,194,471
		7,245,320
Independent Power Producers & Energy Traders — 0.1%
Calpine Corp. *	23,886	301,919
NRG Energy, Inc.	44,291	496,502
		798,421
Industrial Conglomerates — 1.2%
Carlisle Cos., Inc.	4,894	501,978
General Electric Co.	210,196	6,226,005
		6,727,983
Insurance — 6.2%
Aflac, Inc.	24,182	1,737,960
Alleghany Corp. *	307	161,181
Allied World Assurance Co., Holdings Ltd.	7,656	309,456
Allstate Corp. (The)	27,518	1,903,695
American Financial Group, Inc.	12,362	927,150
American International Group, Inc.	71,327	4,232,544
Assurant, Inc.	9,601	885,692
Assured Guaranty Ltd.	13,828	383,727
Axis Capital Holdings Ltd.	12,616	685,427
Chubb Ltd.	6,589	827,908
CNA Financial Corp.	7,604	261,654
Endurance Specialty Holdings Ltd.	1,516	99,222
Everest Re Group Ltd.	6,500	1,234,805
First American Financial Corp.	5,621	220,793
FNF Group	2,743	101,244
Hartford Financial Services Group, Inc.	59,482	2,547,019
Lincoln National Corp.	26,059	1,224,252
Loews Corp.	37,469	1,541,849
MetLife, Inc.	46,445	2,063,551
Old Republic International Corp.	23,484	413,788
Principal Financial Group, Inc.	40,855	2,104,441
Prudential Financial, Inc.	23,442	1,914,039
Reinsurance Group of America, Inc.	9,075	979,556
RenaissanceRe Holdings Ltd. @	3,401	408,664
Travelers Companies, Inc. (The)	27,179	3,113,355
Unum Group	32,590	1,150,753
Validus Holdings Ltd.	5,533	275,654
WR Berkley Corp. @	6,915	399,411
XL Group Ltd.	28,603	961,919
		33,070,709
Internet & Catalog Retail — 0.3%
Liberty Interactive Corp. QVC Group, Class A *	71,603	1,432,776
Liberty Ventures, Series A *	5,133	204,653
		1,637,429
Internet Software & Services — 0.3%
CommerceHub, Inc., Series A *	1,499	23,684
CommerceHub, Inc., Series C *	2,998	47,698
IAC/InterActiveCorp	5,222	326,219
Yahoo!, Inc. *	22,867	985,568
		1,383,169
IT Services — 1.1%
Amdocs Ltd.	8,428	487,560
Computer Sciences Corp.	6,809	355,498

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Fidelity National Information Services, Inc.	39,932	$3,075,962
Xerox Corp.	186,374	1,887,968
		5,806,988
Life Sciences Tools & Services — 0.7%
Bio-Rad Laboratories, Inc., Class A *	172	28,175
Thermo Fisher Scientific, Inc.	23,812	3,787,537
		3,815,712
Machinery — 2.5%
AGCO Corp. @	11,477	566,046
Caterpillar, Inc. @	35,868	3,184,002
Cummins, Inc.	7,596	973,427
Dover Corp.	19,719	1,452,107
Fortive Corp.	2,843	144,709
Ingersoll-Rand PLC	18,359	1,247,311
PACCAR, Inc. @	14,232	836,557
Pentair PLC	25,335	1,627,520
Stanley Black & Decker, Inc.	28,415	3,494,477
		13,526,156
Media — 6.9%
Cable One, Inc. @	269	157,096
CBS Corp., Class A	1,291	70,889
Charter Communications, Inc., Class A *	23,379	6,311,629
Comcast Corp., Class A	312,026	20,699,805
Liberty Braves Group, Class A @*	438	7,643
Liberty Braves Group, Class C *	877	15,242
Liberty Media Group, Class A @*	1,097	31,429
Liberty Media Group, Class C @*	2,194	61,739
Liberty SiriusXM Group, Class A *	4,389	149,138
Liberty SiriusXM Group, Class C *	8,778	293,273
Madison Square Garden Co. (The), Class A @*	443	75,049
News Corp., Class A	8,320	116,314
News Corp., Class B	1,734	24,657
TEGNA, Inc.	22,742	497,140
Time Warner, Inc.	103,751	8,259,617
		36,770,660
Metals & Mining — 2.0%
Alcoa, Inc.	114,560	1,161,638
Freeport-McMoRan, Inc.	163,521	1,775,838
Newmont Mining Corp.	87,348	3,431,903
Nucor Corp.	54,372	2,688,696
Reliance Steel & Aluminum Co.	12,373	891,227
Steel Dynamics, Inc.	31,162	778,738
		10,728,040
Multiline Retail — 0.3%
Kohl's Corp. @	39,722	1,737,838
Macy's, Inc.	3,142	116,411
		1,854,249
Oil, Gas & Consumable Fuels — 11.9%
Anadarko Petroleum Corp.	35,808	2,268,795
Apache Corp.	13,675	873,422
Chevron Corp.	112,825	11,611,949
Concho Resources, Inc. *	7,251	995,925
ConocoPhillips	82,797	3,599,186
Continental Resources, Inc. @*	2,582	134,161
EOG Resources, Inc.	34,105	3,298,294
Exxon Mobil Corp.	238,934	20,854,159
Hess Corp.	20,959	1,123,822
HollyFrontier Corp. @	22,068	540,666
Kinder Morgan, Inc.	29,336	678,542
Marathon Oil Corp.	51,156	808,776
Marathon Petroleum Corp.	64,008	2,598,085
Noble Energy, Inc.	35,505	1,268,949
Occidental Petroleum Corp.	28,855	2,104,107
Phillips 66	56,127	4,521,030
Pioneer Natural Resources Co.	5,394	1,001,396
Range Resources Corp.	603	23,366
Southwestern Energy Co. *	1,031	14,269
Targa Resources Corp.	4,405	216,329
Tesoro Corp.	15,417	1,226,576
Valero Energy Corp.	76,635	4,061,655
		63,823,459
Pharmaceuticals — 3.6%
Allergan PLC *	14,401	3,316,694
Mallinckrodt PLC *	8,192	571,638
Mylan NV *	19,675	750,011
Pfizer, Inc.	430,824	14,592,009
		19,230,352
Professional Services — 0.1%
Manpowergroup, Inc.	6,208	448,590
Real Estate Management & Development — 0.0%
Jones Lang LaSalle, Inc.	500	56,895
Road & Rail — 2.9%
AMERCO	188	60,955
CSX Corp.	143,799	4,385,870
Hertz Global Holdings, Inc. *	9,240	371,078
Kansas City Southern	13,489	1,258,794
Norfolk Southern Corp.	42,348	4,110,297
Union Pacific Corp.	55,668	5,429,300
		15,616,294
Semiconductors & Semiconductor Equipment — 6.2%
First Solar, Inc. @*	7,096	280,221
Intel Corp.	507,318	19,151,255
Lam Research Corp.	23,431	2,219,150
Marvell Technology Group Ltd.	18,929	251,188
Micron Technology, Inc. *	96,568	1,716,979
NVIDIA Corp. @	62,745	4,299,287
QUALCOMM, Inc.	74,056	5,072,836
Teradyne, Inc.	18,438	397,892
		33,388,808
Software — 0.8%
CA, Inc.	75,041	2,482,356
Dell Technologies, Inc., Class V *	16,758	801,032
Nuance Communications, Inc. *	2,812	40,774
Symantec Corp.	39,307	986,606
Synopsys, Inc. *	4,316	256,155
		4,566,923
Specialty Retail — 0.4%
AutoNation, Inc. @*	3,374	164,348
Best Buy Co., Inc.	45,609	1,741,352
Penske Auto Group, Inc. @	528	25,439
Staples, Inc.	55,437	473,986
		2,405,125
Textiles, Apparel & Luxury Goods — 0.2%
PVH Corp.	7,329	809,854
Ralph Lauren Corp. @	2,906	293,913
		1,103,767
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.	11,787	167,729
Trading Companies & Distributors — 0.1%
United Rentals, Inc. *	6,445	505,868

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	464	$38,623
Wireless Telecommunication Services — 0.3%
Sprint Corp. @*	29,977	198,748
T-Mobile US, Inc. @*	24,396	1,139,781
United States Cellular Corp. *	2,168	78,785
		1,417,314
TOTAL COMMON STOCKS
(Identified Cost $389,835,597)		534,632,388

SHORT-TERM INVESTMENTS — 3.5%
Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, 0.020%	1,395,028	1,395,028
Collateral For Securities On Loan — 3.2%
State Street Navigator Securities Lending Prime Portfolio	17,341,369	17,341,369
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $18,736,397)		18,736,397
Total Investments — 103.3%
(Identified Cost $408,571,994)#		553,368,785

Liabilities, Less Cash and Other Assets — (3.3%)		(17,763,115)
Net Assets — 100.0%		$535,605,670

†	See Note 1
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of September 30, 2016, the market value of the securities on loan was $24,281,617.
#

At September 30, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $408,571,994. Net unrealized appreciation aggregated $144,796,791 of which $159,617,825 related to appreciated investment securities and $14,821,034 related to depreciated investment securities.

See notes to schedules of investments

SA U.S. Value Fund

September 30, 2016
Portfolio Sectors (% of portfolio market value)+ (Unaudited)

Sector	Percentage
Financials	20.8%
Information Technology	15.0%
Energy	13.4%
Consumer Discretionary	13.0%
Health Care	11.5%
Industrials	11.2%
Consumer Staples	6.0%
Telecommunication Services	4.8%
Materials	4.1%
Utilities	0.2%
100.0%

+       Excludes Short-Term Investments

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2016 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.3%
Aerospace & Defense — 1.8%
AAR Corp.	10,684	$334,623
Aerojet Rocketdyne Holdings, Inc. *	15,748	276,850
Aerovironment, Inc. @*	7,907	193,010
Astronics Corp. *	3,988	179,659
BWX Technologies, Inc.	13,182	505,793
CPI Aerostructures, Inc. *	1,342	9,300
Cubic Corp.	6,500	304,265
Curtiss-Wright Corp.	6,457	588,297
DigitalGlobe, Inc. *	18,452	507,430
Ducommun, Inc. *	3,610	82,452
Engility Holdings, Inc. *	5,031	158,477
Esterline Technologies Corp. *	7,884	599,499
HEICO Corp.	3,623	250,712
HEICO Corp., Class A	4,872	294,805
Innovative Solutions & Support, Inc. *	3,248	10,329
KEYW Holding Corp. (The) *	2,370	26,165
KLX, Inc. *	9,583	337,322
Kratos Defense & Security Solutions, Inc. @*	15,915	109,654
LMI Aerospace, Inc. *	2,400	17,040
Mercury Systems, Inc. *	8,267	203,120
Moog, Inc., Class A *	8,996	535,622
National Presto Industries, Inc.	918	80,591
SIFCO Industries, Inc. *	1,187	12,054
Sparton Corp. *	1,324	34,768
Taser International, Inc. @*	13,491	385,978
Teledyne Technologies, Inc. *	3,137	338,576
Triumph Group, Inc. @	9,084	253,262
Vectrus, Inc. *	2,243	34,161
Wesco Aircraft Holdings, Inc. @*	23,396	314,208
		6,978,022
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc. *	13,990	200,757
Atlas Air Worldwide Holdings, Inc. *	6,303	269,894
Echo Global Logistics, Inc. @*	6,133	141,427
Forward Air Corp.	6,951	300,700
HUB Group, Inc., Class A *	11,481	467,966
Park-Ohio Holdings Corp.	3,058	111,464
Radiant Logistics, Inc. *	5,730	16,273
XPO Logistics, Inc. @*	10,504	385,182
		1,893,663
Airlines — 0.6%
Allegiant Travel Co.	4,342	573,448
ATA Holdings Corp. §~*	600	—
Copa Holdings SA, Class A @	3,630	319,186
Hawaiian Holdings, Inc. *	12,656	615,082
Skywest, Inc.	12,976	342,696
Spirit Airlines, Inc. *	8,902	378,602
		2,229,014
Auto Components — 1.6%
American Axle & Manufacturing Holdings, Inc. *	18,411	317,037
Cooper Tire & Rubber Co.	15,551	591,249
Cooper-Standard Holding, Inc. *	2,464	243,443
Dana, Inc.	32,214	502,216
Dorman Products, Inc. @*	8,380	535,482
Drew Industries, Inc.	5,572	546,167
Federal-Mogul Holdings Corp. *	13,611	130,802
Fox Factory Holding Corp. *	6,593	151,441
Gentherm, Inc. *	9,644	303,014
Horizon Global Corp. *	5,493	109,476
Modine Manufacturing Co. *	11,514	136,556
Motorcar Parts of America, Inc. *	4,392	126,402
Shiloh Industries, Inc. *	3,600	25,452
Spartan Motors, Inc.	8,021	76,841
Standard Motor Products, Inc.	8,131	388,337
Stoneridge, Inc. *	10,762	198,021
Strattec Security Corp.	700	24,710
Superior Industries International, Inc.	6,600	192,456
Sypris Solutions, Inc. *	4,000	4,120
Tenneco, Inc. *	14,371	837,398
Tower International, Inc.	5,180	124,838
Visteon Corp.	7,195	515,594
		6,081,052
Automobiles — 0.4%
Thor Industries, Inc.	13,300	1,126,510
Winnebago Industries, Inc. @	10,123	238,599
		1,365,109
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A @*	1,852	287,542
Coca-Cola Bottling Co., Consolidated @	1,262	186,978
Craft Brew Alliance, Inc. *	6,811	128,251
MGP Ingredients, Inc. @	5,072	205,517
National Beverage Corp. @*	10,920	481,026
Primo Water Corp. *	5,910	71,688
		1,361,002
Biotechnology — 0.7%
Acorda Therapeutics, Inc. @*	12,403	258,975
Adamas Pharmaceuticals, Inc. @*	2,419	39,696
AMAG Pharmaceuticals, Inc. *	2,638	64,657
Amicus Therapeutics, Inc. @*	1,429	10,575
Aptevo Therapeutics, Inc. *	4,906	12,559
Aviragen Therapeutics, Inc. *	1,516	2,911
BioSpecifics Technologies Corp. *	1,543	70,469
Cara Therapeutics, Inc. @*	4,673	39,019
Catalyst Biosciences, Inc. @*	251	304
Concert Pharmaceuticals, Inc. *	3,010	30,431
Emergent BioSolutions, Inc. *	9,812	309,372
Epizyme, Inc. *	940	9,250
Five Prime Therapeutics, Inc. @*	4,603	241,611
Insys Therapeutics, Inc. @*	11,096	130,822
Ligand Pharmaceuticals, Inc. @*	3,443	351,393
Molecular Insight Pharmaceuticals, Inc. §~*	3,500	—
Myriad Genetics, Inc. @*	19,349	398,202
Otonomy, Inc. @*	590	10,732
PDL BioPharma, Inc.	18,702	62,652
PTC Therapeutics, Inc. @*	5,972	83,668
Repligen Corp. @*	6,722	202,937
Retrophin, Inc. @*	8,373	187,388
Rigel Pharmaceuticals, Inc. *	9,661	35,456
Spectrum Pharmaceuticals, Inc. @*	15,253	71,231
Stemline Therapeutics, Inc. @*	1,284	13,906
Vitae Pharmaceuticals, Inc. *	1,720	35,982
Zafgen, Inc. *	3,913	12,952
		2,687,150
Building Products — 1.5%
AAON, Inc.	14,109	406,621
Advanced Drainage Systems, Inc. @	8,118	195,319
American Woodmark Corp. *	4,423	356,361
Apogee Enterprises, Inc. @	9,100	406,679
Armstrong Flooring, Inc. *	6,993	132,028
Armstrong World Industries, Inc. @*	13,353	551,746
Builders FirstSource, Inc. @*	24,352	280,292
Continental Building Products, Inc. *	9,323	195,690
Gibraltar Industries, Inc. *	8,000	297,200
Griffon Corp. @	12,945	220,194
Insteel Industries, Inc.	4,000	144,960

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products (Continued)
NCI Building Systems, Inc. *	12,026	$175,459
Patrick Industries, Inc. *	3,786	234,429
PGT, Inc. *	14,543	155,174
Ply Gem Holdings, Inc. *	10,477	139,973
Quanex Building Products Corp.	9,211	158,982
Simpson Manufacturing Co., Inc.	12,600	553,770
Trex Co., Inc. *	8,162	479,273
Universal Forest Products, Inc.	5,500	541,695
		5,625,845
Capital Markets — 2.1%
Artisan Partners Asset Management, Inc., Class A	9,304	253,069
Associated Capital Group, Inc., Class A	1,700	60,282
BGC Partners, Inc., Class A	53,525	468,344
Calamos Asset Management, Inc., Series A	5,037	34,352
Cohen & Steers, Inc.	7,453	318,616
Cowen Group, Inc., Class A @*	24,525	89,026
Evercore Partners, Inc., Class A	9,789	504,231
Federated Investors, Inc., Class B	20,626	611,148
Fifth Street Asset Management, Inc.	728	4,011
Financial Engines, Inc. @	2,009	59,687
Gain Capital Holdings, Inc.	8,775	54,229
GAMCO Investors, Inc., Class A	1,700	48,399
Greenhill & Co., Inc. @	7,133	168,125
Interactive Brokers Group, Inc., Class A @	16,151	569,646
Intl FCStone, Inc. *	3,859	149,922
Investment Technology Group, Inc.	9,700	166,258
Janus Capital Group, Inc.	44,921	629,343
KCG Holdings, Inc., Class A *	15,787	245,172
Ladenburg Thalmann Financial Services, Inc. @*	16,604	38,355
LPL Financial Holdings, Inc. @	2,161	64,636
Manning & Napier, Inc.	2,524	17,895
MarketAxess Holdings, Inc.	9,469	1,567,972
Moelis & Co., Class A	3,839	103,231
NorthStar Asset Management Group, Inc.	28,137	363,811
OM Asset Management PLC	5,801	80,692
Oppenheimer Holdings, Inc., Class A	2,133	30,481
Piper Jaffray Cos. *	4,033	194,794
Pzena Investment Management, Inc., Class A	1,895	14,592
Safeguard Scientifics, Inc. *	5,834	75,609
Silvercrest Asset Management Group, Inc., Class A	759	9,009
Stifel Financial Corp. @*	12,616	485,085
Virtus Investment Partners, Inc. @	1,071	104,808
Waddell & Reed Financial, Inc., Class A @	442	8,027
Westwood Holdings Group, Inc.	713	37,867
WisdomTree Investments, Inc. @	32,848	338,006
		7,968,730
Chemicals — 2.7%
A. Schulman, Inc.	6,827	198,802
American Vanguard Corp.	7,469	119,952
Balchem Corp.	7,283	564,651
Cabot Corp.	9,527	499,310
Calgon Carbon Corp.	17,075	259,028
Chase Corp.	1,800	124,416
Chemtura Corp. *	28,509	935,380
Core Molding Technologies, Inc. *	1,500	25,350
Ferro Corp. *	33,688	465,231
Flotek Industries, Inc. @*	15,037	218,638
FutureFuel Corp.	10,473	118,135
H.B. Fuller Co.	13,143	610,755
Hawkins, Inc.	1,824	79,034
Huntsman Corp.	3,876	63,063
Innophos Holdings, Inc.	5,400	210,762
Innospec, Inc.	5,850	355,739
Intrepid Potash, Inc. @*	10,268	11,603
KMG Chemicals, Inc.	3,001	85,018
Koppers Holdings, Inc. *	4,597	147,932
Kraton Corp. *	6,776	237,431
Kronos Worldwide, Inc. @	10,857	90,005
LSB Industries, Inc. @*	5,556	47,671
Minerals Technologies, Inc.	9,665	683,219
Northern Technologies International Corp. *	800	10,040
Olin Corp. @	18,956	388,977
Omnova Solutions, Inc. *	15,046	126,988
PolyOne Corp.	32,103	1,085,402
Quaker Chemical Corp.	3,387	358,785
Rayonier Advanced Materials, Inc. @	8,932	119,421
Sensient Technologies Corp.	12,320	933,856
Stepan Co.	3,991	289,986
Trecora Resources *	3,438	39,262
Tredegar Corp.	8,700	161,733
Trinseo SA	8,507	481,156
Tronox Ltd., Class A @	11,384	106,668
Valhi, Inc. @	1,644	3,781
		10,257,180
Commercial Banks — 9.9%
1st Source Corp.	7,264	259,288
Access National Corp. @	1,032	24,665
American National Bankshares, Inc.	1,452	40,583
Ameris Bancorp	8,213	287,044
AmeriServ Financial, Inc.	4,400	14,476
Arrow Financial Corp. @	2,832	92,991
Associated Banc-Corp.	38,219	748,710
Banc of California, Inc. @	8,558	149,423
Bancfirst Corp.	3,000	217,530
Bancorp, Inc. (The) *	8,408	53,979
BancorpSouth, Inc.	29,895	693,564
Bank of Hawaii Corp. @	13,708	995,475
Bank of the Ozarks, Inc. @	7,307	280,589
BankUnited, Inc.	4,289	129,528
Banner Corp.	6,700	293,058
Bar Harbor Bankshares @	678	24,896
Berkshire Hills Bancorp, Inc.	6,399	177,316
Blue Hills Bancorp, Inc. @	894	13,428
BNC Bancorp	5,605	136,314
Boston Private Financial Holdings, Inc.	21,569	276,730
Bridge Bancorp, Inc.	766	21,900
Brookline Bancorp, Inc.	18,706	228,026
Bryn Mawr Bank Corp.	2,901	92,803
Camden National Corp.	2,000	95,480
Capital Bank Financial Corp., Class A @	6,376	204,733
Capital City Bank Group, Inc.	664	9,807
Cardinal Financial Corp.	8,280	216,025
Cascade Bancorp *	9,720	58,903
Cathay General Bancorp	21,914	674,513
Centerstate Banks, Inc.	9,586	169,960
Central Pacific Financial Corp.	7,849	197,716
Century Bancorp, Inc., Class A	200	9,064
Chemical Financial Corp.	14,135	623,778
Citizens & Northern Corp. @	852	18,718
City Holding Co. @	6,502	326,986
CNB Financial Corp.	1,780	37,665
CoBiz Financial, Inc.	9,709	129,227
Columbia Banking System, Inc.	14,910	487,855
Community Bank System, Inc. @	9,634	463,492

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Community Trust Bancorp, Inc.	4,634	$171,968
Connectone Bancorp, Inc.	3,802	68,664
CU Bancorp *	600	13,686
Customers Bancorp, Inc. *	5,348	134,556
CVB Financial Corp. @	27,325	481,193
Eagle Bancorp, Inc. *	6,777	334,309
Enterprise Bancorp, Inc. @	313	8,764
Enterprise Financial Services Corp.	3,498	109,312
FCB Financial Holdings, Inc., Class A *	5,732	220,281
Fidelity Southern Corp.	4,616	84,888
Financial Institutions, Inc.	3,105	84,177
First Bancorp, Inc.	1,683	40,342
First Bancorp/Puerto Rico *	35,131	182,681
First Bancorp/Southern Pines NC @	3,400	67,286
First Busey Corp.	7,922	179,037
First Business Financial Services, Inc.	551	12,949
First Citizens Bancshares, Inc., Class A	295	86,698
First Commonwealth Financial Corp.	23,740	239,537
First Community Bancshares, Inc.	3,962	98,258
First Financial Bancorp	15,133	330,505
First Financial Bankshares, Inc. @	13,804	503,018
First Financial Corp.	2,698	109,755
First Financial Northwest, Inc.	2,239	31,727
First Horizon National Corp.	40,167	611,743
First Interstate Bancsystem, Inc.	5,224	164,608
First Merchants Corp.	8,330	222,827
First Midwest Bancorp, Inc.	18,632	360,716
First NBC Bank Holding Co. *	4,253	40,148
First of Long Island Corp. (The)	136	4,508
Flushing Financial Corp.	7,140	169,361
FNB Corp.	54,993	676,414
Fulton Financial Corp.	44,920	652,238
German American Bancorp, Inc.	2,400	93,432
Glacier Bancorp, Inc.	19,481	555,598
Great Southern Bancorp, Inc.	3,025	123,117
Great Western Bancorp, Inc.	71	2,366
Guaranty Bancorp	1,560	27,846
Hancock Holding Co.	17,160	556,499
Hanmi Financial Corp.	8,053	212,116
Heartland Financial USA, Inc.	5,400	194,778
Heritage Commerce Corp.	4,640	50,762
Heritage Financial Corp.	4,648	83,432
Heritage Oaks Bancorp	1,418	11,628
Hilltop Holdings, Inc. *	25,969	583,264
Home Bancshares, Inc. @	36,276	754,904
HomeTrust Bancshares, Inc. *	701	12,968
Hope Bancorp, Inc.	34,605	601,089
Horizon Bancorp @	866	25,443
Iberiabank Corp.	9,378	629,451
Independent Bank Corp.	4,840	261,796
International Bancshares Corp.	15,750	469,035
Lakeland Bancorp, Inc.	6,732	94,517
Lakeland Financial Corp.	5,055	179,048
LegacyTexas Financial Group, Inc.	11,096	350,966
Macatawa Bank Corp.	4,707	37,609
MainSource Financial Group, Inc.	4,530	113,023
MB Financial, Inc.	19,316	734,781
MBT Financial Corp. @	5,012	45,359
Mercantile Bank Corp.	1,265	33,965
Merchants Bancshares, Inc.	1,081	35,014
Midsouth Bancorp, Inc. @	2,100	21,840
National Bank Holdings Corp., Class A	5,759	134,588
NBT Bancorp, Inc.	10,025	329,522
Northrim Bancorp, Inc.	1,164	29,973
OFG Bancorp	10,569	106,853
Old National Bancorp	29,051	408,457
Opus Bank	4,401	155,663
Pacific Continental Corp.	3,776	63,512
Pacific Mercantile Bancorp *	2,500	18,425
Pacific Premier Bancorp, Inc. *	5,398	142,831
Park National Corp. @	3,450	331,200
Park Sterling Corp.	7,835	63,620
Peapack Gladstone Financial Corp.	1,668	37,380
Penns Woods Bancorp, Inc. @	476	21,163
Peoples Bancorp, Inc.	2,300	56,557
Pinnacle Financial Partners, Inc.	9,240	499,699
Popular, Inc.	16,479	629,827
Preferred Bank	1,791	64,028
Premier Financial Bancorp, Inc.	1,256	21,528
Private Bancorp, Inc.	19,760	907,379
Prosperity Bancshares, Inc.	4,792	263,033
Renasant Corp.	8,712	292,985
Republic Bancorp, Inc., Class A	7,344	228,252
S&T Bancorp, Inc.	8,302	240,675
Sandy Spring Bancorp, Inc.	6,300	192,654
Seacoast Banking Corp. of Florida *	5,668	91,198
Select Bancorp, Inc. *	200	1,600
ServisFirst Bancshares, Inc. @	2,889	149,968
Sierra Bancorp	2,405	45,118
Simmons First National Corp., Class A	5,764	287,624
South State Corp.	4,736	355,389
Southside Bancshares, Inc. @	5,993	192,855
Southwest Bancorp, Inc.	4,410	83,746
State Bank Financial Corp.	4,771	108,874
Sterling Bancorp	32,230	564,025
Stock Yards Bancorp, Inc.	4,336	142,915
Suffolk Bancorp	3,195	111,090
Sun Bancorp, Inc. @	1,133	26,127
Synovus Financial Corp.	6,901	224,490
TCF Financial Corp.	43,473	630,793
Texas Capital Bancshares, Inc. *	11,663	640,532
Tompkins Financial Corp. @	2,420	184,912
TowneBank	6,582	158,165
Trico Bancshares	5,350	143,219
Trustmark Corp. @	17,352	478,221
UMB Financial Corp. @	11,656	692,949
Umpqua Holdings Corp.	6,930	104,296
Union Bankshares Corp.	9,688	259,348
United Bankshares, Inc. @	17,021	641,181
United Community Banks, Inc.	15,888	333,966
Univest Corp. of Pennsylvania	4,540	106,054
Valley National Bancorp	57,348	557,996
Washington Trust Bancorp, Inc.	3,000	120,660
Webster Financial Corp. @	16,775	637,618
WesBanco, Inc.	8,410	276,521
West Bancorp, Inc.	4,412	86,475
Westamerica Bancorp @	6,329	322,020
Western Alliance Bancorp *	20,020	751,551
Wintrust Financial Corp.	11,283	626,996
Yadkin Financial Corp.	6,563	172,541
		37,918,875
Commercial Services & Supplies — 3.1%
ABM Industries, Inc.	13,762	546,351
ACCO Brands Corp. *	26,340	253,918
ARC Document Solutions, Inc. *	11,111	41,555
Brady Corp., Class A	11,602	401,545
Brink's Co. (The)	11,715	434,392
Casella Waste Systems, Inc., Class A *	14,002	144,221
Ceco Environmental Corp.	5,528	62,356

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Cenveo, Inc. *	409	$2,883
Civeo Corp. *	7,095	8,088
Clean Harbors, Inc. *	12,448	597,255
Command Security Corp. @*	4,300	11,395
Covanta Holding Corp. @	31,607	486,432
Deluxe Corp. @	12,510	835,918
Ennis, Inc.	5,800	97,730
Essendant, Inc.	12,825	263,169
Fuel Tech, Inc. *	4,500	6,300
G&K Services, Inc., Class A	4,600	439,254
Healthcare Services Group, Inc.	15,886	628,768
Heritage-Crystal Clean, Inc. *	712	9,455
Herman Miller, Inc.	14,286	408,580
HNI Corp.	11,460	456,108
Hudson Technologies, Inc. *	7,854	52,229
Innerworkings, Inc. @*	6,281	59,167
Interface, Inc.	19,482	325,155
Intersections, Inc. *	3,104	5,618
Kimball International, Inc., Class B	6,956	90,011
Knoll, Inc.	12,851	293,645
Matthews International Corp., Class A	8,044	488,753
Mcgrath Rentcorp	5,300	168,063
Mobile Mini, Inc.	14,147	427,239
MSA Safety, Inc.	8,900	516,556
Multi-Color Corp.	4,321	285,186
NL Industries, Inc. *	5,586	21,953
Performant Financial Corp. *	7,231	21,332
Quad/Graphics, Inc.	4,591	122,672
R.R. Donnelley & Sons Co.	23,795	374,057
SP Plus Corp. *	4,000	102,280
Steelcase, Inc., Class A	26,730	371,280
Team, Inc. @*	8,031	262,694
Tetra Tech, Inc.	15,308	542,975
TRC Cos., Inc. *	7,000	60,690
UniFirst Corp.	3,000	395,580
US Ecology, Inc.	5,445	244,154
Versar, Inc. *	2,000	3,120
Viad Corp.	4,500	165,915
Virco Manufacturing Corp. *	2,494	10,300
VSE Corp.	1,700	57,783
West Corp.	18,378	405,786
		12,009,866
Communications Equipment — 2.0%
ADTRAN, Inc.	12,387	237,087
Bel Fuse, Inc., Class B	3,239	78,189
Black Box Corp.	3,700	51,430
CalAmp Corp. *	8,909	124,281
Calix, Inc. *	13,728	100,901
Ciena Corp. *	31,072	677,370
Clearfield, Inc. *	1,600	30,080
Communications Systems, Inc.	1,418	6,750
Comtech Telecommunications Corp.	4,325	55,403
Digi International, Inc. *	7,600	86,640
EMCORE Corp.	4,428	25,240
Extreme Networks, Inc. *	21,668	97,289
Finisar Corp. *	25,900	771,820
Harmonic, Inc. @*	24,420	144,811
Infinera Corp. @*	22,351	201,830
InterDigital, Inc. @	9,067	718,106
Ixia *	18,986	237,325
KVH Industries, Inc. *	5,534	48,755
Lumentum Holdings, Inc. *	5,125	214,071
NETGEAR, Inc. *	8,512	514,891
NetScout Systems, Inc. *	12,873	376,535
Oclaro, Inc. *	7,713	65,946
Optical Cable Corp.	374	950
PC-Tel, Inc.	4,100	21,689
Plantronics, Inc.	11,657	605,698
Relm Wireless Corp.	2,000	10,680
ShoreTel, Inc. *	17,905	143,240
Sonus Networks, Inc. *	17,744	138,048
Tessco Technologies, Inc.	1,000	12,410
Ubiquiti Networks, Inc. @*	15,189	812,611
Viasat, Inc. @*	10,982	819,806
Viavi Solutions, Inc. *	47,559	351,461
		7,781,343
Computers & Peripherals — 0.7%
AstroNova, Inc.	1,572	23,313
Avid Technology, Inc. *	18,069	143,468
Concurrent Computer Corp.	1,362	7,491
Cray, Inc. *	9,970	234,694
Diebold, Inc.	14,553	360,769
Eastman Kodak Co. *	800	12,000
Electronics for Imaging, Inc. @*	12,878	629,992
Immersion Corp. @*	3,781	30,853
Intevac, Inc. *	4,883	28,810
Lexmark International, Inc., Class A	16,040	640,958
NCR Corp. *	5,917	190,468
Super Micro Computer, Inc. *	11,510	268,989
Transact Technologies, Inc.	1,515	11,165
USA Technologies, Inc. *	1,931	10,823
		2,593,793
Construction & Engineering — 1.5%
Aegion Corp. *	10,061	191,863
Ameresco, Inc., Class A *	4,779	25,138
Argan, Inc.	3,618	214,150
Comfort Systems USA, Inc.	8,930	261,738
Dycom Industries, Inc. @*	9,800	801,444
EMCOR Group, Inc.	15,815	942,890
Goldfield Corp. (The) *	2,184	5,897
Granite Construction, Inc.	9,422	468,650
Great Lakes Dredge & Dock Corp. *	15,377	53,820
IES Holdings, Inc. *	3,686	65,574
KBR, Inc.	27,114	410,235
Layne Christensen Co. @*	1,221	10,391
MasTec, Inc. *	22,810	678,369
MYR Group, Inc. *	5,036	151,584
Northwest Pipe Co. *	2,795	33,009
NV5 Global, Inc. *	826	26,688
Orion Marine Group, Inc. *	5,671	38,846
Primoris Services Corp. @	16,878	347,687
Sterling Construction Co., Inc. *	3,741	28,955
Tutor Perini Corp. *	11,189	240,228
Valmont Industries, Inc. @	5,127	689,940
		5,687,096
Construction Materials — 0.3%
Eagle Materials, Inc.	5,410	418,193
Headwaters, Inc. *	19,917	336,996
United States Lime & Minerals, Inc.	1,679	110,814
US Concrete, Inc. @*	3,055	140,728
		1,006,731
Consumer Finance — 0.7%
Asta Funding, Inc. *	2,600	27,300
Atlanticus Holdings Corp. *	5,476	16,757
Consumer Portfolio Services, Inc. *	7,272	33,378
Encore Capital Group, Inc. @*	6,224	139,915
Enova International, Inc. *	6,418	62,126

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Consumer Finance (Continued)
Ezcorp, Inc., Class A *	9,217	$101,940
FirstCash, Inc.	13,459	633,650
Green Dot Corp., Class A *	12,631	291,271
Nelnet, Inc., Class A	9,709	391,952
PRA Group, Inc. @*	12,540	433,132
Regional Management Corp. *	501	10,847
SLM Corp. *	66,797	498,974
World Acceptance Corp. @*	3,636	178,309
		2,819,551
Containers & Packaging — 0.2%
AEP Industries, Inc.	1,000	109,370
Greif, Inc., Class A	4,826	239,322
Greif, Inc., Class B	324	19,631
Myers Industries, Inc.	9,726	126,341
Silgan Holdings, Inc.	8,109	410,234
		904,898
Distributors — 0.3%
Core-Mark Holding Co., Inc.	11,498	411,628
Pool Corp.	9,151	864,953
VOXX International Corp. *	4,800	14,352
Weyco Group, Inc. @	690	18,540
		1,309,473
Diversified Consumer Services — 0.8%
American Public Education, Inc. *	3,569	70,702
Apollo Education Group, Inc. *	24,712	196,460
Ascent Capital Group, Inc., Class A *	2,620	60,705
Bridgepoint Education, Inc. *	11,558	79,404
Bright Horizons Family Solutions, Inc. *	2,763	184,817
Cambium Learning Group, Inc. *	1,370	7,439
Capella Education Co.	2,200	127,688
Career Education Corp. *	18,568	126,077
Carriage Services, Inc. @	5,101	120,639
Collectors Universe, Inc.	1,242	23,014
DeVry Education Group, Inc.	15,103	348,275
Grand Canyon Education, Inc. *	13,010	525,474
Houghton Mifflin Harcourt Co. *	29,496	395,541
K12, Inc. *	7,149	102,588
Regis Corp. *	11,780	147,839
Sotheby's @	14,093	535,816
Strayer Education, Inc. @*	2,275	106,197
Universal Technical Institute, Inc.	5,900	10,502
		3,169,177
Diversified Financial Services — 0.1%
A-Mark Precious Metals, Inc.	650	10,432
FNFV Group *	4,237	52,878
Marlin Business Services Corp.	2,800	54,264
NewStar Financial, Inc. *	13,144	127,628
Pico Holdings, Inc. *	4,182	49,306
		294,508
Diversified Telecommunication Services — 0.6%
Alaska Communications Systems Group, Inc. *	2,448	4,211
ATN International, Inc. @	3,600	234,144
Cincinnati Bell, Inc. *	51,900	211,752
Cogent Communications Holdings, Inc. @	11,951	439,916
Consolidated Communications Holdings, Inc. @	13,459	339,705
FairPoint Communications, Inc. @*	2,220	33,367
General Communication, Inc., Class A *	14,261	196,089
Hawaiian Telcom Holdco, Inc. *	187	4,187
IDT Corp., Class B	7,234	124,714
Inteliquent, Inc.	11,654	188,095
Lumos Networks Corp. *	6,140	85,960
Orbcomm, Inc. @*	15,007	153,822
Straight Path Communications, Inc., Class B @*	2,215	56,726
Vonage Holdings Corp. *	52,898	349,656
		2,422,344
Electric Utilities — 1.3%
Allete, Inc.	11,617	692,606
El Paso Electric Co.	11,005	514,704
Empire District Electric Co. (The)	11,448	390,835
Genie Energy Ltd., Class B *	4,900	28,910
Hawaiian Electric Industries, Inc.	18,884	563,687
IDACORP, Inc.	9,234	722,837
MGE Energy, Inc.	7,437	420,265
Otter Tail Corp.	8,433	291,697
PNM Resources, Inc.	21,371	699,259
Portland General Electric Co.	18,737	798,009
Spark Energy, Inc., Class A @	1,000	29,130
		5,151,939
Electrical Equipment — 0.8%
Allied Motion Technologies, Inc.	2,201	41,621
AZZ, Inc.	6,246	407,676
Babcock & Wilcox Enterprises, Inc. *	6,318	104,247
Encore Wire Corp.	5,600	205,912
EnerSys	12,221	845,571
Espey Manufacturing & Electronics Corp.	565	14,749
Generac Holdings, Inc. @*	15,486	562,142
General Cable Corp. @	11,120	166,578
LSI Industries, Inc.	4,900	55,027
Orion Energy Systems, Inc. @*	3,100	4,123
Powell Industries, Inc.	2,600	104,130
Preformed Line Products Co.	850	35,845
Regal Beloit Corp.	6,719	399,713
Thermon Group Holdings, Inc. *	8,204	162,029
Ultralife Corp. *	3,600	14,760
Vicor Corp. *	7,856	91,130
		3,215,253
Electronic Equipment, Instruments & Components — 3.4%
ADDvantage Technologies Group, Inc. *	2,400	4,200
Agilysys, Inc. *	6,358	70,701
Anixter International, Inc. *	8,331	537,349
AVX Corp.	15,085	208,022
Badger Meter, Inc.	6,000	201,060
Belden, Inc.	13,079	902,320
Benchmark Electronics, Inc. *	7,901	197,130
Cognex Corp.	9,331	493,237
Coherent, Inc. *	6,253	691,207
Control4 Corp. *	953	11,703
CTS Corp.	9,329	173,519
Daktronics, Inc.	15,702	149,797
DTS, Inc.	4,196	178,498
Electro Scientific Industries, Inc. *	7,067	39,858
ePlus, Inc. *	1,200	113,292
Fabrinet *	9,194	409,960
FARO Technologies, Inc. *	3,877	139,378
Frequency Electronics, Inc. *	1,400	14,714
I.D. Systems, Inc. *	2,750	13,475
IEC Electronics Corp. *	800	3,816
II-VI, Inc. *	21,222	516,331
Insight Enterprises, Inc. *	9,272	301,804
IntriCon Corp. *	1,000	5,610
InvenSense, Inc. *	1,685	12,503
Itron, Inc. *	9,844	548,901
Kemet Corp. *	8,936	31,902

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Key Tronic Corp. *	1,700	$12,665
Kimball Electronics, Inc. *	5,879	81,483
Knowles Corp. *	11,920	167,476
Littelfuse, Inc.	6,629	853,881
Maxwell Technologies, Inc. @*	7,005	36,146
Mesa Laboratories, Inc. @	860	98,350
Methode Electronics, Inc.	11,077	387,363
MOCON, Inc.	600	9,420
MTS Systems Corp. @	3,800	174,914
NAPCO Security Technologies, Inc. *	4,850	34,920
Novanta, Inc. *	4,922	85,397
OSI Systems, Inc. *	5,346	349,521
PAR Technology Corp. *	3,000	16,110
Park Electrochemical Corp.	4,848	84,210
PC Connection, Inc.	6,200	163,804
PCM, Inc. *	4,938	106,364
Perceptron, Inc. *	1,100	7,392
Plexus Corp. *	9,156	428,318
Radisys Corp. *	11,300	60,398
Richardson Electronics Ltd.	2,700	18,306
Rofin-Sinar Technologies, Inc. *	6,296	202,605
Rogers Corp. *	3,742	228,561
Sanmina Corp. *	21,944	624,746
Scansource, Inc. *	6,290	229,585
SYNNEX Corp.	6,819	778,116
Systemax, Inc.	7,400	58,608
Tech Data Corp. *	9,625	815,334
TTM Technologies, Inc. @*	20,635	236,271
Universal Display Corp. *	500	27,755
VeriFone Systems, Inc. *	18,762	295,314
Vishay Intertechnology, Inc. @	34,292	483,174
Vishay Precision Group, Inc. *	4,187	67,118
Wayside Technology Group, Inc.	315	5,585
		13,199,497
Energy Equipment & Services — 2.0%
Archrock, Inc.	20,013	261,770
Atwood Oceanics, Inc. @	9,099	79,070
Bristow Group, Inc. @	9,706	136,078
CARBO Ceramics, Inc.	4,505	49,285
Dawson Geophysical Co. *	5,627	42,934
Diamond Offshore Drilling, Inc. @	20,830	366,816
Dril-Quip, Inc. *	8,636	481,371
ENGlobal Corp. *	2,100	3,171
Ensco PLC, Class A	4,073	34,621
Era Group, Inc. *	5,219	42,013
Exterran Corp. @*	10,006	156,894
Fairmount Santrol Holdings, Inc. @*	2,299	19,496
Forum Energy Technologies, Inc. @*	16,057	318,892
Frank's International NV @	12,111	157,443
Geospace Technologies Corp. @*	2,574	50,142
Gulf Island Fabrication, Inc.	3,600	33,120
Gulfmark Offshore, Inc., Class A @*	6,282	10,554
Helix Energy Solutions Group, Inc. *	25,880	210,404
Hornbeck Offshore Services, Inc. @*	9,178	50,479
ION Geophysical Corp. *	2,918	19,988
Matrix Service Co. *	7,238	135,785
McDermott International, Inc. *	51,671	258,872
Mitcham Industries, Inc. *	2,601	8,583
Nabors Industries Ltd.	41,414	503,594
Natural Gas Services Group, Inc. *	2,700	66,393
Newpark Resources, Inc. *	32,366	238,214
Noble Corp. PLC @	39,010	247,323
Oceaneering International, Inc. @	9,417	259,062
Oil States International, Inc. *	8,226	259,695
Pacific Drilling SA @*	508	2,062
Parker Drilling Co. *	28,864	62,635
Patterson-UTI Energy, Inc. @	31,203	698,011
PHI, Inc. *	2,300	41,791
Pioneer Energy Services Corp. @*	14,380	58,095
RigNet, Inc. *	3,277	49,548
Rowan Cos. PLC, Class A @	21,417	324,682
RPC, Inc. @*	20,114	337,915
SEACOR Holdings, Inc. *	5,019	298,580
Superior Energy Services, Inc.	26,795	479,631
Tesco Corp. @	7,514	61,314
Tetra Technologies, Inc. *	17,573	107,371
Tidewater, Inc. @	7,841	22,112
Unit Corp. @*	6,472	120,379
US Silica Holdings, Inc.	13,049	607,561
		7,773,749
Food & Staples Retailing — 0.6%
Andersons, Inc. (The)	8,013	289,910
Chefs' Warehouse Inc. (The) @*	5,365	59,766
Ingles Markets, Inc., Class A @	2,846	112,531
Natural Grocers by Vitamin Cottage, Inc. @*	2,967	33,112
PriceSmart, Inc. @	7,615	637,833
Smart & Final Stores, Inc. @*	220	2,809
SpartanNash Co.	9,360	270,691
SUPERVALU, Inc. *	63,930	319,011
United Natural Foods, Inc. *	8,554	342,502
Village Super Market, Inc., Class A	1,267	40,557
Weis Markets, Inc.	6,390	338,670
		2,447,392
Food Products — 2.1%
B&G Foods, Inc.	14,705	723,192
Cal-Maine Foods, Inc. @	10,494	404,439
Calavo Growers, Inc.	5,041	329,833
Coffee Holding Co., Inc. *	600	3,336
Darling Ingredients, Inc. *	37,935	512,502
Dean Foods Co. @	22,086	362,210
Farmer Bros. Co. *	4,491	159,655
Fresh Del Monte Produce, Inc.	16,722	1,001,648
Inventure Foods, Inc. @*	3,661	34,413
J&J Snack Foods Corp.	4,900	583,688
John B. Sanfilippo & Son, Inc. @	2,650	136,024
Lancaster Colony Corp.	6,767	893,853
Landec Corp. *	9,074	121,682
Lifeway Foods, Inc. @*	3,800	64,372
Omega Protein Corp. *	5,237	122,389
Post Holdings, Inc. *	10,522	811,983
Rocky Mountain Chocolate Factory, Inc.	1,260	13,205
Sanderson Farms, Inc. @	6,194	596,668
Seneca Foods Corp., Class A *	1,738	49,081
Snyders-Lance, Inc. @	22,038	740,036
Tootsie Roll Industries, Inc. @	7,736	284,917
TreeHouse Foods, Inc. @*	534	46,559
		7,995,685
Gas Utilities — 1.4%
Chesapeake Utilities Corp.	3,064	187,088
Delta Natural Gas Co., Inc.	400	9,540
Gas Natural, Inc.	836	6,412
New Jersey Resources Corp.	21,532	707,541
Northwest Natural Gas Co.	6,553	393,901
ONE Gas, Inc.	13,260	819,998
Piedmont Natural Gas Co., Inc.	5,105	306,504
RGC Resources, Inc.	400	9,760
See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Gas Utilities (Continued)
South Jersey Industries, Inc.	17,084	$504,832
Southwest Gas Corp.	11,874	829,518
Spire, Inc.	11,344	723,067
WGL Holdings, Inc.	12,554	787,136
		5,285,297
Health Care Equipment & Supplies — 3.1%
Abaxis, Inc. @	5,104	263,468
Accuray, Inc. *	14,899	94,907
Alere, Inc. *	13,837	598,312
Analogic Corp.	3,627	321,352
Angiodynamics, Inc. *	9,660	169,436
Anika Therapeutics, Inc. *	4,100	196,185
Atrion Corp.	566	241,456
Bovie Medical Corp. *	4,900	25,529
Cantel Medical Corp.	10,310	803,974
Conmed Corp.	7,150	286,429
CryoLife, Inc.	15,417	270,877
Cutera, Inc. *	2,299	27,404
Cynosure, Inc., Class A *	6,160	313,790
Electromed, Inc. @*	2,929	13,327
Exactech, Inc. *	3,109	84,036
Globus Medical, Inc., Class A *	18,325	413,595
Haemonetics Corp. *	12,126	439,082
Halyard Health, Inc. *	7,888	273,398
Hill-Rom Holdings, Inc.	12,456	772,023
ICU Medical, Inc. *	4,198	530,543
Inogen, Inc. @*	3,628	217,317
Integer Holdings Corp. *	7,181	155,756
Integra LifeSciences Holdings Corp. @*	8,892	734,035
Invacare Corp. @	7,217	80,614
Iridex Corp. @*	671	9,723
LeMaitre Vascular, Inc.	6,218	123,365
LivaNova PLC *	5,780	347,436
Masimo Corp. *	13,405	797,463
Meridian Bioscience, Inc.	9,934	191,627
Merit Medical Systems, Inc. *	11,860	288,079
Misonix, Inc. *	2,200	11,660
Natus Medical, Inc. *	8,702	341,902
Neogen Corp. *	8,095	452,834
NuVasive, Inc. @*	11,981	798,653
Nuvectra Corp. *	2,393	16,560
OraSure Technologies, Inc. *	14,343	114,314
Orthofix International NV *	3,915	167,445
Quidel Corp. @*	8,803	194,458
RTI Surgical, Inc. *	13,049	40,843
SeaSpine Holdings Corp. *	2,964	29,966
Span-America Medical Systems, Inc.	500	9,350
SurModics, Inc. *	4,240	127,582
Utah Medical Products, Inc.	831	49,694
Vascular Solutions, Inc. *	6,160	297,097
Wright Medical Group NV *	13,305	326,372
		12,063,268
Health Care Providers & Services — 2.7%
Aceto Corp.	10,955	208,035
Addus HomeCare Corp. *	3,732	97,629
Adeptus Health, Inc., Class A @*	2,200	94,710
Air Methods Corp. @*	10,844	341,478
Alliance HealthCare Services, Inc. *	190	1,303
Almost Family, Inc. *	2,212	81,335
Amedisys, Inc. *	7,641	362,489
AMN Healthcare Services, Inc. *	12,336	393,148
Amsurg Corp. @*	7,305	489,800
BioScrip, Inc. *	9,341	26,996
BioTelemetry, Inc. *	9,370	174,001
Brookdale Senior Living, Inc. *	5,231	91,281
Capital Senior Living Corp. @*	9,398	157,886
Chemed Corp.	6,067	855,872
Corvel Corp. *	5,100	195,840
Cross Country Healthcare, Inc. *	4,677	55,095
Digirad Corp.	2,100	10,710
Diplomat Pharmacy, Inc. *	6,252	175,119
Ensign Group, Inc. (The) @	12,996	261,610
Five Star Quality Care, Inc. *	6,584	12,575
Genesis Healthcare, Inc. @*	4,555	12,162
Hanger, Inc. *	3,549	30,167
HealthEquity, Inc. @*	7,664	290,082
HealthSouth Corp. @	2,195	89,051
Healthways, Inc. *	9,735	257,588
Kindred Healthcare, Inc.	17,194	175,723
Landauer, Inc. @	1,238	55,066
LHC Group, Inc. *	3,800	140,144
LifePoint Health, Inc. *	11,178	662,073
Magellan Health, Inc. *	10,302	553,527
Medcath Corp. §~*	3,122	—
Molina Healthcare, Inc. @*	10,975	640,062
National Healthcare Corp.	3,000	197,970
National Research Corp., Class A	4,425	72,083
National Research Corp., Class B	737	25,427
Nobilis Health Corp. @*	1,318	4,415
Owens & Minor, Inc.	19,632	681,819
PharMerica Corp. *	7,236	203,115
Providence Service Corp. (The) *	4,498	218,738
Psychemedics Corp.	1,935	38,390
RadNet, Inc. *	9,750	72,150
Select Medical Holdings Corp. @*	33,903	457,691
Surgical Care Affiliates, Inc. *	8,633	420,945
Tenet Healthcare Corp. *	16,691	378,218
Triple-S Management Corp., Class B @*	5,369	117,742
U.S. Physical Therapy, Inc.	2,650	166,155
Universal American Corp.	17,673	135,198
		10,182,613
Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc. @*	45,022	592,940
Arrhythmia Research Technology, Inc. *	200	838
Computer Programs & Systems, Inc. @	2,670	69,580
HealthStream, Inc. *	6,062	167,311
HMS Holdings Corp. *	20,254	449,031
Omnicell, Inc. *	8,824	337,959
Quality Systems, Inc.	14,776	167,265
Simulations Plus, Inc.	2,102	18,540
Veeva Systems, Inc., Class A *	8,290	342,211
		2,145,675
Hotels, Restaurants & Leisure — 3.8%
Belmond Ltd., Class A *	24,303	308,891
Biglari Holdings, Inc. *	1	436
BJ's Restaurants, Inc. *	6,741	239,643
Bloomin' Brands, Inc.	28,360	488,926
Bob Evans Farms, Inc. @	8,100	310,230
Bravo Brio Restaurant Group, Inc. *	4,343	20,760
Brinker International, Inc. @	14,448	728,613
Buffalo Wild Wings, Inc. @*	4,994	702,856
Carrols Restaurant Group, Inc. *	12,779	168,811
Cheesecake Factory, Inc. (The) @	14,048	703,243
Choice Hotels International, Inc.	13,792	621,743
Churchill Downs, Inc.	1,540	225,379
Chuy's Holdings, Inc. *	3,442	96,169
ClubCorp Holdings, Inc.	13,876	200,786
Cracker Barrel Old Country Store, Inc. @	4,109	543,292

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Dave & Buster's Entertainment, Inc. *	8,459	$331,424
Del Frisco's Restaurant Group, Inc. *	5,669	76,361
Del Taco Restaurants, Inc. *	2,400	28,608
Denny's Corp. *	20,830	222,673
DineEquity, Inc.	5,483	434,199
Dover Motorsports, Inc.	4,000	9,880
El Pollo Loco Holdings, Inc. @*	2,900	36,511
Famous Dave's of America, Inc. *	2,145	11,755
Fiesta Restaurant Group, Inc. @*	8,023	192,552
Gaming Partners International Corp. *	1,300	13,780
International Game Technology PLC	1,039	25,331
International Speedway Corp., Class A	7,848	262,280
Interval Leisure Group, Inc.	23,589	405,023
Intrawest Resorts Holdings, Inc. *	5,008	81,230
Isle of Capri Casinos, Inc. *	5,718	127,397
Jack in the Box, Inc.	10,290	987,223
Jamba, Inc. @*	4,407	48,124
Kona Grill, Inc. @*	1,540	19,358
La Quinta Holdings, Inc. *	25,321	283,089
Lindblad Expeditions Holdings, Inc. *	732	6,588
Luby's, Inc. *	7,260	31,145
Marcus Corp. (The)	4,500	112,680
Marriott Vacations Worldwide Corp. @	8,070	591,692
Monarch Casino & Resort, Inc. *	1,490	37,503
Nathan's Famous, Inc. *	1,385	72,775
Noodles & Co. @*	810	3,856
Papa John's International, Inc. @	12,658	998,083
Papa Murphy's Holdings, Inc. @*	672	4,334
Penn National Gaming, Inc. *	8,352	113,337
Pinnacle Entertainment, Inc. @*	15,578	192,232
Popeyes Louisiana Kitchen, Inc. *	7,361	391,163
Potbelly Corp. *	3,872	48,129
RCI Hospitality Holdings, Inc.	2,209	25,470
Red Lion Hotels Corp. *	4,500	37,530
Red Robin Gourmet Burgers, Inc. *	3,800	170,772
Ruby Tuesday, Inc. *	16,960	42,400
Ruth's Hospitality Group, Inc.	9,286	131,118
SeaWorld Entertainment, Inc. @	18,699	252,062
Shake Shack, Inc., Class A @*	2,567	88,998
Sonic Corp. @	13,946	365,106
Speedway Motorsports, Inc.	10,200	182,172
Texas Roadhouse, Inc.	19,524	762,022
Town Sports International Holdings, Inc. *	8,000	24,720
Wendy's Co. (The) @	69,630	752,004
Wingstop, Inc.	364	10,665
		14,405,132
Household Durables — 1.5%
Bassett Furniture Industries, Inc.	2,600	60,450
Beazer Homes USA, Inc. @*	1,643	19,157
CalAtlantic Group, Inc. @	7,171	239,798
California Coastal Communities, Inc. §~*	1,800	—
Cavco Industries, Inc. *	1,100	108,955
Century Communities, Inc. *	614	13,207
CSS Industries, Inc.	2,100	53,718
Dixie Group, Inc. (The) *	1,200	6,000
Ethan Allen Interiors, Inc. @	6,796	212,511
Flexsteel Industries, Inc.	1,013	52,392
Green Brick Partners, Inc. *	2,837	23,434
Helen of Troy Ltd. *	7,429	640,157
Hooker Furniture Corp.	2,500	61,225
Installed Building Products, Inc. *	6,010	215,579
iRobot Corp. @*	6,627	291,455
KB Home	22,962	370,147
La-Z-Boy, Inc.	12,996	319,182
Libbey, Inc.	8,262	147,477
Lifetime Brands, Inc.	3,200	43,072
M.D.C. Holdings, Inc.	11,822	305,008
M/I Homes, Inc. *	5,641	132,958
Meritage Homes Corp. *	10,314	357,896
NACCO Industries, Inc., Class A @	1,000	67,960
Orleans Homebuilders, Inc. @§~*	4,953	—
Skullcandy, Inc. *	6,327	40,113
Stanley Furniture Co., Inc.	927	1,659
Taylor Morrison Home Corp., Class A *	7,918	139,357
Tempur Sealy International, Inc. @*	244	13,845
TopBuild Corp. *	1,536	50,995
TRI Pointe Group, Inc. *	30,763	405,456
Tupperware Brands Corp. @	11,712	765,613
Universal Electronics, Inc. *	3,832	285,331
WCI Communities, Inc. @*	1,041	24,693
William Lyon Homes, Class A @*	4,109	76,222
ZAGG, Inc. *	6,699	54,262
		5,599,284
Household Products — 0.5%
Central Garden & Pet Co. @*	3,317	86,242
Central Garden & Pet Co., Class A *	7,899	195,895
Energizer Holdings, Inc.	11,460	572,542
HRG Group, Inc. *	32,243	506,215
Orchids Paper Products Co. @	2,084	56,747
WD-40 Co. @	5,000	562,150
		1,979,791
Independent Power Producers & Energy Traders — 0.3%
Dynegy, Inc. @*	12,990	160,946
NRG Yield, Inc., Class A @	6,260	102,163
NRG Yield, Inc., Class C	11,658	197,720
Ormat Technologies, Inc. @	7,581	366,996
Pattern Energy Group, Inc. @	15,022	337,845
Talen Energy Corp. @*	1,502	20,803
		1,186,473
Industrial Conglomerates — 0.1%
Raven Industries, Inc. @	9,755	224,658

Insurance — 3.9%
Allied World Assurance Co., Holdings Ltd.	10,329	417,498
Ambac Financial Group, Inc. *	10,842	199,384
American Equity Investment Life Holding Co.	20,884	370,273
American National Insurance Co.	1,163	141,839
AMERISAFE, Inc.	4,900	288,022
Argo Group International Holdings Ltd.	9,260	522,449
Aspen Insurance Holdings Ltd.	19,284	898,442
Atlas Financial Holdings, Inc. *	393	6,198
Baldwin & Lyons, Inc., Class B	1,818	46,595
Citizens, Inc., Class A @*	11,958	111,927
CNO Financial Group, Inc.	53,833	822,030
Crawford & Co., Class A	10,528	94,226
Crawford & Co., Class B	3,991	45,298
Donegal Group, Inc., Class A	4,648	74,879
eHealth, Inc. @*	7,651	85,768
EMC Insurance Group, Inc.	5,700	153,501
Employers Holdings, Inc.	8,660	258,328
Endurance Specialty Holdings Ltd.	7,731	505,994
Enstar Group Ltd. *	2,624	431,569
FBL Financial Group, Inc., Class A	6,600	422,202
Federated National Holding Co.	2,784	52,033
Fidelity & Guaranty Life @	263	6,099
First Acceptance Corp. *	15,539	15,694
First American Financial Corp.	5,218	204,963

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Genworth Financial, Inc., Class A *	14,918	$73,993
Global Indemnity PLC *	3,524	104,663
Greenlight Capital Re Ltd., Class A *	7,410	151,460
Hallmark Financial Services, Inc. *	5,700	58,653
Hanover Insurance Group, Inc. (The)	5,551	418,656
HCI Group, Inc.	3,748	113,789
Heritage Insurance Holdings, Inc.	3,869	55,752
Horace Mann Educators Corp.	12,678	464,649
Independence Holding Co.	3,520	60,474
Infinity Property & Casualty Corp.	3,270	270,200
Investors Title Co.	292	29,054
Kemper Corp.	15,116	594,361
Maiden Holdings Ltd.	18,753	237,976
MBIA, Inc. @*	35,223	274,387
Mercury General Corp. @	14,040	770,094
National General Holdings Corp.	17,357	386,020
National Interstate Corp.	5,293	172,181
Navigators Group, Inc. (The)	3,600	348,912
OneBeacon Insurance Group Ltd., Class A	6,225	88,893
Primerica, Inc. @	13,776	730,541
ProAssurance Corp.	11,624	610,028
RLI Corp.	13,400	916,024
Safety Insurance Group, Inc.	3,996	268,611
Selective Insurance Group, Inc.	13,673	545,006
State Auto Financial Corp.	9,900	235,719
State National Cos., Inc.	1,141	12,688
Stewart Information Services Corp.	5,055	224,695
Unico American Corp. *	1,700	19,032
United Fire Group, Inc.	6,100	258,152
United Insurance Holdings Corp. @	4,721	80,163
Universal Insurance Holdings, Inc.	12,620	318,024
		15,068,061
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A *	13,623	124,923
Blue Nile, Inc. @	3,142	108,148
CafePress, Inc. *	2,322	7,430
FTD Cos., Inc. *	6,039	124,222
HSN, Inc. @	13,151	523,410
Liberty TripAdvisor Holdings, Inc., Class A *	11,266	246,162
NutriSystem, Inc.	7,768	230,632
Overstock.com, Inc. @*	4,154	63,639
PetMed Express, Inc.	5,572	113,000
Shutterfly, Inc. *	10,368	462,828
US Auto Parts Network, Inc. *	8,193	26,955
		2,031,349
Internet Software & Services — 1.7%
Actua Corp. @*	10,486	135,794
Angie's List, Inc. *	4,421	43,812
Bankrate, Inc. *	13,455	114,098
Bazaarvoice, Inc. *	8,508	50,282
Blucora, Inc. *	9,571	107,195
Carbonite, Inc. *	2,839	43,607
Care.com, Inc. *	534	5,319
Cimpress NV @*	6,915	699,660
comScore, Inc. @*	511	15,667
Demand Media, Inc. *	803	4,569
DHI Group, Inc. *	19,328	152,498
EarthLink Holdings Corp.	29,174	180,879
Envestnet, Inc. @*	8,051	293,459
Everyday Health, Inc. *	1,239	9,528
GrubHub, Inc. *	13,598	584,578
GTT Communications, Inc. *	7,000	164,710
Internap Corp. *	14,992	24,737
IntraLinks Holdings, Inc. *	13,169	132,480
Inuvo, Inc. *	3,400	4,318
j2 Global, Inc.	7,962	530,349
Limelight Networks, Inc. *	19,837	37,095
Liquidity Services, Inc. *	4,750	53,390
LogMeIn, Inc.	200	18,078
MeetMe, Inc. @*	24,045	149,079
Monster Worldwide, Inc. *	23,472	84,734
NIC, Inc.	16,603	390,171
Numerex Corp., Class A *	2,359	18,353
QuinStreet, Inc. @*	9,301	28,089
Qumu Corp. *	3,400	7,786
Rackspace Hosting, Inc. *	19,685	623,818
RealNetworks, Inc. @*	11,295	50,376
Reis, Inc.	2,638	53,973
RetailMeNot, Inc. *	7,590	75,065
Shutterstock, Inc. *	8,258	526,035
Stamps.com, Inc. @*	2,485	234,857
TechTarget, Inc. *	3,038	24,486
Travelzoo, Inc. *	2,482	31,844
Web.com Group, Inc. *	14,150	244,371
WebMD Health Corp. *	9,769	485,519
XO Group, Inc. *	7,883	152,378
Yelp, Inc. @*	812	33,860
YuMe, Inc. *	2,573	10,215
		6,631,111
IT Services — 2.3%
Acxiom Corp. *	21,739	579,344
Blackhawk Network Holdings, Inc. *	13,958	421,113
CACI International, Inc., Class A *	6,111	616,600
Cardtronics PLC, Class A *	12,536	559,106
Cass Information Systems, Inc.	2,759	156,297
Ciber, Inc. *	17,360	19,964
Computer Task Group, Inc.	4,027	18,927
Convergys Corp. @	23,323	709,486
CoreLogic, Inc. *	11,162	437,774
CSG Systems International, Inc.	9,625	397,801
Datalink Corp. *	7,595	80,583
Edgewater Technology, Inc. *	2,300	19,550
EPAM Systems, Inc. @*	4,112	285,003
Euronet Worldwide, Inc. *	6,698	548,097
Everi Holdings, Inc. *	16,896	41,733
ExlService Holdings, Inc. *	9,262	461,618
Forrester Research, Inc.	8,761	340,803
Hackett Group, Inc. (The)	8,900	147,028
Innodata, Inc. *	5,684	13,983
Lionbridge Technologies, Inc. *	18,862	94,310
Mantech International Corp., Class A	5,860	220,863
ModusLink Global Solutions, Inc. *	6,850	11,234
MoneyGram International, Inc. *	8,862	62,920
NCI, Inc., Class A	134	1,550
Perficient, Inc. *	7,956	160,313
PFSweb, Inc. *	4,255	37,997
Planet Payment, Inc. *	10,115	37,527
PRGX Global, Inc. *	4,649	21,897
Science Applications International Corp.	11,148	773,337
SYKES Enterprises, Inc. *	11,744	330,359
TeleTech Holdings, Inc.	16,779	486,423
Travelport Worldwide Ltd.	21,337	320,695
Unisys Corp. @*	13,257	129,123
Virtusa Corp. *	8,976	221,528
WEX, Inc. *	1,147	123,979
		8,888,865

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Leisure Equipment & Products — 0.5%
Arctic Cat, Inc. @	3,625	$56,151
Black Diamond, Inc. *	1,900	9,766
Callaway Golf Co.	21,022	244,065
Escalade, Inc.	1,950	24,882
Jakks Pacific, Inc. @*	5,129	44,315
Johnson Outdoors, Inc., Class A	1,000	36,370
Malibu Boats, Inc., Class A *	2,439	36,341
Marine Products Corp.	8,414	75,474
Nautilus, Inc. *	8,479	192,643
Smith & Wesson Holding Corp. *	11,555	307,247
Sturm Ruger & Co., Inc.	6,113	353,087
Vista Outdoor, Inc. *	12,035	479,715
		1,860,056
Life Sciences Tools & Services — 0.6%
Albany Molecular Research, Inc. @*	8,825	145,701
Bruker Corp.	8,095	183,352
Cambrex Corp. *	7,454	331,405
Charles River Laboratories International, Inc. *	5,956	496,373
Enzo Biochem, Inc. *	9,693	49,337
Fluidigm Corp. @*	1,136	9,099
Harvard Bioscience, Inc. *	10,123	27,534
INC Research Holdings, Inc., Class A *	8,565	381,828
Luminex Corp. @*	10,896	247,557
Parexel International Corp. @*	6,637	460,940
		2,333,126
Machinery — 4.8%
Actuant Corp., Class A @	16,593	385,621
Alamo Group, Inc.	2,600	171,314
Albany International Corp., Class A	7,900	334,802
Altra Industrial Motion Corp.	9,567	277,156
American Railcar Industries, Inc. @	5,900	244,673
Astec Industries, Inc.	4,561	273,067
Barnes Group, Inc.	17,454	707,760
Briggs & Stratton Corp.	11,874	221,450
Chart Industries, Inc. *	6,257	205,417
CIRCOR International, Inc.	4,348	258,967
CLARCOR, Inc.	11,968	777,920
Colfax Corp. @*	413	12,981
Columbus McKinnon Corp.	5,051	90,110
Commercial Vehicle Group, Inc. *	7,802	45,096
Crane Co.	7,187	452,853
Douglas Dynamics, Inc.	5,987	191,225
Dynamic Materials Corp. @	2,800	29,848
Eastern Co. (The)	500	10,015
Energy Recovery, Inc. *	3,627	57,959
EnPro Industries, Inc.	6,545	371,887
ESCO Technologies, Inc.	5,761	267,426
Federal Signal Corp.	16,169	214,401
Franklin Electric Co., Inc.	13,269	540,181
FreightCar America, Inc.	2,400	34,512
Global Brass & Copper Holdings, Inc.	5,467	157,942
Gorman-Rupp Co. (The)	5,455	139,702
Graham Corp.	1,900	36,290
Greenbrier Cos., Inc. (The) @	6,690	236,157
Hardinge, Inc.	1,500	16,695
Harsco Corp.	19,401	192,652
Hillenbrand, Inc.	18,458	584,011
Hurco Cos., Inc.	1,000	28,070
Hyster-Yale Materials Handling, Inc.	2,000	120,260
ITT, Inc.	9,620	344,781
John Bean Technologies Corp.	8,769	618,653
Joy Global, Inc.	13,880	385,031
Kadant, Inc.	3,400	177,174
Kennametal, Inc.	14,622	424,330
Key Technology, Inc. *	1,100	11,891
LB Foster Co., Class A	1,776	21,330
Lindsay Corp. @	2,399	177,478
Lydall, Inc. *	3,767	192,607
Manitex International, Inc. *	1,300	7,163
Manitowoc Co., Inc. (The) @	32,658	156,432
Manitowoc Foodservice, Inc. *	32,658	529,713
Meritor, Inc. *	24,635	274,187
Mfri, Inc. *	1,900	14,478
Miller Industries, Inc.	2,958	67,413
Mueller Industries, Inc.	17,150	556,003
Mueller Water Products, Inc., Class A	41,506	520,900
NN, Inc. @	7,482	136,546
Omega Flex, Inc.	488	18,817
Oshkosh Corp.	12,121	678,776
Proto Labs, Inc. @*	5,527	331,123
RBC Bearings, Inc. *	5,604	428,594
Rexnord Corp. *	24,475	524,010
SPX Corp. *	6,967	140,315
SPX FLOW, Inc. *	6,186	191,271
Standex International Corp.	3,825	355,228
Sun Hydraulics Corp.	6,200	200,074
Supreme Industries, Inc., Class A	5,665	109,334
Tennant Co.	4,939	320,047
Terex Corp.	11,016	279,917
Timken Co. (The)	17,684	621,416
Titan International, Inc. @	14,568	147,428
Trimas Corp. *	12,810	238,394
Twin Disc, Inc.	2,200	26,356
Wabash National Corp. @*	20,517	292,162
Watts Water Technologies, Inc., Class A	8,038	521,184
Woodward, Inc.	8,785	548,887
Xerium Technologies, Inc. *	2,113	16,798
		18,294,661
Marine — 0.2%
Kirby Corp. @*	6,121	380,482
Matson, Inc.	10,731	427,952
		808,434
Media — 1.6%
AH Belo Corp., Class A	3,878	28,503
AMC Entertainment Holdings, Inc., Class A	4,524	140,651
Ballantyne Strong, Inc. *	3,464	24,248
Beasley Broadcast Group, Inc., Class A	1,657	8,998
Carmike Cinemas, Inc. *	6,134	200,520
Clear Channel Outdoor Holdings, Inc., Class A	3,398	19,844
Cumulus Media, Inc., Class A *	41,094	13,557
Entercom Communications Corp., Class A	3,872	50,104
Entravision Communications Corp., Class A	16,829	128,405
EW Scripps Co. (The), Class A @*	22,625	359,738
Gannett Co., Inc.	19,363	225,385
Global Eagle Entertainment, Inc. *	2,123	17,642
Gray Television, Inc. *	15,960	165,346
Harte-Hanks, Inc.	17,183	27,836
John Wiley & Sons, Inc., Class A	10,578	545,931
McClatchy Co. (The), Class A @*	73	1,177
Media General, Inc. *	3,965	73,075
Meredith Corp. @	8,903	462,867
MSG Networks, Inc., Class A *	12,409	230,931
National CineMedia, Inc.	15,891	233,916
New York Times Co. (The), Class A @	38,149	455,881
Nexstar Broadcasting Group, Inc., Class A @	8,989	518,755

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Radio One, Inc. @*	6,700	$20,301
Reading International, Inc., Class A *	2,200	29,370
Regal Entertainment Group, Class A	25,560	555,930
Saga Communications, Inc., Class A @	1,116	50,599
Salem Media Group, Inc., Class A	1,041	6,121
Scholastic Corp.	7,171	282,251
Sinclair Broadcast Group, Inc., Class A @	18,743	541,298
Starz - Liberty Capital, Class A *	8,448	263,493
Time, Inc.	20,834	301,676
tronc, Inc. @	2,800	47,264
World Wrestling Entertainment, Inc., Class A	625	13,313
		6,044,926
Metals & Mining — 1.5%
A.M. Castle & Co. @*	2,487	1,990
AK Steel Holding Corp. *	20,706	100,010
Ampco-Pittsburgh Corp.	2,200	24,398
Carpenter Technology Corp.	7,554	311,678
Century Aluminum Co. @*	20,953	145,623
Cliffs Natural Resources, Inc. @*	11,460	67,041
Coeur Mining, Inc. *	22,496	266,128
Commercial Metals Co. @	31,042	502,570
Compass Minerals International, Inc. @	7,742	570,585
Ferroglobe PLC @	24,025	216,946
Friedman Industries, Inc.	700	3,724
Gold Resource Corp.	16,351	121,325
Haynes International, Inc. @	2,200	81,642
Hecla Mining Co.	64,187	365,866
Kaiser Aluminum Corp.	4,533	392,059
Materion Corp. @	5,300	162,763
McEwen Mining, Inc. @	21,736	79,771
Olympic Steel, Inc.	1,900	41,990
Real Industry, Inc. *	1,320	8,078
Ryerson Holding Corp. *	7,974	90,027
Schnitzer Steel Industries, Inc., Class A @	8,558	178,862
Stillwater Mining Co. @*	32,208	430,299
SunCoke Energy, Inc.	17,109	137,214
TimkenSteel Corp. @	7,647	79,911
United States Steel Corp. @	24,933	470,236
Universal Stainless & Alloy Products, Inc. *	1,400	14,686
Worthington Industries, Inc.	17,054	819,104
		5,684,526
Multi-Utilities — 0.6%
Avista Corp.	16,200	676,998
Black Hills Corp. @	12,049	737,640
NorthWestern Corp.	11,897	684,434
Unitil Corp.	2,954	115,383
		2,214,455
Multiline Retail — 0.3%
Big Lots, Inc. @	13,429	641,235
Bon-Ton Stores, Inc. (The) @	2,700	4,617
Dillard's, Inc., Class A @	1,249	78,699
Fred's, Inc., Class A @	9,237	83,687
Gordmans Stores, Inc. @*	2,170	1,888
J.C. Penney Co., Inc. @*	37,504	345,787
Tuesday Morning Corp. *	9,803	58,622
		1,214,535
Oil, Gas & Consumable Fuels — 2.5%
Abraxas Petroleum Corp. *	14,400	24,336
Adams Resources & Energy, Inc.	900	35,388
Alon USA Energy, Inc. @	16,621	133,965
Approach Resources, Inc. @*	1,249	4,222
Barnwell Industries, Inc. *	2,159	3,573
Bill Barrett Corp. *	11,138	61,927
Callon Petroleum Co. *	13,793	216,550
Carrizo Oil & Gas, Inc. @*	9,349	379,756
Clayton Williams Energy, Inc. *	2,100	179,424
Clean Energy Fuels Corp. *	15,954	71,314
Cloud Peak Energy, Inc. @*	14,607	79,462
CONSOL Energy, Inc.	1,325	25,440
Contango Oil & Gas Co. *	4,510	46,092
CVR Energy, Inc. @	334	4,599
Delek US Holdings, Inc.	14,875	257,189
DHT Holdings, Inc. @	19,547	81,902
Dorian LPG Ltd. @*	1,202	7,212
EnLink Midstream LLC @	15,582	260,999
EP Energy Corp., Class A @*	9,937	43,524
Evolution Petroleum Corp.	1,923	12,076
GasLog Ltd. @	18,166	264,315
Gastar Exploration, Inc. *	472	399
Green Plains, Inc. @	9,194	240,883
Gulfport Energy Corp. *	6,842	193,287
Jones Energy, Inc., Class A *	1,074	3,823
Kosmos Energy Ltd. @*	30,371	194,678
Laredo Petroleum, Inc. *	16,331	210,670
Matador Resources Co. @*	5,529	134,576
Northern Oil & Gas, Inc. @*	8,420	22,566
Oasis Petroleum, Inc. @*	13,556	155,487
Overseas Shipholding Group, Inc., Class A	404	4,270
Panhandle Oil & Gas, Inc., Class A	3,073	53,870
Par Pacific Holdings, Inc. *	1,746	22,838
Parsley Energy, Inc., Class A *	31,710	1,062,602
PBF Energy, Inc., Class A @	20,151	456,219
PDC Energy, Inc. *	9,518	638,277
PetroQuest Energy, Inc. *	3,526	12,200
QEP Resources, Inc.	11,678	228,071
Range Resources Corp.	2,221	86,064
Renewable Energy Group, Inc. @*	10,144	85,920
Rex American Resources Corp. @*	1,575	133,497
Rice Energy, Inc. *	19,618	512,226
Ring Energy, Inc. *	2,533	27,736
RSP Permian, Inc. @*	19,815	768,426
Scorpio Tankers, Inc. @	42,198	195,377
SemGroup Corp., Class A @	11,286	399,073
Ship Finance International Ltd. @	20,026	294,983
SM Energy Co.	9,500	366,510
Synergy Resources Corp. @*	30,709	212,813
Teekay Corp.	5,035	38,820
Teekay Tankers Ltd., Class A @	13,575	34,345
Vaalco Energy, Inc. *	14,113	13,114
Western Refining, Inc.	3,359	88,879
World Fuel Services Corp.	2,684	124,162
WPX Energy, Inc. @*	27,681	365,112
		9,575,038
Paper & Forest Products — 0.9%
Boise Cascade Co. *	9,706	246,532
Clearwater Paper Corp. *	5,859	378,902
Deltic Timber Corp.	2,800	189,644
Domtar Corp.	13,884	515,513
KapStone Paper & Packaging Corp.	25,673	485,733
Louisiana-Pacific Corp. *	38,019	715,898
Mercer International, Inc.	13,909	117,809
Neenah Paper, Inc.	3,300	260,733
P. H. Glatfelter Co.	11,389	246,913
Resolute Forest Products, Inc. *	8,572	40,546
Schweitzer-Mauduit International, Inc.	8,407	324,174
		3,522,397

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Personal Products — 0.6%
Avon Products, Inc. @	72,136	$408,290
CCA Industries, Inc. *	556	1,668
Inter Parfums, Inc.	10,446	337,092
Medifast, Inc.	3,700	139,823
Natural Alternatives International, Inc. *	1,000	13,140
Natural Health Trends Corp. @	1,100	31,086
Natures Sunshine Products, Inc.	1,700	27,200
Nu Skin Enterprises, Inc., Class A	8,645	560,023
Nutraceutical International Corp. *	2,300	71,852
Revlon, Inc., Class A *	11,462	421,572
United-Guardian, Inc.	600	8,736
USANA Health Sciences, Inc. @*	3,287	454,757
		2,475,239
Pharmaceuticals — 1.1%
Akorn, Inc. @*	4,684	127,686
Amphastar Pharmaceuticals, Inc. @*	2,030	38,509
Aralez Pharmaceuticals, Inc. @*	707	3,429
Catalent, Inc. *	19,051	492,278
Cumberland Pharmaceuticals, Inc. *	5,912	29,619
Depomed, Inc. @§*	13,269	331,592
Horizon Pharma PLC @*	6,743	122,251
Impax Laboratories, Inc. *	18,471	437,763
Innoviva, Inc. @	1,313	14,430
Juniper Pharmaceuticals, Inc. *	1,500	8,325
Lannett Co., Inc. @*	9,415	250,156
Lipocine, Inc. @*	4,394	19,597
Medicines Co. (The) @*	17,697	667,885
Phibro Animal Health Corp., Class A @	3,593	97,658
Prestige Brands Holdings, Inc. *	15,321	739,545
Sciclone Pharmaceuticals, Inc. *	17,503	179,406
Sucampo Pharmaceuticals, Inc., Class A *	11,576	142,500
Supernus Pharmaceuticals, Inc. *	12,411	306,924
Theravance Biopharma, Inc. *	1,600	57,984
Titan Pharmaceuticals, Inc. *	2,529	14,870
		4,082,407
Professional Services — 1.5%
Acacia Research Corp.	7,978	52,017
Advisory Board Co. (The) *	9,942	444,805
Barrett Business Services, Inc. @	1,578	78,285
CBIZ, Inc. *	15,700	175,683
CDI Corp.	4,800	27,216
CEB, Inc.	9,267	504,774
CRA International, Inc. *	2,200	58,498
Exponent, Inc.	6,651	339,600
Franklin Covey Co. *	5,596	99,665
FTI Consulting, Inc. *	10,148	452,195
GP Strategies Corp. *	3,999	98,455
Heidrick & Struggles International, Inc.	3,700	68,635
Hill International, Inc. *	9,200	42,412
Hudson Global, Inc.	2,471	3,805
Huron Consulting Group, Inc. *	5,494	328,321
ICF International, Inc. *	4,955	219,606
Insperity, Inc.	5,700	414,048
Kelly Services, Inc., Class A	7,420	142,612
Kforce, Inc.	10,079	206,519
Korn/Ferry International	13,550	284,550
Mastech Digital, Inc. *	1,061	8,594
Mistras Group, Inc. *	6,408	150,396
Navigant Consulting, Inc. *	11,322	228,931
On Assignment, Inc. *	15,403	558,975
Pendrell Corp. *	22,664	15,527
RCM Technologies, Inc.	2,995	19,797
Resources Connection, Inc.	11,493	171,705
RPX Corp. *	14,391	153,840
TriNet Group, Inc. *	13,099	283,331
TrueBlue, Inc. *	10,021	227,076
Volt Information Sciences, Inc. *	2,024	12,852
Willdan Group, Inc. *	2,754	48,333
		5,921,058
Real Estate Management & Development — 0.6%
Alexander & Baldwin, Inc.	12,550	482,171
Altisource Asset Management Corp. @*	596	11,026
Altisource Portfolio Solutions SA @*	5,434	176,061
AV Homes, Inc. @*	2,349	39,087
Consolidated-Tomoka Land Co. @	995	50,934
Forestar Group, Inc. @*	10,487	122,803
Griffin Industrial Realty, Inc.	420	13,310
HFF, Inc., Class A	9,968	276,014
Kennedy-Wilson Holdings, Inc.	22,178	500,114
Marcus & Millichap, Inc. *	7,383	193,065
RE/MAX Holdings, Inc., Class A	3,519	154,062
RMR Group, Inc. (The), Class A	400	15,176
St. Joe Co. (The) @*	2,649	48,689
Tejon Ranch Co. *	5,756	139,986
		2,222,498
Road & Rail — 1.1%
AMERCO	1,583	513,256
ArcBest Corp.	6,195	117,829
Avis Budget Group, Inc. *	979	33,492
Celadon Group, Inc. @	5,488	47,965
Covenant Transportation Group, Inc., Class A *	3,731	72,120
Genesee & Wyoming, Inc., Class A *	272	18,754
Heartland Express, Inc. @	22,347	421,911
Knight Transportation, Inc. @	20,988	602,146
Landstar System, Inc.	11,070	753,646
Marten Transport Ltd.	8,967	188,307
P.A.M. Transportation Services, Inc. *	1,523	30,491
Roadrunner Transportation Systems, Inc. *	8,254	65,867
Saia, Inc. *	7,375	220,955
Swift Transportation Co. @*	18,903	405,847
Universal Truckload Services, Inc.	3,300	44,286
USA Truck, Inc. @*	1,900	19,456
Werner Enterprises, Inc. @	21,804	507,379
YRC Worldwide, Inc. @*	10,150	125,048
		4,188,755
Semiconductors & Semiconductor Equipment — 3.7%
Advanced Energy Industries, Inc. *	10,280	486,450
Alpha & Omega Semiconductor Ltd. *	3,761	81,689
Ambarella, Inc. @*	3,901	287,153
Amkor Technology, Inc. *	54,677	531,460
Amtech Systems, Inc. *	2,200	10,912
Axcelis Technologies, Inc. *	13,370	177,554
AXT, Inc. *	12,200	63,318
Brooks Automation, Inc.	16,972	230,989
Cabot Microelectronics Corp.	5,995	317,195
Cavium, Inc. @*	2,167	126,119
Ceva, Inc. *	4,958	173,877
Cirrus Logic, Inc. *	15,545	826,217
Cohu, Inc.	4,866	57,127
Cree, Inc. *	11,395	293,079
Cyberoptics Corp. *	1,700	41,786
Cypress Semiconductor Corp. @	41,684	506,877
Diodes, Inc. *	11,325	241,676
DSP Group, Inc. *	2,800	33,628
Entegris, Inc. *	35,542	619,142
Exar Corp. *	14,345	133,552

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
FormFactor, Inc. *	16,807	$182,356
GigPeak, Inc. *	2,684	6,307
GSI Technology, Inc. *	4,125	19,511
Integrated Device Technology, Inc. *	38,007	877,962
Intersil Corp., Class A	35,197	771,870
IXYS Corp.	8,202	98,834
Kopin Corp. @*	28,174	61,419
Kulicke & Soffa Industries, Inc. *	18,438	238,403
Lattice Semiconductor Corp. *	28,018	181,837
M/A-COM Technology Solutions Holdings, Inc. @*	6,116	258,951
Magnachip Semiconductor Corp. *	1,323	11,034
MaxLinear, Inc., Class A *	9,792	198,484
Microsemi Corp. *	7,388	310,148
MKS Instruments, Inc.	13,879	690,203
Monolithic Power Systems, Inc. @	2,947	237,234
Nanometrics, Inc. *	7,596	169,695
NeoPhotonics Corp. *	9,323	152,338
NVE Corp.	200	11,788
PDF Solutions, Inc. *	10,588	192,384
Photronics, Inc. *	16,333	168,393
Power Integrations, Inc.	8,577	540,608
Rambus, Inc. @*	28,336	354,200
Rudolph Technologies, Inc. *	8,906	157,992
Semtech Corp. *	18,554	514,502
Sigma Designs, Inc. *	14,819	115,440
Silicon Laboratories, Inc. *	10,644	625,867
SolarEdge Technologies, Inc. @*	1,621	27,930
SunEdison Semiconductor Ltd. *	1,600	18,224
SunPower Corp. @*	19,307	172,218
Synaptics, Inc. @*	10,527	616,672
Tessera Technologies, Inc.	14,056	540,313
Ultra Clean Holdings, Inc. *	5,728	42,445
Ultratech, Inc. *	11,337	261,658
Veeco Instruments, Inc. *	9,575	187,957
Xcerra Corp. *	12,391	75,090
		14,330,067
Software — 2.9%
ACI Worldwide, Inc. *	30,969	600,179
American Software, Inc., Class A	6,102	67,732
Aspen Technology, Inc. @*	15,588	729,363
Aware, Inc. *	4,900	25,970
Barracuda Networks, Inc. @*	8,761	223,230
Blackbaud, Inc.	11,875	787,787
Bottomline Technologies de, Inc. *	7,935	184,965
Bsquare Corp. *	2,300	11,316
Covisint Corp. *	7,419	16,173
Ebix, Inc. @	2,155	122,512
Ellie Mae, Inc. *	3,177	334,538
EnerNOC, Inc. @*	6,500	35,165
EPIQ Systems, Inc.	9,077	149,680
Fair Isaac Corp.	10,964	1,366,005
Fleetmatics Group PLC *	4,705	282,206
Globant SA *	760	32,011
Glu Mobile, Inc. @*	14,543	32,576
GSE Systems, Inc. @*	2,896	8,340
Mentor Graphics Corp. @	32,443	857,793
MicroStrategy, Inc., Class A *	1,426	238,769
Monotype Imaging Holdings, Inc.	10,597	234,300
Paycom Software, Inc. @*	14,902	747,037
Pegasystems, Inc.	18,834	555,415
Progress Software Corp. *	13,610	370,192
QAD, Inc., Class A	4,909	109,863
QAD, Inc., Class B	1,219	23,771
Qualys, Inc. *	6,337	242,010
Rosetta Stone, Inc. *	772	6,547
Rubicon Project, Inc. (The) *	6,490	53,737
Seachange International, Inc. *	7,100	21,229
Silver Spring Networks, Inc. *	8,114	115,057
Synchronoss Technologies, Inc. *	11,475	472,540
Take-Two Interactive Software, Inc. @*	8,185	368,980
Tangoe, Inc. @*	3,351	27,646
TeleNav, Inc. *	8,331	47,737
TiVo Corp. *	30,394	592,075
VASCO Data Security International, Inc. *	7,796	137,288
Verint Systems, Inc. *	12,694	477,675
Zedge, Inc., Class B *	2,411	8,246
Zix Corp. *	13,353	54,747
Zynga, Inc., Class A *	155,342	452,045
		11,224,447
Specialty Retail — 3.6%
Aaron's, Inc.	18,376	467,118
Abercrombie & Fitch Co., Class A @	14,745	234,298
America's Car-Mart, Inc. *	2,516	91,557
American Eagle Outfitters, Inc. @	36,443	650,872
Asbury Automotive Group, Inc. *	8,045	447,865
Ascena Retail Group, Inc. @*	43,780	244,730
Barnes & Noble Education, Inc. @*	10,227	97,872
Barnes & Noble, Inc. @	15,776	178,269
Bebe Stores, Inc. @*	19,210	13,449
Big 5 Sporting Goods Corp.	6,183	84,213
Boot Barn Holdings, Inc. @*	1,195	13,599
Buckle, Inc. (The) @	12,544	301,432
Build-A-Bear Workshop, Inc. *	3,739	38,736
Cabela's, Inc. *	2,975	163,417
Caleres, Inc.	11,677	295,311
Cato Corp. (The), Class A	6,792	223,389
Chico's FAS, Inc.	32,315	384,549
Children's Place, Inc. (The) @	4,800	383,376
Christopher & Banks Corp. *	7,704	11,171
Citi Trends, Inc.	3,643	72,605
Conn's, Inc. @*	8,299	85,646
CST Brands, Inc.	14,591	701,681
Destination Maternity Corp.	2,800	19,824
Destination XL Group, Inc. @*	9,525	41,243
DSW, Inc., Class A @	17,801	364,565
Express, Inc. *	18,936	223,256
Finish Line Inc. (The), Class A	14,724	339,830
Five Below, Inc. @*	13,253	533,963
Francesca's Holdings Corp. *	8,973	138,453
GameStop Corp., Class A @	7,712	212,774
Genesco, Inc. *	6,525	355,352
GNC Holdings, Inc., Class A	9,345	190,825
Group 1 Automotive, Inc. @	6,400	408,832
Guess?, Inc.	19,715	288,036
Haverty Furniture Cos., Inc.	4,500	90,180
hhgregg, Inc. @*	7,855	14,453
Hibbett Sports, Inc. @*	6,748	269,245
Kirkland's, Inc. *	5,977	72,800
Lithia Motors, Inc., Class A @	7,255	692,998
Lumber Liquidators Holdings, Inc. @*	6,687	131,533
MarineMax, Inc. *	5,699	119,394
Monro Muffler Brake, Inc. @	9,650	590,291
Murphy USA, Inc. *	11,781	840,692
New York & Co., Inc. *	17,542	39,645
Office Depot, Inc.	129,524	462,401
Penske Auto Group, Inc. @	6,029	290,477
Perfumania Holdings, Inc. *	1,156	2,520

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Pier 1 Imports, Inc. @	25,113	$106,479
Rent-A-Center, Inc. @	12,778	161,514
Select Comfort Corp. *	13,560	292,896
Shoe Carnival, Inc. @	3,860	102,908
Sonic Automotive, Inc., Class A @	9,895	186,026
Sportsman's Warehouse Holdings, Inc. *	7,232	76,081
Stage Stores, Inc. @	7,304	40,975
Stein Mart, Inc.	12,554	79,718
Tailored Brands, Inc.	6,499	102,034
Tandy Leather Factory, Inc. *	3,611	27,660
Tile Shop Holdings, Inc. @*	4,471	73,995
Tilly's, Inc., Class A *	1,093	10,263
Trans World Entertainment Corp. *	5,400	18,630
Urban Outfitters, Inc. *	3,539	122,166
Vitamin Shoppe, Inc. @*	7,763	208,437
West Marine, Inc. *	4,005	33,121
Winmark Corp. @	1,162	122,614
Zumiez, Inc. *	6,160	110,880
		13,795,134
Textiles, Apparel & Luxury Goods — 1.0%
Cherokee, Inc. *	1,700	17,510
Columbia Sportswear Co.	3,406	193,256
Crocs, Inc. *	18,656	154,845
Culp, Inc.	2,854	84,964
Deckers Outdoor Corp. *	7,708	459,011
Delta Apparel, Inc. @*	1,153	18,978
G-III Apparel Group Ltd. @*	12,918	376,560
Iconix Brand Group, Inc. *	13,700	111,244
Kate Spade & Co. *	21,772	372,954
Lakeland Industries, Inc. *	440	4,378
Movado Group, Inc.	4,486	96,359
Oxford Industries, Inc.	4,436	300,317
Perry Ellis International, Inc. *	3,333	64,260
Rocky Brands, Inc.	1,000	10,570
Sequential Brands Group, Inc. *	1,723	13,784
Steven Madden Ltd. *	18,385	635,386
Superior Uniform Group, Inc.	2,200	43,538
Unifi, Inc. *	4,533	133,406
Vera Bradley, Inc. *	7,472	113,201
Vince Holding Corp. *	3,729	21,032
Wolverine World Wide, Inc.	26,290	605,459
		3,831,012
Thrifts & Mortgage Finance — 2.1%
Astoria Financial Corp.	26,701	389,835
Atlantic Coast Financial Corp. *	1,765	11,102
Bank Mutual Corp.	8,663	66,532
BankFinancial Corp.	4,900	62,230
Bear State Financial, Inc.	1,232	11,322
Beneficial Bancorp, Inc.	19,038	280,049
BofI Holding, Inc. @*	16,994	380,666
Capitol Federal Financial, Inc.	38,288	538,712
Charter Financial Corp.	307	3,954
Citizens Community Bancorp, Inc. @	400	4,472
Clifton Bancorp, Inc.	4,918	75,196
Dime Community Bancshares, Inc.	9,230	154,695
ESSA Bancorp, Inc.	1,900	26,277
EverBank Financial Corp.	25,050	484,968
Federal Agricultural Mortgage Corp., Class C	1,400	55,300
First Defiance Financial Corp.	1,100	49,104
Flagstar Bancorp, Inc. *	13,420	372,405
Hingham Institution for Savings @	213	29,501
Home Bancorp, Inc.	994	27,832
HomeStreet, Inc. *	4,321	108,284
HopFed Bancorp, Inc.	415	4,652
Kearny Financial Corp.	23,771	323,523
Lake Sunapee Bank Group	200	3,614
LendingTree, Inc. @*	2,115	204,965
Meridian Bancorp, Inc.	11,660	181,546
Meta Financial Group, Inc.	1,888	114,432
MGIC Investment Corp. *	38,605	308,840
Nationstar Mortgage Holdings, Inc. *	4,024	59,595
NMI Holdings, Inc., Class A *	4,062	30,952
Northfield Bancorp, Inc.	14,040	226,044
Northwest Bancshares, Inc. @	25,789	405,145
OceanFirst Financial Corp.	5,554	106,970
Oritani Financial Corp.	13,840	217,565
PennyMac Financial Services, Inc., Class A *	917	15,598
PHH Corp. *	13,064	188,775
Provident Financial Holdings, Inc.	600	11,736
Provident Financial Services, Inc.	15,994	339,553
Radian Group, Inc.	22,936	310,783
SI Financial Group, Inc.	2,065	27,258
Territorial Bancorp, Inc.	2,302	65,975
Timberland Bancorp, Inc.	2,600	40,950
Trustco Bank Corp. NY	24,992	177,193
United Community Financial Corp.	6,165	43,833
United Financial Bancorp, Inc.	13,701	189,622
Walker & Dunlop, Inc. *	7,823	197,609
Washington Federal, Inc.	25,804	688,451
Waterstone Financial, Inc.	8,664	147,201
Westfield Financial, Inc.	5,000	38,250
WSFS Financial Corp.	6,327	230,872
		8,033,938
Tobacco — 0.3%
Alliance One International, Inc. *	1,792	34,263
Universal Corp. @	5,600	326,032
Vector Group Ltd. @	34,745	748,049
		1,108,344
Trading Companies & Distributors — 1.4%
Air Lease Corp. @	16,047	458,623
Aircastle Ltd.	15,000	297,900
Applied Industrial Technologies, Inc.	10,907	509,793
Beacon Roofing Supply, Inc. *	14,009	589,359
BMC Stock Holdings, Inc. *	7,486	132,727
CAI International, Inc. *	4,585	37,918
DXP Enterprises, Inc. *	6,181	174,242
GATX Corp. @	11,502	512,414
H&E Equipment Services, Inc.	12,565	210,589
Herc Holdings, Inc. *	5,162	173,959
Houston Wire & Cable Co.	5,746	35,568
Huttig Building Products, Inc. *	1,858	10,739
Kaman Corp., Class A	7,224	317,278
Lawson Products, Inc. *	1,575	27,925
MRC Global, Inc. *	23,031	378,399
Neff Corp., Class A *	1,000	9,500
NOW, Inc. *	19,895	426,350
Rush Enterprises, Inc., Class A *	8,185	200,369
Textainer Group Holdings Ltd. @	13,035	97,632
Titan Machinery, Inc. *	3,710	38,584
Triton International Ltd.	9,264	122,192
Univar, Inc. *	1,103	24,101
WESCO International, Inc. *	6,703	412,168
Willis Lease Finance Corp. *	900	21,393
		5,219,722

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Water Utilities — 0.4%
American States Water Co.	9,573	$383,399
Artesian Resources Corp., Class A	2,052	58,564
California Water Service Group	11,688	375,068
Connecticut Water Service, Inc.	3,754	186,686
Consolidated Water Co., Ltd.	2,822	32,792
Middlesex Water Co.	4,844	170,702
Pure Cycle Corp. *	1,000	5,740
SJW Corp.	4,400	192,192
York Water Co.	2,479	73,527
		1,478,670
Wireless Telecommunication Services — 0.4%
Boingo Wireless, Inc. *	14,785	151,990
Shenandoah Telecommunications Co.	19,824	539,411
Spok Holdings, Inc.	4,000	71,280
Telephone & Data Systems, Inc.	20,316	552,189
United States Cellular Corp. *	933	33,905
		1,348,775
TOTAL COMMON STOCKS
(Identified Cost $276,311,978)		380,651,734

RIGHTS AND WARRANTS — 0.0%
Pharmaceuticals — 0.0%
FRD Acquisition Co. CVR §~¶*	656	—
Fresenius Kabi Pharmaceuticals Holding, Inc., CVR §~¶*	13,728	—
		—
Software — 0.0%
Gerber Scientific CVR @§¶*	5,000	—
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc. CVR, expires 3/31/17 §¶*	2,600	—
TOTAL RIGHTS AND WARRANTS
(Identified Cost $19,319)		—

SHORT-TERM INVESTMENTS — 20.2%
Investment Company — 0.8%
State Street Institutional U.S. Government
Money Market Fund, 0.020%	3,157,036	3,157,036
Collateral For Securities On Loan — 19.4%
State Street Navigator Securities Lending
Prime Portfolio	74,063,404	74,063,404
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $77,220,440)		77,220,440

Total Investments — 119.5%
(Identified Cost $353,551,737)#		457,872,174
Liabilities, Less Cash and Other Assets — (19.5%)		(74,681,341)
Net Assets — 100.0%		$383,190,833

†	See Note 1
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of September 30, 2016, the market value of the securities on loan was $82,376,435.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
~	Bankrupt/delisted security
¶	Contingent value rights based on future performance.
#	At September 30, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $353,551,737. Net unrealized appreciation aggregated $104,320,437 of which $133,011,064 related to appreciated investment securities and $28,690,627 related to depreciated investment securities.

Key to abbreviations:
CVR — Contingent Value Rights

See notes to schedules of investments

SA U.S. Small Company Fund

September 30, 2016
Portfolio Sectors (% of portfolio market value)+ (Unaudited)

Sector	Percentage
Financials	19.5%
Industrials	19.0%
Information Technology	17.0%
Consumer Discretionary	15.9%
Health Care	8.8%
Materials	5.6%
Consumer Staples	4.6%
Energy	4.6%
Utilities	4.0%
Telecommunication Services	1.0%
100.0%

+       Excludes Short-Term Investments

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2016 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.5%
Australia — 6.2%
Aurizon Holdings Ltd.	294,292	$1,058,611
Australia & New Zealand Banking Group Ltd.	317,008	6,703,647
Bank of Queensland Ltd. @	23,338	203,088
Bendigo & Adelaide Bank Ltd.	62,810	517,731
BHP Billiton Ltd.	402,051	6,886,543
BHP Billiton Ltd., ADR @	86,553	2,999,061
BlueScope Steel Ltd.	19,991	118,576
Boral Ltd.	122,922	635,029
Fortescue Metals Group Ltd.	463,439	1,755,730
Incitec Pivot Ltd.	253,567	547,270
Macquarie Group Ltd.	3,400	213,223
National Australia Bank Ltd.	19,340	412,528
Newcrest Mining Ltd.	203,259	3,451,971
Orica Ltd.	8,988	104,560
Origin Energy Ltd.	261,406	1,084,363
QBE Insurance Group Ltd.	190,746	1,356,223
Rio Tinto Ltd.	83,199	3,286,336
Santos Ltd.	257,296	710,886
South32 Ltd.	344,930	636,221
South32 Ltd., ADR @	27,785	259,234
Star Entertainment Group Ltd. (The)	58,114	267,755
Suncorp Group Ltd.	156,947	1,454,646
Tatts Group Ltd.	23,506	65,665
Treasury Wine Estates Ltd.	64,592	545,768
Wesfarmers Ltd.	2,335	78,811
Woodside Petroleum Ltd.	218,344	4,782,675
		40,136,151
Austria — 0.1%
OMV AG @	22,249	640,331
Belgium — 1.3%
Ageas	30,178	1,100,578
Colruyt SA @	7,679	425,789
KBC Groep NV *	33,492	1,949,635
Proximus	21,575	644,321
Solvay SA	21,530	2,489,919
UCB SA	9,679	748,382
Umicore SA	20,552	1,288,951
		8,647,575
Canada — 8.2%
Agnico Eagle Mines Ltd.	7,884	427,155
AltaGas Ltd. @	16,114	414,411
Bank of Montreal	120,092	7,874,432
Blackberry Ltd. @*	99,202	791,632
Blackberry Ltd. ¥*	1,615	12,876
Cameco Corp. @¥	27,448	234,530
Cameco Corp.	49,846	426,682
Canadian Natural Resources Ltd. @¥	89,611	2,864,656
Canadian Natural Resources Ltd.	85,967	2,754,383
Cenovus Energy, Inc. @	85,947	1,235,058
Crescent Point Energy Corp. @¥	46,074	607,554
Crescent Point Energy Corp. @	109,595	1,446,654
Eldorado Gold Corp.	49,079	192,881
Eldorado Gold Corp. ¥	9,675	38,053
Empire Co., Ltd., Class A	57,934	864,186
Enbridge Income Fund Holdings, Inc. @	4,700	121,803
Encana Corp. @	142,644	1,493,483
Fairfax Financial Holdings Ltd.	2,899	1,698,631
Finning International, Inc.	40,372	750,849
First Quantum Minerals Ltd. @	116,246	962,256
Genworth MI Canada, Inc. @	7,768	199,892
Goldcorp, Inc. ¥	8,798	145,186
Goldcorp, Inc. @	118,744	1,961,651
Hudson's Bay Co. @	4,336	55,722
Husky Energy, Inc.	84,483	1,034,827
Imperial Oil Ltd.	3,300	103,356
Industrial Alliance Insurance & Financial Services, Inc.	22,627	814,569
Kinross Gold Corp. *	345,631	1,456,869
Lundin Mining Corp. *	51,775	204,819
Magna International, Inc.	9,944	427,095
Manulife Financial Corp. @	58,698	828,229
Manulife Financial Corp. ¥	126,128	1,779,511
Maple Leaf Foods, Inc.	7,763	178,165
National Bank of Canada @	32,500	1,152,407
Silver Wheaton Corp.	37,075	1,002,137
Sun Life Financial, Inc. ¥	30,213	983,111
Sun Life Financial, Inc.	48,350	1,573,309
Suncor Energy, Inc. ¥	266,726	7,404,368
Suncor Energy, Inc.	65,644	1,823,590
Teck Resources Ltd., Class B ¥	75,600	1,362,811
Teck Resources Ltd., Class B	30,712	553,737
Tourmaline Oil Corp. *	51,350	1,391,043
Turquoise Hill Resources Ltd. *	106,042	313,612
WSP Global, Inc. @	13,689	431,241
Yamana Gold, Inc. @	165,308	711,910
		53,105,332
Denmark — 1.8%
AP Moeller - Maersk A/S, Class A	508	712,805
AP Moeller - Maersk A/S, Class B	1,089	1,597,049
Carlsberg A/S, Class B	13,642	1,300,826
Danske Bank A/S	44,490	1,298,204
DSV A/S	34,914	1,738,352
H Lundbeck A/S *	3,061	100,264
ISS A/S	25,674	1,065,634
Novozymes A/S, B Shares	6,176	271,625
Tryg A/S	2,321	46,575
Vestas Wind Systems A/S	45,308	3,729,011
		11,860,345
Finland — 0.7%
Fortum Oyj	53,783	868,798
Neste Oil Oyj	8,812	375,566
Stora Enso Oyj, R Shares	140,861	1,250,857
UPM-Kymmene Oyj	91,294	1,928,035
		4,423,256
France — 9.2%
AXA SA	149,383	3,178,308
BNP Paribas SA	88,016	4,525,404
Bollore SA @	72,853	253,293
Bouygues SA	54,784	1,815,169
Casino Guichard Perrachon SA	14,968	728,059
Cie de Saint-Gobain	118,886	5,137,688
Cie Generale des Etablissements Michelin	23,216	2,567,805
CNP Assurances	44,102	740,900
Credit Agricole SA	58,593	577,772
Electricite de France SA @	39,344	478,654
Engie SA	296,273	4,589,561
Natixis SA	164,184	765,225
Orange SA	358,763	5,614,016
Peugeot SA *	127,344	1,944,789
Renault SA	50,745	4,169,299
SCOR SE	27,061	841,139
Societe Generale SA	134,518	4,651,188
STMicroelectronics NV @	153,028	1,249,054
Total SA @	287,133	13,601,962
Vivendi SA	100,820	2,032,947
		59,462,232

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Germany — 7.4%
Allianz SE	75,950	$11,270,559
Bayerische Motoren Werke AG	63,112	5,303,791
Commerzbank AG	126,955	818,324
Daimler AG	169,178	11,917,785
Deutsche Bank AG @*	124,546	1,630,307
Deutsche Lufthansa AG	59,537	662,455
E.On AG	550,518	3,904,729
Fraport AG Frankfurt Airport Services Worldwide @	5,611	306,867
Hannover Rueck SE	5,624	602,331
HeidelbergCement AG	25,503	2,409,076
Linde AG	3,836	651,977
Metro AG	47,943	1,426,665
Muenchener Rueckversicherungs AG	11,046	2,059,814
RWE AG *	137,620	2,370,720
Talanx AG *	13,218	403,061
Telefonica Deutschland Holding AG @	72,027	289,744
Uniper SE *	57,491	704,272
Volkswagen AG @	5,747	833,778
		47,566,255
Hong Kong — 2.8%
Bank of East Asia Ltd. (The) @	56,320	228,362
Cathay Pacific Airways Ltd. @	343,000	477,593
CK Hutchison Holdings Ltd.	295,624	3,757,997
Guoco Group Ltd.	5,000	56,115
Hang Lung Group Ltd.	171,000	650,366
Hang Lung Properties Ltd.	312,000	701,521
Henderson Land Development Co., Ltd.	15,944	94,557
Hopewell Holdings Ltd.	63,500	231,686
Kerry Properties Ltd.	95,000	311,098
MTR Corp. Ltd.	122,039	671,841
New World Development Co., Ltd.	1,685,245	2,190,097
NWS Holdings Ltd.	174,457	291,046
Shangri-La Asia Ltd.	273,143	299,329
Sino Land Co., Ltd.	79,243	140,170
Sun Hung Kai Properties Ltd.	211,677	3,195,732
Swire Pacific Ltd., Series A	136,500	1,470,344
Swire Pacific Ltd., Series B	147,500	287,530
Tsim Sha Tsui Properties	60,907	164,902
Wharf Holdings Ltd. (The) @	187,000	1,360,960
Wheelock & Co., Ltd.	251,000	1,480,487
Yue Yuen Industrial Holdings Ltd.	11,000	45,382
		18,107,115
Ireland — 0.3%
Bank of Ireland *	3,111,363	650,097
CRH PLC, ADR	42,861	1,425,986
Paddy Power Betfair PLC	315	35,633
		2,111,716
Israel — 0.5%
Azrieli Group	1,926	84,568
Bank Hapoalim B.M.	243,823	1,383,642
Bank Leumi Le-Israel *	215,232	818,668
Israel Chemicals Ltd.	10,214	39,805
Israel Discount Bank Ltd., Series A *	—	1
Mizrahi Tefahot Bank Ltd.	30,215	384,301
Teva Pharmaceutical Industries Ltd., ADR	15,615	718,446
		3,429,431
Italy — 0.7%
Assicurazioni Generali SpA	21,673	264,401
Eni SpA	48,956	705,032
Intesa Sanpaolo SpA	370,257	821,042
Mediobanca SpA	71,656	466,064
UniCredit SpA	808,247	1,881,260
UnipolSai SpA	35,580	57,875
		4,195,674
Japan — 22.1%
Aeon Co., Ltd.	165,400	2,428,683
Aisin Seiki Co., Ltd.	36,200	1,640,343
Amada Holdings Co., Ltd.	39,400	405,637
Aoyama Trading Co., Ltd. @	4,500	154,430
Asahi Glass Co., Ltd.	208,000	1,333,268
Asahi Kasei Corp.	279,000	2,203,276
Bank of Kyoto Ltd. (The) @	40,000	289,532
Brother Industries Ltd. @	42,400	736,319
Calsonic Kansei Corp. @	12,000	110,172
Canon Marketing Japan, Inc.	8,000	147,685
Chiba Bank Ltd. (The) @	79,000	444,061
Chugoku Bank Ltd. (The) @	19,700	237,981
Citizen Holdings Co., Ltd. @	64,400	334,051
Coca-Cola East Japan Co., Ltd.	4,500	96,963
Coca-Cola West Co., Ltd. @	15,200	422,551
COMSYS Holdings Corp.	2,500	44,056
Concordia Financial Group Ltd.	144,000	621,555
Credit Saison Co., Ltd.	2,900	47,730
Dai Nippon Printing Co., Ltd.	60,000	583,403
Dai-ichi Life Insurance Co., Ltd. (The)	88,500	1,196,960
Daido Steel Co., Ltd.	14,000	63,646
Daiwa Securities Group, Inc. @	195,000	1,085,331
Denka Co., Ltd. @	67,000	287,412
Denso Corp.	23,300	919,087
DIC Corp.	13,300	407,899
Ebara Corp.	16,800	492,544
FamilyMart UNY Holdings Co., Ltd.	5,381	357,654
Fuji Electric Co., Ltd.	11,000	49,899
Fuji Media Holdings, Inc.	3,800	51,226
FUJIFILM Holdings Corp.	46,300	1,697,583
Fujitsu Ltd.	300,000	1,597,554
Fukuoka Financial Group, Inc. @	90,000	370,100
Glory Ltd.	11,200	366,136
Gunma Bank Ltd. (The)	47,000	211,351
H2O Retailing Corp. @	14,000	197,426
Hachijuni Bank Ltd. (The)	48,000	247,562
Hankyu Hanshin Holdings, Inc.	33,600	1,149,766
Heiwa Corp.	1,600	35,343
Hiroshima Bank Ltd. (The)	48,000	196,913
Hitachi Capital Corp. @	9,900	207,948
Hitachi Chemical Co., Ltd.	24,000	545,772
Hitachi Construction Machinery Co., Ltd. @	29,600	583,506
Hitachi High-Technologies Corp.	4,700	186,090
Hitachi Ltd.	699,000	3,230,131
Hitachi Metals Ltd. @	18,100	219,902
Hitachi Transport System Ltd.	7,700	152,550
Hokuhoku Financial Group, Inc.	20,000	266,456
Honda Motor Co., Ltd.	245,500	6,990,595
Ibiden Co., Ltd. @	32,600	433,359
Idemitsu Kosan Co., Ltd. @	11,500	235,886
Iida Group Holdings Co., Ltd. @	18,900	377,236
Isetan Mitsukoshi Holdings Ltd. @	26,300	256,503
ITOCHU Corp. @	281,200	3,499,575
Iyo Bank Ltd. (The) @	29,500	176,875
J Front Retailing Co., Ltd.	69,600	902,559
JFE Holdings, Inc.	92,200	1,328,378
JGC Corp.	3,100	53,345
Joyo Bank Ltd. (The) §~*	71,000	294,909
JSR Corp. @	24,400	379,938
JTEKT Corp.	37,900	561,371
JX Holdings, Inc. @	243,400	977,152

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
K's Holdings Corp. @	7,800	$128,071
Kamigumi Co., Ltd.	25,000	216,459
Kaneka Corp.	80,000	627,188
Kawasaki Heavy Industries Ltd.	57,000	174,252
Kawasaki Kisen Kaisha Ltd. @	195,000	498,052
Kinden Corp.	3,000	34,318
Kobe Steel Ltd. @*	50,700	453,478
Komatsu Ltd. @	103,800	2,349,204
Konica Minolta, Inc.	142,000	1,190,277
Kuraray Co., Ltd.	76,400	1,123,341
Kurita Water Industries Ltd.	3,100	73,063
Kyocera Corp.	14,900	708,670
Kyushu Financial Group, Inc. @	44,870	302,658
LIXIL Group Corp. @	32,900	699,820
Marubeni Corp.	304,200	1,546,424
Mazda Motor Corp.	132,200	1,996,591
Medipal Holdings Corp.	12,400	213,137
Mitsubishi Chemical Holdings Corp.	429,900	2,663,214
Mitsubishi Corp.	62,600	1,410,591
Mitsubishi Gas Chemical Co., Inc.	31,500	447,626
Mitsubishi Heavy Industries Ltd.	441,000	1,822,623
Mitsubishi Materials Corp.	35,500	959,223
Mitsubishi Motors Corp.	124,600	576,277
Mitsubishi UFJ Financial Group, Inc.	234,800	1,169,543
Mitsubishi UFJ Financial Group, Inc., ADR @	1,031,340	5,208,267
Mitsubishi UFJ Lease & Finance Co., Ltd.	110,200	499,896
Mitsui & Co., Ltd. @	27,500	377,089
Mitsui & Co., Ltd., ADR	2,885	797,832
Mitsui Chemicals, Inc.	236,000	1,110,123
Mitsui Fudosan Co., Ltd.	2,000	42,118
Mitsui OSK Lines Ltd. @	209,000	480,223
Mizuho Financial Group, Inc.	4,432,400	7,369,485
MS&AD Insurance Group Holdings, Inc.	42,428	1,167,131
NEC Corp.	734,000	1,874,720
NH Foods Ltd. @	16,067	385,969
NHK Spring Co., Ltd.	42,200	404,917
Nikon Corp. @	46,300	686,704
Nippo Corp.	11,000	207,514
Nippon Electric Glass Co., Ltd.	44,000	225,630
Nippon Express Co., Ltd.	246,000	1,140,180
Nippon Paper Industries Co., Ltd. @	30,700	557,356
Nippon Shokubai Co., Ltd. @	4,600	284,424
Nippon Steel Sumitomo Metal Corp. @	134,827	2,734,300
Nippon Yusen KK	501,000	928,830
Nissan Motor Co., Ltd. @	426,800	4,136,052
Nisshinbo Holdings, Inc.	23,000	225,906
NOK Corp. @	17,600	380,273
Nomura Holdings, Inc.	221,800	975,741
Nomura Real Estate Holdings, Inc.	16,600	277,635
NSK Ltd. @	25,400	256,993
NTN Corp. @	45,000	154,874
Obayashi Corp.	17,000	167,142
Oji Holdings Corp.	226,000	887,017
Resona Holdings, Inc.	477,800	1,989,793
Ricoh Co., Ltd. @	230,800	2,071,180
Rohm Co., Ltd.	6,900	359,272
Sankyo Co., Ltd.	5,400	183,186
SBI Holdings, Inc.	41,400	488,284
Sega Sammy Holdings, Inc.	3,100	43,869
Seino Holdings Co., Ltd.	18,400	191,793
Sekisui Chemical Co., Ltd.	40,000	569,992
Sekisui House Ltd.	100,700	1,699,105
Shinsei Bank Ltd.	185,000	277,304
Shizuoka Bank Ltd. (The) @	58,000	459,859
Sojitz Corp.	145,400	368,501
Sompo Japan Nipponkoa Holdings, Inc.	31,043	907,825
Sumco Corp.	6,300	51,006
Sumitomo Chemical Co., Ltd.	491,000	2,154,677
Sumitomo Corp. @	55,600	615,737
Sumitomo Electric Industries Ltd.	177,700	2,481,369
Sumitomo Forestry Co., Ltd. @	38,000	504,019
Sumitomo Heavy Industries Ltd.	111,000	540,743
Sumitomo Metal Mining Co., Ltd. @	78,000	1,066,486
Sumitomo Mitsui Financial Group, Inc.	225,900	7,529,629
Sumitomo Mitsui Trust Holdings, Inc.	31,600	1,019,003
Sumitomo Rubber Industries Ltd.	42,800	640,702
Suzuken Co., Ltd.	9,240	302,518
T&D Holdings, Inc.	165,100	1,838,967
Taiheiyo Cement Corp.	186,000	530,092
Takashimaya Co., Ltd.	47,000	382,841
TDK Corp.	26,700	1,764,114
Teijin Ltd. @	53,200	1,021,977
THK Co., Ltd.	15,500	301,425
TOKAI RIKA Co., Ltd.	11,500	222,504
Tokio Marine Holdings, Inc.	29,800	1,126,702
Toppan Printing Co., Ltd.	60,000	537,252
Tosoh Corp.	128,000	780,080
Toyo Seikan Group Holdings Ltd. @	18,400	321,530
Toyoda Gosei Co., Ltd.	14,500	333,598
Toyota Motor Corp.	46,490	2,649,433
Toyota Motor Corp., ADR @	10,414	1,208,649
Toyota Tsusho Corp.	65,600	1,507,949
Ube Industries Ltd.	247,000	467,669
Yamada Denki Co., Ltd.	102,400	504,906
Yamaguchi Financial Group, Inc. @	23,000	243,371
Yokohama Rubber Co., Ltd. (The)	24,000	379,626
		143,090,102
Netherlands — 3.2%
Aegon NV	196,914	754,524
Akzo Nobel NV	2,473	167,488
ArcelorMittal *	46,375	283,815
ArcelorMittal *	239,502	1,446,592
Boskalis Westminster NV	14,308	509,591
Gemalto NV	3,984	255,457
ING Groep NV	513,355	6,337,681
Koninklijke Ahold Delhaize NV	85,092	1,939,481
Koninklijke DSM NV	51,144	3,456,347
Koninklijke KPN NV	84,575	280,747
Koninklijke Philips NV ¢	48,659	1,441,959
Koninklijke Philips NV	105,517	3,122,248
Mylan NV §*	1,024	39,035
NN Group NV	16,953	520,857
		20,555,822
New Zealand — 0.1%
Auckland International Airport Ltd.	28,519	152,631
Fletcher Building Ltd.	76,960	601,293
Fonterra Co-operative Group Ltd.	3,186	13,803
		767,727
Norway — 0.8%
DNB ASA	113,847	1,490,979
Norsk Hydro ASA	103,833	447,433
Seadrill Ltd. @*	45,417	107,638
Statoil ASA	124,624	2,087,303
Storebrand ASA *	56,200	277,675
Subsea 7 SA @*	29,227	313,671
Yara International ASA	4,473	148,604
		4,873,303
See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Portugal — 0.0%
Banco Espirito Santo SA §*	414,564	$—
EDP Renovaveis SA	32,371	259,857
		259,857
Singapore — 0.9%
CapitaLand Ltd.	194,100	455,467
City Developments Ltd.	74,000	492,175
DBS Group Holdings Ltd.	124,260	1,402,333
Frasers Centrepoint Ltd. @	45,000	49,168
Golden Agri-Resources Ltd.	876,000	228,041
Hutchison Port Holdings Trust	1,160,800	516,556
Keppel Corp. Ltd.	358,100	1,415,384
Sembcorp Industries Ltd. @	80,900	153,649
Singapore Airlines Ltd.	132,240	1,019,170
United Industrial Corp. Ltd.	63,243	126,143
UOL Group Ltd.	47,218	194,246
		6,052,332
Spain — 2.6%
Banco Bilbao Vizcaya Argentaria SA, ADR @	27,419	163,417
Banco de Sabadell SA @	576,189	737,878
Banco Popular Espanol SA @	281,068	347,627
Banco Santander SA	2,342,178	10,384,890
CaixaBank SA	148,098	374,157
Iberdrola SA	356,158	2,421,344
Mapfre SA	52,011	145,482
Repsol SA	143,928	1,952,303
		16,527,098
Sweden — 2.4%
Boliden AB	77,171	1,813,502
Millicom International Cellular SA @	3,895	202,042
Nordea Bank AB	277,236	2,751,742
SSAB AB, B Shares	84,920	853,278
Svenska Cellulosa AB, Series A	244	7,247
Svenska Cellulosa AB, Series B	116,807	3,469,299
Svenska Handelsbanken AB, A Shares	31,174	428,430
Swedbank AB, A Shares	23,867	560,870
Tele2 AB, B Shares @	57,402	495,479
Telefonaktiebolaget LM Ericsson	408,846	2,952,396
Telefonaktiebolaget LM Ericsson, A Shares	698	5,032
Telia Co. AB	396,003	1,773,492
		15,312,809
Switzerland — 8.3%
ABB Ltd. *	419,141	9,409,640
Adecco Group SA	49,724	2,799,694
Baloise Holding AG	10,052	1,215,759
Banque Cantonale Vaudoise	63	41,308
Cie Financiere Richemont SA @	87,601	5,338,116
Clariant AG *	72,927	1,255,110
Credit Suisse Group AG *	111,703	1,461,395
Dufry AG @*	6,864	859,148
Flughafen Zuerich AG	1,343	262,379
Julius Baer Group Ltd. *	16,881	686,882
LafargeHolcim Ltd. µ*	31,269	1,689,781
LafargeHolcim Ltd. =*	35,941	1,940,187
Novartis AG	81,820	6,434,429
Swatch Group AG (The) @µ	10,479	582,466
Swatch Group AG (The) @µ	8,156	2,306,179
Swiss Life Holding AG *	3,536	915,393
Swiss Re AG	72,191	6,513,167
UBS Group AG	263,220	3,584,561
Zurich Insurance Group AG *	25,793	6,637,416
		53,933,010
United Kingdom — 18.9%
Anglo American PLC *	245,068	3,073,531
Antofagasta PLC @	61,941	420,692
Aviva PLC	122,471	699,253
Barclays PLC, ADR	313,402	2,723,463
Barratt Developments PLC	61,728	395,483
BHP Billiton PLC, ADR @	60,076	1,825,109
BP PLC, ADR @	768,311	27,013,815
Carnival PLC	12,809	628,666
Carnival PLC, ADR	7,555	368,978
Coca-Cola European Partners PLC	315	12,544
Glencore PLC *	2,491,810	6,851,932
HSBC Holdings PLC	381,806	2,863,857
HSBC Holdings PLC, ADR @	419,564	15,779,802
Investec PLC	3,680	22,466
J Sainsbury PLC @	422,622	1,346,446
Kingfisher PLC	442,304	2,160,738
Lloyds Banking Group PLC, ADR @	213,076	611,528
Old Mutual PLC	62,806	164,766
Pearson PLC	44,520	434,515
Pearson PLC, ADR	74,580	730,138
Royal Bank of Scotland Group PLC @*	83,038	192,442
Royal Bank of Scotland Group PLC, ADR @*	81,693	380,689
Royal Dutch Shell PLC, A Shares	17,876	443,473
Royal Dutch Shell PLC, ADR, Class A	297,668	14,904,237
Royal Dutch Shell PLC, ADR, Class B @	253,799	13,408,201
Royal Mail PLC	94,049	596,708
Standard Chartered PLC *	319,612	2,602,826
Vodafone Group PLC	7,028,749	20,202,110
WM Morrison Supermarkets PLC @	368,150	1,039,770
		121,898,178
TOTAL COMMON STOCKS (Identified Cost $668,316,661)		636,955,651

PREFERRED STOCKS — 0.8%
Germany — 0.8%
Bayerische Motoren Werke AG, 4.500%	9,670	712,816
Porsche Automobil Holding SE, 4.640%	13,799	704,293
Volkswagen AG, 4.550%	30,375	3,990,537
		5,407,646
TOTAL PREFERRED STOCKS (Identified Cost $9,222,417)		5,407,646

SHORT-TERM INVESTMENTS — 11.9%
Investment Companies — 0.2%
State Street Institutional U.S. Government
Money Market Fund, 0.020%	955,023	955,023
Collateral For Securities On Loan — 11.7%
State Street Navigator Securities Lending
Prime Portfolio	75,831,539	75,831,539
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $76,786,562)		76,786,562

Total Investments — 111.2% (Identified Cost $754,325,640)#		719,149,859
Liabilities, Less Cash and Other Assets — (11.2%)		(72,434,233)

Net Assets — 100.0%		$646,715,626

†	See Note 1
@	A portion or all of the security/securities were held on loan. As of September 30, 2016, the market value of the securities on loan was $81,137,074.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
~	Bankrupt/delisted security.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
µ	Traded on the Switzerland, Swiss Exchange.
=	Traded on the France, Euronext Paris Exchange.
#

At September 30, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $754,325,640. Net unrealized depreciation aggregated $35,175,781 of which $64,921,866 related to appreciated investment securities and $100,097,647 related to depreciated investment securities.

ADR — American Depository Receipt

See notes to schedules of investments

SA International Value Fund

September 30, 2016
Country Weightings (% of portfolio market value)+ (Unaudited)

Country	Percentage
Japan	22.3%
United Kingdom	19.0%
France	9.3%
Switzerland	8.4%
Canada	8.3%
Germany	8.2%
Australia	6.2%
Netherlands	3.2%
Hong Kong	2.8%
Other	12.3%
100.0%

+      Excludes Short-Term Investments

SA International Value Fund

Ten largest industry holdings as of September 30, 2016
(As a percentage of net assets) (Unaudited):

Industry	Percentage
Commercial Banks	18.3%
Oil, Gas & Consumable Fuels	16.4%
Insurance	8.5%
Metals & Mining	8.0%
Automobiles	7.3%
Chemicals	3.9%
Wireless Telecommunication Services	3.2%
Real Estate Management & Development	2.1%
Electrical Equipment	2.0%
Trading Companies & Distributors	1.7%

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2016 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Other — 100.1%
DFA International Small Company Portfolio £	17,950,007	$327,767,129
TOTAL MUTUAL FUNDS (Identified Cost $216,462,160)		327,767,129
Total Investments — 100.1% (Identified Cost $216,462,160)#		327,767,129
Liabilities, Less Cash and Other Assets — (0.1%)		(361,640)
Net Assets — 100.0%		$327,405,489

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA Investment Dimensions Group, Inc., International Small Company Portfolio included elsewhere in this report.
#	At September 30, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $216,462,160. Net unrealized appreciation aggregated $111,304,969, which related solely to appreciated investment securities.

See notes to schedules of investments

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2016 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 97.2%
Brazil — 6.2%
B2W Cia Digital *	14,716	$72,174
Banco ABC Brasil SA *	778	3,187
Banco Bradesco SA	26,637	232,203
Banco do Brasil SA	83,569	585,881
Banco Santander Brasil SA	40,193	271,896
BM&F BOVESPA SA	101,902	526,720
Braskem SA, ADR @	5,644	86,805
Cia Siderurgica Nacional SA *	101,942	284,935
Cosan SA Industria e Comercio	15,000	173,931
Cyrela Brazil Realty SA Empreendimentos e Participacoes	35,900	112,927
Duratex SA	47,495	125,596
Embraer SA, ADR	11,177	192,915
Estacio Participacoes SA	9,900	54,216
Even Construtora e Incorporadora SA	34,300	40,500
Ez Tec Empreendimentos e Participacoes SA	8,658	40,519
Fibria Celulose SA	11,200	79,244
Fibria Celulose SA, ADR	42,916	303,416
Gerdau SA	25,800	51,963
Gerdau SA, ADR @	137,953	375,232
Guararapes Confeccoes SA	1,200	25,091
Hypermarcas SA	12,500	107,121
International Meal Co. Alimentacao SA *	10,400	17,588
Iochpe Maxion SA	10,397	55,979
JBS SA	129,293	469,918
Kroton Educacional SA	127,454	579,630
Magnesita Refratarios SA *	1,500	10,050
Mahle-Metal Leve SA	3,100	22,115
MRV Engenharia e Participacoes SA	58,421	214,488
PDG Realty SA Empreendimentos e Participacoes *	76	56
Petroleo Brasileiro SA *	382,443	1,780,418
Petroleo Brasileiro SA, ADR *	119,411	1,114,105
Petroleo Brasileiro SA, ADR *	192,885	1,602,874
Porto Seguro SA	17,100	156,795
Rumo Logistica Operadora Multimodal SA *	72,097	140,108
Sao Martinho SA	5,100	91,975
SLC Agricola SA	8,505	36,770
Sul America SA	27,000	134,745
Usinas Siderurgicas de Minas Gerais SA *	8,500	24,699
Vale SA	168,095	920,552
Via Varejo SA	19,800	38,782
		11,158,119
Chile — 1.4%
CAP SA	16,619	89,968
Cencosud SA	37,491	112,378
Cencosud SA, ADR	28,050	252,730
Empresas CMPC SA	112,729	223,872
Empresas COPEC SA	56,080	522,345
Enersis Americas SA, ADR	40,302	330,073
Enersis Chile SA, ADR	40,302	191,435
ENTEL Chile SA *	21,165	207,423
Grupo Security SA	133,299	44,593
Inversiones Aguas Metropolitanas SA	36,299	64,912
Latam Airlines Group SA, ADR @*	44,483	361,202
Ripley Corp. SA	107,262	65,976
Salfacorp SA	30,886	24,047
Sigdo Koppers SA	10,144	13,003
Sociedad Matriz SAAM SA	240,287	20,096
		2,524,053
China — 15.1%
361 Degrees International Ltd.	129,000	45,736
Agile Group Holdings Ltd. @	227,091	129,115
Agricultural Bank of China Ltd., H Shares	1,616,000	691,702
Angang Steel Co., Ltd., H Shares @*	116,000	55,933
Bank of China Ltd., H Shares	5,257,902	2,399,692
Bank of Chongqing Co., Ltd., H Shares	46,500	38,129
Bank of Communications Co., Ltd., H Shares	489,400	372,899
Beijing Capital Land Ltd., H Shares	136,000	55,758
Beijing Enterprises Holdings Ltd.	29,500	149,470
Bosideng International Holdings Ltd.	64,000	5,776
BYD Electronic International Co., Ltd.	47,500	39,561
C C Land Holdings Ltd.	115,000	30,098
China Aerospace International Holdings Ltd.	318,000	41,818
China Agri-Industries Holdings Ltd. *	167,700	60,538
China BlueChemical Ltd., H Shares	192,000	35,150
China Citic Bank Corp. Ltd., H Shares	485,000	322,024
China Coal Energy Co., Ltd., H Shares *	161,000	86,972
China Communication Services Corp. Ltd., H Shares	227,600	142,316
China Communications Construction Co., Ltd., H Shares	166,000	174,424
China Construction Bank Corp., H Shares	8,382,810	6,214,372
China Everbright Bank Co., Ltd., H Shares	213,000	99,135
China Everbright Ltd.	42,000	85,880
China Evergrande Group @	365,000	246,583
China Galaxy Securities Co., Ltd., H Shares	40,500	36,916
China High Speed Transmission Equipment Group Co., Ltd.	79,000	79,953
China Hongqiao Group Ltd. @	162,500	146,234
China Jinmao Holdings Group Ltd.	380,000	117,090
China Lumena New Materials Corp. @§~*	224,000	—
China Merchants Bank Co., Ltd., H Shares	156,500	394,256
China Merchants Port Holdings Co., Ltd.	80,515	214,357
China Minsheng Banking Corp. Ltd., H Shares	232,400	267,863
China Modern Dairy Holdings Ltd. @*	239,000	44,987
China National Building Material Co., Ltd., H Shares	394,000	174,741
China National Materials Co., Ltd., H Shares	121,000	27,924
China Oil & Gas Group Ltd. *	200,000	14,698
China Oilfield Services Ltd., H Shares @	124,000	107,591
China Overseas Grand Oceans Group Ltd. *	77,000	24,818
China Petroleum & Chemical Corp., ADR	6,621	488,961
China Petroleum & Chemical Corp., H Shares	1,204,400	877,322
China Resources Cement Holdings Ltd.	166,000	66,345
China Resources Enterprise Ltd. *	59,456	126,173
China SCE Property Holdings Ltd.	151,000	36,794
China Shanshui Cement Group Ltd. @§*	125,000	32,842
China Shenhua Energy Co., Ltd.	191,500	374,290
China Shipping Container Lines Co., Ltd., H Shares @*	70,200	15,024
China Singyes Solar Technologies Holdings Ltd. @	36,000	18,612
China South City Holdings Ltd.	204,000	45,237
China Southern Airlines Co., Ltd., H Shares	98,000	54,961
China Travel International Investment Hong Kong Ltd. @	374,000	108,009
China Unicom Hong Kong Ltd.	132,000	158,439
China Unicom Hong Kong Ltd., ADR	55,304	673,603
China Yurun Food Group Ltd. *	23,000	3,736

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China ZhengTong Auto Services Holdings Ltd.	91,500	$28,902
China Zhongwang Holdings Ltd. @	154,000	74,256
Chongqing Rural Commercial Bank Co., Ltd., H Shares @	226,000	139,276
CIFI Holdings Group Co., Ltd.	130,000	40,728
CIMC Enric Holdings Ltd. @	4,000	1,733
CITIC Ltd.	471,000	671,608
Citic Resources Holdings Ltd. @*	150,000	18,372
CNOOC Ltd.	1,737,000	2,154,342
Comba Telecom Systems Holdings Ltd.	176,000	34,944
Concord New Energy Group Ltd.	420,000	22,201
Coolpad Group Ltd. *	240,200	45,523
COSCO SHIPPING Ports Ltd.	142,680	146,241
Country Garden Holdings Co., Ltd.	544,000	286,855
Dah Chong Hong Holdings Ltd.	35,000	14,124
Dongfeng Motor Group Co., Ltd., H Shares	168,000	167,861
Dongyue Group Ltd. §*	234,000	41,331
Fantasia Holdings Group Co., Ltd. *	142,500	21,679
Fosun International Ltd.	98,000	147,068
Fufeng Group Ltd.	155,000	71,741
Glorious Property Holdings Ltd. *	228,000	29,983
GOME Electrical Appliances Holding Ltd. @	972,000	119,050
Greentown China Holdings Ltd. @*	76,000	63,983
Guangshen Railway Co., Ltd., ADR	2,674	69,872
Guangzhou R&F Properties Co., Ltd.	109,600	172,389
Harbin Electric Co., Ltd., H Shares	54,000	25,899
Hengdeli Holdings Ltd. *	184,000	20,401
Hopson Development Holdings Ltd.	58,000	57,204
Hua Han Health Industry Holdings Ltd. §	640,000	42,907
Huabao International Holdings Ltd. *	94,000	36,115
Huaneng Renewables Corp. Ltd., H Shares	312,000	108,607
Huishang Bank Corp. Ltd., H Shares	64,000	32,840
Industrial & Commercial Bank of China Ltd., H Shares	4,946,000	3,092,685
Intime Retail Group Co., Ltd.	3,500	3,050
Jiangxi Copper Co., Ltd., H Shares	92,000	105,090
Ju Teng International Holdings Ltd.	56,000	16,606
Kaisa Group Holdings Ltd. @§*	172,000	12,973
Kingboard Chemical Holdings Ltd.	75,000	227,232
Kingboard Laminates Holdings Ltd.	50,000	45,640
Kunlun Energy Co., Ltd.	296,000	226,683
KWG Property Holding Ltd.	147,500	96,794
Longfor Properties Co., Ltd.	103,500	158,791
Lonking Holdings Ltd.	281,000	40,938
Maanshan Iron & Steel Co., Ltd., H Shares *	116,000	26,322
Maoye International Holdings Ltd. *	82,000	8,140
Metallurgical Corp. of China Ltd., H Shares	76,000	24,790
Mingfa Group International Co., Ltd. §*	91,000	16,630
MMG Ltd. @*	88,000	22,124
Nine Dragons Paper Holdings Ltd.	128,000	119,643
Poly Property Group Co., Ltd. @*	229,000	77,943
Powerlong Real Estate Holdings Ltd.	183,000	60,635
Renhe Commercial Holdings Co., Ltd. @*	726,000	18,065
Semiconductor Manufacturing International Corp. *	1,498,000	168,024
Shandong Chenming Paper Holdings Ltd., H Shares	45,000	44,557
Shanghai Industrial Holdings Ltd.	45,000	129,377
Shenzhen International Holdings Ltd. @	31,001	51,399
Shenzhen Investment Ltd.	162,830	77,464
Shimao Property Holdings Ltd.	147,500	199,674
Shougang Fushan Resources Group Ltd.	176,000	39,709
Shunfeng International Clean Energy Ltd. *	220,000	26,095
Sino-Ocean Land Holdings Ltd.	246,212	113,323
Sinofert Holdings Ltd. @	244,000	30,829
Sinopec Engineering Group Co., Ltd., H Shares	43,000	36,977
Sinotrans Ltd., H Shares	122,000	59,455
Sinotrans Shipping Ltd. *	51,573	7,779
Sinotruk Hong Kong Ltd.	60,000	31,948
Skyworth Digital Holdings Ltd.	129,591	93,229
Sunac China Holdings Ltd.	145,000	104,314
TCC International Holdings Ltd.	196,000	48,770
Tian An China Investment Co., Ltd.	10,000	5,415
Tianjin Port Development Holdings Ltd.	70,000	10,559
Truly International Holdings Ltd.	178,000	72,289
Yanzhou Coal Mining Co., Ltd., H Shares	66,000	44,418
Yingde Gases Group Co., Ltd.	101,500	40,174
Yuexiu Property Co., Ltd.	863,033	135,746
Yuzhou Properties Co., Ltd.	153,000	56,613
Zhongsheng Group Holdings Ltd.	35,500	33,686
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares @	57,000	19,989
		27,245,478
Colombia — 0.5%
Almacenes Exito SA	13,858	70,651
Cementos Argos SA	10,173	40,504
Ecopetrol SA, ADR @*	26,868	235,364
Grupo Argos SA	31,119	200,959
Grupo de Inversiones Suramericana SA	22,514	293,747
Grupo Nutresa SA	8,773	77,101
		918,326
Czech Republic — 0.2%
CEZ, AS	18,401	327,880
Unipetrol, AS	10,432	78,673
		406,553
Greece — 0.1%
Alpha Bank AE *	927	1,541
Ellaktor SA *	11,652	16,361
GEK Terna Holding Real Estate Construction SA *	8,282	17,025
Hellenic Petroleum SA *	9,036	40,095
Marfin Investment Group Holdings SA *	45,244	6,201
Mytilineos Holdings SA *	16,096	75,219
Piraeus Bank SA *	524	79
Titan Cement Co. SA	299	7,047
		163,568
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	4,292	265,643
OTP Bank PLC	13,258	348,151
		613,794
India — 13.6%
ACC Ltd.	6,589	159,515
Adani Enterprises Ltd.	48,033	47,506
Adani Ports & Special Economic Zone Ltd.	73,688	282,777
Adani Power Ltd. *	220,211	82,356
Adani Transmissions Ltd. *	48,033	27,559
Aditya Birla Fashion & Retail Ltd. *	57,350	118,869
Aditya Birla Nuvo Ltd.	11,029	226,610
Allahabad Bank Ltd. *	1,836	2,126
Ambuja Cements Ltd.	85,169	321,974
Apollo Tyres Ltd.	62,493	206,918
Arvind Infrastructure Ltd. *	3,581	4,327
Arvind Ltd.	27,861	142,276
Ashoka Buildcon Ltd.	4,899	12,619
Axis Bank Ltd.	180,957	1,475,813

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Bajaj Finserv Ltd.	7,006	$322,520
Bajaj Holdings & Investment Ltd.	5,460	156,059
Balkrishna Industries Ltd.	4,079	62,625
Balrampur Chini Mills Ltd.	11,931	19,300
Bank of Baroda *	63,461	159,844
Bank of India *	22,041	37,342
Bharat Electronics Ltd.	2,973	55,519
Bharat Heavy Electricals Ltd.	68,415	138,464
Bharti Airtel Ltd.	189,175	890,753
Biocon Ltd.	7,792	109,425
Birla Corp., Ltd.	2,074	21,868
Cairn India Ltd.	81,823	246,219
Canara Bank *	23,213	107,889
Ceat Ltd.	3,536	70,635
Century Textiles & Industries Ltd.	4,065	57,544
Cholamandalam Investment & Finance Co., Ltd.	1,380	24,416
Cipla Ltd.	13,689	119,188
Container Corp. of India Ltd.	2,946	60,756
Coromandel International Ltd.	7,470	27,712
Corporation Bank *	735	469
Cox & Kings Ltd.	11,953	39,676
Crompton Greaves Consumer Electricals Ltd. *	49,779	115,700
Crompton Greaves Ltd. *	49,779	56,336
Cyient Ltd.	6,096	43,124
DCB Bank Ltd. *	3,524	6,627
Dewan Housing Finance Corp. Ltd.	35,252	150,395
DLF Ltd.	35,103	77,107
EID Parry India Ltd. *	7,288	26,889
EIH Ltd.	13,530	22,354
Engineers India Ltd.	11,771	43,836
Exide Industries Ltd.	41,825	115,022
Federal Bank Ltd.	155,672	167,994
GAIL India Ltd.	42,704	239,881
GAIL India Ltd., GDR	155	5,247
Gateway Distriparks Ltd.	5,474	20,719
Great Eastern Shipping Co., Ltd. (The)	11,618	61,754
Gujarat Fluorochemicals Ltd.	5,933	46,445
Gujarat State Petronet Ltd.	33,607	78,087
Himachal Futuristic Communications Ltd. *	111,266	24,900
Hindalco Industries Ltd.	169,579	389,054
ICICI Bank Ltd.	199,777	757,340
ICICI Bank Ltd., ADR	74,950	559,876
IDBI Bank Ltd.	16,131	16,620
Idea Cellular Ltd.	194,607	231,640
IDFC Bank Ltd.	28,677	34,543
IDFC Ltd. *	28,677	28,858
IFCI Ltd.	131,851	52,281
IIFL Holdings Ltd.	30,722	124,586
India Cements Ltd. (The)	73,961	159,964
Indiabulls Housing Finance Ltd.	31,336	389,182
Indian Bank	12,173	38,578
Indian Hotels Co., Ltd.	47,733	94,742
Jain Irrigation Systems Ltd.	44,473	59,749
Jaiprakash Associates Ltd. *	179,807	28,491
Jammu & Kashmir Bank Ltd. (The)	24,690	28,888
Jindal Steel & Power Ltd. *	85,132	97,624
JSW Energy Ltd.	116,585	128,702
JSW Steel Ltd.	14,671	382,750
Jubilant Life Sciences Ltd.	13,390	124,287
Karnataka Bank Ltd. (The)	17,217	38,181
Karur Vysya Bank Ltd. (The)	4,383	30,940
Kaveri Seed Co., Ltd.	5,328	28,889
Kotak Mahindra Bank Ltd.	1,116	13,078
KPIT Technologies Ltd.	21,169	39,521
L&T Finance Holdings Ltd.	78,014	106,921
Larsen & Toubro Ltd.	49,087	1,059,448
LIC Housing Finance Ltd.	57,450	500,293
Mahindra & Mahindra Financial Services Ltd.	53,402	293,158
Mahindra & Mahindra Ltd.	48,013	1,012,470
Manappuram Finance Ltd.	39,514	54,541
Mphasis Ltd.	17,602	137,210
MRF Ltd.	256	196,480
Muthoot Finance Ltd.	15,546	81,723
National Aluminium Co., Ltd.	84,641	57,652
NCC Ltd.	58,777	72,478
NIIT Technologies Ltd.	6,690	42,207
Oberoi Realty Ltd.	14,000	61,400
Oriental Bank of Commerce	14,300	26,955
PC Jeweller Ltd.	3,805	27,775
Persistent Systems Ltd.	4,682	45,287
Petronet LNG Ltd.	34,695	179,754
Piramal Enterprises Ltd.	6,642	183,558
Power Finance Corp., Ltd.	129,380	233,381
Prestige Estates Projects Ltd.	5,865	16,878
PTC India Ltd.	28,037	31,372
Ramco Cements Ltd. (The)	6,184	55,162
Raymond Ltd.	1,722	13,885
Redington India Ltd.	23,584	36,839
Reliance Capital Ltd.	8,971	73,676
Reliance Communications Ltd. *	167,238	116,675
Reliance Industries Ltd.	146,455	2,385,558
Reliance Industries Ltd., GDR ±	9,730	319,144
Reliance Power Ltd.	91,910	65,778
Rural Electrification Corp. Ltd.	58,727	106,067
Rural Electrification Corp. Ltd. §*	58,727	106,067
Shriram City Union Finance Ltd.	837	26,915
Shriram Transport Finance Co., Ltd.	20,278	355,733
Sintex Industries Ltd.	60,470	71,205
Sobha Ltd.	6,105	26,821
South Indian Bank Ltd. (The)	67,916	22,339
SRF Ltd.	2,665	71,050
State Bank of India	127,435	482,331
State Bank of India Ltd., GDR	2,800	104,300
Syndicate Bank *	19,381	21,337
Tata Chemicals Ltd.	12,834	100,814
Tata Global Beverages Ltd.	61,016	127,888
Tata Motors Ltd.	174,932	1,404,606
Tata Steel Ltd.	42,573	240,136
Tech Mahindra Ltd.	32,802	207,242
Tube Investments of India Ltd.	8,913	78,983
TV18 Broadcast Ltd. *	55,772	37,234
Union Bank of India	37,465	77,372
UPL Ltd.	59,946	607,743
VA Tech Wabag Ltd.	1,790	14,787
Vardhman Textiles Ltd.	3,096	49,618
Vedanta Ltd.	144,721	375,062
Vedanta Ltd., ADR	14,869	154,191
Videocon Industries Ltd. *	3,464	5,400
Wipro Ltd.	64,365	463,113
Wockhardt Ltd. *	4,111	54,336
Yes Bank Ltd.	28,049	529,257
Zensar Technologies Ltd.	1,122	16,831
		24,446,685
Indonesia — 3.3%
Adaro Energy Tbk PT	3,002,600	277,230
Adhi Karya Persero Tbk PT	265,600	48,028

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Agung Podomoro Land Tbk PT *	1,262,900	$27,869
Alam Sutera Realty Tbk PT *	2,593,800	91,819
Aneka Tambang Tbk PT *	1,015,016	63,774
Astra Agro Lestari Tbk PT	39,844	45,260
Astra International Tbk PT	256,400	162,080
Bank Bukopin Tbk PT	428,300	20,019
Bank CIMB Niaga Tbk PT *	54,229	3,449
Bank Danamon Indonesia Tbk PT	378,773	117,541
Bank Mandiri Tbk PT	1,289,800	1,106,870
Bank Negara Indonesia Persero Tbk PT	1,027,766	437,062
Bank Pan Indonesia Tbk PT *	967,400	61,153
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	649,700	80,148
Bank Pembangunan Daerah Jawa Timur Tbk PT	69,000	2,987
Bank Tabungan Negara Tbk PT	671,490	98,786
Bumi Serpong Damai Tbk PT	805,600	135,800
Ciputra Development Tbk PT	1,610,377	196,192
Eagle High Plantations Tbk PT *	1,380,100	19,986
Gajah Tunggal Tbk PT *	517,400	59,467
Garuda Indonesia Persero Tbk PT *	400,470	13,133
Global Mediacom Tbk PT	1,084,300	73,943
Gudang Garam Tbk PT	23,400	111,164
Hanson International Tbk PT *	6,335,700	67,964
Holcim Indonesia Tbk PT	308,000	24,426
Indah Kiat Pulp & Paper Corp., Tbk PT	344,500	26,000
Indo Tambangraya Megah Tbk PT	64,900	54,203
Indocement Tunggal Prakarsa Tbk PT	19,000	25,259
Indofood Sukses Makmur Tbk PT	802,500	534,959
Intiland Development Tbk PT	1,370,300	62,997
Japfa Comfeed Indonesia Tbk PT	565,400	75,164
Lippo Cikarang Tbk PT *	74,400	33,492
Lippo Karawaci Tbk PT	3,218,075	244,111
Medco Energi Internasional Tbk PT *	379,700	44,513
Mitra Adiperkasa Tbk PT *	51,800	18,258
MNC Investama Tbk PT *	4,910,300	54,555
Modernland Realty Tbk PT *	1,758,100	49,573
Multipolar Tbk PT *	1,293,500	35,482
Panin Financial Tbk PT *	2,998,200	43,419
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	844,800	96,772
Salim Ivomas Pratama Tbk PT	964,200	36,792
Semen Indonesia Persero Tbk PT	362,500	280,534
Sinar Mas Multiartha Tbk PT	7,500	4,669
Sri Rejeki Isman Tbk PT	996,900	15,888
Surya Semesta Internusa Tbk PT	1,030,600	43,827
Tambang Batubara Bukit Asam Persero Tbk PT	127,900	94,325
Tiga Pilar Sejahtera Food Tbk *	168,600	25,191
Timah Tbk PT	762,382	47,609
United Tractors Tbk PT	316,000	428,565
Vale Indonesia Tbk PT *	362,800	82,006
XL Axiata Tbk PT *	600,900	124,315
		5,928,628
Korea — 15.1%
Asiana Airlines, Inc. *	12,488	54,766
BNK Financial Group, Inc.	32,879	256,142
CJ E&M Corp.	1,328	91,640
CJ O Shopping Co., Ltd.	354	51,749
Daeduck Electronics Co.	3,845	26,917
Daeduck GDS Co., Ltd.	4,539	49,868
Daelim Industrial Co., Ltd.	2,608	196,307
Daesang Holdings Co., Ltd.	3,626	39,837
Daewoo Engineering & Construction Co., Ltd. *	18,273	105,522
Daewoo Shipbuilding & Marine Engineering Co., Ltd. §*	12,811	52,112
Daishin Securities Co., Ltd.	5,898	56,230
Daou Technology, Inc.	2,100	41,376
DGB Financial Group, Inc.	17,620	144,467
Dong Ah Tire & Rubber Co., Ltd.	1,550	35,114
Dongkuk Steel Mill Co., Ltd. *	5,154	36,970
Doosan Corp.	1,027	94,182
Doosan Heavy Industries & Construction Co., Ltd.	4,983	116,957
Doosan Infracore Co., Ltd. *	15,071	107,968
E-Mart Co., Ltd.	2,029	290,160
Eugene Corp.	10,995	52,811
GS Engineering & Construction Corp. *	5,034	134,152
GS Holdings Corp.	7,204	349,947
Halla Holdings Corp.	930	57,083
Hana Financial Group, Inc.	24,268	613,668
Handsome Co., Ltd.	1,970	72,622
Hanil Cement Co., Ltd.	309	21,239
Hanjin Kal Corp.	5,540	94,065
Hanjin Transportation Co., Ltd.	2,144	53,924
Hankook Tire Co., Ltd.	3,921	211,474
Hansol Holdings Co., Ltd. *	10,320	63,999
Hansol Paper Co., Ltd.	437	8,174
Hanwha Chem Corp.	11,983	263,303
Hanwha Corp.	5,740	182,673
Hanwha General Insurance Co., Ltd.	4,793	28,375
Hanwha Investment & Securities Co., Ltd. *	18,065	38,136
Hanwha Life Insurance Co., Ltd.	31,650	165,528
Hanwha Techwin Co., Ltd.	389	22,464
Humax Co., Ltd.	1,390	18,300
Hy-Lok Corp.	918	18,087
Hyosung Corp.	952	112,371
Hyundai Department Store Co., Ltd.	1,876	201,849
Hyundai Engineering & Construction Co., Ltd.	8,648	308,198
Hyundai Greenfood Co., Ltd.	2,006	29,325
Hyundai Heavy Industries Co., Ltd. *	3,494	437,801
Hyundai Home Shopping Network Corp.	351	38,881
Hyundai Hy Communications & Networks Co., Ltd.	3,997	13,047
Hyundai Marine & Fire Insurance Co., Ltd.	2,703	88,967
Hyundai Mobis Co., Ltd.	1,845	460,685
Hyundai Motor Co.	20,465	2,517,826
Hyundai Rotem Co., Ltd. *	2,813	52,615
Hyundai Securities Co.	14,989	97,309
Hyundai Steel Co.	10,195	470,246
Hyundai Wia Corp.	2,160	169,842
Ilshin Spinning Co., Ltd.	296	33,595
Industrial Bank of Korea	31,915	346,288
Interpark Holdings Corp.	7,348	33,693
JB Financial Group Co., Ltd.	10,318	55,555
KB Capital Co., Ltd.	980	23,402
KB Financial Group, Inc.	205	7,045
KB Financial Group, Inc., ADR	29,675	1,015,182
KB Insurance Co., Ltd.	5,730	141,774
KCC Corp.	454	163,034
KH Vatec Co., Ltd.	2,458	27,563
Kia Motors Corp.	35,167	1,345,884
KISWIRE Ltd.	840	29,669
Kolon Industries, Inc.	1,927	145,048
Korea Investment Holdings Co., Ltd.	4,714	174,418
Korea Line Corp. *	3,081	58,747
Korean Air Lines Co., Ltd. *	4,632	146,991

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Korean Reinsurance Co.	9,715	$102,765
Kumho Tire Co., Inc. *	5,182	53,168
Kwangju Bank	1,074	9,196
LF Corp.	2,480	49,877
LG Chem Ltd.	384	84,202
LG Corp.	9,426	553,741
LG Display Co., Ltd.	4,160	106,139
LG Display Co., Ltd., ADR	59,795	760,592
LG Electronics, Inc.	16,524	718,663
LG Hausys Ltd.	591	56,344
LG Innotek Co., Ltd.	1,536	109,201
LG International Corp.	3,030	96,016
LG Uplus Corp.	23,635	252,155
Lotte Chemical Corp.	1,077	291,411
Lotte Chilsung Beverage Co., Ltd.	56	81,355
Lotte Confectionery Co., Ltd.	640	102,274
LOTTE Fine Chemicals Co., Ltd.	2,019	57,654
Lotte Food Co., Ltd.	93	58,011
LOTTE Himart Co., Ltd.	1,781	71,638
Lotte Shopping Co., Ltd.	1,031	193,310
LS Corp.	2,043	107,961
Mando Corp.	264	59,207
Mirae Asset Daewoo Co., Ltd.	16,086	114,071
Mirae Asset Securities Co., Ltd.	6,038	124,724
Namyang Dairy Products Co., Ltd.	26	16,265
NH Investment & Securities Co., Ltd.	11,342	102,674
NHN Entertainment Corp. *	1,327	71,932
Nong Shim Co., Ltd.	284	80,970
Nong Shim Holdings Co., Ltd.	185	18,393
OCI Co., Ltd. *	2,081	176,668
Pan Ocean Co., Ltd. *	15,780	55,234
Poongsan Corp.	2,070	63,621
Posco Daewoo Corp.	4,166	92,674
POSCO, ADR	24,951	1,274,497
S&T Dynamics Co., Ltd.	1,950	16,431
S&T Motiv Co., Ltd.	169	7,304
S-Oil Corp.	2,353	173,481
Samsung Card Co., Ltd.	3,348	152,299
Samsung Electro-Mechanics Co., Ltd.	7,179	318,748
Samsung Electronics Co., Ltd.	371	538,301
Samsung Heavy Industries Co., Ltd. *	14,688	124,962
Samsung Life Insurance Co., Ltd.	5,872	562,488
Samsung SDI Co., Ltd.	3,484	303,685
Samsung Securities Co., Ltd.	5,314	166,945
Samyang Corp.	295	27,187
Samyang Holdings Corp.	471	57,947
SeAH Besteel Corp.	1,570	35,709
SeAH Steel Corp.	130	7,543
Sebang Co., Ltd.	1,306	19,092
Sebang Global Battery Co., Ltd.	589	19,814
Shinhan Financial Group Co., Ltd.	12,732	464,148
Shinhan Financial Group Co., Ltd., ADR	24,410	889,500
Shinsegae Co., Ltd.	895	147,494
SK Chemicals Co., Ltd.	1,571	96,427
SK Gas Co., Ltd.	594	55,821
SK Holdings Co., Ltd.	1,525	293,549
SK Hynix, Inc.	34,573	1,261,937
SK Innovation Co., Ltd.	9,281	1,360,949
SK Networks Co., Ltd.	13,860	84,191
SKC Co., Ltd.	3,360	86,338
SL Corp.	532	7,946
Ssangyong Cement Industrial Co., Ltd. *	3,374	49,935
Sung Kwang Bend Co., Ltd.	4,581	36,853
Sungwoo Hitech Co., Ltd.	5,817	42,148
Taekwang Industrial Co., Ltd.	36	27,392
Taeyoung Engineering & Construction Co., Ltd. *	5,008	25,328
Tongyang Life Insurance Co., Ltd.	3,790	39,058
Tongyang, Inc.	18,180	47,788
Unid Co., Ltd.	1,035	42,195
Woori Bank	18,734	193,914
Woori Bank, ADR	3,083	96,960
Young Poong Corp.	19	18,200
Youngone Holdings Co., Ltd.	263	14,185
Yuanta Securities Korea Co., Ltd. *	9,125	27,549
		27,173,502
Malaysia — 3.3%
Affin Holdings Bhd	65,370	34,617
AirAsia Bhd	212,600	143,430
Alliance Financial Group Berhad	167,400	150,581
AMMB Holdings Berhad	305,987	302,621
Batu Kawan Berhad	18,800	81,919
Berjaya Corp. Berhad	442,500	35,845
Berjaya Land Berhad *	215,200	33,304
Boustead Holdings Berhad	114,039	59,563
Boustead Plantations Bhd	11,600	4,151
Bumi Armada Bhd *	491,700	83,228
Cahya Mata Sarawak Bhd	22,500	20,675
CIMB Group Holdings Bhd	346,272	394,376
Coastal Contracts Bhd	55,400	20,228
DRB-Hicom Berhad	191,500	67,144
Eco World Development Group Bhd *	61,000	19,175
Felda Global Ventures Holdings Bhd	258,800	146,437
Genting Bhd	374,800	718,695
Genting Malaysia Bhd	280,700	308,835
HAP Seng Consolidated Berhad	63,500	118,232
Hap Seng Plantations Holdings Berhad	19,600	11,375
Hong Leong Financial Group Berhad	35,521	132,447
Hong Leong Industries Bhd	9,900	22,144
IJM Corp. Berhad	421,460	327,140
IOI Properties Group Bhd	132,900	80,020
Jaya Tiasa Holdings Bhd	54,200	17,300
KNM Group Bhd *	258,360	25,302
KSL Holdings Bhd	91,419	24,538
Mah Sing Group Bhd	205,885	80,651
Malayan Banking Bhd	33,469	60,698
Malaysia Airports Holdings Bhd	102,400	161,938
Malaysia Building Society Bhd	78,200	17,680
Malaysian Resources Corp. Bhd	168,400	52,937
Media Prima Bhd	105,700	33,738
MISC Berhad	145,020	264,757
MMC Corp. Berhad	137,800	75,972
Multi-Purpose Holdings Bhd	86,100	47,053
Oriental Holdings Berhad	23,560	39,651
OSK Holdings Berhad	49,637	18,964
Parkson Holdings Bhd *	87,151	16,438
Pos Malaysia Berhad	21,200	19,736
PPB Group Berhad	25,900	101,333
Press Metal Bhd	75,200	78,009
RHB Capital Berhad	130,771	147,040
SapuraKencana Petroleum Bhd *	564,500	214,307
Selangor Properties Bhd	6,500	7,152
SP Setia Bhd Group	93,775	79,138
Star Publications Malaysia Bhd	2,200	1,335
Sunway Bhd	110,600	82,907
Sunway Construction Group Bhd	15,860	6,251
Supermax Corp. Bhd	71,200	37,533
Ta Ann Holdings Bhd	33,360	28,879
TA Enterprise Bhd	140,200	16,442

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
TA Global Berhad	55,560	$3,023
TAN Chong Motor Holdings Bhd	9,600	4,480
Time dotCom Bhd	57,980	113,142
UEM Sunrise Bhd	225,600	64,371
UMW Holdings Bhd	75,700	106,718
UMW Oil & Gas Corp. Bhd *	110,500	23,781
Unisem M Bhd	81,900	49,906
UOA Development Bhd	99,100	59,908
Wah Seong Corp. Bhd	3,573	756
WCT Holdings Bhd	158,992	61,898
YTL Corp. Berhad	851,809	368,695
		5,930,539
Mexico — 5.1%
Alfa SAB de CV, Class A	316,744	493,336
Alpek SA de CV	61,784	104,706
Axtel SAB de CV *	61,878	14,297
Cemex SAB de CV *	952,873	756,313
Cemex SAB de CV, ADR *	54,111	429,641
Coca-Cola Femsa SAB de CV, ADR	1,151	86,325
Coca-Cola Femsa SAB de CV, Series L	44,671	335,187
Consorcio ARA SAB de CV	33,090	11,553
Credito Real SAB de CV SOFOM ER	20,141	34,590
Fomento Economico Mexicano SAB de CV	46,223	425,452
Fomento Economico Mexicano SAB de CV, ADR	7,148	657,902
Genomma Lab Internacional SAB de CV, Series B *	44,630	46,449
Grupo Aeromexico SAB de CV *	5,400	9,817
Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,914	371,713
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,460	213,773
Grupo Carso SAB de CV, Series A	47,917	192,165
Grupo Comercial Chedraui SA de CV	54,670	119,407
Grupo Elektra SAB de CV	5,444	70,279
Grupo Financiero Banorte SAB de CV	238,187	1,250,406
Grupo Financiero Inbursa SA	165,066	260,499
Grupo Financiero Interacciones SA de CV	16,197	76,433
Grupo Financiero Santander Mexico SAB de CV, Class B	230,955	405,219
Grupo Herdez SAB de CV	24,163	52,539
Grupo Mexico SAB de CV, Series B	579,771	1,417,901
Grupo Sanborns SAB de CV	49,041	55,491
Grupo Simec SAB de CV, Series B §*	9,186	28,435
Industrias Bachoco SAB de CV, ADR @	1,639	82,212
Industrias Bachoco SAB de CV, Series B	3,309	13,828
Industrias CH SAB de CV, Series B *	9,563	42,499
Industrias Penoles SAB de CV	16,671	398,940
La Comer SAB de CV *	37,216	34,357
Megacable Holdings SAB de CV	1,300	4,993
Mexichem SAB de CV	118,938	265,789
Minera Frisco SAB de CV, Class A1 *	20,406	14,208
OHL Mexico SAB de CV *	97,166	128,938
Organizacion Cultiba SAB de CV	907	1,022
Organizacion Soriana SAB de CV, Class B *	103,520	254,666
TV Azteca SAB de CV	219,826	35,032
		9,196,312
Philippines — 1.5%
Alliance Global Group, Inc.	479,100	157,082
Bank of the Philippine Islands	41,850	90,613
BDO Unibank, Inc.	196,550	445,019
Bloomberry Resorts Corp. *	110,000	10,343
Cebu Air, Inc.	23,560	54,898
China Banking Corp.	9,504	7,447
Cosco Capital, Inc.	170,500	29,146
DMCI Holdings, Inc.	47,300	11,763
Emperador, Inc.	147,300	22,021
Energy Development Corp.	306,100	37,304
Filinvest Land, Inc.	1,435,000	54,151
First Philippine Holdings Corp.	33,750	50,700
JG Summit Holdings, Inc.	355,780	546,564
Lopez Holdings Corp.	414,200	70,720
LT Group, Inc.	220,200	69,472
Megaworld Corp.	1,270,700	123,677
Metropolitan Bank & Trust	38,258	67,294
Petron Corp.	421,800	88,544
Philippine National Bank	30,748	36,965
Premium Leisure Corp.	846,000	17,794
Rizal Commercial Banking Corp.	34,780	25,747
Robinsons Land Corp.	319,900	204,493
Robinsons Retail Holdings, Inc.	22,800	35,285
San Miguel Corp.	67,120	112,939
Security Bank Corp.	54,470	271,367
Top Frontier Investment Holdings, Inc. *	8,630	40,396
Travellers International Hotel Group, Inc.	183,800	12,469
Union Bank of the Philippines	2,590	3,918
Vista Land & Lifescapes, Inc.	975,500	108,422
		2,806,553
Poland — 1.4%
Asseco Poland SA	17,044	248,312
Bank Millennium SA *	77,307	113,416
Enea SA *	36,048	80,224
Grupa Azoty SA	5,997	96,638
Grupa Lotos SA *	18,791	139,806
Kernel Holding SA	8,100	125,231
KGHM Polska Miedz SA	18,104	352,715
Lubelski Wegiel Bogdanka SA *	963	14,320
Netia SA	36,890	47,079
Orbis SA	1,581	32,043
PGE SA	157,586	418,290
PKP Cargo SA *	3,933	39,084
Polski Koncern Naftowy Orlen SA	31,338	532,776
Powszechna Kasa Oszczednosci Bank Polski SA	37,756	257,802
		2,497,736
Russia — 2.0%
Gazprom PAO, ADR	452,435	1,904,751
Lukoil PJSC, ADR	6,868	334,403
Lukoil PJSC, ADR	24,100	1,174,393
Magnitogorsk Iron & Steel OJSC, GDR	11,936	70,780
Magnitogorsk Iron & Steel Works, GDR	2,645	15,685
RusHydro PJSC, ADR	95,640	113,812
		3,613,824
South Africa — 8.5%
Aeci Ltd.	22,951	173,606
African Bank Investments Ltd. §*	72,611	307
African Rainbow Minerals Ltd.	16,931	101,629
Alexander Forbes Group Holdings Ltd.	51,455	24,185
Anglo American Platinum Ltd. *	4,530	127,570
AngloGold Ashanti Ltd., ADR *	37,948	604,132
ArcelorMittal South Africa Ltd. *	23,974	15,549
Aveng Ltd. *	43,063	21,622
Barclays Africa Group Ltd.	64,216	706,622
Barloworld Ltd.	39,661	240,668
Bid Corp., Ltd.	5,021	94,822
Bidvest Group Ltd. (The)	5,021	59,121

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa (Continued)
Blue Label Telecoms Ltd.	3,193	$4,421
Caxton & CTP Publishers & Printers Ltd.	18,814	18,920
Clover Industries Ltd.	8,698	12,487
Consolidated Infrastructure Group Ltd. *	7,227	13,582
DataTec Ltd.	33,031	116,743
Exxaro Resources Ltd. @	11,721	72,269
Gold Fields Ltd., ADR	163,422	792,597
Grindrod Ltd.	36,236	30,420
Group Five Ltd.	12,182	24,564
Harmony Gold Mining Co., Ltd., ADR @	55,043	192,100
Hudaco Industries Ltd.	1,852	13,861
Impala Platinum Holdings Ltd. *	77,694	393,495
Imperial Holdings Ltd.	38,000	462,757
Investec Ltd.	36,632	225,224
KAP Industrial Holdings Ltd.	93,894	51,181
Kumba Iron Ore Ltd. *	3,882	35,062
Lewis Group Ltd. @	12,796	38,204
Liberty Holdings Ltd.	21,825	185,463
Metair Investments Ltd.	9,021	13,148
Mmi Holdings Ltd.	165,787	270,623
Mondi Ltd.	15,688	329,902
Mpact Ltd.	8,681	21,009
MTN Group Ltd.	173,458	1,484,742
Murray & Roberts Holdings Ltd.	41,444	33,614
Nampak Ltd.	66,852	94,706
Nedbank Group Ltd.	27,286	442,124
Northam Platinum Ltd. *	41,788	158,016
Omnia Holdings Ltd.	11,411	140,549
Raubex Group Ltd.	16,897	30,217
RCL Foods Ltd.	15,951	16,971
Reunert Ltd.	18,781	83,623
Royal Bafokeng Platinum Ltd. *	4,240	15,838
Sanlam Ltd.	24,759	115,112
Sappi Ltd. *	53,106	274,770
Sappi Ltd., ADR @*	44,800	232,960
Sasol Ltd. @	25,120	688,294
Sasol Ltd., ADR	48,002	1,311,415
Sibanye Gold Ltd.	101,669	366,446
Sibanye Gold Ltd., ADR	7,156	101,114
Standard Bank Group Ltd.	196,803	2,017,437
Steinhoff International Holdings NV	260,553	1,491,451
Super Group Ltd. *	62,586	193,699
Telkom SA SOC Ltd.	55,054	242,683
Tongaat Hulett Ltd.	20,152	173,361
Trencor Ltd.	21,056	51,710
Wilson Bayly Holmes-Ovcon Ltd.	6,827	76,665
		15,325,382
Taiwan — 15.0%
A-DATA Technology Co., Ltd.	20,000	31,839
Ability Enterprise Co., Ltd.	25,195	13,102
AcBel Polytech, Inc.	46,000	35,074
Acer, Inc. *	332,884	154,519
Alpha Networks, Inc.	25,200	15,556
Altek Corp.	23,905	17,693
Ambassador Hotel (The)	20,000	15,696
AmTRAN Technology Co., Ltd.	99,360	76,393
Ardentec Corp.	61,092	46,581
Asia Cement Corp.	210,269	183,802
Asia Optical Co., Inc. *	41,000	39,763
Asia Pacific Telecom Co., Ltd. *	92,000	30,524
Asia Polymer Corp.	26,775	15,290
Asia Vital Components Co., Ltd.	53,000	41,256
Asustek Computer, Inc.	76,000	677,673
AU Optronics Corp.	868,000	318,451
AU Optronics Corp., ADR	73,574	268,545
BES Engineering Corp.	229,000	40,108
Capital Securities Corp.	239,661	62,390
Career Technology MFG. Co., Ltd.	39,000	25,568
Casetek Holdings Ltd.	16,000	58,190
Cathay Financial Holding Co., Ltd.	704,000	900,620
Cathay Real Estate Development Co., Ltd. *	100,000	46,897
Chang Hwa Commercial Bank Ltd.	568,824	291,258
Cheng Loong Corp.	114,000	41,460
Cheng Uei Precision Industry Co., Ltd.	62,543	77,916
Chia Hsin Cement Corp.	22,000	6,317
Chin-Poon Industrial Co., Ltd.	55,000	122,474
China Airlines Ltd.	422,111	125,911
China Bills Finance Corp.	110,000	44,041
China Development Financial Holding Corp.	1,191,468	304,086
China Life Insurance Co., Ltd.	534,508	488,544
China Metal Products	31,000	30,164
China Motor Corp.	71,195	53,943
China Steel Corp.	1,111,800	783,869
China Synthetic Rubber Corp.	61,261	49,739
Chipbond Technology Corp.	97,000	142,040
Chung Hung Steel Corp. *	105,000	22,879
Chung Hwa Pulp Corp.	79,367	22,636
Chung-Hsin Electric & Machinery Manufacturing Corp.	87,000	49,127
Clevo Co.	71,000	66,480
CMC Magnetics Corp. *	288,337	36,151
Compal Electronics, Inc.	648,000	400,019
Compeq Manufacturing Co., Ltd.	118,000	60,232
Continental Holdings Corp.	42,000	13,466
Coretronic Corp.	64,800	70,391
CSBC Corp.	67,240	29,066
CTBC Financial Holding Co., Ltd.	1,589,149	922,701
D-Link Corp. *	77,112	27,676
Dynapack International Technology Corp.	23,000	30,854
E Ink Holdings, Inc.	82,000	63,046
E.Sun Financial Holding Co., Ltd.	965,442	549,780
Elite Semiconductor Memory Technology, Inc.	45,000	50,964
Elitegroup Computer Systems Co., Ltd.	58,877	24,606
Entie Commercial Bank Co., Ltd.	45,000	18,448
Epistar Corp. *	128,828	97,405
Eternal Materials Co., Ltd.	40,046	43,118
Eva Airways Corp.	276,728	126,245
Evergreen International Storage & Transport Corp.	54,000	22,223
Evergreen Marine Corp. Taiwan Ltd. *	220,794	85,231
Everlight Electronics Co., Ltd.	41,000	65,662
Far Eastern Department Stores Ltd.	134,220	72,365
Far Eastern International Bank	301,174	86,090
Far Eastern New Century Corp.	442,338	330,919
Farglory Land Development Co., Ltd.	51,721	61,464
Federal Corp.	75,590	32,797
Feng Hsin Iron & Steel Co.	63,000	82,103
First Financial Holding Co., Ltd.	923,744	490,671
Formosa Chemicals & Fibre Corp.	87,000	233,976
Formosa Taffeta Co., Ltd.	67,000	63,483
Formosan Rubber Group, Inc.	61,200	29,579
Foxconn Technology Co., Ltd.	114,127	334,238
Fubon Financial Holding Co., Ltd.	963,211	1,422,745
Gemtek Technology Corp.	47,000	28,414
Genius Electronic Optical Co., Ltd. *	9,000	15,016
Getac Technology Corp.	45,000	52,400
Gigabyte Technology Co., Ltd.	52,000	69,011

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Gigastorage Corp. *	77,000	$56,254
Gintech Energy Corp. *	51,762	35,504
Gloria Material Technology Corp.	28,392	16,032
Goldsun Building Materials Co., Ltd.	193,953	47,211
Grand Pacific Petrochemical	168,000	84,682
Great Wall Enterprise Co., Ltd.	66,300	57,320
Greatek Electronics, Inc.	33,000	42,006
Green Energy Technology, Inc. *	40,149	23,119
HannStar Display Corp. *	443,770	99,526
Hey Song Corp.	19,750	20,320
Ho Tung Chemical Corp. *	105,013	24,490
Holy Stone Enterprise Co., Ltd.	18,200	18,493
Hon Hai Precision Industry Co., Ltd.	637,335	1,606,274
HTC Corp. *	64,000	177,837
Hua Nan Financial Holdings Co., Ltd.	638,091	326,725
Huaku Development Co., Ltd.	27,000	46,772
Hung Poo Real Estate Development Corp.	21,000	17,620
Hung Sheng Construction Co., Ltd.	66,000	35,795
Ichia Technologies, Inc. *	72,000	31,928
Innolux Corp.	1,455,757	492,288
Inotera Memories, Inc. *	434,000	382,141
Inventec Co., Ltd.	364,282	297,511
ITEQ Corp.	20,000	20,003
Jih Sun Financial Holdings Co., Ltd.	235,822	49,278
KEE TAI Properties Co., Ltd.	99,000	33,952
Kindom Construction Corp.	42,000	21,103
King Yuan Electronics Co., Ltd.	185,100	164,459
King's Town Bank Co., Ltd.	103,000	86,914
Kinpo Electronics	230,000	89,152
Kinsus Interconnect Technology Corp.	44,000	102,611
Kuoyang Construction Co., Ltd.	39,000	16,921
LCY Chemical Corp.	61,000	74,826
Lealea Enterprise Co., Ltd.	109,406	29,493
Lextar Electronics Corp.	40,000	18,248
Li Peng Enterprise Co., Ltd. *	91,245	22,269
Lien Hwa Industrial Corp.	66,975	44,870
Lite-On Technology Corp.	302,874	435,776
Long Chen Paper Co., Ltd.	77,000	37,093
Lotes Co., Ltd.	12,000	32,005
Macronix International *	577,044	77,134
Masterlink Securities Corp.	120,725	32,121
Mega Financial Holding Co., Ltd.	1,052,850	740,628
Mercuries & Associates Holdings Ltd.	28,350	17,184
Mercuries Life Insurance Co., Ltd.	77,306	36,624
Micro-Star International Co., Ltd.	52,374	136,175
Mitac Holdings Corp.	48,059	49,522
Motech Industries, Inc. *	34,000	34,385
Nan Ya Printed Circuit Board Corp.	24,200	19,764
Neo Solar Power Corp. *	91,849	47,616
Nien Hsing Textile Co., Ltd.	19,358	14,760
OptoTech Corp.	72,000	29,746
Oriental Union Chemical Corp. *	58,000	36,359
Pan-International Industrial	34,380	32,082
Pegatron Corp.	258,249	664,046
POU Chen Corp.	146,133	205,595
Powertech Technology, Inc.	107,000	277,523
President Securities Corp.	104,825	38,458
Prince Housing & Development Corp.	148,970	48,713
Qisda Corp.	315,400	133,825
Radiant Opto-Electronics Corp.	54,000	87,687
Radium Life Tech Co., Ltd. *	99,488	31,644
Realtek Semiconductor Corp.	19,000	62,433
Rich Development Co., Ltd.	120,978	34,504
Ritek Corp. *	117,247	23,827
Ruentex Development Co., Ltd. *	43,097	52,453
Sampo Corp.	62,000	34,812
Sanyang Industry Co., Ltd.	24,573	16,306
Shihlin Electric & Engineering Corp.	27,000	35,144
Shin Kong Financial Holding Co., Ltd. *	881,813	193,830
Shin Zu Shing Co., Ltd.	16,000	52,831
Shining Building Business Co., Ltd. *	64,900	22,258
Shinkong Synthetic Fibers Corp.	186,151	50,479
Sigurd Microelectronics Corp.	53,000	39,650
Sincere Navigation Corp.	27,000	15,763
Sino-American Silicon Products, Inc.	93,000	97,315
SinoPac Financial Holdings Co., Ltd.	1,104,571	325,957
Sirtec International Co., Ltd.	15,000	18,472
Solar Applied Materials Technology Co. §*	25,000	6,979
Synnex Technology International Corp.	111,300	123,211
Systex Corp.	20,000	33,689
TA Chen Stainless Pipe Co., Ltd. *	84,918	43,752
Taichung Commercial Bank Co., Ltd.	178,605	50,712
Taiflex Scientific Co., Ltd.	37,740	38,949
Tainan Spinning Co., Ltd.	142,427	56,343
Taishin Financial Holding Co., Ltd.	865,647	321,730
Taiwan Business Bank	466,276	118,557
Taiwan Cement Corp.	464,772	528,596
Taiwan Cogeneration Corp.	19,000	14,063
Taiwan Cooperative Financial Holding Co., Ltd.	565,482	249,858
Taiwan Fertilizer Co., Ltd.	87,000	116,572
Taiwan Glass Industrial Corp. *	169,321	79,676
Taiwan Hon Chuan Enterprise Co., Ltd.	36,925	57,545
Taiwan PCB Techvest Co., Ltd.	7,000	7,503
Taiwan Styrene Monomer	46,000	23,333
Taiwan Surface Mounting Technology Co., Ltd.	27,518	23,132
Taiwan Union Technology Corp.	46,000	54,885
Tatung Co., Ltd. *	323,784	80,157
Teco Electric & Machinery Co., Ltd.	247,000	212,758
Test Rite International Co., Ltd.	36,000	22,108
Ton Yi Industrial Corp.	120,000	53,405
Tong Hsing Electronic Industries Ltd.	17,000	64,268
Tong Yang Industry Co., Ltd.	2,921	6,933
TPK Holding Co., Ltd. *	35,000	57,169
Tripod Technology Corp.	57,000	126,745
TSRC Corp.	90,000	82,978
Tung Ho Steel Enterprise Corp.	119,000	70,613
TXC Corp.	56,000	77,089
U-Ming Marine Transport Corp.	47,000	33,587
Unimicron Technology Corp.	197,000	83,274
Union Bank of Taiwan	147,593	41,436
Unitech Printed Circuit Board Corp.	92,000	29,644
United Microelectronics Corp.	2,099,513	773,616
Universal Cement Corp.	45,472	35,614
UPC Technology Corp.	127,125	42,381
USI Corp.	127,000	57,128
Wah Lee Industrial Corp.	25,000	36,249
Walsin Lihwa Corp. *	385,000	127,738
Wan Hai Lines Ltd.	133,650	67,794
Wei Chuan Foods Corp. *	41,000	23,282
Win Semiconductors Corp.	36,699	107,713
Winbond Electronics Corp.	389,000	125,342
Wisdom Marine Lines Co., Ltd. *	50,067	49,835
Wistron Corp.	407,601	302,981
WPG Holdings Ltd.	231,000	273,408
WT Microelectronics Co., Ltd.	63,751	87,556
Yageo Corp.	66,578	138,273
Yang Ming Marine Transport Corp. *	189,365	42,893
YFY, Inc.	150,385	44,186

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Yieh Phui Enterprise Co., Ltd. *	143,105	$48,622
Yuanta Financial Holding Co., Ltd.	1,088,815	389,042
Yulon Motor Co., Ltd.	111,272	97,798
Zhen Ding Technology Holding Ltd.	44,000	96,435
		27,026,550
Thailand — 3.0%
AP Thailand PCL	308,500	64,549
Asia Aviation PCL *	299,900	61,884
Bangchak Petroleum PCL	74,000	65,137
Bangkok Bank PCL, ADR	23,100	108,333
Bangkok Insurance PCL	2,100	20,788
Bangkokland PCL	1,039,700	48,009
Banpu PCL	178,550	80,901
Charoen Pokphand Foods PCL	472,600	433,046
Esso Thailand PCL *	67,600	11,511
Hana Microelectronics PCL	43,900	40,226
Indorama Ventures PCL	183,200	149,362
IRPC PCL	1,153,000	162,385
Kiatnakin Bank PCL	58,000	88,716
Krung Thai Bank PCL	560,075	284,483
MBK PCL	15,500	6,844
Precious Shipping PCL *	87,600	15,169
PTT Exploration & Production PCL	291,500	681,429
PTT Global Chemical PCL	194,328	329,488
PTT PCL	215,000	2,103,463
Quality Houses PCL	280,800	19,774
Sansiri PCL	950,800	47,746
Thai Airways International PCL *	164,800	112,245
Thai Oil PCL	109,500	216,472
Thaicom PCL	48,300	28,855
Thanachart Capital PCL	81,200	94,909
Thoresen Thai Agencies PCL	166,348	43,447
Tisco Financial Group PCL	22,000	33,333
TMB Bank PCL	278,300	17,027
TPI Polene PCL	1,068,700	74,639
Vinythai PCL	42,500	12,143
		5,456,313
Turkey — 1.6%
Akbank TAS	197,205	528,333
Aksa Akrilik Kimya Sanayii	9,237	25,116
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,559	51,822
Dogan Sirketler Grubu Holding AS *	220,612	58,810
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	6,870	9,020
Eregli Demir ve Celik Fabrikalari TAS	113,536	156,249
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	116,190	49,171
KOC Holding AS	37,195	159,761
Koza Altin Isletmeleri AS *	2,999	16,919
Koza Anadolu Metal Madencilik Isletmeleri AS *	13,776	7,942
Sekerbank TAS *	54,778	21,174
Selcuk Ecza Deposu Ticaret ve Sanayi AS	11,784	11,152
Tekfen Holding AS	26,275	67,592
Trakya Cam Sanayi AS	56,975	47,273
Turk Hava Yollari *	102,444	175,462
Turk Sise ve Cam Fabrikalari AS	136,525	144,668
Turkiye Garanti Bankasi AS	153,742	407,281
Turkiye Halk Bankasi AS	84,162	255,767
Turkiye Is Bankasi	215,333	340,830
Turkiye Sinai Kalkinma Bankasi AS	86,052	38,137
Turkiye Vakiflar Bankasi TAO	90,420	138,297
Yapi ve Kredi Bankasi AS *	100,385	122,763
		2,833,539
TOTAL COMMON STOCKS
(Identified Cost $187,900,160)		175,265,454

PREFERRED STOCKS — 2.6%
Brazil — 2.5%
Alpargatas SA, 7.480%	5,400	16,040
Banco ABC Brasil SA, 7.120%	16,000	66,418
Banco Bradesco SA, 4.600%	77,479	706,856
Banco do Estado do Rio Grande do Sul SA, PF B, 10.740%	22,800	73,332
Cia Brasileira de Distribuicao, 2.550%	28,643	467,673
Marcopolo SA, 0.058% *	88,210	84,897
Petroleo Brasileiro SA, 0.998% *	395,307	1,649,468
Suzano Papel e Celulose SA, PF A, 2.330%	55,800	179,643
Usinas Siderurgicas de Minas Gerais SA, PF A, 1.910% *	44,812	48,640
Vale SA, 8.000%	242,019	1,146,040
		4,439,007
Colombia — 0.1%
Avianca Holdings SA, 2.500%	41,262	33,916
Grupo Argos SA, 1.430%	8,921	55,135
Grupo de Inversiones Suramericana SA, 1.120%	9,873	127,720
		216,771
Korea — 0.0%
Hanwha Corp. §*	1,483	5,049
TOTAL PREFERRED STOCKS
(Identified Cost $5,765,632)		4,660,827

RIGHTS AND WARRANTS — 0.0%
Brazil — 0.0%
Aliansce Shopping Centers SA expires 10/13/16 *	3,347	442
Korea — 0.0%
Asiana Airlines, Inc. expires 11/3/16 §*	1,702	—
Samsung Heavy Industries Co., Ltd. expires 11/8/16 §*	9,119	18,216
		18,216
Thailand — 0.0%
Banpu PCL expires 10/13/16 §*	12,538	5,026
TOTAL RIGHTS AND WARRANTS
(Identified Cost $34,254)		23,684

SHORT-TERM INVESTMENTS — 1.7%
Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, 0.020%	123,005	123,005
Collateral For Securities On Loan — 1.6%
State Street Navigator Securities Lending Prime Portfolio	2,978,438	2,978,438
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,101,443)		3,101,443

Total Investments — 101.5%
(Identified Cost $196,801,489)#		183,051,408

Liabilities, Less Cash and Other Assets — (1.5%)		(2,737,663)
Net Assets — 100.0%		$180,313,745

†	See Note 1
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of September 30, 2016, the market value of the securities on loan was $3,124,622.

See notes to schedules of investments

§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
~	Bankrupt/delisted security
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2016 amounted to $319,144 or 0.18% of the net assets of the Fund.
#	At September 30, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $196,801,489. Net unrealized depreciation aggregated $13,750,081 of which $19,865,564 related to appreciated investment securities and $33,615,645 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt

See notes to schedules of investments

SA Emerging Markets Value Fund

September 30, 2016
Country Weightings (% of portfolio market value)+ (Unaudited)

Country	Percentage
China	15.1%
Korea	15.1%
Taiwan	15.0%
India	13.6%
Brazil	8.7%
South Africa	8.5%
Mexico	5.1%
Malaysia	3.3%
Indonesia	3.3%
Other	12.3%
100.0%

+	Excludes Short-Term Investments

SA Emerging Markets Value Fund

Ten largest industry holdings as of September 30, 2016
(As a percentage of net assets) (Unaudited):

Industry	Percentage
Commercial Banks	23.5%
Oil, Gas & Consumable Fuels	15.1%
Metals & Mining	7.7%
Electronic Equipment, Instruments & Components	3.9%
Automobiles	3.9%
Industrial Conglomerates	3.0%
Real Estate Management & Development	2.9%
Chemicals	2.7%
Computers & Peripherals	2.6%
Semiconductors & Semiconductor Equipment	2.5%

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2016 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.3%
Real Estate Investment Trusts (REITs) — 99.3%
Acadia Realty Trust @	17,192	$623,038
Agree Realty Corp. @	5,009	247,645
Alexander's, Inc.	547	229,521
Alexandria Real Estate Equities, Inc. @	17,452	1,898,254
American Assets Trust, Inc.	8,567	371,636
American Campus Communities, Inc.	27,869	1,417,696
American Homes 4 Rent., Class A	31,890	690,100
Apartment Investment & Management Co., Class A	35,381	1,624,342
Apple Hospitality REIT, Inc.	5,257	97,307
Ashford Hospitality Prime, Inc.	7,756	109,360
Ashford Hospitality Trust, Inc.	24,998	147,238
AvalonBay Communities, Inc.	30,117	5,356,007
Bluerock Residential Growth REIT, Inc.	3,300	42,900
Boston Properties, Inc.	33,591	4,578,117
Brandywine Realty Trust	43,560	680,407
Brixmor Property Group, Inc.	44,247	1,229,624
Camden Property Trust	19,909	1,667,180
Care Capital Properties, Inc.	20,865	594,653
CareTrust REIT, Inc.	11,450	169,231
CBL & Associates Properties, Inc. @	42,713	518,536
Cedar Realty Trust, Inc. @	17,672	127,238
Chatham Lodging Trust	8,674	166,975
Chesapeake Lodging Trust	15,086	345,469
City Office REIT, Inc.	2,976	37,884
Colony Starwood Homes @	9,521	273,253
Columbia Property Trust, Inc.	20,692	463,294
CoreSite Realty Corp. @	7,619	564,111
Corporate Office Properties Trust	23,604	669,173
Cousins Properties, Inc.	51,406	536,679
CubeSmart	41,755	1,138,241
CyrusOne, Inc. @	15,754	749,418
DCT Industrial Trust, Inc.	21,187	1,028,629
DDR Corp.	71,936	1,253,844
DiamondRock Hospitality Co. @	49,218	447,884
Digital Realty Trust, Inc.	32,455	3,152,030
Douglas Emmett, Inc.	33,439	1,224,871
Duke Realty Corp.	78,628	2,148,903
DuPont Fabros Technology, Inc.	16,321	673,241
Easterly Government Properties, Inc. @	1,300	24,804
EastGroup Properties, Inc.	8,163	600,470
Education Realty Trust, Inc. @	14,022	604,909
Empire State Realty Trust, Inc., Class A @	25,972	544,113
EPR Properties @	14,856	1,169,761
Equinix, Inc.	10,563	3,805,321
Equity Commonwealth *	28,494	861,089
Equity LifeStyle Properties, Inc.	18,536	1,430,608
Equity One, Inc.	19,218	588,263
Equity Residential	80,223	5,160,746
Essex Property Trust, Inc.	14,520	3,233,604
Extra Space Storage, Inc. @	28,249	2,243,253
Federal Realty Investment Trust	15,985	2,460,571
FelCor Lodging Trust, Inc. @	32,920	211,676
First Industrial Realty Trust, Inc.	27,802	784,572
First Potomac Realty Trust	14,026	128,338
Forest City Realty Trust, Inc.,Class A	37,771	873,643
Four Corners Property Trust, Inc.	1,963	41,871
Franklin Street Properties Corp.	22,915	288,729
Gaming & Leisure Properties, Inc.	36,696	1,227,481
General Growth Properties, Inc.	126,933	3,503,351
Getty Realty Corp.	6,637	158,823
Gladstone Commercial Corp. @	5,964	111,109
Gladstone Land Corp. @	1,515	16,044
Government Properties Income Trust @	17,229	389,720
Gramercy Property Trust @	42,871	413,276
HCP, Inc.	103,101	3,912,683
Healthcare Realty Trust, Inc.	24,902	848,162
Healthcare Trust of America, Inc., Class A	31,584	1,030,270
Hersha Hospitality Trust @	10,254	184,777
Highwoods Properties, Inc.	22,907	1,193,913
Hospitality Properties Trust	36,298	1,078,777
Host Hotels & Resorts, Inc. @	165,383	2,575,013
Hudson Pacific Properties, Inc.	19,019	625,155
Independence Realty Trust, Inc.	6,510	58,590
Investors Real Estate Trust	31,530	187,604
Iron Mountain, Inc.	48,787	1,830,976
Kilroy Realty Corp. @	20,976	1,454,686
Kimco Realty Corp.	93,883	2,717,913
Kite Realty Group Trust	20,717	574,275
LaSalle Hotel Properties @	27,903	666,045
Lexington Realty Trust	53,459	550,628
Liberty Property Trust	33,996	1,371,739
Life Storage, Inc.	8,992	799,748
LTC Properties, Inc.	8,869	461,099
Macerich Co. (The)	27,285	2,206,538
Mack-Cali Realty Corp.	21,084	573,906
Medical Properties Trust, Inc.	58,588	865,345
Mid-America Apartment Communities, Inc.	17,062	1,603,657
Monmouth Real Estate Investment Corp., Class A	14,037	200,308
Monogram Residential Trust, Inc.	7,657	81,470
National Health Investors, Inc. @	8,820	692,194
National Retail Properties, Inc.	33,434	1,700,119
National Storage Affiliates Trust	1,654	34,635
New Senior Investment Group, Inc.	20,978	242,086
New York REIT, Inc. @	22,408	205,033
NexPoint Residential Trust, Inc.	2,800	55,048
NorthStar Realty Europe Corp. @	2,532	27,725
Omega Healthcare Investors, Inc.	43,595	1,545,443
One Liberty Properties, Inc.	2,871	69,363
Paramount Group, Inc.	23,557	386,099
Parkway Properties, Inc.	21,305	362,398
Pebblebrook Hotel Trust @	17,960	477,736
Pennsylvania REIT	17,512	403,301
Physicians Realty Trust	14,151	304,813
Piedmont Office Realty Trust, Inc., Class A	35,297	768,416
Post Properties, Inc.	13,457	889,911
Prologis, Inc.	114,766	6,144,572
PS Business Parks, Inc.	5,095	578,639
Public Storage	32,082	7,158,778
QTS Realty Trust, Inc., Class A	8,920	471,422
Ramco-Gershenson Properties Trust	19,801	371,071
Realty Income Corp.	56,943	3,811,195
Regency Centers Corp.	23,034	1,784,905
Retail Opportunity Investments Corp.	24,585	539,887
Retail Properties of America, Inc., Class A	56,376	947,117
Rexford Industrial Realty, Inc.	12,916	295,647
RLJ Lodging Trust	30,794	647,598
Ryman Hospitality Properties	11,330	545,653
Sabra Healthcare REIT, Inc.	16,541	416,502
Saul Centers, Inc.	3,327	221,578
Select Income REIT	17,093	459,802
Senior Housing Properties Trust	55,264	1,255,045
Seritage Growth Properties, Class A @	164	8,312
Silver Bay Realty Trust Corp.	7,694	134,876
Simon Property Group, Inc.	68,122	14,101,935
SL Green Realty Corp.	22,219	2,401,874
Sotherly Hotels, Inc. @	3,111	16,364
Spirit Realty Capital, Inc.	110,168	1,468,539
STAG Industrial, Inc.	16,666	408,484

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
STORE Capital Corp. @	3,175	$93,567
Summit Hotel Properties, Inc.	21,916	288,415
Sun Communities, Inc.	13,063	1,025,184
Sunstone Hotel Investors, Inc.	53,279	681,438
Tanger Factory Outlet Centers, Inc.	22,896	892,028
Taubman Centers, Inc.	14,151	1,052,976
Terreno Realty Corp.	10,190	280,327
Tier REIT, Inc. @	2,000	30,880
UDR, Inc.	59,824	2,153,066
UMH Properties, Inc.	5,369	63,998
Universal Health Realty Income Trust	3,560	224,351
Urban Edge Properties	24,287	683,436
Urstadt Biddle Properties, Inc.	1,000	18,100
Urstadt Biddle Properties, Inc., Class A	6,307	140,142
Ventas, Inc.	76,469	5,401,005
VEREIT, Inc.	197,221	2,045,182
Vornado Realty Trust	37,435	3,788,796
Washington Prime Group, Inc.	46,242	572,476
Washington REIT @	16,908	526,177
Weingarten Realty Investors	28,249	1,101,146
Welltower, Inc.	78,397	5,861,744
Whitestone REIT, Class B	7,118	98,798
WP Carey, Inc.	22,858	1,475,027
Xenia Hotels & Resorts, Inc.	10,828	164,369
		176,840,094
TOTAL COMMON STOCKS
(Identified Cost $112,257,824)		176,840,094

SHORT-TERM INVESTMENTS — 8.2%
Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, 0.020%	700,017	700,017
Collateral For Securities On Loan — 7.8%
State Street Navigator Securities Lending Prime Portfolio	13,961,131	13,961,131
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $14,661,148)		14,661,148

Total Investments — 107.5%
(Identified Cost $126,918,972)#		191,501,242
Liabilities, Less Cash and Other Assets — (7.5%)		(13,365,514)

Net Assets — 100.0%		$178,135,728

†	See Note 1
@	A portion or all of the security/securities were held on loan. As of September 30, 2016, the market value of the securities on loan was $15,292,473.
*	Non-income producing security
#

At September 30, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $126,918,972. Net unrealized appreciation aggregated $64,582,270 of which $66,185,883 related to appreciated investment securities and $1,603,613 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

See notes to schedules of investments

SA Real Estate Securities Fund

September 30, 2016
Portfolio Sectors (% of portfolio market value)+ (Unaudited)

Sector	Percentage
Retail REITs	25.3%
Residential REITs	15.6%
Specialized REITs	14.2%
Health Care REITs	13.5%
Office REITs	13.0%
Diversified REITs	6.7%
Industrial REITs	6.7%
Hotels & Resorts REITs	5.0%
100.0%

+       Excludes Short-Term Investments

SA Worldwide Moderate Growth Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2016 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.2%
Other — 100.2%
SA Emerging Markets Value Fund €	173,934	$1,478,443
SA Global Fixed Income Fund €	197,434	1,923,006
SA International Value Fund €	282,502	2,813,724
SA Real Estate Securities Fund €	61,530	738,973
SA U.S. Core Market Fund €	130,717	2,662,715
SA U.S. Fixed Income Fund €	174,037	1,775,173
SA U.S. Small Company Fund €	55,570	1,331,451
SA U.S. Value Fund €	122,487	2,071,250
		14,794,735
TOTAL MUTUAL FUNDS
(Identified Cost $14,117,986)		14,794,735

Total Investments — 100.2%
(Identified Cost $14,117,986)#		14,794,735
Liabilities, Less Cash and Other Assets — (0.2%)		(24,107)

Net Assets — 100.0%		$14,770,628

†	See Note 1
€	Affiliated company
#

At September 30, 2016, the aggregate cost of investment securities for U.S. federal income tax purposes was $14,117,986. Net unrealized appreciation aggregated $676,749 of which $677,251 related to appreciated investment securities and $502 related to depreciated investment securities.

See notes to schedules of investments

SA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS – SEPTEMBER 30, 2016 (UNAUDITED)

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has adopted provisions respecting fair value measurement which provide enhanced guidance to the Pricing Committee (or its designee) for using fair value to measure assets and liabilities. The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The tables below provide a summary of the inputs as of September 30, 2016, in valuing each Fund's investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in
	Active Markets		Significant		Balance as of
	for Identical	Significant Other	Unobservable		September 30,
	Investments	Observable Inputs	Inputs		2016
Description	(Level 1)	(Level 2)*	(Level 3)		Total
SA U.S. Fixed Income Fund (a)
Bonds and Notes	$—	$604,196,804	$—		$604,196,804
Short-Term Investments	1,686,750	—	—		1,686,750
Total Investments	$1,686,750	$604,196,804	$—		$605,883,554

SA Global Fixed Income Fund (a)
Assets:
Bonds and Notes	$—	$720,286,485	$—		$720,286,485
Short-Term Investments	38,189,790	3,125,943	—		41,315,733
Total Investments	$38,189,790	$723,412,428	$—		$761,602,218
Other Financial Instruments
Forward Foreign Currency Contracts	$—	$195,866	$—		$195,866

Liabilities:
Other Financial Instruments
Forward Foreign Currency Contracts	$—	$(4,447)	$—		$(4,447)

SA U.S. Core Market Fund (a)
Common Stocks	$652,161,586	$—	$—		$652,161,586
Rights And Warrants	65	—	13,348		13,413
Mutual Funds	29,818,846	—	—		29,818,846
Short-Term Investments	27,012,915	—	—		27,012,915
Total Investments	$708,993,412	$—	$13,348		$709,006,760

SA U.S. Value Fund (a)
Common Stocks	$534,632,388	$—	$—		$534,632,388
Short-Term Investments	18,736,397	—	—		18,736,397
Total Investments	$553,368,785	$—	$—		$553,368,785

SA U.S. Small Company Fund (b)
Common Stocks	$380,320,142	$331,592	$—	†	$380,651,734
Rights And Warrants	—	—	—	†	—
Short-Term Investments	77,220,440	—	—		77,220,440
Total Investments	$457,540,582	$331,592	$—	†	$457,872,174

SA International Value Fund (c)
Common Stocks	$636,621,707	$333,944		$—	†	$636,955,651
Preferred Stocks	5,407,646	—		—		5,407,646
Short-Term Investments	76,786,562	—		—		76,786,562
Total Investments	$718,815,915	$333,944		$—	†	$719,149,859

SA International Small Company Fund (a)
Mutual Funds	$327,767,129	$—		$—		$327,767,129
Total Investments	$327,767,129	$—		$—		$327,767,129

SA Emerging Markets Value Fund (d)
Common Stocks	$174,953,306	$201,086		$111,062	†	$175,265,454
Preferred Stocks	4,655,778	5,049		—		4,660,827
Rights And Warrants	442	23,242	†	—		23,684
Short-Term Investments	3,101,443	—		—		3,101,443
Total Investments	$182,710,969	$229,377	†	$111,062	†	$183,051,408

SA Real Estate Securities Fund (a)
Common Stocks	$176,840,094	$—		$—		$176,840,094
Short-Term Investments	14,661,148	—		—		14,661,148
Total Investments	$191,501,242	$—		$—		$191,501,242

SA Worldwide Moderate Growth Fund (a)
Mutual Funds	$14,794,735	$—		$—		$14,794,735
Total Investments	$14,794,735	$—		$—		$14,794,735

*	The end of period timing recognition is used for transfers between levels of the Fund's assets and liabilities.
†	Contains securities with a market value of $0.
(a)	For the three months ended September 30, 2016, there was no transfer activity between Level 1 and Level 2.
(b)	Common stocks valued at $331,592 were transferred from Level 1 to Level 2 for the three months ended September 30, 2016.
(c)	Common stocks valued at $294,909 were transferred from Level 1 to Level 2 for the three months ended September 30, 2016.
(d)

Common stocks valued at $6,979 were transferred from Level 2 to Level 3 for the three months ended September 30, 2016 due to lack of observable market prices. Common stocks valued at $95,018 were transferred from Level 1 to Level 2, and common stocks valued at $75,603 were transferred from Level 2 to Level 1 for the three months ended September 30, 2016.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The Funds' policy is to recognize transfers between the levels as of period end. The table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the period.

									Net Change in
									Unrealized
									Appreciation
									(Depreciation)
	Beginning				Total realized			Ending	on Investments
	Value at			Accrued	and	Transfers	Transfers	Value at	Held at
	June 30,			discounts	unrealized	in to	out of	September	September 30,
	2016	Purchases	Sales	(premiums)	gains (losses)	Level 3	Level 3 (1)	30, 2016	2016
SA U.S. Core
Market Fund
Rights and
Warrants(2)	$13,348	—	—	—	—	—	—	$13,348	—

SA Emerging
Markets
Value Fund
Common
Stocks	111,743	—	—	—	—	6,978	—	111,062	(7,659)

(1)	Financial assets were transferred from Level 3 to Level 2 as there was sufficient, reliable and observable market data to value these assets.
(2)	Level 3 at September 30, 2016 included securities with a fair value of $0.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which LWI Financial Inc. (the "Adviser") specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current market value of the loaned securities with respect to other U.S. securities and 105% of the current market value of the loaned securities with respect to foreign equity securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

As of September 30, 2016, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
			Value of Non-	(Including
	Value of	Value of Cash	Cash	Calculated
	Securities	Collateral	Collateral*	Mark)†
SA Global Fixed Income Fund	$51,383,415	$38,189,790	$14,322,105	$52,479,830
SA U.S. Core Market Fund	$40,183,792	$25,909,869	$14,745,698	$41,115,040
SA U.S. Value Fund	$24,281,617	$17,341,369	$7,266,230	$24,819,120
SA U.S. Small Company Fund	$82,376,435	$74,063,404	$9,356,700	$84,443,182
SA International Value Fund	$81,137,074	$75,831,539	$10,008,810	$84,604,685
SA Emerging Markets Value Fund	$3,124,622	$2,978,438	$434,482	$3,409,110
SA Real Estate Securities Fund	$15,292,473	$13,961,131	$1,805,694	$15,683,921

*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.
†	Balances represent the end-of-day fair market value of securities lending collateral that will be reflected by the Funds as of the next business day.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in repurchase agreements and other similar transactions that are accounted for as secured borrowing.

	Remaining Contractual Maturity of the Agreements
	As of September 30, 2016
	Overnight and		Between
Securities Lending Transaction (1)	Continuous	<30 days	30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Bonds and Notes	$38,189,790	$—	$—	$—	$38,189,790
Total Borrowings	$38,189,790	$—	$—	$—	$38,189,790
Gross amount of recognized liabilities for securities lending transactions					$38,189,790

SA U.S. Core Market Fund
Common Stocks	$25,873,343	$—	$—	$—	$25,873,343
Rights and Warrants	36,526	—	—	—	36,526
Total	$25,909,869	$—	$—	$—	$25,909,869
Total Borrowings	$25,909,869	$—	$—	$—	$25,909,869
Gross amount of recognized liabilities for securities lending transactions					$25,909,869

SA U.S. Value Fund
Common Stocks	$17,341,369	$—	$—	$—	$17,341,369
Total Borrowings	$17,341,369	$—	$—	$—	$17,341,369
Gross amount of recognized liabilities for securities lending transactions					$17,341,369

SA U.S. Small Company Fund
Common Stocks	$74,063,404	$—	$—	$—	$74,063,404
Rights and Warrants	—	—	—	—	—
Total	$74,063,404	$—	$—	$—	$74,063,404
Total Borrowings	$74,063,404	$—	$—	$—	$74,063,404
Gross amount of recognized liabilities for securities lending transactions					$74,063,404

SA International Value Fund
Common Stocks	$75,831,539	$—	$—	$—	$75,831,539
Total Borrowings	$75,831,539	$—	$—	$—	$75,831,539
Gross amount of recognized liabilities for securities lending transactions					$75,831,539

SA Emerging Markets Value Fund
Common Stocks	$2,978,438	$—	$—	$—	$2,978,438
Total Borrowings	$2,978,438	$—	$—	$—	$2,978,438
Gross amount of recognized liabilities for securities lending transactions					$2,978,438

SA Real Estate Securities Fund
Common Stocks	$13,961,131	$—	$—	$—	$13,961,131
Total Borrowings	$13,961,131	$—	$—	$—	$13,961,131
Gross amount of recognized liabilities for securities lending transactions					$13,961,131

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the "Overnight and Continuous" column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of the Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks, and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation/(depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain/(loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At September 30, 2016, SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

		Local			Unrealized
	Delivery	Currency	Aggregate		Appreciation/
	Date	Amount	Face Amount	Total Value	(Depreciation)
Pound Sterling (buy)	10/04/2016	11,629,861	$15,071,718	$15,074,037	$2,319
Pound Sterling (sell)	10/04/2016	11,629,861	$15,250,155	$15,074,037	$176,118
Pound Sterling (sell)	12/22/2016	11,505,682	$14,933,190	$14,937,637	$(4,447)
Swedish Krona (sell)	10/05/2016	69,507,897	$8,120,154	$8,102,725	$17,429
					$191,419

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities that have generally been fair value factored. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2016
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$3,978,041,979
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	2,578,328,752
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	1,757,675,033
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	1,348,201,293
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company	941,627,509
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $9,523,087,640)	10,603,874,566
TOTAL INVESTMENTS — (100.0%) (Cost $9,523,087,640)^^	$10,603,874,566

INTERNATIONAL SMALL COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of September 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$10,603,874,566	—	—	$10,603,874,566
Futures Contracts**	(435,927)	—	—	(435,927)
TOTAL	$10,603,438,639	—	—	$10,603,438,639

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

Organization

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. At September 30, 2016, the Fund consists of ninety-five operational portfolios, of which one, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors LP. (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which generally allocates its assets among the five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments.

The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)
●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Shares held by the Portfolio in other investment companies (such as the Master Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolio’s investments in the series of The DFA Investment Trust Company reflect its proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio's investments by each major security type is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At September 30, 2016, the Series had outstanding futures contracts (dollar amounts in thousands):

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2016
(Unaudited)

		Expiration	Number of	Contract	Unrealized	Cash
	Description	Date	Contracts*	Value	Gain (Loss)	Collateral
	RUSSELL 2000
International Small	MINI DEC16 IFUS
Company Portfolio	20161216	12/16/16	430	$53,677	$(78)	$—
	S+P500 EMINI FUT
International Small	DEC16 XCME
Company Portfolio	20161216	12/16/16	405	43,748	(358)	—
				$97,425	$(436)	$—

Federal Tax Cost

At September 30, 2016, the total cost of securities for federal income tax purposes was $9,589,773,316.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2016
(Unaudited)

		Shares	Value††
COMMON STOCKS — (86.6%)
Consumer Discretionary — (16.8%)
#	Accordia Golf Co., Ltd.	375,789	$3,833,720
	Adastria Co., Ltd.	194,640	4,471,829
#	Aeon Fantasy Co., Ltd.	49,332	1,410,928
*	AGORA Hospitality Group Co., Ltd.	591,000	198,686
	Ahresty Corp.	137,600	1,463,899
	Aigan Co., Ltd.	49,500	96,935
	Aisan Industry Co., Ltd.	201,800	1,601,467
#*	Akebono Brake Industry Co., Ltd.	546,800	1,099,639
#	Alpen Co., Ltd.	111,900	2,019,965
	Alpha Corp.	30,400	290,169
	Alpine Electronics, Inc.	277,500	3,671,021
	Amiyaki Tei Co., Ltd.	25,600	935,924
	Amuse, Inc.	70,298	1,295,570
*	Anrakutei Co., Ltd.	2,200	98,118
#	AOI Pro, Inc.	46,500	378,715
	AOKI Holdings, Inc.	268,400	3,039,157
	Aoyama Trading Co., Ltd.	304,000	10,514,080
	Arata Corp.	25,700	582,295
	Arcland Sakamoto Co., Ltd.	176,200	1,978,599
	Arcland Service Holdings Co., Ltd.	38,700	1,180,590
	Asahi Broadcasting Corp.	24,800	162,386
#	Asahi Co., Ltd.	103,300	1,285,209
	Asante, Inc.	15,100	242,818
	Asatsu-DK, Inc.	207,400	5,524,314
#	Ashimori Industry Co., Ltd.	254,000	388,961
#	ASKUL Corp.	42,000	1,593,121
#	Atom Corp.	378,700	2,542,103
	Atsugi Co., Ltd.	961,000	1,018,011
#	Autobacs Seven Co., Ltd.	455,700	6,534,961
	Avex Group Holdings, Inc.	225,400	3,068,853
	Belluna Co., Ltd.	291,800	1,805,394
#	Best Denki Co., Ltd.	351,100	379,284
#	Bic Camera, Inc.	546,600	4,544,345
	Bookoff Corp.	59,400	461,829
#	Broccoli Co., Ltd.	83,000	477,419
#	BRONCO BILLY Co., Ltd.	62,800	1,910,959
	Calsonic Kansei Corp.	822,000	7,614,543
#	Can Do Co., Ltd.	65,500	1,053,224
	Central Sports Co., Ltd.	33,800	803,927
	CHIMNEY Co., Ltd.	27,800	782,941
#	Chiyoda Co., Ltd.	102,100	2,511,596
	Chofu Seisakusho Co., Ltd.	96,800	2,544,013
	Chori Co., Ltd.	71,800	1,057,912
	Chuo Spring Co., Ltd.	196,000	550,985
	Clarion Co., Ltd.	677,000	2,012,770
	Cleanup Corp.	129,700	1,103,269
	Coco's Japan Co., Ltd.	1,400	26,039
#	Colowide Co., Ltd.	357,500	6,530,835
	Corona Corp.	84,800	856,289
#	Create Restaurants Holdings, Inc.	154,800	1,576,329
#*	Cross Plus, Inc.	14,800	89,317

#	DA Consortium, Inc.	118,700	$910,691
	Daido Metal Co., Ltd.	193,000	2,115,486
#	Daidoh, Ltd.	139,800	566,818
#	Daiichikosho Co., Ltd.	101,900	4,160,601
#	Daikoku Denki Co., Ltd.	51,800	787,744
	Daikyonishikawa Corp.	196,000	2,421,300
	Dainichi Co., Ltd.	49,300	318,718
#	Daisyo Corp.	47,200	707,155
#	DCM Holdings Co., Ltd.	530,600	4,559,736
	Descente, Ltd.	250,600	3,244,552
#*	DLE, Inc.	43,400	285,422
	Doshisha Co., Ltd.	146,100	3,068,198
	Doutor Nichires Holdings Co., Ltd.	195,386	3,590,227
#	Dunlop Sports Co., Ltd.	76,600	774,027
	Dynic Corp.	174,000	279,229
	Eagle Industry Co., Ltd.	147,200	1,797,322
#	EDION Corp.	513,900	4,304,831
#	ES-Con Japan, Ltd.	209,400	650,625
	Exedy Corp.	193,000	4,906,753
#	F-Tech, Inc.	39,200	478,923
	FCC Co., Ltd.	231,400	4,978,694
	Fields Corp.	67,800	850,189
	Fine Sinter Co., Ltd.	9,800	165,047
	First Juken Co., Ltd.	22,400	294,921
	FJ Next Co., Ltd.	31,800	165,582
	Foster Electric Co., Ltd.	140,200	2,576,468
	France Bed Holdings Co., Ltd.	139,600	1,216,191
#	FTGroup Co., Ltd.	74,000	621,827
#	Fuji Co., Ltd.	110,400	2,227,365
	Fuji Corp.	2,100	40,316
	Fuji Corp., Ltd.	149,600	1,017,021
	Fuji Kiko Co., Ltd.	137,400	489,531
#	Fuji Kyuko Co., Ltd.	248,000	2,903,829
	Fuji Oozx, Inc.	6,000	21,484
	Fujibo Holdings, Inc.	67,100	1,936,785
	Fujikura Rubber, Ltd.	88,400	405,699
#	Fujio Food System Co., Ltd.	8,300	214,174
#	Fujishoji Co., Ltd.	35,500	359,092
#	Fujita Kanko, Inc.	134,000	473,917
	FuKoKu Co., Ltd.	40,800	314,963
#	Funai Electric Co., Ltd.	121,700	998,865
#	Furukawa Battery Co., Ltd. (The)	89,000	570,408
#	Futaba Industrial Co., Ltd.	344,700	1,715,440
	G-7 Holdings, Inc.	32,000	385,403
	G-Tekt Corp.	110,800	2,051,057
	Gakken Holdings Co., Ltd.	313,000	957,976
	Gakkyusha Co., Ltd.	7,300	88,082
#	Genki Sushi Co., Ltd.	13,100	269,231
#	Geo Holdings Corp.	223,300	2,889,498
	Gfoot Co., Ltd.	3,000	20,995
#	GLOBERIDE, Inc.	62,299	1,061,785
	Gokurakuyu Co., Ltd.	7,800	100,097
#	Goldwin, Inc.	4,000	210,272

	Golf Digest Online, Inc.	49,500	$398,536
#	Gourmet Kineya Co., Ltd.	85,000	824,762
#	GSI Creos Corp.	306,000	346,022
	Gunze, Ltd.	1,080,000	3,489,138
#	H-One Co., Ltd.	75,700	617,138
	H2O Retailing Corp.	316,800	4,506,719
	Hagihara Industries, Inc.	35,500	826,985
	Hakuyosha Co., Ltd.	6,500	153,283
#	Handsman Co., Ltd.	17,400	356,774
#	Happinet Corp.	93,800	989,086
	Hard Off Corp. Co., Ltd.	57,900	627,117
	Haruyama Trading Co., Ltd.	47,900	360,353
#	Heiwa Corp.	200,400	4,461,018
	HI-LEX Corp.	58,200	1,579,959
	Hiday Hidaka Corp.	97,447	2,352,690
#	Himaraya Co., Ltd.	35,900	289,521
#	Hiramatsu, Inc.	174,500	1,030,969
#	HIS Co., Ltd.	247,200	6,471,447
#	Honeys Co., Ltd.	106,040	1,245,172
#	Hoosiers Holdings	181,100	945,189
#	Hotland Co., Ltd.	32,300	297,364
	I K K, Inc.	21,700	135,427
	IBJ, Inc.	103,500	698,709
	Ichibanya Co., Ltd.	35,058	1,228,372
#	Ichikoh Industries, Ltd.	286,000	856,640
#	IDOM, Inc.	420,500	2,361,238
#	IJT Technology Holdings Co., Ltd.	124,680	431,485
	Imasen Electric Industrial	93,900	812,944
#	Imperial Hotel, Ltd.	13,000	271,823
#	Intage Holdings, Inc.	95,900	1,610,588
*	Izuhakone Railway Co., Ltd.	300	—
#*	Izutsuya Co., Ltd.	61,699	249,221
#*	Janome Sewing Machine Co., Ltd.	106,400	598,671
	Japan Wool Textile Co., Ltd. (The)	343,000	2,437,786
#	Jin Co., Ltd.	84,100	3,901,447
#	Joban Kosan Co., Ltd.	35,400	522,180
	Joshin Denki Co., Ltd.	205,000	1,763,614
	Joyful Honda Co., Ltd.	8,800	229,604
#	JP-Holdings, Inc.	374,800	1,032,248
#	JVC Kenwood Corp.	885,430	2,230,442
#	K's Holdings Corp.	48,000	793,377
*	Kadokawa Dwango	328,233	4,782,124
#	Kappa Create Co., Ltd.	137,700	1,638,430
	Kasai Kogyo Co., Ltd.	138,300	1,444,649
	Kawai Musical Instruments Manufacturing Co., Ltd.	45,200	793,275
#	Keihin Corp.	267,500	4,241,605
#	Keiyo Co., Ltd.	179,800	919,856
#	KFC Holdings Japan, Ltd.	88,700	1,618,219
#*	Kintetsu Department Store Co., Ltd.	211,000	729,208
	Kitamura Co., Ltd.	2,000	15,399
#*	KNT-CT Holdings Co., Ltd.	697,000	774,802
#	Kohnan Shoji Co., Ltd.	188,500	3,666,121
#*	Kojima Co., Ltd.	176,000	383,914

#	Komatsu Seiren Co., Ltd.	193,700	$1,236,292
#	Komehyo Co., Ltd.	18,600	166,831
	Komeri Co., Ltd.	202,200	4,920,455
#	Konaka Co., Ltd.	117,560	551,160
#	Koshidaka Holdings Co., Ltd.	56,300	957,400
#	Kourakuen Holdings Corp.	47,400	733,988
#	KU Holdings Co., Ltd.	130,900	1,021,606
	Kura Corp.	69,200	3,370,213
	Kurabo Industries, Ltd.	1,241,000	2,356,856
	KYB Corp.	1,140,000	5,099,394
#	Kyoritsu Maintenance Co., Ltd.	82,931	5,191,919
#*	Laox Co., Ltd.	172,800	1,246,168
	LEC, Inc.	41,600	1,001,260
	Look, Inc.	228,000	318,592
#	Mamiya-Op Co., Ltd.	25,800	297,785
	Mars Engineering Corp.	50,500	1,006,354
#*	Maruei Department Store Co., Ltd.	17,000	13,818
#*	Maruzen CHI Holdings Co., Ltd.	41,700	155,966
#	Matsuya Co., Ltd.	188,500	1,333,674
#	Matsuya Foods Co., Ltd.	51,600	1,605,820
#	Meiko Network Japan Co., Ltd.	146,800	1,305,832
	Meiwa Estate Co., Ltd.	62,800	349,773
	Mikuni Corp.	118,000	383,616
#	Misawa Homes Co., Ltd.	164,000	1,250,565
	Mitsuba Corp.	208,690	2,750,968
	Mitsui Home Co., Ltd.	165,000	773,509
	Mizuno Corp.	594,000	3,181,899
	Monogatari Corp. (The)	31,500	1,403,100
#	Morito Co., Ltd.	8,500	67,642
#	Mr Max Corp.	99,200	315,233
	Murakami Corp.	11,000	185,203
	Musashi Seimitsu Industry Co., Ltd.	145,900	3,425,133
#	Nafco Co., Ltd.	35,800	575,509
	Nagawa Co., Ltd.	15,000	540,394
*	Naigai Co., Ltd.	544,000	296,463
	Nakayamafuku Co., Ltd.	12,300	96,088
#	Next Co., Ltd.	312,900	2,579,291
	NHK Spring Co., Ltd.	123,200	1,194,327
	Nice Holdings, Inc.	444,000	621,425
	Nichirin Co., Ltd.	15,600	235,603
	Nihon Eslead Corp.	35,000	358,548
	Nihon House Holdings Co., Ltd.	233,300	946,666
#	Nihon Plast Co., Ltd.	44,500	428,920
	Nihon Tokushu Toryo Co., Ltd.	67,900	853,561
	Nippon Felt Co., Ltd.	58,200	291,763
	Nippon Piston Ring Co., Ltd.	48,600	736,919
	Nippon Seiki Co., Ltd.	236,400	4,506,004
	Nippon View Hotel Co., Ltd.	1,900	24,507
	Nishikawa Rubber Co., Ltd.	15,000	221,743
	Nishimatsuya Chain Co., Ltd.	172,700	2,625,024
	Nissan Shatai Co., Ltd.	220,900	2,037,453
	Nissan Tokyo Sales Holdings Co., Ltd.	208,000	468,212
	Nissei Build Kogyo Co., Ltd.	388,000	1,865,535

#	Nissin Kogyo Co., Ltd.	230,200	$3,506,105
	Nittan Valve Co., Ltd.	86,000	308,495
#	Nojima Corp.	129,700	1,612,076
	Ohashi Technica, Inc.	36,600	458,069
#	Ohsho Food Service Corp.	66,700	2,619,824
	Onward Holdings Co., Ltd.	736,000	5,304,175
	Ootoya Holdings Co., Ltd.	7,400	138,252
#	OPT Holding, Inc.	86,700	641,556
#	Otsuka Kagu, Ltd.	55,600	553,458
#	Pacific Industrial Co., Ltd.	248,400	2,850,280
#	Pal Co., Ltd.	74,400	1,727,728
	PALTAC Corp.	214,634	5,029,553
	PanaHome Corp.	507,200	4,038,304
	PAPYLESS Co., Ltd.	1,800	38,177
#	Parco Co., Ltd.	123,400	1,159,060
	Paris Miki Holdings, Inc.	159,100	693,208
#	PC Depot Corp.	234,240	1,171,972
	People Co., Ltd.	17,000	271,327
	PIA Corp.	15,100	340,399
	Piolax, Inc.	56,700	3,535,426
#*	Pioneer Corp.	1,938,300	4,217,489
#	Plenus Co., Ltd.	133,800	2,446,560
#	Press Kogyo Co., Ltd.	571,300	2,436,042
#	Pressance Corp.	214,000	2,373,936
	Proto Corp.	64,100	742,794
#	Raccoon Co., Ltd.	30,400	152,687
#	Renaissance, Inc.	60,600	752,466
#*	Renown, Inc.	306,000	315,780
#	Resort Solution Co., Ltd.	168,000	525,804
	Rhythm Watch Co., Ltd.	559,000	997,230
#	Riberesute Corp.	36,900	273,354
	Ride On Express Co., Ltd.	18,700	179,807
#	Right On Co., Ltd.	87,425	900,937
	Riken Corp.	54,100	1,866,209
	Ringer Hut Co., Ltd.	105,800	2,455,975
#	Riso Kyoiku Co., Ltd.	211,700	1,072,020
	Round One Corp.	456,600	3,096,805
	Royal Holdings Co., Ltd.	186,600	3,239,050
#	Sac's Bar Holdings, Inc.	103,450	1,113,362
	Saizeriya Co., Ltd.	194,300	4,422,100
#	Sakai Ovex Co., Ltd.	29,800	568,648
	San Holdings, Inc.	15,400	220,133
#	Sanden Holdings Corp.	714,000	2,136,043
	Sanei Architecture Planning Co., Ltd.	50,300	586,568
	Sangetsu Co., Ltd.	328,750	6,378,080
#	Sanko Marketing Foods Co., Ltd.	27,800	256,593
	Sankyo Seiko Co., Ltd.	183,400	582,607
	Sanoh Industrial Co., Ltd.	136,500	841,996
#	Sanrio Co., Ltd.	293,600	5,386,381
#	Sanyo Electric Railway Co., Ltd.	267,000	1,372,776
	Sanyo Housing Nagoya Co., Ltd.	46,100	409,212
#	Sanyo Shokai, Ltd.	669,000	1,108,137
#	Sato Restaurant Systems Co., Ltd.	85,100	681,446

#	Scroll Corp.	166,300	$616,205
#	Seiko Holdings Corp.	979,407	3,090,578
	Seiren Co., Ltd.	306,800	3,660,514
#	Senshukai Co., Ltd.	174,500	1,214,394
#	Septeni Holdings Co., Ltd.	609,000	2,720,790
	Seria Co., Ltd.	29,400	2,363,672
	SFP Dining Co., Ltd.	49,600	688,296
#*	Sharp Corp.	559,000	741,383
#	Shidax Corp.	105,200	432,217
#	Shikibo, Ltd.	779,000	879,080
#	Shimachu Co., Ltd.	297,200	7,404,073
	Shimojima Co., Ltd.	27,900	297,208
#	Shobunsha Publications, Inc.	258,500	1,433,309
#	Shochiku Co., Ltd.	54,000	657,161
	Shoei Co., Ltd.	38,700	687,481
	Showa Corp.	317,500	1,672,994
	SKY Perfect JSAT Holdings, Inc.	730,000	3,588,753
	Snow Peak, Inc.	22,200	773,746
	SNT Corp.	90,600	421,229
#	Soft99 Corp.	68,600	474,322
#	Sotoh Co., Ltd.	41,400	475,924
	SPK Corp.	19,800	404,150
	St Marc Holdings Co., Ltd.	101,400	2,779,632
	Starts Corp., Inc.	166,700	3,090,501
	Step Co., Ltd.	40,700	459,573
	Studio Alice Co., Ltd.	57,700	1,266,834
	Suminoe Textile Co., Ltd.	323,000	747,096
	Sumitomo Riko Co., Ltd.	235,200	2,213,070
#	Sun Corp.	52,500	377,514
	Suncall Corp.	27,000	123,687
	T RAD Co., Ltd.	412,000	800,795
	T-Gaia Corp.	155,100	2,219,712
	Tachi-S Co., Ltd.	166,140	2,697,783
#	Tachikawa Corp.	52,400	384,393
#	Taiho Kogyo Co., Ltd.	98,200	1,083,170
#*	Takata Corp.	168,000	593,145
	Take And Give Needs Co., Ltd.	54,070	248,003
	Takihyo Co., Ltd.	79,000	333,206
#	Tama Home Co., Ltd.	95,900	488,110
#	Tamron Co., Ltd.	128,500	2,081,554
#	TASAKI & Co., Ltd.	88,900	1,317,223
	TBK Co., Ltd.	115,600	468,094
	Tear Corp.	7,100	43,595
	Tenpos Busters Co., Ltd.	5,000	82,366
#	Tigers Polymer Corp.	50,600	352,249
	Toa Corp.	127,800	1,156,209
#	Toabo Corp.	54,799	274,086
#	Toei Animation Co., Ltd.	26,100	1,313,750
	Toei Co., Ltd.	449,000	3,639,661
#	Tohokushinsha Film Corp.	22,500	146,756
	Tokai Rika Co., Ltd.	318,800	6,242,205
	Token Corp.	47,550	3,542,931
	Tokyo Dome Corp.	567,100	5,308,116

#	Tokyo Individualized Educational Institute, Inc.	112,900	$624,323
	Tokyotokeiba Co., Ltd.	758,000	1,509,376
#	Tokyu Recreation Co., Ltd.	83,000	650,853
#	Tomy Co., Ltd.	440,593	4,645,469
#	Topre Corp.	264,300	5,560,132
#	Toridoll Corp.	146,300	3,367,213
	Torikizoku Co., Ltd.	43,700	1,116,172
#	Tosho Co., Ltd.	51,200	2,269,411
	Tow Co., Ltd.	69,300	442,973
	Toyo Tire & Rubber Co., Ltd.	623,700	8,772,264
	TPR Co., Ltd.	131,000	3,685,222
	TS Tech Co., Ltd.	266,500	6,748,679
	TSI Holdings Co., Ltd.	436,295	2,537,559
#	Tsukada Global Holdings, Inc.	109,400	764,390
	Tsukamoto Corp. Co., Ltd.	190,000	201,386
#	Tsutsumi Jewelry Co., Ltd.	48,600	807,972
	TV Asahi Holdings Corp.	63,100	1,163,766
	Tv Tokyo Holdings Corp.	86,300	1,894,833
	Tyo, Inc.	352,400	498,944
#	U-Shin, Ltd.	114,300	818,311
	Umenohana Co., Ltd.	1,000	25,584
	Unipres Corp.	230,700	4,073,298
	United Arrows, Ltd.	129,700	3,160,275
*	Unitika, Ltd.	3,992,000	2,303,528
#*	Universal Entertainment Corp.	116,400	3,459,520
	Usen Corp.	685,080	2,100,541
	ValueCommerce Co., Ltd.	57,700	204,347
#	Vector, Inc.	166,500	1,630,908
	VIA Holdings, Inc.	12,100	104,691
#	Village Vanguard Co., Ltd.	32,100	398,682
#	VT Holdings Co., Ltd.	498,700	2,653,937
	Wacoal Holdings Corp.	676,000	7,630,598
#	WATAMI Co., Ltd.	141,100	1,552,329
	Watts Co., Ltd.	1,000	10,464
	Workman Co., Ltd.	1,800	54,595
	Wowow, Inc.	49,200	1,354,683
#	Xebio Holdings Co., Ltd.	156,500	2,344,056
	Yachiyo Industry Co., Ltd.	24,000	210,274
	Yamato International, Inc.	13,900	54,445
	Yellow Hat, Ltd.	92,700	1,905,186
#	Yomiuri Land Co., Ltd.	239,000	1,132,640
	Yondoshi Holding, Inc.	17,520	407,191
	Yorozu Corp.	110,100	1,617,239
#	Yoshinoya Holdings Co., Ltd.	166,100	2,382,968
#	Yume No Machi Souzou Iinkai Co., Ltd.	11,400	224,481
	Yutaka Giken Co., Ltd.	3,100	61,324
	Zenrin Co., Ltd.	161,500	2,869,886
#	Zensho Holdings Co., Ltd.	394,100	7,049,858
#	Zojirushi Corp.	232,300	3,796,251
Total Consumer Discretionary			592,092,459

Consumer Staples — (7.7%)
#	Aderans Co., Ltd.	184,300	826,179

	Aeon Hokkaido Corp.	273,900	$1,467,998
	Ain Holdings, Inc.	124,600	8,483,060
#	Albis Co., Ltd.	8,000	163,961
	Arcs Co., Ltd.	208,500	5,218,037
	Ariake Japan Co., Ltd.	93,700	5,047,720
#	Artnature, Inc.	113,600	727,580
	Axial Retailing, Inc.	87,600	3,054,260
	Belc Co., Ltd.	59,400	2,257,974
	Bourbon Corp.	4,900	123,873
	C'BON COSMETICS Co., Ltd.	2,400	49,467
	Cawachi, Ltd.	91,800	2,224,263
	Chubu Shiryo Co., Ltd.	119,300	869,323
#	Chuo Gyorui Co., Ltd.	93,000	237,883
	Ci:z Holdings Co., Ltd.	157,300	4,518,302
	Coca-Cola East Japan Co., Ltd.	116,700	2,531,999
	Cocokara fine, Inc.	107,960	4,159,510
	Create SD Holdings Co., Ltd.	164,400	3,927,369
#	Daikokutenbussan Co., Ltd.	38,300	1,826,923
	Dydo Drinco, Inc.	46,600	2,589,925
	Earth Chemical Co., Ltd.	26,300	1,241,713
	Eco's Co., Ltd.	20,700	227,406
#	FamilyMart Co., Ltd.	109,558	7,313,718
#	Fancl Corp.	108,600	1,848,712
	Feed One Co., Ltd.	812,440	935,140
#*	First Baking Co., Ltd.	183,000	233,625
	Fuji Oil Holdings, Inc.	362,600	7,432,281
	Fujicco Co., Ltd.	90,400	2,080,406
*	Fujiya Co., Ltd.	79,000	157,751
#	Genky Stores, Inc.	24,200	970,617
#	HABA Laboratories, Inc.	2,500	78,311
	Hagoromo Foods Corp.	39,000	468,027
	Halows Co., Ltd.	15,300	339,781
#*	Hayashikane Sangyo Co., Ltd.	24,200	205,378
	Heiwado Co., Ltd.	182,000	3,554,525
#	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	534,547
	Hokuto Corp.	150,400	2,707,926
#	House Foods Group, Inc.	99,700	2,285,196
	Ichimasa Kamaboko Co., Ltd.	3,300	36,314
#	Inageya Co., Ltd.	177,800	2,512,603
	Itochu-Shokuhin Co., Ltd.	26,800	1,075,235
#*	Itoham Yonekyu Holdings, Inc.	282,327	2,948,080
#	Ivy Cosmetics Corp.	1,000	64,885
	Iwatsuka Confectionery Co., Ltd.	1,500	51,928
	J-Oil Mills, Inc.	56,300	2,003,106
#	Kakiyasu Honten Co., Ltd.	27,700	504,140
	Kameda Seika Co., Ltd.	72,000	4,020,277
	Kaneko Seeds Co., Ltd.	28,700	415,934
#	Kansai Super Market, Ltd.	4,300	68,483
	Kato Sangyo Co., Ltd.	119,100	2,821,528
#	Kenko Mayonnaise Co., Ltd.	58,500	2,077,743
#	Key Coffee, Inc.	109,700	2,052,666
	Kirindo Holdings Co., Ltd.	29,300	238,102
#	Kobe Bussan Co., Ltd.	78,000	2,167,564

	Kotobuki Spirits Co., Ltd.	97,100	$2,491,069
#	Kusuri No Aoki Co., Ltd.	92,700	4,742,427
#	Kyokuyo Co., Ltd.	58,700	1,594,115
#	Life Corp.	165,100	5,262,420
	Mandom Corp.	104,400	4,779,000
#	Marudai Food Co., Ltd.	598,000	2,915,467
	Maruha Nichiro Corp.	243,407	6,611,282
#	Maxvalu Nishinihon Co., Ltd.	5,600	89,559
#	Maxvalu Tokai Co., Ltd.	49,300	874,715
#	Medical System Network Co., Ltd.	143,300	676,759
#	Megmilk Snow Brand Co., Ltd.	88,700	3,243,250
	Meito Sangyo Co., Ltd.	52,200	686,979
	Milbon Co., Ltd.	66,576	3,268,213
#	Ministop Co., Ltd.	92,800	1,602,572
	Mitsubishi Shokuhin Co., Ltd.	81,100	2,634,815
	Mitsui Sugar Co., Ltd.	112,770	2,721,497
#	Miyoshi Oil & Fat Co., Ltd.	379,000	473,289
#	Morinaga & Co., Ltd.	226,800	10,935,957
	Morinaga Milk Industry Co., Ltd.	1,164,000	9,326,812
	Morozoff, Ltd.	189,000	822,683
	Nagatanien Holding Co., Ltd.	138,000	1,789,998
	Nakamuraya Co., Ltd.	18,400	849,945
	Natori Co., Ltd.	37,500	649,661
	Nichimo Co., Ltd.	170,000	254,528
#	Nihon Chouzai Co., Ltd.	28,060	1,231,382
	Niitaka Co., Ltd.	2,060	28,747
	Nippon Beet Sugar Manufacturing Co., Ltd.	66,100	1,291,777
#	Nippon Flour Mills Co., Ltd.	361,000	5,549,241
	Nippon Suisan Kaisha, Ltd.	1,480,200	6,366,647
#	Nisshin Oillio Group, Ltd. (The)	793,000	3,687,830
#	Nissin Sugar Co., Ltd.	62,600	861,624
	Nitto Fuji Flour Milling Co., Ltd.	6,400	225,554
	Noevir Holdings Co., Ltd.	61,300	1,872,216
#	Oenon Holdings, Inc.	307,000	704,992
#	OIE Sangyo Co., Ltd.	20,900	194,912
	Okuwa Co., Ltd.	119,000	1,114,302
	Olympic Group Corp.	63,100	314,213
#	OUG Holdings, Inc.	29,000	73,180
#	Prima Meat Packers, Ltd.	956,000	3,454,539
	Qol Co., Ltd.	90,900	1,314,184
#	Riken Vitamin Co., Ltd.	74,100	3,502,070
	Rock Field Co., Ltd.	132,000	1,970,285
	Rokko Butter Co., Ltd.	66,500	1,919,294
#	S Foods, Inc.	75,562	1,979,262
	S&B Foods, Inc.	499	23,885
	Sagami Rubber Industries Co., Ltd.	2,000	15,479
#	Sakata Seed Corp.	182,600	4,630,739
	San-A Co., Ltd.	101,200	5,072,298
	Sapporo Holdings, Ltd.	200,000	5,544,334
#	Shoei Foods Corp.	71,800	1,054,168
	Showa Sangyo Co., Ltd.	605,000	3,166,528
	Sogo Medical Co., Ltd.	55,800	1,821,011
	ST Corp.	81,200	962,152

	Starzen Co., Ltd.	55,800	$2,843,199
	Takara Holdings, Inc.	980,300	9,179,960
	Tobu Store Co., Ltd.	19,000	527,123
	Toho Co., Ltd.	44,100	1,013,804
#	Tohto Suisan Co., Ltd.	17,300	277,200
	Torigoe Co., Ltd. (The)	82,000	600,757
	Toyo Sugar Refining Co., Ltd.	157,000	166,233
	Transaction Co., Ltd.	8,300	138,143
	United Super Markets Holdings, Inc.	300,300	2,964,802
	Valor Holdings Co., Ltd.	216,300	6,100,687
#	Warabeya Nichiyo Co., Ltd.	85,460	1,791,566
#	Watahan & Co., Ltd.	27,500	481,473
#	Yaizu Suisankagaku Industry Co., Ltd.	46,100	463,255
#	YAKUODO Co., Ltd.	18,100	1,079,860
#	Yamatane Corp.	53,500	710,730
#	Yamaya Corp.	25,600	378,821
	Yamazawa Co., Ltd.	700	11,673
	Yaoko Co., Ltd.	104,500	4,133,630
#	Yokohama Reito Co., Ltd.	291,700	3,100,020
	Yomeishu Seizo Co., Ltd.	49,800	887,793
	Yuasa Funashoku Co., Ltd.	121,000	335,126
	Yutaka Foods Corp.	6,000	110,313
Total Consumer Staples			272,519,279

Energy — (0.9%)
#	BP Castrol KK	57,400	734,877
	Cosmo Energy Holdings Co., Ltd.	363,000	4,574,472
	Fuji Kosan Co., Ltd.	33,100	132,704
*	Fuji Oil Co., Ltd.	284,800	896,830
	Itochu Enex Co., Ltd.	302,200	2,326,425
#	Japan Drilling Co., Ltd.	41,100	972,127
	Japan Oil Transportation Co., Ltd.	8,400	186,307
	Japan Petroleum Exploration Co., Ltd.	187,300	4,147,510
	Mitsuuroko Group Holdings Co., Ltd.	181,700	1,037,632
#	Modec, Inc.	103,900	1,855,069
#	Nippon Coke & Engineering Co., Ltd.	1,272,800	1,038,852
	Nippon Gas Co., Ltd.	195,100	6,090,371
#	Sala Corp.	177,400	1,083,814
	San-Ai Oil Co., Ltd.	310,000	2,114,202
#	Shinko Plantech Co., Ltd.	237,200	1,694,386
	Sinanen Holdings Co., Ltd.	52,000	1,068,438
#	Toa Oil Co., Ltd.	415,000	529,919
#	Toyo Kanetsu K.K.	568,000	1,195,368
Total Energy			31,679,303

Financials — (7.9%)
	77 Bank, Ltd. (The)	1,749,760	7,162,465
	Accretive Co., Ltd.	57,800	205,607
	Advance Create Co., Ltd.	3,200	52,038
	Aichi Bank, Ltd. (The)	51,700	2,517,182
	Aizawa Securities Co., Ltd.	162,800	900,958
	Akita Bank, Ltd. (The)	1,079,400	3,204,974

#	Anicom Holdings, Inc.	88,500	$2,178,558
	Aomori Bank, Ltd. (The)	1,186,000	3,767,497
	Asax Co., Ltd.	1,700	25,069
#	Ashikaga Holdings Co., Ltd.	446,000	1,597,816
	Awa Bank, Ltd. (The)	1,178,000	7,258,520
#	Bank of Iwate, Ltd. (The)	99,400	3,861,658
#	Bank of Kochi, Ltd. (The)	301,000	322,521
#	Bank of Nagoya, Ltd. (The)	102,430	3,568,406
	Bank of Okinawa, Ltd. (The)	132,960	3,964,927
	Bank of Saga, Ltd. (The)	808,000	1,989,494
	Bank of the Ryukyus, Ltd.	227,380	2,697,962
	Chiba Kogyo Bank, Ltd. (The)	259,600	1,039,315
#	Chugoku Bank, Ltd. (The)	37,500	457,431
	Chukyo Bank, Ltd. (The)	70,000	1,584,456
	Daiichi Commodities Co., Ltd.	13,700	41,270
#	Daisan Bank, Ltd. (The)	85,500	1,405,641
#	Daishi Bank, Ltd. (The)	2,071,000	7,960,564
	Daito Bank, Ltd. (The)	873,000	1,461,528
#	DSB Co., Ltd.	55,800	277,978
	eGuarantee, Inc.	39,200	1,079,877
#	Ehime Bank, Ltd. (The)	190,600	2,399,807
	Eighteenth Bank, Ltd. (The)	1,048,000	3,108,750
	FIDEA Holdings Co., Ltd.	874,800	1,375,040
#	Financial Products Group Co., Ltd.	409,700	3,810,474
	Fukui Bank, Ltd. (The)	1,317,000	3,351,900
#	Fukushima Bank, Ltd. (The)	1,421,000	1,266,465
	Fuyo General Lease Co., Ltd.	92,800	4,614,890
#	GCA Corp.	119,400	857,514
	GMO Click Holdings, Inc.	19,500	140,332
	Gunma Bank, Ltd. (The)	1,453,800	6,604,368
	Hokkoku Bank, Ltd. (The)	1,742,000	5,264,680
	Hokuetsu Bank, Ltd. (The)	130,000	2,752,484
	Hokuhoku Financial Group, Inc.	364,900	4,909,945
	Hyakugo Bank, Ltd. (The)	1,614,609	5,846,372
	Hyakujushi Bank, Ltd. (The)	1,584,000	4,835,862
	IBJ Leasing Co., Ltd.	116,300	2,343,460
#	Ichigo, Inc.	541,600	2,402,553
	Ichiyoshi Securities Co., Ltd.	229,400	1,744,117
#	IwaiCosmo Holdings, Inc.	106,900	933,415
#	Iyo Bank, Ltd. (The)	163,500	990,085
#	J Trust Co., Ltd.	138,300	1,087,909
	Jaccs Co., Ltd.	399,000	1,532,526
	Jafco Co., Ltd.	218,500	6,419,016
	Japan Securities Finance Co., Ltd.	272,300	1,178,818
	Jimoto Holdings, Inc.	526,400	747,850
#	Juroku Bank, Ltd. (The)	2,085,000	5,954,923
#	kabu.com Securities Co., Ltd.	1,026,600	3,456,358
	Kansai Urban Banking Corp.	149,200	1,525,270
	Keiyo Bank, Ltd. (The)	1,576,000	6,694,036
	Kita-Nippon Bank, Ltd. (The)	49,506	1,331,535
	Kiyo Bank, Ltd. (The)	396,690	6,223,801
#	Kosei Securities Co., Ltd. (The)	67,000	75,474
	Kyokuto Securities Co., Ltd.	127,900	1,640,722

	Kyushu Financial Group, Inc.	763,220	$5,200,141
*	M&A Capital Partners Co., Ltd.	23,200	499,577
#	Marusan Securities Co., Ltd.	119,100	985,424
#	Michinoku Bank, Ltd. (The)	846,000	1,666,134
	Mie Bank, Ltd. (The)	52,300	1,033,389
#	Minato Bank, Ltd. (The)	108,400	1,734,296
	Mito Securities Co., Ltd.	338,500	803,722
	Miyazaki Bank, Ltd. (The)	931,000	2,472,317
#	Monex Group, Inc.	1,215,700	2,860,086
#	Money Partners Group Co., Ltd.	88,700	420,977
#	MONEY SQUARE HOLDINGS, Inc.	27,400	339,892
	Musashino Bank, Ltd. (The)	206,000	5,211,766
#	Nagano Bank, Ltd. (The)	51,800	983,983
#	Nanto Bank, Ltd. (The)	121,600	4,302,791
*	New Real Property K.K.	43,900	—
	Nihon M&A Center, Inc.	6,000	185,892
	Nishi-Nippon City Bank, Ltd. (The)	2,498,000	5,283,970
	North Pacific Bank, Ltd.	2,303,600	8,171,015
#	OAK Capital Corp.	265,200	401,341
	Ogaki Kyoritsu Bank, Ltd. (The)	1,857,000	6,191,025
#	Oita Bank, Ltd. (The)	1,014,900	3,693,208
	Okasan Securities Group, Inc.	726,000	3,735,619
	Pocket Card Co., Ltd.	26,900	137,906
	Ricoh Leasing Co., Ltd.	96,900	2,682,491
	San-In Godo Bank, Ltd. (The)	957,000	6,539,189
	Sawada Holdings Co., Ltd.	142,000	1,424,890
	Senshu Ikeda Holdings, Inc.	1,424,200	6,270,730
#	Shiga Bank, Ltd. (The)	1,365,000	6,651,669
#	Shikoku Bank, Ltd. (The)	1,210,000	2,584,881
	Shimane Bank, Ltd. (The)	16,600	199,094
	Shimizu Bank, Ltd. (The)	48,000	1,282,738
#	Sparx Group Co., Ltd.	573,900	1,032,161
	Taiko Bank, Ltd. (The)	219,000	469,059
#	Takagi Securities Co., Ltd.	224,000	283,270
	Tochigi Bank, Ltd. (The)	705,000	2,862,924
	Toho Bank, Ltd. (The)	1,323,200	4,657,313
#	Tohoku Bank, Ltd. (The)	588,000	832,319
#	Tokai Tokyo Financial Holdings, Inc.	1,185,100	5,746,358
	Tokyo TY Financial Group, Inc.	155,338	4,341,318
#	Tomato Bank, Ltd.	48,400	705,242
	TOMONY Holdings, Inc.	913,950	4,257,229
#	Tottori Bank, Ltd. (The)	35,300	572,427
	Towa Bank, Ltd. (The)	2,066,000	1,824,490
	Toyo Securities Co., Ltd.	389,000	697,771
	Tsukuba Bank, Ltd.	495,100	1,423,544
#	Yamagata Bank, Ltd. (The)	854,500	3,610,051
#	Yamanashi Chuo Bank, Ltd. (The)	976,000	4,211,362
Total Financials			279,481,454

Health Care — (4.0%)
#	As One Corp.	86,768	3,778,046
#	ASKA Pharmaceutical Co., Ltd.	131,300	2,414,819
	Biofermin Pharmaceutical Co., Ltd.	13,900	367,996

	BML, Inc.	136,600	$3,594,961
#	CMIC Holdings Co., Ltd.	72,200	1,096,870
	Create Medic Co., Ltd.	28,000	254,850
#	Daiken Medical Co., Ltd.	101,500	761,431
#	Daito Pharmaceutical Co., Ltd.	69,580	1,637,876
	Dvx, Inc.	7,700	98,216
	Eiken Chemical Co., Ltd.	93,900	2,710,228
	EPS Holdings, Inc.	198,600	2,728,195
	FALCO HOLDINGS Co., Ltd.	45,700	586,701
#	FINDEX, Inc.	98,600	1,580,120
	Fuji Pharma Co., Ltd.	46,200	1,227,861
	Fukuda Denshi Co., Ltd.	1,400	88,700
#	Fuso Pharmaceutical Industries, Ltd.	41,500	1,146,001
#	Hogy Medical Co., Ltd.	71,300	4,999,213
	Iwaki & Co., Ltd.	154,000	294,775
	Japan Lifeline Co., Ltd.	37,900	1,803,450
#	Japan Medical Dynamic Marketing, Inc.	108,100	829,853
#	Jeol, Ltd.	512,000	2,065,231
#	JMS Co., Ltd.	157,000	420,286
	Kawasumi Laboratories, Inc.	69,100	392,613
	Kissei Pharmaceutical Co., Ltd.	143,500	3,836,890
	KYORIN Holdings, Inc.	276,100	6,263,571
	Linical Co., Ltd.	80,000	1,166,612
#	Mani, Inc.	134,700	3,020,506
	Menicon Co., Ltd.	20,100	549,521
	Mochida Pharmaceutical Co., Ltd.	78,399	6,148,648
#	N Field Co., Ltd.	67,900	1,043,160
	Nagaileben Co., Ltd.	51,200	1,139,073
#	Nakanishi, Inc.	117,700	4,279,390
	ND Software Co., Ltd.	5,200	43,535
	Nichi-iko Pharmaceutical Co., Ltd.	264,250	5,065,583
#	NichiiGakkan Co., Ltd.	284,300	2,219,384
#	Nikkiso Co., Ltd.	391,100	3,509,315
	Nippon Chemiphar Co., Ltd.	17,100	719,936
#	Nipro Corp.	702,100	8,929,277
	Nissui Pharmaceutical Co., Ltd.	69,700	795,219
	Paramount Bed Holdings Co., Ltd.	114,200	4,317,295
#	Rion Co., Ltd.	44,300	585,786
	Rohto Pharmaceutical Co., Ltd.	546,700	9,432,985
	Seed Co., Ltd.	8,600	113,023
	Ship Healthcare Holdings, Inc.	279,700	8,596,024
	Shofu, Inc.	35,700	498,834
	Software Service, Inc.	18,000	764,010
#	Taiko Pharmaceutical Co., Ltd.	54,900	886,099
	Techno Medica Co., Ltd.	26,400	421,345
#	Toho Holdings Co., Ltd.	321,000	6,811,455
	Tokai Corp.	58,500	2,075,954
	Torii Pharmaceutical Co., Ltd.	81,400	1,759,799
#	Towa Pharmaceutical Co., Ltd.	59,100	2,403,081
	Tsukui Corp.	339,000	2,419,017
	Tsumura & Co.	359,800	10,242,764
	Uchiyama Holdings Co., Ltd.	24,200	98,696
#	Vital KSK Holdings, Inc.	201,900	2,139,357

	Wakamoto Pharmaceutical Co., Ltd.	107,000	$245,557
	WIN-Partners Co., Ltd.	20,800	332,362
	ZERIA Pharmaceutical Co., Ltd.	111,699	1,895,093
Total Health Care			139,646,448

Industrials — (24.6%)
#	A&A Material Corp.	127,000	110,881
	Abist Co., Ltd.	6,000	142,187
	Advan Co., Ltd.	167,700	1,527,030
	Advanex, Inc.	22,099	231,635
	Aeon Delight Co., Ltd.	111,400	3,399,600
	Aica Kogyo Co., Ltd.	314,300	8,360,555
	Aichi Corp.	202,700	1,484,777
#	Aida Engineering, Ltd.	325,300	2,604,872
	AIT Corp.	20,400	176,466
#	Ajis Co., Ltd.	10,700	540,523
#	Alinco, Inc.	70,300	650,069
	Alps Logistics Co., Ltd.	98,600	557,576
	Altech Corp.	44,750	981,814
#	Anest Iwata Corp.	185,100	1,907,146
*	Arrk Corp.	422,400	310,865
#	Asahi Diamond Industrial Co., Ltd.	328,200	2,661,264
	Asahi Kogyosha Co., Ltd.	25,000	712,684
#	Asanuma Corp.	383,000	835,043
#*	Asia Growth Capital, Ltd.	389,900	298,262
	Asunaro Aoki Construction Co., Ltd.	142,800	959,469
	Bando Chemical Industries, Ltd.	231,000	2,297,817
	Benefit One, Inc.	96,900	3,049,053
	Bunka Shutter Co., Ltd.	338,100	2,687,124
	Canare Electric Co., Ltd.	3,500	67,244
	Career Design Center Co., Ltd.	28,800	270,381
	Central Glass Co., Ltd.	1,214,000	4,781,048
	Central Security Patrols Co., Ltd.	47,500	904,416
	Chilled & Frozen Logistics Holdings Co., Ltd.	22,000	197,086
#	Chiyoda Corp.	993,000	8,176,369
	Chiyoda Integre Co., Ltd.	74,300	1,512,478
	Chudenko Corp.	155,100	3,137,677
	Chugai Ro Co., Ltd.	373,000	738,187
	CKD Corp.	341,900	4,139,711
	Comany, Inc.	3,100	51,706
#	COMSYS Holdings Corp.	10,600	188,344
#	Cosel Co., Ltd.	120,800	1,460,237
	Creek & River Co., Ltd.	18,700	151,569
	CTI Engineering Co., Ltd.	72,300	650,928
	Dai-Dan Co., Ltd.	160,000	1,254,319
	Daido Kogyo Co., Ltd.	200,000	433,654
#	Daifuku Co., Ltd.	444,100	8,154,895
#	Daihatsu Diesel Manufacturing Co., Ltd.	86,000	474,501
#	Daihen Corp.	641,000	3,418,355
#	Daiho Corp.	521,000	2,887,255
	Daiichi Jitsugyo Co., Ltd.	260,000	1,420,947
	Daiseki Co., Ltd.	216,263	4,222,471
#	Daiseki Eco. Solution Co., Ltd.	21,300	293,860

#	Daisue Construction Co., Ltd.	41,100	$350,273
	Daiwa Industries, Ltd.	173,000	1,565,855
#*	Danto Holdings Corp.	165,000	298,770
	Denyo Co., Ltd.	85,300	888,305
#	DMG Mori Co., Ltd.	434,800	4,536,263
#	DMW Corp.	4,800	84,841
#	Duskin Co., Ltd.	224,100	4,177,283
#	Ebara Jitsugyo Co., Ltd.	39,300	476,880
	Eidai Co., Ltd.	124,000	510,946
#	en-japan, Inc.	126,500	2,742,139
	Endo Lighting Corp.	60,200	479,214
*	Enshu, Ltd.	197,000	121,243
	F&M Co., Ltd.	9,400	86,018
#	First Energy Service Co., Ltd. (The)	48,300	308,570
	Freund Corp.	19,800	306,667
#	Fudo Tetra Corp.	1,040,800	1,759,221
#	Fuji Machine Manufacturing Co., Ltd.	119,900	1,387,193
	Fujikura, Ltd.	1,935,000	10,568,177
#	Fujisash Co., Ltd.	494,100	402,033
#	Fujitec Co., Ltd.	436,800	5,202,305
	Fukuda Corp.	395,000	4,370,121
	Fukushima Industries Corp.	85,300	2,795,666
#	Fukuyama Transporting Co., Ltd.	751,400	4,375,342
#	FULLCAST Holdings Co., Ltd.	121,700	1,082,939
#	Funai Soken Holdings, Inc.	159,360	2,384,046
	Furukawa Co., Ltd.	1,800,000	2,821,619
	Furukawa Electric Co., Ltd.	462,800	12,592,335
	Furusato Industries, Ltd.	52,000	754,290
#	Futaba Corp.	206,300	3,366,925
	Gecoss Corp.	104,400	908,602
	Giken, Ltd.	7,200	132,997
	Glory, Ltd.	268,900	8,866,716
#	GS Yuasa Corp.	1,848,000	7,616,263
#	Hamakyorex Co., Ltd.	91,400	1,647,552
#	HANEDA ZENITH HOLDINGS Co., Ltd.	120,400	366,422
	Hanwa Co., Ltd.	1,221,000	7,413,315
#	Harmonic Drive Systems, Inc.	21,600	629,164
#	Hazama Ando Corp.	1,082,400	6,589,150
	Helios Techno Holdings Co., Ltd.	6,900	25,931
	Hibiya Engineering, Ltd.	117,500	1,933,032
	Hirakawa Hewtech Corp.	14,900	123,257
	Hirano Tecseed Co., Ltd.	8,200	76,334
#	Hirata Corp.	12,000	904,219
	Hisaka Works, Ltd.	109,500	925,588
	Hitachi Koki Co., Ltd.	311,600	2,267,598
	Hitachi Transport System, Ltd.	278,000	5,554,981
	Hitachi Zosen Corp.	991,379	5,033,860
#	Hito Communications, Inc.	35,100	595,106
#	Hokuetsu Industries Co., Ltd.	107,600	716,581
#	Hokuriku Electrical Construction Co., Ltd.	23,000	158,892
#	Hosokawa Micron Corp.	204,000	1,147,813
	Howa Machinery, Ltd.	72,100	375,633
#	Ichiken Co., Ltd.	143,000	428,402

#	Ichinen Holdings Co., Ltd.	114,200	$1,083,687
	Idec Corp.	161,700	1,500,864
#	Iino Kaiun Kaisha, Ltd.	541,400	1,957,755
	Inaba Denki Sangyo Co., Ltd.	138,700	5,013,470
#	Inaba Seisakusho Co., Ltd.	49,700	625,992
	Inabata & Co., Ltd.	296,300	3,045,760
	Interworks, Inc.	6,800	76,452
#	Inui Global Logistics Co., Ltd.	71,880	692,992
#	Iseki & Co., Ltd.	1,110,000	2,761,016
	Ishii Iron Works Co., Ltd.	11,000	163,635
	Itoki Corp.	215,800	1,458,648
	Iwasaki Electric Co., Ltd.	372,000	584,283
	Iwatani Corp.	1,087,000	6,712,247
	J-COM Holdings Co., Ltd.	22,300	472,163
#	JAC Recruitment Co., Ltd.	93,100	1,120,650
#	Jalux, Inc.	39,500	674,067
#	Jamco Corp.	68,400	1,388,120
	Japan Foundation Engineering Co., Ltd.	119,500	407,846
#	Japan Pulp & Paper Co., Ltd.	519,000	1,690,818
	Japan Steel Works, Ltd. (The)	398,400	9,048,731
	Japan Transcity Corp.	242,000	882,549
	JK Holdings Co., Ltd.	89,940	443,598
#	Juki Corp.	185,800	1,358,825
	Kamei Corp.	148,700	1,297,333
	Kanaden Corp.	110,600	1,091,135
#	Kanagawa Chuo Kotsu Co., Ltd.	190,000	1,343,621
	Kanamoto Co., Ltd.	171,600	4,409,748
	Kandenko Co., Ltd.	626,000	5,774,961
	Kanematsu Corp.	2,438,625	3,789,999
#	Katakura Industries Co., Ltd.	137,300	1,637,993
#	Kato Works Co., Ltd.	61,800	1,295,444
#	KAWADA TECHNOLOGIES, Inc.	53,700	2,379,230
	Kawasaki Kinkai Kisen Kaisha, Ltd.	96,000	267,748
#	Kawasaki Kisen Kaisha, Ltd.	3,035,000	7,822,349
	Keihin Co., Ltd.	249,000	324,124
	KFC, Ltd.	1,400	29,255
#*	KI Holdings Co., Ltd.	88,000	307,378
#	Kimura Chemical Plants Co., Ltd.	39,900	141,274
#	King Jim Co., Ltd.	13,000	108,773
#	Kinki Sharyo Co., Ltd.	15,300	351,126
#	Kintetsu World Express, Inc.	191,200	2,480,111
	Kitagawa Iron Works Co., Ltd.	49,600	819,337
	Kitano Construction Corp.	259,000	674,787
#	Kito Corp.	108,500	1,046,671
#	Kitz Corp.	543,500	3,008,126
#*	Kobe Electric Railway Co., Ltd.	42,000	149,822
	Kobelco Eco-Solutions Co., Ltd.	97,000	373,032
	Koike Sanso Kogyo Co., Ltd.	145,000	354,887
#	Kokusai Co., Ltd.	41,700	342,729
#	Kokuyo Co., Ltd.	525,125	7,631,038
#	KOMAIHALTEC, Inc.	22,700	442,647
	Komatsu Wall Industry Co., Ltd.	40,000	666,115
	Komori Corp.	348,700	4,401,171

#	Kondotec, Inc.	124,000	$919,783
	Konoike Transport Co., Ltd.	86,500	1,179,312
#*	Kosaido Co., Ltd.	248,600	752,145
	KRS Corp.	36,200	857,825
	Kumagai Gumi Co., Ltd.	2,027,000	5,233,664
	Kuroda Electric Co., Ltd.	219,100	4,204,519
#	Kyodo Printing Co., Ltd.	506,000	1,661,647
	Kyokuto Boeki Kaisha, Ltd.	58,000	110,244
	Kyokuto Kaihatsu Kogyo Co., Ltd.	185,700	2,144,977
#	Kyoritsu Printing Co., Ltd.	119,300	354,599
	Kyowa Exeo Corp.	481,800	6,869,470
#	Kyudenko Corp.	219,000	8,035,758
#	Link And Motivation, Inc.	251,400	631,083
	Lonseal Corp.	11,600	183,583
	Maeda Corp.	821,000	6,980,231
	Maeda Kosen Co., Ltd.	109,900	1,253,892
	Maeda Road Construction Co., Ltd.	387,000	6,918,863
	Maezawa Industries, Inc.	35,700	105,310
#	Maezawa Kasei Industries Co., Ltd.	52,900	519,129
	Maezawa Kyuso Industries Co., Ltd.	49,100	654,662
	Makino Milling Machine Co., Ltd.	655,000	4,039,054
	Marubeni Construction Material Lease Co., Ltd.	75,000	133,112
	Marufuji Sheet Piling Co., Ltd.	58,000	126,758
	Maruka Machinery Co., Ltd.	32,200	374,589
#	Maruwa Unyu Kikan Co., Ltd.	34,300	811,288
#	Maruyama Manufacturing Co., Inc.	230,000	386,575
#	Maruzen Co., Ltd.	46,000	456,339
	Maruzen Showa Unyu Co., Ltd.	304,000	1,159,143
	Matsuda Sangyo Co., Ltd.	82,882	1,137,269
	Matsui Construction Co., Ltd.	135,300	1,587,493
	Max Co., Ltd.	191,000	2,302,721
	Meidensha Corp.	1,175,050	3,875,577
	Meiji Shipping Co., Ltd.	111,000	407,797
#	Meisei Industrial Co., Ltd.	251,000	1,197,762
	Meitec Corp.	181,300	6,386,122
#	Meiwa Corp.	158,000	529,582
	Mesco, Inc.	22,000	198,789
#	METAWATER Co., Ltd.	46,900	1,281,833
#	Mie Kotsu Group Holdings, Inc.	154,100	592,914
	Mirait Holdings Corp.	374,085	3,187,569
	Mitani Corp.	68,200	2,069,399
	Mitsubishi Kakoki Kaisha, Ltd.	129,000	268,159
#	Mitsubishi Nichiyu Forklift Co., Ltd.	189,100	1,256,063
#	Mitsubishi Pencil Co., Ltd.	100,300	4,981,987
	Mitsuboshi Belting, Ltd.	328,000	2,787,097
#	Mitsui Engineering & Shipbuilding Co., Ltd.	5,109,000	7,185,277
	Mitsui Matsushima Co., Ltd.	84,700	981,242
	Mitsui-Soko Holdings Co., Ltd.	626,000	1,991,351
	Mitsumura Printing Co., Ltd.	93,000	195,742
#	Miyaji Engineering Group, Inc.	332,175	497,911
	Morita Holdings Corp.	227,700	3,232,652
	Moshi Moshi Hotline, Inc.	124,600	1,115,934
#	NAC Co., Ltd.	61,700	534,648

#	Nachi-Fujikoshi Corp.	1,045,000	$3,844,796
	Nagase & Co., Ltd.	444,400	5,346,939
	Naigai Trans Line, Ltd.	3,800	35,637
	Nakabayashi Co., Ltd.	211,000	496,346
	Nakano Corp.	29,600	117,700
#	Namura Shipbuilding Co., Ltd.	314,028	2,124,814
	Narasaki Sangyo Co., Ltd.	103,000	238,769
#	NDS Co., Ltd.	24,100	588,462
#	NEC Capital Solutions, Ltd.	48,900	809,203
	Nichias Corp.	587,000	5,194,107
	Nichiban Co., Ltd.	141,000	1,076,830
	Nichiden Corp.	24,300	686,793
	Nichiha Corp.	178,680	3,986,298
	Nichireki Co., Ltd.	148,000	1,076,438
	Nihon Dengi Co., Ltd.	3,300	54,797
	Nihon Flush Co., Ltd.	15,700	181,247
	Nihon Trim Co., Ltd.	30,700	1,845,246
	Nikkato Corp.	700	2,682
	Nikko Co., Ltd.	31,800	513,194
	Nikkon Holdings Co., Ltd.	356,800	7,768,312
#	Nippi, Inc.	27,000	200,508
	Nippo Corp.	227,000	4,316,563
	Nippon Air Conditioning Services Co., Ltd.	40,300	229,522
#	Nippon Carbon Co., Ltd.	648,000	1,113,472
	Nippon Densetsu Kogyo Co., Ltd.	227,300	4,275,130
	Nippon Filcon Co., Ltd.	70,900	341,838
	Nippon Hume Corp.	129,400	797,292
	Nippon Kanzai Co., Ltd.	88,700	1,316,920
#	Nippon Koei Co., Ltd.	390,000	1,799,781
#	Nippon Parking Development Co., Ltd.	1,224,400	1,718,053
#	Nippon Rietec Co., Ltd.	7,000	62,228
	Nippon Road Co., Ltd. (The)	384,000	1,544,685
	Nippon Seisen Co., Ltd.	100,000	448,640
#*	Nippon Sharyo, Ltd.	422,000	1,112,613
#*	Nippon Sheet Glass Co., Ltd.	584,800	4,669,713
	Nippon Steel & Sumikin Bussan Corp.	95,560	3,387,659
	Nippon Thompson Co., Ltd.	410,000	1,520,968
	Nippon Tungsten Co., Ltd.	62,000	101,489
#	Nishi-Nippon Railroad Co., Ltd.	1,196,000	5,747,094
	Nishimatsu Construction Co., Ltd.	1,794,000	8,355,746
	Nishio Rent All Co., Ltd.	93,700	2,758,209
#	Nissei ASB Machine Co., Ltd.	52,300	901,789
	Nissei Corp.	37,900	356,834
	Nissei Plastic Industrial Co., Ltd.	184,500	1,312,997
#	Nissha Printing Co., Ltd.	165,400	4,087,459
	Nisshinbo Holdings, Inc.	870,500	8,635,740
	Nissin Corp.	409,000	1,288,784
	Nissin Electric Co., Ltd.	279,000	4,650,945
	Nitta Corp.	104,300	2,615,921
	Nitto Boseki Co., Ltd.	934,000	3,069,689
	Nitto Kogyo Corp.	159,700	2,096,402
	Nitto Kohki Co., Ltd.	68,500	1,606,907
	Nitto Seiko Co., Ltd.	149,000	543,532

#	Nittoc Construction Co., Ltd.	158,500	$750,785
#	Nittoku Engineering Co., Ltd.	81,900	1,005,531
	NJS Co., Ltd.	30,200	340,061
	Noda Corp.	153,600	1,041,757
	Nomura Co., Ltd.	220,200	3,429,861
	Noritake Co., Ltd.	64,200	1,486,918
	Noritz Corp.	172,400	3,558,420
#	NS United Kaiun Kaisha, Ltd.	599,000	828,969
#	NTN Corp.	2,488,000	8,696,803
#	Obara Group, Inc.	79,200	3,119,393
	Obayashi Road Corp.	166,300	1,051,449
#	Odelic Co., Ltd.	20,000	732,660
	Oiles Corp.	151,350	2,574,820
	Okabe Co., Ltd.	242,100	1,976,705
#	Okamoto Machine Tool Works, Ltd.	205,000	301,474
	Okamura Corp.	381,900	3,700,741
#	OKK Corp.	425,000	418,793
#	OKUMA Corp.	849,000	6,511,291
	Okumura Corp.	999,400	5,687,412
#	Onoken Co., Ltd.	84,600	1,048,708
	Organo Corp.	228,000	933,675
#	OSG Corp.	452,700	9,025,903
	OSJB Holdings Corp.	677,200	1,433,486
#	Outsourcing, Inc.	81,300	3,537,370
	Oyo Corp.	111,300	1,261,967
	Paraca, Inc.	4,500	75,469
#	Pasco Corp.	137,000	424,903
#	Pasona Group, Inc.	126,800	1,032,032
	Pegasus Sewing Machine Manufacturing Co., Ltd.	35,300	189,585
	Penta-Ocean Construction Co., Ltd.	1,724,600	9,837,371
	Pilot Corp.	188,800	7,880,436
#	Prestige International, Inc.	284,800	2,319,109
	Pronexus, Inc.	126,400	1,431,986
#	PS Mitsubishi Construction Co., Ltd.	147,700	516,213
	Punch Industry Co., Ltd.	5,600	49,720
	Quick Co., Ltd.	33,100	348,499
	Raito Kogyo Co., Ltd.	313,100	3,771,364
	Rheon Automatic Machinery Co., Ltd.	110,500	749,285
	Ryobi, Ltd.	820,200	3,647,887
	Sakai Heavy Industries, Ltd.	237,000	446,551
#	Sakai Moving Service Co., Ltd.	60,800	1,546,765
	Sanki Engineering Co., Ltd.	297,600	2,658,031
	Sanko Metal Industrial Co., Ltd.	13,600	396,152
#	Sankyo Tateyama, Inc.	166,200	2,701,813
	Sankyu, Inc.	1,540,000	8,843,835
#	Sanoyas Holdings Corp.	109,500	334,420
	Sanwa Holdings Corp.	1,232,600	11,932,784
	Sanyo Denki Co., Ltd.	259,000	1,424,627
	Sanyo Engineering & Construction, Inc.	48,000	290,875
	Sanyo Industries, Ltd.	99,000	171,467
	Sanyo Trading Co., Ltd.	13,600	168,206
#	Sata Construction Co., Ltd.	85,399	328,933
#	Sato Holdings Corp.	154,500	3,384,343

	Sato Shoji Corp.	66,800	$491,472
	SBS Holdings, Inc.	114,100	1,022,992
	Secom Joshinetsu Co., Ltd.	32,900	1,056,400
#	Seibu Electric Industry Co., Ltd.	15,600	314,792
	Seika Corp.	313,000	829,325
	Seikitokyu Kogyo Co., Ltd.	178,300	904,753
	Seino Holdings Co., Ltd.	258,600	2,719,612
	Sekisui Jushi Corp.	180,900	2,931,856
#	Senko Co., Ltd.	564,500	3,933,071
#	Senshu Electric Co., Ltd.	35,100	570,047
	Shibusawa Warehouse Co., Ltd. (The)	263,000	748,199
	Shibuya Corp.	104,400	1,969,297
#	Shima Seiki Manufacturing, Ltd.	161,400	4,408,263
	Shin Nippon Air Technologies Co., Ltd.	86,280	1,018,674
	Shin-Keisei Electric Railway Co., Ltd.	181,000	702,992
	Shinmaywa Industries, Ltd.	550,000	3,644,350
	Shinnihon Corp.	186,700	1,699,946
#	Shinsho Corp.	27,900	488,333
	Shinwa Co., Ltd.	27,100	404,807
#*	Shoko Co., Ltd.	198,000	151,123
	Showa Aircraft Industry Co., Ltd.	15,837	146,870
	Sinfonia Technology Co., Ltd.	684,000	1,122,427
#	Sinko Industries, Ltd.	110,700	1,416,105
	Sintokogio, Ltd.	265,000	2,443,011
	Soda Nikka Co., Ltd.	67,000	306,264
#	Sodick Co., Ltd.	260,000	1,937,272
#	Space Co., Ltd.	66,220	804,285
#	Srg Takamiya Co., Ltd.	118,600	660,447
#	Star Micronics Co., Ltd.	225,000	2,815,621
#	Subaru Enterprise Co., Ltd.	55,000	218,146
	Sugimoto & Co., Ltd.	31,500	370,763
	Sumitomo Densetsu Co., Ltd.	104,400	1,090,206
#	Sumitomo Mitsui Construction Co., Ltd.	5,237,600	4,935,661
	Sumitomo Precision Products Co., Ltd.	189,000	614,131
	Sumitomo Warehouse Co., Ltd. (The)	819,000	4,362,837
#*	SWCC Showa Holdings Co., Ltd.	1,562,000	1,087,806
#	Tadano, Ltd.	591,700	5,823,910
	Taihei Dengyo Kaisha, Ltd.	189,000	1,897,965
#	Taiheiyo Kouhatsu, Inc.	407,000	314,675
#	Taikisha, Ltd.	147,000	3,640,337
	Takamatsu Construction Group Co., Ltd.	80,000	1,852,984
#	Takano Co., Ltd.	49,400	348,155
	Takaoka Toko Co., Ltd.	59,720	1,261,877
#	Takara Printing Co., Ltd.	51,955	703,011
	Takara Standard Co., Ltd.	253,500	4,706,823
#	Takasago Thermal Engineering Co., Ltd.	355,200	5,282,052
	Takashima & Co., Ltd.	225,000	371,980
#	Takeei Corp.	129,400	1,056,462
#	Takeuchi Manufacturing Co., Ltd.	208,300	3,518,515
#	Takigami Steel Construction Co., Ltd. (The)	53,000	233,910
#	Takisawa Machine Tool Co., Ltd.	368,000	482,313
	Takuma Co., Ltd.	424,000	4,004,230
#	Tanseisha Co., Ltd.	213,249	1,591,694

	Tatsuta Electric Wire and Cable Co., Ltd.	257,400	$908,361
	TECHNO ASSOCIE Co., Ltd.	56,800	516,641
#	Techno Ryowa, Ltd.	69,390	397,487
#	TechnoPro Holdings, Inc.	116,600	4,409,714
	Teikoku Electric Manufacturing Co., Ltd.	96,000	774,763
#	Teikoku Sen-I Co., Ltd.	103,100	1,613,474
#	Tekken Corp.	464,000	1,437,967
	Teraoka Seisakusho Co., Ltd.	53,600	187,613
	Toa Corp.	110,300	2,049,489
	TOA ROAD Corp.	266,000	668,929
#	Tobishima Corp.	1,073,200	1,839,567
	Tocalo Co., Ltd.	83,100	1,818,626
	Toda Corp.	1,230,000	6,485,404
	Toenec Corp.	212,000	1,040,556
	Togami Electric Manufacturing Co., Ltd.	20,000	80,309
#	TOKAI Holdings Corp.	528,400	3,386,272
#	Tokai Lease Co., Ltd.	162,000	308,447
	Tokyo Energy & Systems, Inc.	139,000	1,454,994
	Tokyo Keiki, Inc.	354,000	583,864
*	Tokyo Kikai Seisakusho, Ltd.	17,000	10,290
	Tokyo Sangyo Co., Ltd.	81,000	315,068
	Tokyu Construction Co., Ltd.	255,700	2,557,545
	Toli Corp.	261,000	817,560
	Tomoe Corp.	152,000	499,838
#	Tomoe Engineering Co., Ltd.	37,200	571,350
	Tonami Holdings Co., Ltd.	308,000	818,479
	Toppan Forms Co., Ltd.	298,500	3,136,823
#	Torishima Pump Manufacturing Co., Ltd.	117,100	1,223,792
#	Toshiba Machine Co., Ltd.	698,000	2,397,188
#	Toshiba Plant Systems & Services Corp.	262,650	4,245,035
#	Tosho Printing Co., Ltd.	227,000	1,031,806
#	Totetsu Kogyo Co., Ltd.	148,900	4,279,476
#	Toyo Construction Co., Ltd.	428,400	1,859,648
#	Toyo Denki Seizo K.K.	213,000	675,869
#	Toyo Engineering Corp.	892,400	2,891,310
	Toyo Machinery & Metal Co., Ltd.	87,400	318,160
#	Toyo Tanso Co., Ltd.	67,000	871,105
#	Toyo Wharf & Warehouse Co., Ltd.	340,000	546,870
#	Trancom Co., Ltd.	42,300	2,657,460
	Trinity Industrial Corp.	19,000	82,354
	Trusco Nakayama Corp.	121,100	6,456,647
	Trust Tech, Inc.	48,900	815,821
	Tsubakimoto Chain Co.	864,700	6,700,868
#	Tsubakimoto Kogyo Co., Ltd.	117,000	326,144
#*	Tsudakoma Corp.	294,000	473,000
#	Tsugami Corp.	395,000	2,068,373
	Tsukishima Kikai Co., Ltd.	144,200	1,600,017
#	Tsurumi Manufacturing Co., Ltd.	105,300	1,640,618
	TTK Co., Ltd.	62,000	305,572
	Uchida Yoko Co., Ltd.	297,000	1,222,008
	Ueki Corp.	348,000	741,772
#	Union Tool Co.	55,600	1,479,441
	Ushio, Inc.	635,000	7,316,114

	Utoc Corp.	98,700	$318,508
#	Wakachiku Construction Co., Ltd.	1,052,000	1,506,735
	Wakita & Co., Ltd.	219,800	1,670,260
	WDB Holdings Co., Ltd.	18,000	192,236
	Weathernews, Inc.	27,800	836,537
	World Holdings Co., Ltd.	43,300	706,033
#	Yahagi Construction Co., Ltd.	159,400	1,442,734
	YAMABIKO Corp.	203,628	1,838,492
	YAMADA Consulting Group Co., Ltd.	3,800	165,349
	Yamato Corp.	82,000	428,778
	Yamaura Corp.	16,200	80,971
	Yamazen Corp.	345,700	2,645,176
	Yasuda Logistics Corp.	94,300	567,188
	Yokogawa Bridge Holdings Corp.	198,000	2,212,993
	Yondenko Corp.	128,800	503,006
	Yuasa Trading Co., Ltd.	105,000	2,412,345
	Yuken Kogyo Co., Ltd.	196,000	328,593
#	Yumeshin Holdings Co., Ltd.	154,700	1,187,241
	Yurtec Corp.	249,000	1,376,280
	Yusen Logistics Co., Ltd.	109,500	1,061,691
#	Yushin Precision Equipment Co., Ltd.	42,100	1,063,036
	Zenitaka Corp. (The)	46,000	158,248
#	Zuiko Corp.	21,100	861,739
Total Industrials			867,718,274

Information Technology — (11.3%)
#	A&D Co., Ltd.	113,900	453,564
#	Ai Holdings Corp.	247,200	5,959,710
#	Aichi Tokei Denki Co., Ltd.	18,700	595,326
#	Aiphone Co., Ltd.	71,900	1,186,485
#	Aisan Technology Co., Ltd.	12,000	513,327
	Alpha Systems, Inc.	33,260	547,112
	Amano Corp.	374,300	5,983,583
#	Anritsu Corp.	873,500	4,996,053
	AOI Electronics Co., Ltd.	26,900	643,820
	Argo Graphics, Inc.	31,100	601,717
#	Arisawa Manufacturing Co., Ltd.	200,900	1,031,901
	ArtSpark Holdings, Inc.	32,000	602,055
	Asahi Net, Inc.	74,800	306,144
#	Ateam, Inc.	62,600	1,467,781
	Axell Corp.	44,900	324,882
	Azbil Corp.	190,300	5,751,010
	Broadband Tower, Inc.	234,500	493,706
	Broadleaf Co., Ltd.	131,900	1,448,667
	CAC Holdings Corp.	61,900	526,278
	Canon Electronics, Inc.	133,800	2,125,231
#	Capcom Co., Ltd.	294,600	7,248,028
	Chino Corp.	35,900	359,733
	Citizen Holdings Co., Ltd.	1,328,300	6,956,755
#*	CMK Corp.	271,300	1,466,716
#	COLOPL, Inc.	27,500	429,082
	Computer Engineering & Consulting, Ltd.	80,000	1,513,679
	Computer Institute of Japan, Ltd.	26,700	126,986

	Comture Corp.	19,100	$686,770
	CONEXIO Corp.	114,700	1,589,012
#	COOKPAD, Inc.	287,400	2,760,064
#	Cresco, Ltd.	28,500	718,003
#	CROOZ, Inc.	39,700	898,371
	Cube System, Inc.	12,300	78,525
#	Dai-ichi Seiko Co., Ltd.	55,600	565,419
#	Daishinku Corp.	41,000	445,353
	Daito Electron Co., Ltd.	5,900	44,226
	Daiwabo Holdings Co., Ltd.	1,186,000	2,803,192
	Denki Kogyo Co., Ltd.	295,000	1,485,305
	Densan System Co., Ltd.	1,600	24,924
*	Dexerials Corp.	100,500	832,351
	Digital Arts, Inc.	58,800	1,600,526
#	Digital Garage, Inc.	118,500	2,283,057
	Dip Corp.	112,900	3,513,459
	DKK-Toa Corp.	38,200	176,457
	DTS Corp.	123,600	2,752,419
	Eizo Corp.	104,800	2,842,017
#	Elecom Co., Ltd.	102,900	2,239,496
	Elematec Corp.	52,271	1,016,717
	EM Systems Co., Ltd.	42,600	653,865
#	Enplas Corp.	59,300	1,805,062
	ESPEC Corp.	118,000	1,537,152
#	Excel Co., Ltd.	49,300	614,485
#	F@N Communications, Inc.	279,800	2,062,103
#	Faith, Inc.	27,910	322,443
#*	FDK Corp.	552,000	553,297
#	Ferrotec Corp.	184,300	2,293,220
	Forval Corp.	4,700	34,050
#	Fuji Soft, Inc.	117,500	3,293,801
	Fujitsu Frontech, Ltd.	75,300	745,639
	Fukui Computer Holdings, Inc.	17,700	422,320
#	Furuno Electric Co., Ltd.	137,500	746,503
	Furuya Metal Co., Ltd.	11,800	180,502
#	Fusion Partners Co.	62,800	586,435
	Future Corp.	129,200	963,539
#	GMO internet, Inc.	410,800	5,522,457
#	GMO Payment Gateway, Inc.	98,500	5,146,142
#	Gree, Inc.	672,200	3,779,114
	Gurunavi, Inc.	172,800	4,752,854
	Hagiwara Electric Co., Ltd.	18,700	341,709
	Hakuto Co., Ltd.	84,500	776,052
#	Hearts United Group Co., Ltd.	84,800	1,793,760
	Hibino Corp.	1,300	29,573
#	Hioki EE Corp.	53,500	1,011,916
	Hitachi Kokusai Electric, Inc.	332,500	6,130,439
	Hitachi Maxell, Ltd.	138,700	2,138,679
#	Hochiki Corp.	140,000	1,554,987
#	Hokuriku Electric Industry Co., Ltd.	482,000	570,104
	Honda Tsushin Kogyo Co., Ltd.	10,700	95,091
	Horiba, Ltd.	212,650	10,477,641
	Hosiden Corp.	362,000	2,624,910

	I-Net Corp.	59,290	$607,828
	I-O Data Device, Inc.	2,900	29,665
#	Ibiden Co., Ltd.	620,978	8,349,907
	Icom, Inc.	50,200	998,008
#	Ikegami Tsushinki Co., Ltd.	339,000	431,525
#	Imagica Robot Holdings, Inc.	87,500	479,995
	Ines Corp.	183,900	2,105,503
	Infocom Corp.	80,400	1,170,449
#	Infomart Corp.	164,000	1,909,891
	Information Services International-Dentsu, Ltd.	75,900	1,425,080
	Innotech Corp.	105,000	508,594
	Internet Initiative Japan, Inc.	192,400	3,615,525
#	Iriso Electronics Co., Ltd.	55,300	2,965,171
#	Istyle, Inc.	179,300	1,466,529
	Itfor, Inc.	112,800	683,655
*	Iwatsu Electric Co., Ltd.	572,000	397,159
	Japan Asia Group, Ltd.	79,600	292,657
	Japan Aviation Electronics Industry, Ltd.	350,000	5,491,993
#	Japan Cash Machine Co., Ltd.	30,800	471,271
	Japan Digital Laboratory Co., Ltd.	109,800	1,610,475
#*	Japan Display, Inc.	2,144,300	3,359,078
#	Japan Material Co., Ltd.	59,300	2,246,733
#	Japan Radio Co., Ltd.	71,000	1,013,062
	Jastec Co., Ltd.	51,100	547,942
#	JBCC Holdings, Inc.	87,500	571,519
	Justsystems Corp.	198,400	1,760,394
	Kaga Electronics Co., Ltd.	105,100	1,299,890
	Kanematsu Electronics, Ltd.	74,100	1,406,109
#*	KLab, Inc.	191,400	1,195,933
#	Koa Corp.	195,900	1,678,974
	Kyosan Electric Manufacturing Co., Ltd.	279,000	1,059,463
	Kyowa Electronic Instruments Co., Ltd.	135,100	469,052
#	LAC Co., Ltd.	87,300	890,503
	Lasertec Corp.	101,900	1,955,713
#*	Livesense, Inc.	2,700	12,055
	Macnica Fuji Electronics Holdings, Inc.	172,250	1,973,033
	Mamezou Holdings Co., Ltd.	85,300	911,045
	MarkLines Co., Ltd.	500	12,970
	Marubun Corp.	95,700	554,032
	Maruwa Co., Ltd.	56,800	2,146,660
#	Marvelous, Inc.	196,300	1,532,519
	MCJ Co., Ltd.	124,500	1,045,494
	Media Do Co., Ltd.	12,600	200,850
#	Megachips Corp.	85,800	1,761,035
*	Meiko Electronics Co., Ltd.	121,800	432,251
	Melco Holdings, Inc.	75,500	1,838,740
#	Micronics Japan Co., Ltd.	189,600	2,544,228
	MIMAKI ENGINEERING Co., Ltd.	67,000	349,451
	Mimasu Semiconductor Industry Co., Ltd.	92,281	1,094,851
	Miraial Co., Ltd.	29,800	208,522
	Miroku Jyoho Service Co., Ltd.	104,100	2,034,541
#	Mitsubishi Research Institute, Inc.	36,500	1,146,788
	Mitsui High-Tec, Inc.	139,000	956,052

#*	Mitsumi Electric Co., Ltd.	527,600	$2,968,718
	MTI, Ltd.	189,500	1,169,462
	Mutoh Holdings Co., Ltd.	134,000	305,520
	Nagano Keiki Co., Ltd.	14,900	86,965
#	Nakayo, Inc.	390,000	1,348,514
	NEC Networks & System Integration Corp.	136,600	2,326,844
	NET One Systems Co., Ltd.	525,900	3,665,492
*	New Japan Radio Co., Ltd.	96,000	317,002
#	Nexyz Group Corp.	48,000	681,742
	Nichicon Corp.	334,200	2,659,883
#	Nihon Dempa Kogyo Co., Ltd.	102,700	825,078
#	Nihon Unisys, Ltd.	351,175	4,514,523
#	Nippon Ceramic Co., Ltd.	62,200	1,161,085
#	Nippon Chemi-Con Corp.	950,000	1,554,233
#	Nippon Kodoshi Corp.	25,000	193,019
	Nippon Signal Co., Ltd.	316,400	2,668,490
	Nippon Systemware Co., Ltd.	39,900	708,653
	Nohmi Bosai, Ltd.	145,900	2,171,515
#	Noritsu Koki Co., Ltd.	117,500	813,853
	NS Solutions Corp.	192,200	3,358,834
	NSD Co., Ltd.	157,880	2,537,064
#	Nuflare Technology, Inc.	25,300	1,321,090
#	Ohara, Inc.	47,600	290,588
#	Okaya Electric Industries Co., Ltd.	73,000	271,356
	Oki Electric Industry Co., Ltd.	493,000	6,639,147
	ONO Sokki Co., Ltd.	58,400	499,299
#	Optex Co., Ltd.	76,000	1,807,309
#*	Optim Corp.	11,900	603,657
#	Origin Electric Co., Ltd.	173,000	446,019
#	Osaki Electric Co., Ltd.	246,000	2,479,765
	Panasonic Industrial Devices SUNX Co., Ltd.	111,600	627,336
	PCA Corp.	2,500	28,324
	Poletowin Pitcrew Holdings, Inc.	76,100	708,216
	Riken Keiki Co., Ltd.	81,300	969,004
	Riso Kagaku Corp.	179,500	2,941,791
	Roland DG Corp.	57,100	1,281,948
#	Rorze Corp.	49,400	1,175,175
#*	RVH, Inc.	58,700	540,427
	Ryoden Corp.	178,000	1,114,963
	Ryosan Co., Ltd.	191,900	5,834,772
#	Ryoyo Electro Corp.	122,600	1,500,205
#	Sakura Internet, Inc.	79,100	803,579
*	Sanken Electric Co., Ltd.	698,000	2,254,325
	Sanshin Electronics Co., Ltd.	164,300	1,422,057
#	Satori Electric Co., Ltd.	85,880	606,919
#	Saxa Holdings, Inc.	298,000	636,138
	Shibaura Electronics Co., Ltd.	29,100	534,400
#	Shibaura Mechatronics Corp.	200,000	481,581
	Shindengen Electric Manufacturing Co., Ltd.	445,000	1,758,982
#*	Shinkawa, Ltd.	94,400	660,067
	Shinko Electric Industries Co., Ltd.	470,400	2,662,226
	Shinko Shoji Co., Ltd.	127,300	1,360,771
	Shizuki Electric Co., Inc.	100,000	667,294

#	Siix Corp.	92,900	$3,766,669
	SK-Electronics Co., Ltd.	8,900	84,548
	SMK Corp.	372,000	1,236,574
	SMS Co., Ltd.	150,200	4,017,702
	Softbank Technology Corp.	29,000	884,882
#*	Softbrain Co., Ltd.	161,300	666,181
	Softcreate Holdings Corp.	25,400	264,999
#	Sourcenext Corp.	64,200	321,664
	SRA Holdings	56,900	1,233,612
#	Sumida Corp.	112,849	1,120,909
	Sun-Wa Technos Corp.	40,500	288,679
	Suzuden Corp.	1,200	11,510
	Systena Corp.	116,600	2,235,522
#	Tabuchi Electric Co., Ltd.	154,600	518,741
#	Tachibana Eletech Co., Ltd.	85,260	855,430
	Taiyo Yuden Co., Ltd.	678,700	6,712,076
	Tamura Corp.	457,000	1,741,686
	TechMatrix Corp.	46,400	1,062,822
#	Tecnos Japan, Inc.	49,400	1,074,046
#	Teikoku Tsushin Kogyo Co., Ltd.	198,000	300,315
	TIS, Inc.	505,101	13,111,457
	TKC Corp.	104,700	3,263,183
#	Tokyo Electron Device, Ltd.	37,200	557,953
	Tokyo Seimitsu Co., Ltd.	236,500	6,313,941
	Tomen Devices Corp.	2,400	44,255
#	Topcon Corp.	586,200	8,374,006
	Torex Semiconductor, Ltd.	23,000	246,890
	Tose Co., Ltd.	22,100	147,810
#*	Toshiba TEC Corp.	806,000	3,260,664
	Toukei Computer Co., Ltd.	22,710	433,899
#	Towa Corp.	131,400	1,669,688
	Toyo Corp.	137,200	1,382,404
	Transcosmos, Inc.	154,000	4,077,317
	Tri Chemical Laboratories, Inc.	29,200	578,052
	UKC Holdings Corp.	72,600	1,191,020
	Ulvac, Inc.	252,600	7,549,263
#*	Uniden Holdings Corp.	376,000	571,072
	UNIRITA, Inc.	3,500	58,421
#*	UT Group Co., Ltd.	189,500	1,224,943
#	V Technology Co., Ltd.	26,300	3,096,437
#*	V-Cube, Inc.	67,700	583,114
#	VeriServe Corp.	11,700	438,354
#	Vitec Holdings Co., Ltd.	45,100	461,890
#	Voyage Group, Inc.	33,500	321,369
#	Wacom Co., Ltd.	920,300	2,786,407
#	Wellnet Corp.	80,700	1,065,770
#	Y A C Co., Ltd.	48,900	646,719
#	Yamaichi Electronics Co., Ltd.	146,000	1,236,773
#	Yashima Denki Co., Ltd.	25,600	139,624
	Yokowo Co., Ltd.	86,200	543,534
*	Zappallas, Inc.	55,900	202,575

	Zuken, Inc.	81,600	$883,344
Total Information Technology			397,621,134

Materials — (10.9%)
	Achilles Corp.	91,900	1,297,202
	ADEKA Corp.	544,000	7,526,456
#	Agro-Kanesho Co., Ltd.	59,500	661,883
	Aichi Steel Corp.	65,400	3,316,458
#	Alconix Corp.	57,200	799,368
	Arakawa Chemical Industries, Ltd.	89,500	1,118,730
	Araya Industrial Co., Ltd.	268,000	366,767
	Asahi Holdings, Inc.	178,650	3,052,591
	Asahi Printing Co., Ltd.	800	18,637
#	Asahi Yukizai Corp.	412,000	800,544
#	Asia Pile Holdings Corp.	26,300	113,117
#	C Uyemura & Co., Ltd.	23,100	1,043,833
#	Carlit Holdings Co., Ltd.	74,100	370,659
#	Chuetsu Pulp & Paper Co., Ltd.	552,000	1,218,443
*	Chugai Mining Co., Ltd.	1,012,400	260,134
#	Chugoku Marine Paints, Ltd.	347,000	2,435,919
#	Dai Nippon Toryo Co., Ltd.	740,000	1,494,281
	Daido Steel Co., Ltd.	1,685,000	7,727,281
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	17,600	562,514
	Daiken Corp.	84,200	1,648,404
	Daiki Aluminium Industry Co., Ltd.	157,000	559,792
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	408,000	1,995,518
#	Daio Paper Corp.	497,300	5,887,132
	Denka Co., Ltd.	1,949,000	8,440,828
#	DKS Co., Ltd.	247,000	816,994
	Dowa Holdings Co., Ltd.	1,464,000	10,263,674
	Dynapac Co., Ltd.	25,000	60,257
	FP Corp.	148,000	8,317,116
#	Fuji Seal International, Inc.	132,100	5,447,850
	Fujikura Kasei Co., Ltd.	145,500	873,010
#	Fujimi, Inc.	103,500	1,564,095
	Fujimori Kogyo Co., Ltd.	81,400	1,922,102
	Fumakilla, Ltd.	94,000	601,611
	Fuso Chemical Co., Ltd.	79,400	1,627,453
#	Geostr Corp.	20,600	189,006
	Godo Steel, Ltd.	87,400	1,563,350
#	Gun-Ei Chemical Industry Co., Ltd.	28,600	850,716
	Harima Chemicals Group, Inc.	73,300	368,967
#	Hodogaya Chemical Co., Ltd.	37,000	989,660
	Hokkan Holdings, Ltd.	275,000	945,168
	Hokko Chemical Industry Co., Ltd.	104,000	302,592
#	Hokuetsu Kishu Paper Co., Ltd.	857,799	5,172,889
	Honshu Chemical Industry Co., Ltd.	14,000	94,058
#	Ihara Chemical Industry Co., Ltd.	199,100	1,775,395
	Ise Chemicals Corp.	81,000	356,193
*	Ishihara Sangyo Kaisha, Ltd.	191,150	1,208,163
#	Ishizuka Glass Co., Ltd.	119,000	180,587
	JCU Corp.	29,600	1,151,222
	JSP Corp.	75,800	1,720,953

#	Kanto Denka Kogyo Co., Ltd.	255,000	$2,314,825
	Katakura & Co-op Agri Corp.	39,000	81,939
	Kawakin Holdings Co., Ltd.	11,000	31,392
	Kimoto Co., Ltd.	228,000	523,432
	Koatsu Gas Kogyo Co., Ltd.	158,493	1,061,348
#	Kogi Corp.	55,000	151,569
	Kohsoku Corp.	60,200	571,154
	Konishi Co., Ltd.	193,600	2,420,918
	Krosaki Harima Corp.	275,000	710,437
#	Kureha Corp.	87,650	3,206,568
	Kurimoto, Ltd.	61,500	1,050,006
	Kuriyama Holdings Corp.	1,000	12,039
	Kyoei Steel, Ltd.	106,200	2,015,424
	Kyowa Leather Cloth Co., Ltd.	47,700	362,093
	Lintec Corp.	286,700	5,741,229
#	MEC Co., Ltd.	109,500	1,094,957
	Mitani Sekisan Co., Ltd.	28,100	642,182
*	Mitsubishi Paper Mills, Ltd.	167,900	1,135,054
	Mitsubishi Steel Manufacturing Co., Ltd.	849,000	1,410,923
	Mitsui Mining & Smelting Co., Ltd.	3,627,000	7,593,738
#	MORESCO Corp.	41,300	522,193
	Mory Industries, Inc.	30,400	484,808
#*	Nakayama Steel Works, Ltd.	84,500	556,323
	Neturen Co., Ltd.	177,600	1,359,922
#*	New Japan Chemical Co., Ltd.	182,300	259,023
	Nicca Chemical Co., Ltd.	1,400	12,684
	Nichia Steel Works, Ltd.	164,900	358,607
	Nihon Kagaku Sangyo Co., Ltd.	71,000	498,701
#	Nihon Nohyaku Co., Ltd.	263,300	1,332,130
#	Nihon Parkerizing Co., Ltd.	553,500	8,077,310
	Nihon Yamamura Glass Co., Ltd.	503,000	862,819
#	Nippon Carbide Industries Co., Inc.	434,000	612,522
	Nippon Chemical Industrial Co., Ltd.	477,000	1,125,685
#	Nippon Concrete Industries Co., Ltd.	253,600	911,954
#	Nippon Denko Co., Ltd.	673,414	1,138,071
#	Nippon Fine Chemical Co., Ltd.	81,000	636,440
#	Nippon Kasei Chemical Co., Ltd.	192,000	249,770
#	Nippon Kayaku Co., Ltd.	683,000	7,356,779
#*	Nippon Kinzoku Co., Ltd.	29,300	270,906
#	Nippon Koshuha Steel Co., Ltd.	460,000	324,276
#	Nippon Light Metal Holdings Co., Ltd.	3,065,900	6,615,265
#	Nippon Paper Industries Co., Ltd.	290,600	5,316,661
	Nippon Pillar Packing Co., Ltd.	116,800	1,183,080
#	Nippon Soda Co., Ltd.	827,000	3,536,812
#	Nippon Valqua Industries, Ltd.	97,800	1,332,862
#	Nippon Yakin Kogyo Co., Ltd.	831,300	1,211,315
#	Nisshin Steel Co., Ltd.	582,592	7,894,692
#	Nitta Gelatin, Inc.	77,400	552,182
	Nittetsu Mining Co., Ltd.	34,400	1,337,222
#	Nitto FC Co., Ltd.	68,500	563,217
	NOF Corp.	870,000	8,857,331
#	Okamoto Industries, Inc.	405,000	5,082,451
	Okura Industrial Co., Ltd.	284,000	1,048,367

	Osaka Organic Chemical Industry, Ltd.	69,700	$471,479
	Osaka Soda Co., Ltd.	424,000	1,735,124
	Osaka Steel Co., Ltd.	83,300	1,510,053
#	OSAKA Titanium Technologies Co., Ltd.	88,100	1,232,035
#*	Pacific Metals Co., Ltd.	941,000	2,808,254
	Pack Corp. (The)	80,200	2,156,415
#*	Rasa Industries, Ltd.	480,000	505,150
	Rengo Co., Ltd.	1,261,000	7,743,197
#	Riken Technos Corp.	212,600	1,033,386
	Sakai Chemical Industry Co., Ltd.	570,000	1,850,710
	Sakata INX Corp.	252,400	3,063,811
	Sanyo Chemical Industries, Ltd.	69,800	2,980,240
	Sanyo Special Steel Co., Ltd.	650,300	3,650,132
	Sekisui Plastics Co., Ltd.	134,000	965,588
	Shikoku Chemicals Corp.	225,000	2,048,336
	Shin-Etsu Polymer Co., Ltd.	258,500	1,734,868
	Shinagawa Refractories Co., Ltd.	264,000	497,701
#	Shinko Wire Co., Ltd.	184,000	232,620
	Showa Denko KK	845,099	10,645,370
#	Stella Chemifa Corp.	61,800	2,373,660
	Sumitomo Bakelite Co., Ltd.	1,163,000	6,083,187
	Sumitomo Osaka Cement Co., Ltd.	2,493,000	11,572,998
	Sumitomo Seika Chemicals Co., Ltd.	55,800	1,977,629
	T Hasegawa Co., Ltd.	132,000	2,440,183
#	T&K Toka Co., Ltd.	78,800	752,913
	Taiheiyo Cement Corp.	1	1
#	Taisei Lamick Co., Ltd.	29,600	836,568
	Taiyo Holdings Co., Ltd.	104,900	3,613,834
	Takasago International Corp.	87,200	2,342,221
	Takiron Co., Ltd.	295,000	1,343,312
#*	Tanaka Chemical Corp.	62,500	684,681
#	Tayca Corp.	173,000	912,706
	Tenma Corp.	79,600	1,271,496
	Toagosei Co., Ltd.	658,000	7,151,710
#	Toda Kogyo Corp.	239,000	686,511
#	Toho Titanium Co., Ltd.	183,700	1,326,611
#	Toho Zinc Co., Ltd.	800,000	2,600,860
	Tokai Carbon Co., Ltd.	1,289,000	3,506,547
	Tokushu Tokai Paper Co., Ltd.	57,258	2,040,835
#*	Tokuyama Corp.	2,159,000	9,049,153
	Tokyo Ohka Kogyo Co., Ltd.	220,600	6,727,998
#	Tokyo Rope Manufacturing Co., Ltd.	84,800	1,422,918
#	Tokyo Steel Manufacturing Co., Ltd.	652,000	4,404,175
	Tokyo Tekko Co., Ltd.	251,000	1,000,042
#	Tomoegawa Co., Ltd.	125,000	250,604
#	Tomoku Co., Ltd.	339,000	953,239
	Topy Industries, Ltd.	114,200	2,360,094
	Toyo Ink SC Holdings Co., Ltd.	1,157,000	5,190,113
	Toyo Kohan Co., Ltd.	286,000	803,220
	Toyobo Co., Ltd.	5,688,000	9,551,823
	TYK Corp.	138,000	221,350
#	UACJ Corp.	1,486,415	4,471,281
	Ube Industries, Ltd.	6,661,000	12,739,076

#	W-Scope Corp.	136,800	$2,878,252
	Wood One Co., Ltd.	164,000	385,980
	Yamato Kogyo Co., Ltd.	184,900	5,472,458
	Yodogawa Steel Works, Ltd.	144,700	3,885,600
	Yotai Refractories Co., Ltd.	8,000	23,272
	Yuki Gosei Kogyo Co., Ltd.	64,000	138,268
	Yushiro Chemical Industry Co., Ltd.	61,400	871,016
	Zeon Corp.	770,000	6,829,732
Total Materials			384,705,775

Real Estate Investment Trusts — (1.7%)
	AD Works Co., Ltd.	540,900	198,294
	Airport Facilities Co., Ltd.	132,770	661,760
	Anabuki Kosan, Inc.	22,000	53,158
	Aoyama Zaisan Networks Co., Ltd.	3,800	26,464
#	Apamanshop Holdings Co., Ltd.	40,900	335,052
#	Ardepro Co., Ltd.	872,800	954,629
#*	Ascot Corp.	42,600	182,546
	Daibiru Corp.	303,600	2,768,540
	Daikyo, Inc.	1,904,000	3,452,812
	Dear Life Co., Ltd.	3,300	10,947
	Goldcrest Co., Ltd.	101,790	1,672,449
	Grandy House Corp.	24,500	84,426
	Heiwa Real Estate Co., Ltd.	236,600	3,411,034
#	Japan Property Management Center Co., Ltd.	75,300	951,793
#	Kabuki-Za Co., Ltd.	36,000	1,772,757
	Keihanshin Building Co., Ltd.	197,900	998,722
	Kenedix, Inc.	1,201,100	5,357,198
#	Land Business Co., Ltd.	59,500	159,634
	Leopalace21 Corp.	1,960,700	12,957,782
	Mugen Estate Co., Ltd.	66,300	491,902
#	Nippon Commercial Development Co., Ltd.	22,500	384,925
	Nisshin Fudosan Co.	186,100	627,886
#	Open House Co., Ltd.	162,600	3,489,753
*	Properst Co., Ltd.	26,600	64,328
#	Raysum Co., Ltd.	78,500	497,542
#	SAMTY Co., Ltd.	76,900	798,824
	Sankyo Frontier Co., Ltd.	10,000	90,197
#	Shinoken Group Co., Ltd.	76,100	1,606,239
	Star Mica Co., Ltd.	28,200	484,688
*	Striders Corp.	103,000	74,521
	Sumitomo Real Estate Sales Co., Ltd.	106,460	2,174,068
	Sun Frontier Fudousan Co., Ltd.	163,300	1,650,020
#	Takara Leben Co., Ltd.	552,800	3,739,006
#	TOC Co., Ltd.	342,950	2,864,304
#	Tokyo Rakutenchi Co., Ltd.	207,000	989,883
#	Tokyo Theatres Co., Inc.	468,000	541,371
	Tosei Corp.	201,700	1,517,791
#	Unizo Holdings Co., Ltd.	92,900	2,590,831

	Urbanet Corp. Co., Ltd.	11,300	$36,550
Total Real Estate Investment Trusts			60,724,626

Telecommunication Services — (0.1%)
#*	Broadmedia Corp.	257,200	238,635
#	Freebit Co., Ltd.	11,400	92,552
#	Okinawa Cellular Telephone Co.	43,600	1,318,034
#	WirelessGate, Inc.	38,700	660,292
Total Telecommunication Services			2,309,513

Utilities — (0.7%)
	Hiroshima Gas Co., Ltd.	83,400	277,470
#	Hokkaido Electric Power Co., Inc.	1,082,100	9,237,736
#	Hokkaido Gas Co., Ltd.	281,000	768,665
	Hokuriku Gas Co., Ltd.	9,900	251,915
	K&O Energy Group, Inc.	79,000	1,136,054
#	Okinawa Electric Power Co., Inc. (The)	214,834	4,844,340
	Saibu Gas Co., Ltd.	1,838,000	4,529,620
	Shizuoka Gas Co., Ltd.	315,100	2,490,285
	Toell Co., Ltd.	11,100	99,467
#	West Holdings Corp.	96,800	685,105
Total Utilities			24,320,657

TOTAL COMMON STOCKS			3,052,818,922

TOTAL INVESTMENT SECURITIES			3,052,818,922

			Value†
SECURITIES LENDING COLLATERAL — (13.4%)
§@	DFA Short Term Investment Fund	40,717,354	471,099,783
TOTAL INVESTMENTS — (100.0%) (Cost $3,147,070,003)^^			$3,523,918,705

Summary of the Series' investments as of September 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$592,092,459	—	$592,092,459
Consumer Staples	—	272,519,279	—	272,519,279
Energy	—	31,679,303	—	31,679,303
Financials	—	279,481,454	—	279,481,454
Health Care	—	139,646,448	—	139,646,448
Industrials	—	867,718,274	—	867,718,274
Information Technology	—	397,621,134	—	397,621,134
Materials	—	384,705,775	—	384,705,775
Real Estate Investment Trusts	—	60,724,626	—	60,724,626
Telecommunication Services	—	2,309,513	—	2,309,513
Utilities	—	24,320,657	—	24,320,657
Securities Lending Collateral	—	471,099,783	—	471,099,783
TOTAL	—	$3,523,918,705	—	$3,523,918,705

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2016

(Unaudited)

		Shares	Value††
COMMON STOCKS — (96.4%)
Consumer Discretionary — (20.0%)
	4imprint Group P.L.C.	96,987	$2,198,253
	888 Holdings P.L.C.	1,003,090	2,882,030
	AA P.L.C.	2,716,464	10,364,150
	B&M European Value Retail SA	2,792,845	9,226,768
	Bellway P.L.C.	637,459	19,548,268
	Berkeley Group Holdings P.L.C.	168,362	5,625,597
	Bloomsbury Publishing P.L.C.	274,093	546,750
	Bovis Homes Group P.L.C.	788,365	8,938,577
	Card Factory P.L.C.	540,453	2,149,353
#*	Carpetright P.L.C.	82,608	245,845
#	Centaur Media P.L.C.	537,905	299,948
	Cineworld Group P.L.C.	1,228,419	9,228,942
	Connect Group P.L.C.	1,312,384	2,558,978
	Crest Nicholson Holdings P.L.C.	1,155,163	6,754,657
	Creston P.L.C.	22,394	28,450
	Daily Mail & General Trust P.L.C. Class A	1,271,481	12,252,106
	Debenhams P.L.C.	6,752,119	4,877,371
	Dignity P.L.C.	251,136	9,122,159
	Domino's Pizza Group P.L.C.	2,536,833	12,281,401
	Dunelm Group P.L.C.	374,998	4,138,090
*	Enterprise Inns P.L.C.	2,876,978	3,465,700
	Entertainment One, Ltd.	525,999	1,542,869
	Euromoney Institutional Investor P.L.C.	282,895	4,057,287
*	Findel P.L.C.	239,314	667,470
*	Forminster P.L.C.	43,333	—
	Fuller Smith & Turner P.L.C. Class A	134,418	1,821,741
*	Future P.L.C.	781,879	83,747
	Games Workshop Group P.L.C.	98,402	644,874
	Greene King P.L.C.	1,786,209	17,907,717
*	Groupe Fnac SA	53,282	4,073,378
	GVC Holdings P.L.C.	1,193,757	11,479,262
	Halfords Group P.L.C.	1,148,111	5,204,186
	Headlam Group P.L.C.	381,648	2,438,708
	Henry Boot P.L.C.	417,992	1,066,172
	Huntsworth P.L.C.	938,084	523,530
	Inchcape P.L.C.	2,190,976	18,695,095
	Informa P.L.C.	1,676,666	15,468,732
	ITE Group P.L.C.	1,520,136	3,183,315
#	J D Wetherspoon P.L.C.	459,179	5,597,209
	JD Sports Fashion P.L.C.	465,078	8,892,009
*	Jimmy Choo P.L.C.	44,788	80,153
	John Menzies P.L.C.	345,374	2,600,840
*	Johnston Press P.L.C.	1	—
#	Ladbrokes P.L.C.	5,357,119	9,714,529
	Laura Ashley Holdings P.L.C.	1,465,488	409,029
*	Liberty Global P.L.C. Class A	—	7
*	Liberty Global P.L.C. LiLAC Class A	11,181	308,489
*	Liberty Global P.L.C. LiLAC Class C	39,060	1,095,631
	Lookers P.L.C.	1,889,052	2,806,013
	Marston's P.L.C.	3,533,492	6,704,336
	Millennium & Copthorne Hotels P.L.C.	1,000,376	5,650,048

	Mitchells & Butlers P.L.C.	1,003,645	$3,565,736
	MJ Gleeson P.L.C.	189,171	1,441,352
*	Mothercare P.L.C.	596,178	915,985
	N Brown Group P.L.C.	869,150	2,141,774
#*	Ocado Group P.L.C.	2,584,145	8,867,349
	Paddy Power Betfair P.L.C.	—	1
	Pendragon P.L.C.	6,280,088	2,439,774
	Pets at Home Group P.L.C.	1,147,504	3,495,710
	Photo-Me International P.L.C.	1,062,418	2,131,103
*	Punch Taverns P.L.C.	133,442	182,934
	Rank Group P.L.C.	546,567	1,453,803
#	Redrow P.L.C.	1,390,578	7,196,199
	Restaurant Group P.L.C. (The)	977,184	4,868,188
*	Sportech P.L.C.	371,065	392,049
#*	Sports Direct International P.L.C.	258,459	961,639
	SSP Group P.L.C.	1,230,315	5,099,911
	STV Group P.L.C.	4,868	24,116
	SuperGroup P.L.C.	239,090	4,655,003
	Tarsus Group P.L.C.	207,820	745,037
	Ted Baker P.L.C.	152,815	4,879,998
#*	Thomas Cook Group P.L.C.	6,943,222	6,221,286
	Topps Tiles P.L.C.	925,429	1,347,764
*	Tribal Group P.L.C.	75,809	55,260
	Trinity Mirror P.L.C.	1,631,721	1,933,354
	UBM P.L.C.	1,950,843	18,033,746
	Vitec Group P.L.C. (The)	159,712	1,261,089
	WH Smith P.L.C.	680,498	13,575,479
	William Hill P.L.C.	4,105,574	16,196,486
	Wilmington P.L.C.	334,384	1,105,138
	Wireless Group P.L.C.	322,510	1,312,532
Total Consumer Discretionary			375,949,564

Consumer Staples — (5.7%)
	A.G. Barr P.L.C.	478,874	3,186,501
#	Anglo-Eastern Plantations P.L.C.	104,452	664,713
	Booker Group P.L.C.	7,989,596	18,429,788
	Britvic P.L.C.	1,162,274	9,087,039
	Cranswick P.L.C.	267,245	8,104,351
	Dairy Crest Group P.L.C.	751,525	6,313,477
	Devro P.L.C.	930,843	2,860,306
	Greencore Group P.L.C.	2,103,987	9,145,047
	Greggs P.L.C.	539,599	7,090,564
	Hilton Food Group P.L.C.	32,989	263,693
#	J Sainsbury P.L.C.	1,722,489	5,486,229
	McBride P.L.C.	923,602	2,240,389
	McColl's Retail Group P.L.C.	22,532	50,590
*	Premier Foods P.L.C.	4,552,558	3,106,172
	PZ Cussons P.L.C.	1,369,589	6,461,697
*	REA Holdings P.L.C.	50,639	166,315
	Stock Spirits Group P.L.C.	602,749	1,203,906

	Tate & Lyle P.L.C.	2,319,044	$22,510,360
Total Consumer Staples			106,371,137

Energy — (4.9%)
#*	Afren P.L.C.	5,446,344	—
	Amec Foster Wheeler P.L.C.	2,037,469	15,113,880
	Anglo Pacific Group P.L.C.	611,246	874,295
*	Cairn Energy P.L.C.	3,296,303	8,029,593
#*	EnQuest P.L.C.	2,557,215	886,107
	Gulf Marine Services P.L.C.	31,549	20,584
	Hunting P.L.C.	807,432	4,806,238
	James Fisher & Sons P.L.C.	246,654	5,207,389
	John Wood Group P.L.C.	1,873,239	18,439,017
*	Lamprell P.L.C.	1,242,107	1,108,175
*	Ophir Energy P.L.C.	2,646,900	2,660,139
	Petrofac, Ltd.	1,141,776	13,215,556
*	Premier Oil P.L.C.	2,490,890	2,217,476
	Soco International P.L.C.	1,103,424	1,945,557
	Stobart Group, Ltd.	940,075	2,030,876
#*	Tullow Oil P.L.C.	4,899,113	16,092,055
Total Energy			92,646,937

Financials — (13.1%)
	Aberdeen Asset Management P.L.C.	1,689,565	7,131,387
*	Aldermore Group P.L.C.	249,946	541,868
	Arrow Global Group P.L.C.	770,244	2,952,584
#	Ashmore Group P.L.C.	1,895,266	8,674,275
	Beazley P.L.C.	2,740,810	13,728,619
	BGEO Group P.L.C.	178,661	6,732,202
	Brewin Dolphin Holdings P.L.C.	1,565,303	5,346,299
	Charles Stanley Group P.L.C.	122,025	482,431
	Charles Taylor P.L.C.	192,071	739,918
	Chesnara P.L.C.	604,808	2,593,107
	Close Brothers Group P.L.C.	776,396	13,770,332
	esure Group P.L.C.	1,333,917	5,258,337
	Hansard Global P.L.C.	16,468	24,028
	Henderson Group P.L.C.	5,628,395	16,895,880
	Hiscox, Ltd.	1,487,808	20,076,261
	ICAP P.L.C.	2,697,973	16,248,010
	IG Group Holdings P.L.C.	1,792,534	20,226,239
*	Industrial & Commercial Holdings P.L.C.	5,000	—
	Intermediate Capital Group P.L.C.	1,318,559	10,068,065
	International Personal Finance P.L.C.	999,113	3,367,614
#*	IP Group P.L.C.	1,487,701	3,226,966
	Jardine Lloyd Thompson Group P.L.C.	619,442	8,100,572
#	JRP Group P.L.C.	760,161	1,320,889
	Jupiter Fund Management P.L.C.	2,162,762	11,923,933
	Lancashire Holdings, Ltd.	1,084,204	9,409,383
	Man Group P.L.C.	7,936,721	11,561,726
	Novae Group P.L.C.	318,490	3,163,323
	OneSavings Bank P.L.C.	319,884	1,055,476
	Paragon Group of Cos. P.L.C. (The)	959,510	3,891,051

	Phoenix Group Holdings	1,197,272	$13,630,527
	Rathbone Brothers P.L.C.	190,730	4,516,010
	S&U P.L.C.	20,417	656,493
	Saga P.L.C.	4,052,214	11,178,978
	Tullett Prebon P.L.C.	1,292,887	5,585,531
	Virgin Money Holdings UK P.L.C.	559,349	2,254,830
*	Waterloo Investment Holdings, Ltd.	5,979	543
Total Financials			246,333,687

Health Care — (3.6%)
#*	Alizyme P.L.C.	660,805	—
*	Bioquell P.L.C.	45,447	77,491
*	BTG P.L.C.	1,870,654	15,365,759
	Cambian Group P.L.C.	76,382	95,468
#*	Circassia Pharmaceuticals P.L.C.	285,098	348,633
	Consort Medical P.L.C.	243,457	3,412,878
	Dechra Pharmaceuticals P.L.C.	428,975	7,744,377
	Genus P.L.C.	294,403	7,428,747
	Indivior P.L.C.	3,662,912	14,566,802
	Spire Healthcare Group P.L.C.	785,642	4,021,576
	UDG Healthcare P.L.C.	1,222,350	10,159,562
*	Vectura Group P.L.C.	2,891,647	5,194,254
Total Health Care			68,415,547

Industrials — (26.3%)
	Aggreko P.L.C.	1,313,623	16,195,008
	Air Partner P.L.C.	40,969	257,924
	Alumasc Group P.L.C. (The)	120,110	248,200
	Avon Rubber P.L.C.	101,804	1,334,023
*	Balfour Beatty P.L.C.	3,549,781	12,845,077
	BBA Aviation P.L.C.	5,623,297	18,200,941
	Berendsen P.L.C.	823,219	13,234,905
	Bodycote P.L.C.	1,121,708	8,546,325
#	Braemar Shipping Services P.L.C.	84,411	376,462
	Brammer P.L.C.	668,388	1,042,906
	Cape P.L.C.	693,138	1,874,144
#	Carillion P.L.C.	2,583,457	8,300,812
	Carr's Group P.L.C.	343,111	627,089
	Castings P.L.C.	157,187	887,458
*	Chemring Group P.L.C.	1,486,868	2,712,519
#	Clarkson P.L.C.	95,969	2,606,498
	Cobham P.L.C.	7,914,798	17,218,632
	Communisis P.L.C.	1,025,909	488,549
	Costain Group P.L.C.	454,202	2,115,955
	De La Rue P.L.C.	571,933	4,404,578
#*	Dialight P.L.C.	103,553	938,081
	Diploma P.L.C.	584,049	6,640,125
	Fenner P.L.C.	1,077,484	2,796,445
*	Firstgroup P.L.C.	6,322,311	8,655,437
*	Flybe Group P.L.C.	320,823	206,949
	G4S P.L.C.	3,826,237	11,282,518
	Galliford Try P.L.C.	408,409	7,011,081

	Go-Ahead Group P.L.C.	220,066	$5,797,647
	Goodwin P.L.C.	383	10,640
	Grafton Group P.L.C.	1,000,382	6,441,989
	Harvey Nash Group P.L.C.	46,693	38,383
	Hays P.L.C.	6,566,676	11,052,597
	Hogg Robinson Group P.L.C.	134,014	126,795
	HomeServe P.L.C.	1,369,369	10,199,795
	Howden Joinery Group P.L.C.	3,165,528	17,734,931
	IMI P.L.C.	1,282,137	17,843,693
	Interserve P.L.C.	818,664	3,920,538
	John Laing Group P.L.C.	571,302	2,018,312
	Keller Group P.L.C.	403,236	4,578,334
	Kier Group P.L.C.	507,888	8,628,388
	Lavendon Group P.L.C.	840,186	1,460,714
*	Management Consulting Group P.L.C.	1,467,589	423,770
	Mears Group P.L.C.	547,024	3,261,307
	Meggitt P.L.C.	2,890,213	16,869,308
#	Melrose Industries P.L.C.	10,887,020	24,606,680
	Mitie Group P.L.C.	1,998,966	4,973,200
	Morgan Advanced Materials P.L.C.	1,499,667	5,620,243
	Morgan Sindall Group P.L.C.	191,927	1,841,376
	National Express Group P.L.C.	2,195,042	9,800,311
	Norcros P.L.C.	27,976	54,430
	Northgate P.L.C.	780,066	4,355,950
	Pagegroup P.L.C.	1,368,971	5,940,602
	PayPoint P.L.C.	246,900	3,297,985
	Polypipe Group P.L.C.	445,361	1,620,929
	QinetiQ Group P.L.C.	3,269,092	10,015,701
	Regus P.L.C.	3,349,423	11,326,124
*	Renold P.L.C.	193,435	98,673
	Rentokil Initial P.L.C.	8,861,710	25,470,174
	Ricardo P.L.C.	271,798	3,386,459
	Robert Walters P.L.C.	381,498	1,776,759
	Rotork P.L.C.	3,667,958	10,029,558
	RPS Group P.L.C.	1,245,395	2,798,542
	Senior P.L.C.	2,337,741	6,939,280
*	Serco Group P.L.C.	894,145	1,513,297
	Severfield P.L.C.	1,262,597	969,268
	Shanks Group P.L.C.	2,388,845	3,367,446
	SIG P.L.C.	3,113,733	4,687,695
	Speedy Hire P.L.C.	2,827,989	1,301,841
	Spirax-Sarco Engineering P.L.C.	355,118	20,699,634
	St. Ives P.L.C.	654,912	1,125,926
	Stagecoach Group P.L.C.	2,052,864	5,611,863
	Sthree P.L.C.	407,731	1,316,606
	T Clarke P.L.C.	147,457	127,615
	Trifast P.L.C.	447,201	866,916
	Tyman P.L.C.	136,307	494,338
	UK Mail Group P.L.C.	189,686	1,084,707
	Ultra Electronics Holdings P.L.C.	374,377	8,600,247
	Vesuvius P.L.C.	1,374,189	6,240,066
*	Volex P.L.C.	307,047	167,784
	Vp P.L.C.	160,962	1,461,695

#	Weir Group P.L.C. (The)	1,070,092	$23,569,011
	Wincanton P.L.C.	617,403	1,641,731
*	Wizz Air Holdings P.L.C.	141,798	3,011,496
	WS Atkins P.L.C.	502,623	10,335,532
	XP Power, Ltd.	74,988	1,606,751
Total Industrials			495,210,223

Information Technology — (10.1%)
	Acal P.L.C.	293,479	1,044,994
	AVEVA Group P.L.C.	322,264	8,329,033
	Computacenter P.L.C.	389,033	3,576,014
	E2V Technologies P.L.C.	826,885	2,568,481
	Electrocomponents P.L.C.	2,393,385	10,538,267
	FDM Group Holdings P.L.C.	17,333	137,566
	Fidessa Group P.L.C.	202,960	6,320,387
	Halma P.L.C.	1,951,180	26,490,881
#*	Imagination Technologies Group P.L.C.	1,293,437	4,136,530
	Laird P.L.C.	1,470,974	6,052,285
#	Micro Focus International P.L.C.	539,522	15,357,141
	Moneysupermarket.com Group P.L.C.	2,351,170	9,143,655
	NCC Group P.L.C.	700,295	3,176,969
	Oxford Instruments P.L.C.	234,393	1,925,748
*	Paysafe Group P.L.C.	2,150,404	12,422,683
	Playtech P.L.C.	1,111,348	13,115,920
	Premier Farnell P.L.C.	2,293,314	5,502,249
	Renishaw P.L.C.	171,571	5,873,997
	Rightmove P.L.C.	477,301	26,116,046
	RM P.L.C.	318,504	595,682
	SDL P.L.C.	391,928	2,358,884
	Sepura P.L.C.	429,568	94,695
	Spectris P.L.C.	613,329	15,617,317
	Spirent Communications P.L.C.	2,899,112	3,076,644
	TT Electronics P.L.C.	828,017	1,505,538
	Xaar P.L.C.	370,936	2,404,810
	Zoopla Property Group P.L.C.	724,783	3,052,432
Total Information Technology			190,534,848

Materials — (7.7%)
	Acacia Mining P.L.C.	831,908	5,364,423
	Carclo P.L.C.	213,640	370,638
	Centamin P.L.C.	6,065,603	11,650,591
	Croda International P.L.C.	309,750	13,977,244
	DS Smith P.L.C.	4,938,232	24,571,762
	Elementis P.L.C.	2,601,104	7,332,385
	Essentra P.L.C.	1,251,793	7,881,831
*	Evraz P.L.C.	1,496,580	3,123,976
*	Ferrexpo P.L.C.	380,396	365,371
	Gem Diamonds, Ltd.	591,685	946,811
	Hill & Smith Holdings P.L.C.	415,469	6,097,444
	Hochschild Mining P.L.C.	1,426,845	5,362,307
*	KAZ Minerals P.L.C.	1,307,816	3,737,581
*	Lonmin P.L.C.	1,515,878	3,918,995

Low & Bonar P.L.C.	1,119,286	$900,748
Marshalls P.L.C.	1,059,857	3,906,469
Petra Diamonds, Ltd.	3,007,687	5,048,178
#* Petropavlovsk P.L.C.	13,158,417	1,165,575
RPC Group P.L.C.	1,638,321	20,359,165
Synthomer P.L.C.	1,305,503	6,250,949
# Vedanta Resources P.L.C.	424,917	3,209,474
Victrex P.L.C.	435,657	8,844,583
Zotefoams P.L.C.	93,537	312,542
Total Materials		144,699,042

Real Estate Investment Trusts — (2.5%)
# Capital & Counties Properties P.L.C.	2,615,313	9,748,651
#* CLS Holdings P.L.C.	17,114	347,689
Countrywide P.L.C.	649,114	1,824,463
Daejan Holdings P.L.C.	35,294	2,559,834
Foxtons Group P.L.C.	725,836	941,330
Grainger P.L.C.	1,594,828	4,745,167
Harworth Group P.L.C.	30,680	34,011
Helical P.L.C.	630,825	2,204,342
LSL Property Services P.L.C.	328,694	911,312
* Raven Russia, Ltd.	1,059,349	523,611
Savills P.L.C.	692,910	6,428,129
St. Modwen Properties P.L.C.	1,015,579	3,855,332
U & I Group P.L.C.	642,624	1,465,112
UNITE Group P.L.C. (The)	1,322,490	10,868,676
Total Real Estate Investment Trusts		46,457,659

Telecommunication Services — (0.6%)
KCOM Group P.L.C.	3,191,206	4,795,011
# TalkTalk Telecom Group P.L.C.	2,586,447	6,769,797
Total Telecommunication Services		11,564,808

Utilities — (1.9%)
Dee Valley Group P.L.C.	12,109	215,802
# Drax Group P.L.C.	2,237,452	8,854,135
Pennon Group P.L.C.	1,827,408	21,128,446
# Telecom Plus P.L.C.	309,695	4,445,710
Total Utilities		34,644,093

TOTAL COMMON STOCKS		1,812,827,545

TOTAL INVESTMENT SECURITIES		1,812,827,545

		Value†
SECURITIES LENDING COLLATERAL — (3.6%)
§@ DFA Short Term Investment Fund	5,839,151	67,558,976

TOTAL INVESTMENTS — (100.0%) (Cost $1,704,130,446)^^		$1,880,386,521

Summary of the Series' investments as of September 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,404,127	$374,545,437	—	$375,949,564
Consumer Staples	—	106,371,137	—	106,371,137
Energy	—	92,646,937	—	92,646,937
Financials	—	246,333,687	—	246,333,687
Health Care	—	68,415,547	—	68,415,547
Industrials	—	495,210,223	—	495,210,223
Information Technology	—	190,534,848	—	190,534,848
Materials	—	144,699,042	—	144,699,042
Real Estate Investment Trusts	—	46,457,659	—	46,457,659
Telecommunication Services	—	11,564,808	—	11,564,808
Utilities	—	34,644,093	—	34,644,093
Securities Lending Collateral	—	67,558,976	—	67,558,976
TOTAL	$1,404,127	$1,878,982,394	—	$1,880,386,521

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2016
(Unaudited)

		Shares	Value††
COMMON STOCKS — (85.6%)
AUSTRALIA — (45.0%)
*	AAT Corp., Ltd.	99	$—
#*	Aconex, Ltd.	82,952	423,463
#	Acrux, Ltd.	660,428	166,751
	Adacel Technologies, Ltd.	15,787	37,585
	Adelaide Brighton, Ltd.	3,668,074	15,615,917
*	AED Oil, Ltd.	363,401	—
#	Ainsworth Game Technology, Ltd.	801,969	1,385,732
*	Alkane Resources, Ltd.	1,463,658	544,789
	ALS, Ltd.	1,315,878	6,049,055
#	Altium, Ltd.	222,654	1,576,891
*	Altona Mining, Ltd.	1,108,169	111,155
#	Alumina, Ltd.	9,800,265	11,033,639
#	AMA Group, Ltd.	174,066	147,680
	Amaysim Australia, Ltd.	49,833	82,999
	Ansell, Ltd.	563,728	9,952,208
*	Antares Energy, Ltd.	199,346	8,173
	AP Eagers, Ltd.	234,655	1,837,257
*	APN News & Media, Ltd.	1,060,742	2,787,128
	APN Outdoor Group, Ltd.	206,808	873,672
	APN Property Group Ltd.	26,661	9,004
	Appen, Ltd.	8,183	20,600
#	ARB Corp., Ltd.	478,040	6,675,753
	Ardent Leisure Group	391,774	836,396
#*	Arrium, Ltd.	17,951,296	96
	Asaleo Care, Ltd.	488,562	597,612
*	ASG Group, Ltd.	987,461	1,204,974
*	Atlas Iron, Ltd.	2,098,007	16,102
	AUB Group, Ltd.	258,874	2,197,087
*	Ausdrill, Ltd.	1,723,145	1,908,159
#	Austal, Ltd.	1,148,615	1,305,208
#*	Australian Agricultural Co., Ltd.	2,459,529	3,089,610
	Australian Pharmaceutical Industries, Ltd.	2,403,274	3,569,531
*	Australian Vintage, Ltd.	3,979,004	1,751,899
	Auswide Bank, Ltd.	94,385	369,230
#	Automotive Holdings Group, Ltd.	1,700,314	5,598,809
*	Avanco Resources, Ltd.	2,444,368	108,824
	Aveo Group	829,088	2,201,218
	AVJennings, Ltd.	7,051,385	3,402,813
#*	AWE, Ltd.	3,530,096	1,705,209
	Bank of Queensland, Ltd.	889,655	7,791,992
	Bapcor, Ltd.	419,813	1,954,422
#	Beach Energy, Ltd.	13,573,519	6,944,748
#*	Beadell Resources, Ltd.	4,007,821	1,273,453
#	Bega Cheese, Ltd.	535,259	2,730,465
#	Bellamy's Australia, Ltd.	205,441	2,052,681
	Bendigo & Adelaide Bank, Ltd.	1,000,124	8,294,836
	BigAir Group, Ltd.	23,037	18,671
#*	Billabong International, Ltd.	756,968	730,998
#	Blackmores, Ltd.	81,784	7,334,168
#	Blue Sky Alternative Investments, Ltd.	25,677	147,253
	BlueScope Steel, Ltd.	2,354,984	14,059,295

*	Boart Longyear, Ltd.	2,658,836	$275,089
*	Boom Logistics, Ltd.	166,262	15,968
	Boral, Ltd.	2,174,013	11,309,148
#*	Bradken, Ltd.	1,242,062	2,312,581
#	Breville Group, Ltd.	786,318	5,288,671
	Brickworks, Ltd.	228,958	2,446,421
	BT Investment Management, Ltd.	602,567	4,134,735
#*	Buccaneer Energy, Ltd.	3,283,586	—
#*	Buru Energy, Ltd.	316,943	48,773
#	Cabcharge Australia, Ltd.	863,423	2,268,050
	Capilano Honey, Ltd.	4,776	70,107
	Capitol Health, Ltd.	164,543	16,460
*	Capral, Ltd.	58,499	6,935
#	Cardno, Ltd.	1,615,947	1,116,138
*	Carnarvon Petroleum, Ltd.	5,095,141	421,843
*	Carnegie Wave Energy, Ltd.	563,165	14,162
	carsales.com, Ltd.	1,702,940	15,646,227
#	Cash Converters International, Ltd.	2,335,703	573,145
*	CDS Technologies, Ltd.	13,276	—
	Cedar Woods Properties, Ltd.	323,002	1,213,909
	Challenger, Ltd.	231,502	1,812,826
*	ChemGenex Pharmaceuticals, Ltd.	115,291	—
	Cleanaway Waste Management, Ltd.	10,357,050	8,919,420
#*	Clinuvel Pharmaceuticals, Ltd.	46,902	217,717
	Codan, Ltd.	415,622	511,122
#	Collection House, Ltd.	2,104,108	1,905,896
	Collins Foods, Ltd.	313,954	1,092,260
*	Cooper Energy, Ltd.	421,213	118,501
#	Corporate Travel Management, Ltd.	234,697	3,188,696
#	Cover-More Group, Ltd.	353,468	394,882
#	Credit Corp. Group, Ltd.	135,529	1,939,995
#	CSG, Ltd.	1,003,475	977,834
	CSR, Ltd.	3,350,138	9,340,532
#*	CuDeco, Ltd.	387,893	127,656
*	Cue Energy Resources, Ltd.	417,356	23,005
	Data#3, Ltd.	568,121	637,742
#	Decmil Group, Ltd.	867,988	694,993
*	Devine, Ltd.	224,413	79,551
	Dicker Data, Ltd.	12,339	22,193
#	Domino's Pizza Enterprises, Ltd.	85,994	4,659,330
*	Donaco International, Ltd.	28,566	10,411
#	Downer EDI, Ltd.	2,910,872	12,110,496
#*	DSHE Holdings, Ltd.	91,564	—
	DuluxGroup, Ltd.	3,101,823	15,735,685
	DWS, Ltd.	395,621	373,187
	Eclipx Group, Ltd.	41,461	129,502
#*	Elders, Ltd.	411,973	1,221,935
*	Emeco Holdings, Ltd.	1,417,146	66,141
#*	Energy Resources of Australia, Ltd.	1,156,799	296,101
#*	Energy World Corp., Ltd.	4,185,404	721,940
*	Enero Group, Ltd.	12,387	12,158
#	EQT Holdings, Ltd.	22,136	333,465

#	ERM Power, Ltd.	783,474	$698,060
#	Estia Health, Ltd.	133,929	341,456
	Euroz, Ltd.	101,762	78,112
	Event Hospitality and Entertainment, Ltd.	490,531	5,673,352
	Evolution Mining, Ltd.	4,976,497	9,464,943
	Fairfax Media, Ltd.	15,303,894	11,116,697
	Fantastic Holdings, Ltd.	326,291	602,121
*	FAR, Ltd.	1,273,819	72,679
	Finbar Group, Ltd.	154,390	107,867
#*	Fleetwood Corp., Ltd.	394,575	588,392
#	FlexiGroup, Ltd.	990,564	1,768,634
#	Flight Centre Travel Group, Ltd.	160,356	4,489,096
#	G8 Education, Ltd.	1,180,274	2,759,270
	Gateway Lifestyle	50,354	82,914
	Gazal Corp., Ltd.	22,520	44,426
#	GBST Holdings, Ltd.	27,274	91,293
#	Genworth Mortgage Insurance Australia, Ltd.	188,160	388,955
	Global Construction Services, Ltd.	4,832	1,681
	GrainCorp, Ltd. Class A	1,251,687	7,551,316
	Grange Resources, Ltd.	1,724,297	145,634
#	Greencross, Ltd.	148,922	737,434
#	GUD Holdings, Ltd.	857,059	6,937,123
	GWA Group, Ltd.	1,861,904	4,117,284
	Hansen Technologies, Ltd.	142,044	509,755
#	Harvey Norman Holdings, Ltd.	765,251	3,063,243
	Healthscope, Ltd.	2,261,390	5,341,337
	HFA Holdings, Ltd.	310,766	548,338
*	Hills, Ltd.	1,277,876	471,410
*	Horizon Oil, Ltd.	6,691,326	206,047
*	IDM International, Ltd.	23,969	—
	Iluka Resources, Ltd.	1,303,029	6,311,617
#*	Imdex, Ltd.	1,415,312	632,117
#	IMF Bentham, Ltd.	731,087	1,038,242
#	Independence Group NL	2,023,025	6,531,579
#*	Infigen Energy	2,131,667	1,316,095
	Infomedia, Ltd.	2,051,811	1,266,072
	Integrated Research, Ltd.	333,274	588,305
#	InvoCare, Ltd.	905,619	9,684,148
#	IOOF Holdings, Ltd.	1,900,338	12,669,734
#	IRESS, Ltd.	1,123,183	10,197,006
#	iSelect, Ltd.	120,341	171,411
#	iSentia Group, Ltd.	186,306	548,826
#	Japara Healthcare, Ltd.	46,662	73,146
#	JB Hi-Fi, Ltd.	962,791	21,429,089
*	Jupiter Mines, Ltd.	405,443	11,419
	K&S Corp., Ltd.	265,983	280,463
#*	Karoon Gas Australia, Ltd.	738,066	760,600
*	Kingsgate Consolidated, Ltd.	1,717,937	404,308
*	Kingsrose Mining, Ltd.	937,248	114,628
*	Lednium, Ltd.	195,019	—
#*	Lynas Corp., Ltd.	3,390,978	143,857
	MACA, Ltd.	700,787	932,220

*	Macmahon Holdings, Ltd.	6,703,026	$619,693
	Macquarie Atlas Roads Group	565,764	2,171,247
	Magellan Financial Group, Ltd.	493,135	8,238,410
#	Mantra Group, Ltd.	548,189	1,355,767
	MaxiTRANS Industries, Ltd.	915,613	420,996
*	Mayne Pharma Group, Ltd.	6,419,629	9,884,314
#	McMillan Shakespeare, Ltd.	427,034	3,883,726
	McPherson's, Ltd.	558,677	478,789
*	Medusa Mining, Ltd.	1,263,898	700,087
	Melbourne IT, Ltd.	441,811	649,825
#*	Mesoblast, Ltd.	143,272	123,396
#	Metals X, Ltd.	916,187	1,060,170
#*	Metcash, Ltd.	5,144,197	8,270,936
	Michael Hill International, Ltd.	1,490,263	1,823,027
*	Millennium Minerals, Ltd.	45,061	11,373
*	Mincor Resources NL	1,067,643	299,891
	Mineral Resources, Ltd.	1,168,088	9,959,675
#	MMA Offshore, Ltd.	2,189,075	605,864
#	Monadelphous Group, Ltd.	792,858	5,552,498
	Monash IVF Group, Ltd.	61,656	116,338
	Money3 Corp., Ltd.	29,801	39,141
*	Morning Star Gold NL	332,749	127
	Mortgage Choice, Ltd.	680,426	1,049,794
#*	Mount Gibson Iron, Ltd.	4,617,886	1,025,417
#	Myer Holdings, Ltd.	5,669,367	5,087,201
	MyState, Ltd.	187,162	587,892
	Navitas, Ltd.	1,459,890	5,856,595
#*	Nearmap, Ltd.	702,748	335,312
*	NetComm Wireless, Ltd.	36,441	78,857
	New Hope Corp., Ltd.	165,508	223,719
*	NEXTDC, Ltd.	42,329	137,309
#	nib holdings, Ltd.	2,713,689	9,750,125
	Nick Scali, Ltd.	168,860	758,903
#	Nine Entertainment Co. Holdings, Ltd.	357,191	290,470
#	Northern Star Resources, Ltd.	4,806,957	17,034,193
*	NRW Holdings, Ltd.	2,147,851	1,029,285
	Nufarm, Ltd.	1,280,776	9,252,382
	oOh!media, Ltd.	29,162	111,448
#*	Orocobre, Ltd.	389,899	1,115,957
	Orora, Ltd.	3,956,731	9,596,164
#	OrotonGroup, Ltd.	131,885	250,072
	OZ Minerals, Ltd.	2,198,276	10,279,635
#	OzForex Group, Ltd.	557,214	813,057
#	Pacific Current Group, Ltd.	30,242	96,595
	Pact Group Holdings, Ltd.	252,760	1,228,943
#*	Paladin Energy, Ltd.	9,564,569	1,104,829
*	Panoramic Resources, Ltd.	1,781,726	349,130
#	Peet, Ltd.	1,645,757	1,238,444
*	Peninsula Energy, Ltd.	209,095	89,341
#	Perpetual, Ltd.	356,426	12,811,186
*	Perseus Mining, Ltd.	3,800,711	1,566,964
#	Platinum Asset Management, Ltd.	341,012	1,319,621

*	Pluton Resources, Ltd.	20,710	$—
	PMP, Ltd.	2,327,074	1,140,556
	Premier Investments, Ltd.	594,567	7,099,522
*	Prima Biomed, Ltd.	1,409,121	41,003
	Primary Health Care, Ltd.	3,292,878	10,028,090
	Prime Media Group, Ltd.	2,031,951	428,714
	Pro Medicus, Ltd.	3,343	14,721
#	Programmed Maintenance Services, Ltd.	1,671,122	2,087,281
	Qantas Airways, Ltd.	1	2
#	Qube Holdings, Ltd.	2,643,882	4,738,664
*	Ramelius Resources, Ltd.	1,346,027	485,497
#	RCG Corp., Ltd.	323,952	404,985
	RCR Tomlinson, Ltd.	1,055,209	2,270,481
	Reckon, Ltd.	363,914	451,086
*	Red 5, Ltd.	9,022	829
	Reece, Ltd.	231,441	7,987,655
	Regis Healthcare, Ltd.	288,323	967,071
	Regis Resources, Ltd.	2,618,798	7,679,914
	Reject Shop, Ltd. (The)	265,486	2,156,349
#	Resolute Mining, Ltd.(6410636)	4,385,573	6,530,929
	Resolute Mining, Ltd.(BYW42D4)	512,220	772,294
	Retail Food Group, Ltd.()	19,278	102,838
#	Retail Food Group, Ltd.(B15SCH6)	1,058,298	5,664,322
	Ridley Corp., Ltd.	1,365,765	1,407,842
*	RiverCity Motorway Group	1,563,354	—
*	RungePincockMinarco, Ltd.	30,702	11,796
	Ruralco Holdings, Ltd.	115,893	281,297
	SAI Global, Ltd.	1,578,339	5,638,368
#*	Salmat, Ltd.	645,788	256,792
	Sandfire Resources NL	623,462	2,429,305
*	Saracen Mineral Holdings, Ltd.	6,350,203	6,954,254
#	SeaLink Travel Group, Ltd.	30,221	102,931
#	Select Harvests, Ltd.	532,021	2,322,462
*	Senetas Corp., Ltd.	131,335	12,085
#*	Senex Energy, Ltd.	6,438,932	1,204,338
	Servcorp, Ltd.	314,917	1,920,580
#	Service Stream, Ltd.	1,594,251	1,413,565
#	Seven Group Holdings, Ltd.	559,015	3,697,741
	Seven West Media, Ltd.	7,785,820	4,384,768
	SG Fleet Group, Ltd.	56,508	185,611
	Shine Corporate, Ltd.	15,573	16,292
	Sigma Pharmaceuticals, Ltd.	7,584,855	8,249,808
#*	Silex Systems, Ltd.	511,695	117,460
	Silver Chef, Ltd.	104,797	925,881
*	Silver Lake Resources, Ltd.	2,979,460	1,208,748
#	Sims Metal Management, Ltd.	1,382,214	9,940,065
#	Sirtex Medical, Ltd.	413,240	10,045,354
#	Slater & Gordon, Ltd.	2,016,208	583,369
	SmartGroup Corp., Ltd.	12,286	67,775
#	SMS Management & Technology, Ltd.	575,318	776,924
	Southern Cross Media Group, Ltd.	3,965,374	4,480,238
	Spark Infrastructure Group	11,913,246	21,146,579

*	Specialty Fashion Group, Ltd.	786,397	$326,527
	SpeedCast International, Ltd.	10,291	30,776
	Spotless Group Holdings, Ltd.	2,865,962	2,361,509
#*	St Barbara, Ltd.	3,295,966	7,994,376
	Star Entertainment Grp, Ltd. (The)	4,207,608	19,514,958
	Steadfast Group, Ltd.	1,523,457	2,671,732
*	Strike Energy, Ltd.	1,471,668	111,348
*	Sundance Energy Australia, Ltd.	5,280,450	675,911
#*	Sundance Resources, Ltd.	1,087,000	2,507
	Sunland Group, Ltd.	729,757	854,787
#	Super Retail Group, Ltd.	1,280,749	10,041,356
	Tabcorp Holdings, Ltd.	3,586,818	13,735,148
#	Tassal Group, Ltd.	918,653	2,843,776
	Technology One, Ltd.	1,645,166	7,522,664
#*	Ten Network Holdings, Ltd.	1,309,458	1,383,550
#	TFS Corp., Ltd.	2,029,504	2,318,296
	Thorn Group, Ltd.	617,981	723,326
*	Tiger Resources, Ltd.	9,447,997	152,011
*	Toro Energy, Ltd.	70,156	2,470
#	Tox Free Solutions, Ltd.	920,496	1,616,582
	Treasury Wine Estates, Ltd.	726,782	6,167,968
*	Tribune Resources, Ltd.	3,093	16,551
#*	Troy Resources, Ltd.	2,230,415	686,726
#*	UGL, Ltd.	1,185,950	1,955,375
#	Villa World, Ltd.	267,543	471,315
#	Village Roadshow, Ltd.	831,506	3,162,153
*	Virgin Australia Holdings, Ltd.()	7,648,897	—
*	Virgin Australia Holdings, Ltd.(B43DQC7)	11,885,050	2,145,453
	Virtus Health, Ltd.	154,175	912,582
	Vita Group, Ltd.	100,413	382,621
#	Vocus Communications, Ltd.	4,206,610	20,174,176
#*	Watpac, Ltd.	760,701	496,942
#	Webjet, Ltd.	594,951	5,304,093
	Webster, Ltd.	23,507	20,744
#*	Western Areas, Ltd.	1,821,505	4,063,986
#*	Whitehaven Coal, Ltd.	4,143,411	7,859,702
#	WorleyParsons, Ltd.	550,059	3,569,023
	WPP AUNZ, Ltd.	2,447,007	2,062,756
TOTAL AUSTRALIA			836,397,432

CHINA — (0.2%)
*	AVIC Joy Holdings HK, Ltd.	1,360,000	23,456
*	China Public Procurement, Ltd.	636,000	6,687
	Chu Kong Shipping Enterprise Group Co., Ltd.	150,000	42,599
	Hua Hong Semiconductor, Ltd.	115,000	134,143
	K Wah International Holdings, Ltd.	6,452,807	3,552,199
*	Lifestyle China Group, Ltd.	1,649,000	505,985
*	United Photovoltaics Group, Ltd.	908,000	86,141
TOTAL CHINA			4,351,210

HONG KONG — (21.7%)
*	13 Holdings, Ltd. (The)	54,500	18,949

	Aeon Credit Service Asia Co., Ltd.	564,000	$421,144
	Aeon Stores Hong Kong Co., Ltd.	248,000	230,494
	Agritrade Resources, Ltd.	3,065,000	598,884
	Alco Holdings, Ltd.	1,552,000	612,813
	Allan International Holdings	114,000	27,265
	Allied Group, Ltd.	663,200	3,443,256
	Allied Properties HK, Ltd.	11,945,857	2,458,896
*	Anxian Yuan China Holdings, Ltd.	3,100,000	42,064
*	Apac Resources, Ltd.	30,267,350	460,476
*	Applied Development Holdings, Ltd.	2,565,000	276,163
	APT Satellite Holdings, Ltd.	2,977,500	2,067,987
	Arts Optical International Hldgs, Ltd.	730,000	284,562
	Asia Financial Holdings, Ltd.	2,404,908	1,383,497
*	Asia Satellite Telecommunications Holdings, Ltd.	934,500	1,289,665
	Asia Standard Hotel Group, Ltd.	11,437,218	757,625
	Asia Standard International Group, Ltd.	13,041,937	2,836,779
#	ASM Pacific Technology, Ltd.	400,200	3,312,602
	Associated International Hotels, Ltd.	952,000	2,681,610
*	Auto Italia Holdings	1,900,000	32,894
*	Bel Global Resources Holdings, Ltd.	2,576,000	—
	BEP International Holdings, Ltd.	15,950,000	1,035,072
	Bestway International Holdings, Ltd.	285,000	39,316
	Bonjour Holdings, Ltd.	13,988,600	635,853
	Bossini International Holdings, Ltd.	3,699,500	229,494
	Bright Smart Securities & Commodities Group, Ltd.	5,126,000	2,236,860
#	Brightoil Petroleum Holdings, Ltd.	4,805,000	1,450,654
#*	Brockman Mining, Ltd.	22,810,814	367,413
*	Burwill Holdings, Ltd.	30,002,960	815,392
	Cafe de Coral Holdings, Ltd.	2,278,000	7,594,388
*	Cash Financial Services Group, Ltd.	1,716,000	109,285
*	CCT Land Holdings, Ltd.	480,000	939
	Century City International Holdings, Ltd.	6,235,460	419,638
*	CGN Mining Co., Ltd.	430,000	33,035
*	Champion Technology Holdings, Ltd.	15,193,089	264,040
	Chen Hsong Holdings	1,212,000	257,419
	Cheuk Nang Holdings, Ltd.	631,045	488,822
#	Chevalier International Holdings, Ltd.	820,989	1,316,479
*	China Billion Resources, Ltd.	2,438,000	13,261
*	China Chuanglian Education Group, Ltd.	4,664,000	101,862
*	China Digicontent Co., Ltd.	2,710,000	—
#*	China Energy Development Holdings, Ltd.	52,140,000	654,244
*	China Environmental Energy Investment, Ltd.	1,960,000	15,767
*	China Ever Grand Financial Leasing Group Co., Ltd.	810,000	10,808
	China Flavors & Fragrances Co., Ltd.	517,028	190,261
*	China Healthcare Enterprise Group, Ltd.	4,356,000	77,737
*	China Medical & Healthcare Group, Ltd.	42,916,800	2,143,737
	China Metal International Holdings, Inc.	2,670,000	951,188
#	China Motor Bus Co., Ltd.	48,600	482,362
#*	China Smarter Energy Group Holdings, Ltd.	2,656,000	247,578
*	China Solar Energy Holdings, Ltd.	1,669,500	7,264
*	China Star Entertainment, Ltd.	1,850,000	136,782
#*	China Strategic Holdings, Ltd.	43,051,250	1,014,278

	China Ting Group Holdings, Ltd.	2,565,151	$137,610
*	China Wah Yan Healthcare, Ltd.	11,685,000	84,863
	Chinney Investments, Ltd.	1,144,000	261,281
	Chong Hing Bank, Ltd.	68,000	137,350
#	Chow Sang Sang Holdings International, Ltd.	2,294,000	4,063,742
	Chuang's China Investments, Ltd.	6,541,407	430,672
	Chuang's Consortium International, Ltd.	6,771,043	1,527,993
	CITIC Telecom International Holdings, Ltd.	11,773,125	4,405,581
#	CK Life Sciences International Holdings, Inc.	22,270,000	2,050,730
	CNQC International Holdings, Ltd.	2,150,000	851,669
	CNT Group, Ltd.	8,201,264	807,873
*	Common Splendor International Health Industry Group, Ltd.	5,420,000	491,375
*	Continental Holdings, Ltd.	450,000	8,256
#	Convenience Retail Asia, Ltd.	142,000	74,232
*	Convoy Financial Holdings, Ltd.	45,144,000	1,412,627
#*	Cowell e Holdings, Inc.	1,392,000	505,750
*	CP Lotus Corp.	11,880,000	212,274
*	Crocodile Garments	1,163,000	138,622
#	Cross-Harbour Holdings, Ltd. (The)	679,520	912,197
	CSI Properties, Ltd.	37,036,383	1,345,856
#	CW Group Holdings, Ltd.	2,569,500	581,710
	Dah Sing Banking Group, Ltd.	3,741,116	6,744,763
	Dah Sing Financial Holdings, Ltd.	1,402,544	9,241,406
	Dan Form Holdings Co., Ltd.	4,377,260	1,519,838
	Dickson Concepts International, Ltd.	1,252,000	431,905
*	Dragonite International, Ltd.	56,000	5,139
	Dynamic Holdings, Ltd.	18,000	11,566
	Eagle Nice International Holdings, Ltd.	1,746,000	519,917
	EcoGreen International Group, Ltd.	1,586,640	326,899
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—
	Emperor Capital Group, Ltd.	23,469,000	2,441,037
	Emperor Entertainment Hotel, Ltd.	4,360,000	1,125,343
	Emperor International Holdings, Ltd.	8,702,753	1,996,457
*	Emperor Watch & Jewellery, Ltd.	26,130,000	778,237
*	Enerchina Holdings, Ltd.	642,000	25,067
*	ENM Holdings, Ltd.	14,680,000	866,249
*	EPI Holdings, Ltd.	1,950,001	56,244
#*	Esprit Holdings, Ltd.	14,368,650	11,689,061
*	eSun Holdings, Ltd.	4,344,000	450,868
*	Eternity Investment, Ltd.	830,000	19,930
*	Ezcom Holdings, Ltd.	72,576	—
	Fairwood Holdings, Ltd.	693,100	3,222,242
	Far East Consortium International, Ltd.	8,666,579	3,481,471
*	Far East Holdings International, Ltd.	546,000	99,218
	FIH Mobile, Ltd.	10,279,000	3,396,590
	First Pacific Co., Ltd.	3,848,000	2,748,580
	First Shanghai Investments, Ltd.	3,464,000	619,549
	Fountain SET Holdings, Ltd.	5,202,000	707,692
	Four Seas Mercantile Holdings, Ltd.	610,000	269,951
*	Freeman Financial Corp., Ltd.	1,820,000	134,474
#	Future Bright Holdings, Ltd.	3,288,000	412,545
	G-Resources Group, Ltd.	163,149,600	2,992,450

#*	GCL New Energy Holdings, Ltd.	15,176,000	$876,619
#	Get Nice Financial Group, Ltd.	966,600	136,609
#	Get Nice Holdings, Ltd.	40,426,000	1,389,450
	Giordano International, Ltd.	10,518,000	5,435,155
#*	Global Brands Group Holding, Ltd.	25,692,000	2,633,589
	Glorious Sun Enterprises, Ltd.	4,172,000	621,294
	Gold Peak Industries Holdings, Ltd.	3,029,642	300,844
	Golden Resources Development International, Ltd.	3,330,500	191,623
#*	Good Resources Holdings, Ltd.	2,030,000	113,468
*	Grande Holdings, Ltd. (The)	882,000	35,836
	Great Eagle Holdings, Ltd.	417,467	1,877,683
	Guangnan Holdings, Ltd.	2,363,600	281,840
	Guoco Group, Ltd.	2,000	22,485
#	Guotai Junan International Holdings, Ltd.	22,013,797	8,437,454
	Haitong International Securities Group, Ltd.	9,802,191	6,579,130
	Hanison Construction Holdings, Ltd.	2,103,649	387,224
#	Hanny Holdings, Ltd.(BYYCZY8)	185,000	10,972
#	Hanny Holdings, Ltd.(BYYCZY8)	9,970,000	595,011
*	Hao Tian Development Group, Ltd.	16,639,200	857,368
	Harbour Centre Development, Ltd.	935,500	1,675,056
	High Fashion International, Ltd.	268,000	66,896
	HKBN, Ltd.	1,392,500	1,572,405
*	HKR International, Ltd.	5,901,536	2,833,949
	Hon Kwok Land Investment Co., Ltd.	314,800	125,792
	Hong Kong Aircraft Engineering Co., Ltd.	104,800	757,580
*	Hong Kong Building & Loan Agency, Ltd. (The)	200,000	7,266
	Hong Kong Ferry Holdings Co., Ltd.	855,300	992,815
	Hong Kong Shanghai Alliance Holdings, Ltd.	1,248,002	124,215
*	Hong Kong Television Network, Ltd.	2,559,751	467,426
*	HongDa Financial Holding, Ltd.	330,000	17,475
#	Hongkong & Shanghai Hotels, Ltd. (The)	1,461,112	1,454,546
	Hongkong Chinese, Ltd.	5,038,000	918,969
	Hop Hing Group Holdings, Ltd.	1,812,000	26,790
	Hopewell Holdings, Ltd.	3,148,000	11,539,086
#*	Hsin Chong Group Holding, Ltd.	9,197,658	501,817
	Hung Hing Printing Group, Ltd.	2,628,000	328,972
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	11,810,000	4,019,430
*	I-CABLE Communications, Ltd.	3,397,000	413,464
#	IGG, Inc.	3,675,000	2,458,290
#*	Imagi International Holdings, Ltd.	17,138,400	438,191
*	International Standard Resources Holdings, Ltd.	29,491,500	618,278
#*	iOne Holdings, Ltd.	11,400,000	306,164
	IPE Group, Ltd.	3,345,000	713,335
*	IRC, Ltd.	10,590,266	247,227
	IT, Ltd.	4,112,532	1,345,907
	ITC Corp., Ltd.	1,039,512	79,500
	ITC Properties Group, Ltd.	4,859,749	1,747,120
*	Jinhui Holdings Co., Ltd.	102,000	12,566
	Johnson Electric Holdings, Ltd.	2,054,250	5,260,165
	Kader Holdings Co., Ltd.	92,000	8,583
	Kam Hing International Holdings, Ltd.	1,830,000	127,620
*	Kantone Holdings, Ltd.	919,364	84,060

	Karrie International Holdings, Ltd.	138,000	$11,092
	Keck Seng Investments	878,600	629,983
	Kerry Logistics Network, Ltd.	1,646,000	2,267,678
*	King Pacific International Holdings, Ltd.	1,404,200	—
	Kingmaker Footwear Holdings, Ltd.	1,830,955	401,209
#	Kingston Financial Group, Ltd.	11,537,000	4,546,110
*	Kong Sun Holdings, Ltd.	175,000	6,599
	Kowloon Development Co., Ltd.	2,530,000	2,542,564
*	Kwan On Holdings, Ltd.	980,000	289,402
	Kwoon Chung Bus Holdings, Ltd.	20,000	10,292
	L'Occitane International SA	308,500	614,593
*	L'sea Resources International Holdings, Ltd.	5,480,000	111,869
	Lai Sun Development Co., Ltd.	86,932,466	1,749,936
	Lai Sun Garment International, Ltd.	3,321,680	695,899
	Lam Soon Hong Kong, Ltd.	302,310	331,488
*	Landing International Development, Ltd.	19,685,000	519,694
	Landsea Green Properties Co., Ltd.	948,000	77,249
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	—
	Lifestyle International Holdings, Ltd.	1,767,000	2,429,047
	Lippo China Resources, Ltd.	20,922,000	583,307
	Lippo, Ltd.	1,161,700	690,087
	Lisi Group Holdings, Ltd.	9,152,000	875,513
#	Liu Chong Hing Investment, Ltd.	1,271,200	1,843,864
	Luen Thai Holdings, Ltd.	1,207,000	249,933
#	Luk Fook Holdings International, Ltd.	3,131,000	7,688,633
	Luks Group Vietnam Holdings Co., Ltd.	514,913	180,461
	Lung Kee Bermuda Holdings	1,567,875	510,804
#*	Macau Legend Development, Ltd.	8,180,000	1,719,659
	Magnificent Hotel Investment, Ltd.	13,170,000	305,322
	Major Holdings, Ltd.	780,000	210,302
*	Man Sang International, Ltd.	132,000	12,326
	Man Wah Holdings, Ltd.	13,275,200	8,537,935
*	Mason Financial Holdings, Ltd.	16,870,000	591,018
	Matrix Holdings, Ltd.	1,067,414	400,938
	Melbourne Enterprises, Ltd.	39,500	771,469
#	Melco International Development, Ltd.	4,736,000	6,266,777
#*	Midland Holdings, Ltd.	5,182,000	1,903,941
	Ming Fai International Holdings, Ltd.	1,879,000	257,861
	Miramar Hotel & Investment	862,000	1,758,044
*	Mongolian Mining Corp.	8,115,500	331,642
#	NagaCorp, Ltd.	9,720,000	6,415,721
	Nanyang Holdings, Ltd.	133,500	701,320
	National Electronic Hldgs	2,668,600	327,789
*	National United Resources Holdings, Ltd.	18,280,000	334,660
*	Neo-Neon Holdings, Ltd.	2,337,500	365,639
*	Neptune Group, Ltd.	2,785,000	130,279
*	NetMind Financial Holdings, Ltd.	125,504,000	1,318,048
*	New Century Group Hong Kong, Ltd.	13,351,464	252,809
*	New Times Energy Corp., Ltd.	1,946,400	48,648
#	Newocean Energy Holdings, Ltd.	7,708,000	2,067,259
*	Next Digital, Ltd.	4,295,183	241,354
	Nine Express, Ltd.	9,828,000	475,156

*	O Luxe Holdings, Ltd.	9,574,500	$846,498
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	9,489,706	462,427
#	Orient Overseas International, Ltd.	1,381,500	4,901,324
*	Orient Power Holdings, Ltd.	804,000	—
#	Oriental Watch Holdings	3,070,800	479,516
*	Pacific Andes International Holdings, Ltd.	19,435,067	137,311
#*	Pacific Basin Shipping, Ltd.	28,883,000	3,781,050
#	Pacific Textiles Holdings, Ltd.	6,007,000	7,809,239
	Pak Fah Yeow International, Ltd.	5,000	2,397
	Paliburg Holdings, Ltd.	3,062,830	961,908
#*	Paradise Entertainment, Ltd.	3,652,000	787,811
#*	Peace Mark Holdings, Ltd.	2,712,022	—
*	Pearl Oriental Oil, Ltd.	11,849,400	383,668
	Pegasus International Holdings, Ltd.	226,000	30,142
	Perfect Shape Beauty Technology, Ltd.	1,172,000	115,180
#	Pico Far East Holdings, Ltd.	5,082,000	1,529,984
	Playmates Holdings, Ltd.	692,000	814,229
	Playmates Toys, Ltd.	6,208,000	958,065
#	Pokfulam Development Co.	234,000	437,223
	Polytec Asset Holdings, Ltd.	11,323,526	802,973
	Public Financial Holdings, Ltd.	3,102,000	1,403,451
*	PYI Corp., Ltd.	24,147,973	471,621
*	Pyxis Group, Ltd.	1,936,000	—
*	Qianhai Health Holdings, Ltd.	157,499	3,605
	Raymond Industrial, Ltd.	30,400	4,002
#	Regal Hotels International Holdings, Ltd.	2,871,800	1,603,404
*	Rentian Technology Holdings, Ltd.	3,860,000	280,707
	Rivera Holdings, Ltd.	5,710,000	348,169
	SA SA International Holdings, Ltd.	10,699,703	4,557,005
	Safety Godown Co., Ltd.	400,000	988,892
*	Sandmartin International Holdings, Ltd.	844,000	26,258
	SAS Dragon Holdings, Ltd.	2,120,000	365,121
	SEA Holdings, Ltd.	1,162,000	2,910,200
*	SEEC Media Group, Ltd.	2,620,000	39,425
#	Shangri-La Asia, Ltd.	652,000	716,623
#	Shenwan Hongyuan HK, Ltd.	4,201,250	2,222,625
*	Shougang Concord Grand Group, Ltd.	1,158,000	44,361
	Shun Ho Technology Holdings, Ltd.	1,254,757	453,122
#*	Shun Tak Holdings, Ltd.	13,455,419	4,362,620
*	Silver base Group Holdings, Ltd.	3,143,515	256,915
*	Sincere Watch Hong Kong, Ltd.	1,850,000	48,542
*	Sing Pao Media Enterprises, Ltd.	250,511	—
	Sing Tao News Corp., Ltd.	1,974,000	252,176
	Singamas Container Holdings, Ltd.	10,968,000	1,165,919
*	Sinocan Holdings, Ltd.	350,000	—
	SIS International Holdings	34,000	17,209
	Sitoy Group Holdings, Ltd.	891,000	337,495
#*	Skyway Securities Group, Ltd.	12,270,000	330,150
	SmarTone Telecommunications Holdings, Ltd.	3,918,031	6,490,443
*	SOCAM Development, Ltd.	1,744,771	657,335
*	Solartech International Holdings, Ltd.	3,160,000	140,771
*	Solomon Systech International, Ltd.	9,504,000	375,993

	Soundwill Holdings, Ltd.	532,000	$974,607
*	South China Assets Holdings, Ltd.	1,679,170	16,033
*	South China Financial Holdings, Ltd.	15,100,000	135,254
*	South China Holdings Co., Ltd.	14,219,603	763,771
#	Stella International Holdings, Ltd.	1,378,500	2,348,818
*	Stelux Holdings International, Ltd.	3,011,400	245,425
*	Success Universe Group, Ltd.	6,716,000	163,968
	Sun Hing Vision Group Holdings, Ltd.	358,000	125,566
	Sun Hung Kai & Co., Ltd.	4,599,429	2,889,733
	Sunwah Kingsway Capital Holdings, Ltd.	7,690,000	137,539
#	TAI Cheung Holdings, Ltd.	2,025,000	1,624,401
	Tai Sang Land Development, Ltd.	781,910	442,671
#	Tan Chong International, Ltd.	1,176,000	366,830
	Tao Heung Holdings, Ltd.	1,029,000	324,076
#	Television Broadcasts, Ltd.	1,974,100	7,558,639
*	Termbray Industries International Holdings, Ltd.	2,304,900	173,217
	Tern Properties Co., Ltd.	51,200	31,017
#	Texwinca Holdings, Ltd.	5,848,000	4,044,522
	Tian Teck Land, Ltd.	1,024,000	1,077,466
*	Titan Petrochemicals Group, Ltd.	13,140,000	172,797
#*	TOM Group, Ltd.	306,000	82,216
	Town Health International Medical Group, Ltd.	2,672,000	425,076
	Tradelink Electronic Commerce, Ltd.	5,088,000	1,021,253
#	Transport International Holdings, Ltd.	1,206,541	3,623,942
#*	Trinity, Ltd.	8,046,000	625,604
*	Tristate Holdings, Ltd.	128,000	29,058
#*	TSC Group Holdings, Ltd.	3,280,000	454,296
#	Tsui Wah Holdings, Ltd.	1,096,000	204,388
#*	United Laboratories International Holdings, Ltd. (The)	4,926,000	2,879,887
*	Universal Technologies Holdings, Ltd.	7,410,000	284,639
*	Up Energy Development Group, Ltd.	3,929,000	65,345
	Upbest Group, Ltd.	72,000	13,463
*	Value Convergence Holdings, Ltd.	3,156,000	693,607
	Value Partners Group, Ltd.	4,676,000	4,844,531
	Vanke Property Overseas, Ltd.	49,000	32,476
	Vantage International Holdings, Ltd.	1,254,000	229,646
	Varitronix International, Ltd.	2,694,293	1,084,386
	Vedan International Holdings, Ltd.	3,272,000	402,103
	Victory City International Holdings, Ltd.	13,217,663	651,402
#	Vitasoy International Holdings, Ltd.	5,113,000	10,355,646
*	VS International Group, Ltd.	488,000	26,203
#	VST Holdings, Ltd.	5,123,600	1,502,470
	VTech Holdings, Ltd.	660,400	7,551,775
	Wai Kee Holdings, Ltd.	7,640,738	2,404,061
	Wang On Group, Ltd.	1,740,000	14,624
	Win Hanverky Holdings, Ltd.	2,734,000	454,068
*	Winfull Group Holdings, Ltd.	9,512,000	222,837
	Wing On Co. International, Ltd.	759,000	2,353,519
	Wing Tai Properties, Ltd.	1,923,331	1,212,683
	Wong's International Holdings, Ltd.	737,641	253,615
	Wong's Kong King International	120,000	11,475
*	Xinyi Automobile Glass Hong Kong Enterprises, Ltd.	763,250	160,396

	Xinyi Glass Holdings, Ltd.	17,658,000	$16,054,055
	Yangtzekiang Garment, Ltd.	606,500	213,779
	Yau Lee Holdings, Ltd.	534,000	73,122
	Yeebo International Holdings, Ltd.	1,532,000	536,827
#	YGM Trading, Ltd.	447,000	237,415
	YT Realty Group, Ltd.	749,000	605,271
	Yugang International, Ltd.	90,818,000	1,576,365
TOTAL HONG KONG			404,232,613

NEW ZEALAND — (8.3%)
#*	a2 Milk Co., Ltd.	1,558,157	2,083,135
	Abano Healthcare Group, Ltd.	30,725	191,367
	Air New Zealand, Ltd.	3,693,701	5,010,390
	Briscoe Group, Ltd.	2,235	6,249
	Chorus, Ltd.	2,089,594	5,952,521
	Colonial Motor Co., Ltd. (The)	144,588	788,034
	Contact Energy, Ltd.	2,259,220	8,292,096
#	EBOS Group, Ltd.	451,590	6,204,519
	Fisher & Paykel Healthcare Corp., Ltd.	3,389,789	24,745,265
	Freightways, Ltd.	974,609	4,665,941
	Genesis Energy, Ltd.	636,993	969,765
	Hallenstein Glasson Holdings, Ltd.	242,445	538,601
#	Heartland Bank, Ltd.	617,920	680,489
	Hellaby Holdings, Ltd.	384,437	929,791
	Infratil, Ltd.	3,268,694	7,715,649
	Kathmandu Holdings, Ltd.	663,170	981,051
	Mainfreight, Ltd.	539,049	6,972,839
#	Mercury NZ, Ltd.	616,497	1,367,170
	Methven, Ltd.	93,877	90,987
	Metlifecare, Ltd.	568,932	2,591,111
	Millennium & Copthorne Hotels New Zealand, Ltd.	395,725	610,452
*	New Zealand Oil & Gas, Ltd.	1,659,791	678,141
#	New Zealand Refining Co., Ltd. (The)	574,344	1,025,544
*	NZME, Ltd.	945,851	492,158
#	NZX, Ltd.	952,265	735,550
#	Opus International Consultants, Ltd.	12,925	7,994
*	Orion Health Group, Ltd.	4,001	10,179
*	Pacific Edge, Ltd.	442,720	148,451
	PGG Wrightson, Ltd.	999,976	386,542
*	Pike River Coal, Ltd.	490,805	—
#	Port of Tauranga, Ltd.	515,305	7,359,515
	Restaurant Brands New Zealand, Ltd.	480,311	2,004,796
*	Richina Pacific, Ltd.	274,180	—
*	Rubicon, Ltd.	1,442,620	220,696
#	Ryman Healthcare, Ltd.	1,888,413	13,255,856
	Sanford, Ltd.	382,357	1,781,949
	Scales Corp., Ltd.	6,694	15,760
	Scott Technology, Ltd.	39,805	61,396
#	Skellerup Holdings, Ltd.	544,971	544,213
	SKY Network Television, Ltd.	2,080,268	7,462,454
	SKYCITY Entertainment Group, Ltd.	5,162,402	17,238,789
#	Steel & Tube Holdings, Ltd.	441,625	718,046

	Summerset Group Holdings, Ltd.	516,519	$1,996,649
	Tourism Holdings, Ltd.	337,692	811,976
	Tower, Ltd.	887,040	598,059
	Trade Me Group, Ltd.	1,682,617	6,895,741
	TrustPower, Ltd.	81,096	455,169
	Vector, Ltd.	1,381,288	3,321,364
	Warehouse Group, Ltd. (The)	698,604	1,491,968
#*	Xero, Ltd.	167,838	2,369,988
	Z Energy, Ltd.	183,115	1,121,138
TOTAL NEW ZEALAND			154,597,503

SINGAPORE — (10.4%)
*	Abterra, Ltd.	531,800	147,714
	Accordia Golf Trust	2,675,400	1,324,587
	Amara Holdings, Ltd.	922,800	275,475
	Ascendas India Trust	1,022,800	809,459
	ASL Marine Holdings, Ltd.	617,500	76,393
	Aspial Corp., Ltd.	75,877	13,913
*	Ausgroup, Ltd.	764,200	29,366
	Baker Technology, Ltd.	289,580	123,266
#*	Banyan Tree Holdings, Ltd.	1,022,900	307,499
	Best World International, Ltd.	1,033,625	1,163,851
	Bonvests Holdings, Ltd.	950,000	857,350
*	Boustead Projects, Ltd.	497,612	254,731
	Boustead Singapore, Ltd.	1,827,636	1,085,562
	Breadtalk Group, Ltd.	894,200	659,149
*	Broadway Industrial Group, Ltd.	835,330	132,369
	Bukit Sembawang Estates, Ltd.	606,203	1,986,093
	Bund Center Investment, Ltd.	659,825	320,078
#	Centurion Corp., Ltd.	825,900	210,297
#	China Aviation Oil Singapore Corp., Ltd.	2,336,199	2,299,670
#	China Everbright Water, Ltd.	3,752,400	1,654,341
#	Chip Eng Seng Corp., Ltd.	3,445,300	1,606,699
	Chuan Hup Holdings, Ltd.	3,853,500	741,775
#*	Cityneon Holdings, Ltd.	404,000	269,040
	Civmec, Ltd.	53,200	12,656
#*	COSCO Corp. Singapore, Ltd.	8,095,300	1,581,804
*	Creative Technology, Ltd.	272,200	192,116
#	CSE Global, Ltd.	3,443,600	1,051,504
#	CWT, Ltd.	1,799,000	2,640,378
#	Del Monte Pacific, Ltd.	2,280,964	587,419
#	Delfi, Ltd.	788,500	1,208,874
*	DMX Technologies Group, Ltd.	2,096,000	121,045
*	Dyna-Mac Holdings, Ltd.	2,007,300	156,236
	Elec & Eltek International Co., Ltd.	147,000	128,689
	EnGro Corp., Ltd.	354,000	190,187
#*	Ezion Holdings, Ltd.	12,591,378	2,561,949
#*	Ezra Holdings, Ltd.	19,242,923	814,025
	Falcon Energy Group, Ltd.	2,008,800	229,248
	Far East Orchard, Ltd.	1,074,985	1,209,671
#	First Resources, Ltd.	4,935,500	6,642,531
*	First Ship Lease Trust	160,900	21,212

	First Sponsor Group, Ltd.	440,661	$421,675
#*	Food Empire Holdings, Ltd.	1,256,400	276,657
*	Fragrance Group, Ltd.	6,077,000	722,190
	Frasers Centrepoint, Ltd.	372,800	406,979
	Fu Yu Corp., Ltd.	1,387,100	197,839
#*	Gallant Venture, Ltd.	4,992,500	475,904
*	Geo Energy Resources, Ltd.	432,000	43,868
	GK Goh Holdings, Ltd.	1,484,065	930,676
	GL, Ltd.	3,401,300	1,948,378
*	Global Premium Hotels, Ltd.	559,480	119,053
*	GMG Global, Ltd.	1,788,330	649,257
	Golden Agri-Resources, Ltd.	15,261,600	3,990,432
	GP Batteries International, Ltd.	235,000	130,137
	GP Industries, Ltd.	2,567,609	1,101,952
	GSH Corp., Ltd.	60,860	13,817
	GuocoLand, Ltd.	575,714	841,183
*	Hanwell Holdings, Ltd.	1,771,219	298,380
#	Haw Par Corp., Ltd.	26,900	178,216
*	Health Management International, Ltd.	401,500	160,767
	Hi-P International, Ltd.	1,271,600	435,813
	Hiap Hoe, Ltd.	498,000	255,043
#	Ho Bee Land, Ltd.	1,604,700	2,546,966
#	Hong Fok Corp., Ltd.	3,551,394	1,750,952
*	Hong Fok Land, Ltd.	1,210,000	—
	Hong Leong Asia, Ltd.	690,700	360,251
	Hotel Grand Central, Ltd.	1,461,261	1,458,335
	Hour Glass, Ltd. (The)	1,814,832	878,660
	Hwa Hong Corp., Ltd.	2,123,500	450,451
#	Hyflux, Ltd.	3,262,300	1,140,202
#	Indofood Agri Resources, Ltd.	3,432,100	1,135,671
*	InnoTek, Ltd.	512,500	69,878
#	Innovalues, Ltd.	1,659,300	1,043,117
	IPC Corp., Ltd.	225,970	100,015
	Isetan Singapore, Ltd.	119,000	319,817
#	Japfa, Ltd.	2,179,700	1,296,932
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
	k1 Ventures, Ltd.	990,520	712,188
#	Keppel Infrastructure Trust	6,481,832	2,402,437
	Keppel Telecommunications & Transportation, Ltd.	1,369,300	1,857,478
	Koh Brothers Group, Ltd.	1,432,000	306,044
*	KrisEnergy, Ltd.	296,200	23,357
	KSH Holdings, Ltd.	57,200	23,120
	Lian Beng Group, Ltd.	2,253,100	795,571
	Low Keng Huat Singapore, Ltd.	889,800	352,823
	Lum Chang Holdings, Ltd.	1,094,030	288,797
#	M1, Ltd.	2,667,000	4,703,716
#	Mandarin Oriental International, Ltd.	91,700	119,782
*	Marco Polo Marine, Ltd.	882,000	37,575
	Metro Holdings, Ltd.	2,592,592	1,752,284
	Mewah International, Inc.	89,000	16,976
	Midas Holdings, Ltd.	8,435,600	1,425,528
#*	Nam Cheong, Ltd.	7,506,340	288,304

#	Nera Telecommunications, Ltd.	1,143,400	$650,926
	New Toyo International Holdings, Ltd.	1,624,000	298,601
#*	Noble Group, Ltd.	75,184,800	8,471,894
	NSL, Ltd.	409,900	424,351
	Olam International, Ltd.	290,300	439,135
#	OUE, Ltd.	1,996,500	2,558,291
	Overseas Education, Ltd.	65,300	21,124
#	Oxley Holdings, Ltd.	1,198,100	369,372
	Pacc Offshore Services Holdings, Ltd.	478,200	110,706
	Pacific Radiance, Ltd.	348,200	35,129
	Pan-United Corp., Ltd.	1,948,600	866,956
	Penguin International, Ltd.	446,032	70,564
#	Q&M Dental Group Singapore, Ltd.	2,188,300	1,205,317
	QAF, Ltd.	1,359,162	1,211,456
	Raffles Education Corp., Ltd.	4,176,710	551,086
#	Raffles Medical Group, Ltd.	3,985,773	4,477,689
*	RH Petrogas, Ltd.	48,800	3,111
	RHT Health Trust	1,789,700	1,369,756
#	Rickmers Maritime	1,008,350	29,655
#	Riverstone Holdings, Ltd.	1,057,100	698,721
#	Rotary Engineering, Ltd.	1,443,100	403,406
#*	Rowsley, Ltd.	298,400	27,661
	Roxy-Pacific Holdings, Ltd.	297,500	96,319
	San Teh, Ltd.	248,387	43,984
	SATS, Ltd.	2,695,900	9,854,536
#	SBS Transit, Ltd.	926,200	1,576,861
	SembCorp Industries, Ltd.	2,255,900	4,317,222
#	SembCorp Marine, Ltd.	1,970,900	1,900,290
	Sheng Siong Group, Ltd.	4,266,400	3,319,914
#	SHS Holdings, Ltd.	2,304,100	318,166
#	SIA Engineering Co., Ltd.	245,200	667,569
#*	SIIC Environment Holdings, Ltd.	3,587,820	1,632,615
	Sim Lian Group, Ltd.	2,216,555	1,774,442
#	Sinarmas Land, Ltd.	6,436,900	2,316,359
	Sing Holdings, Ltd.	1,134,000	265,814
	Sing Investments & Finance, Ltd.	297,675	248,009
#	Singapore Post, Ltd.	9,917,900	10,643,222
	Singapore Reinsurance Corp., Ltd.	1,514,530	333,126
	Singapore Shipping Corp., Ltd.	1,640,700	313,368
	Singapura Finance, Ltd.	348,124	220,693
#	Sino Grandness Food Industry Group, Ltd.	2,981,300	954,709
#	SMRT Corp., Ltd.	4,806,100	5,930,429
	Stamford Land Corp., Ltd.	3,188,100	1,088,157
	Straco Corp., Ltd.	130,000	71,489
	Sunningdale Tech, Ltd.	793,060	611,276
*	SunVic Chemical Holdings, Ltd.	1,187,845	97,592
	Super Group, Ltd.	3,481,500	2,035,351
#*	Swiber Holdings, Ltd.	2,895,250	231,416
#*	Tat Hong Holdings, Ltd.	2,188,600	772,333
*	Thakral Corp., Ltd.	139,165	20,500
	Tiong Woon Corp. Holding, Ltd.	228,100	42,776
#	Tuan Sing Holdings, Ltd.	4,167,162	906,071

#	UMS Holdings, Ltd.	2,656,700	$1,199,337
	United Engineers, Ltd.	3,097,128	5,621,779
	United Industrial Corp., Ltd.	13,452	26,850
	United Overseas Insurance, Ltd.	181,850	633,206
#	UOB-Kay Hian Holdings, Ltd.	1,955,133	1,879,673
	UOL Group, Ltd.	1,605,064	6,634,381
	UPP Holdings, Ltd.	2,972,500	412,551
#	Valuetronics Holdings, Ltd.	1,619,300	606,552
#*	Vard Holdings, Ltd.	4,915,200	558,733
	Venture Corp., Ltd.	1,994,100	13,200,835
	Vibrant Group, Ltd.	1,871,915	475,667
	Vicom, Ltd.	119,500	499,841
	Wee Hur Holdings, Ltd.	2,670,400	470,961
#	Wheelock Properties Singapore, Ltd.	1,224,700	1,333,780
	Wing Tai Holdings, Ltd.	3,573,667	4,435,228
	Yeo Hiap Seng, Ltd.	223,731	213,429
	YHI International, Ltd.	458,900	108,248
*	Yongnam Holdings, Ltd.	2,977,200	437,487
*	Yuuzoo Corp., Ltd.	4,202,500	480,935
	Zhongmin Baihui Retail Group, Ltd.	26,900	23,128
TOTAL SINGAPORE			193,105,780

UNITED STATES — (0.0%)
*	Lonestar Resources, Inc. Class A	8,354	85,211
TOTAL COMMON STOCKS			1,592,769,749

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*	Centrebet International, Ltd. Claim Units Rights	81,336	—
*	Centrebet International, Ltd. Litigation Rights	81,336	—
*	Cover More Group, Ltd. Rights 10/17/16	67,974	—
*	Troy Resources, Ltd. Rights 10/4/16	308,679	—
TOTAL AUSTRALIA			—

HONG KONG — (0.0%)
*	Cheuk Nang Holdings, Ltd. Warrants 04/24/17	5,486	1,379
*	Enviro Energy International Holdings, Ltd. Warrants 11/17/16	1,171,800	—
TOTAL HONG KONG			1,379

SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/24/20	758,243	29,469
TOTAL RIGHTS/WARRANTS			30,848

TOTAL INVESTMENT SECURITIES			1,592,800,597

		Shares	Value†
SECURITIES LENDING COLLATERAL — (14.4%)
§@	DFA Short Term Investment Fund	23,093,503	$267,191,828

TOTAL INVESTMENTS — (100.0%) (Cost $1,849,351,564)^^			$1,859,992,425

Summary of the Series' investments as of September 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,823,027	$834,574,405	—	$836,397,432
China	505,985	3,845,225	—	4,351,210
Hong Kong	858,637	403,373,976	—	404,232,613
New Zealand	—	154,597,503	—	154,597,503
Singapore	342,945	192,762,835	—	193,105,780
United States	85,211	—	—	85,211
Rights/Warrants
Australia	—	—	—	—
Hong Kong	—	1,379	—	1,379
Singapore	—	29,469	—	29,469
Securities Lending Collateral	—	267,191,828	—	267,191,828
Forward Currency Contracts**	—	(235)	—	(235)
TOTAL	$3,615,805	$1,856,376,385	—	$1,859,992,190

**	Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2016
(Unaudited)

		Shares	Value††
COMMON STOCKS — (91.7%)
AUSTRIA — (3.0%)
	Agrana Beteiligungs AG	16,785	$1,995,219
	AMAG Austria Metall AG	965	34,310
	ANDRITZ AG	310,627	16,903,383
	Atrium European Real Estate, Ltd.	718,927	3,208,120
	Austria Technologie & Systemtechnik AG	154,803	1,901,678
	BUWOG AG	331,504	8,967,869
	CA Immobilien Anlagen AG	330,258	6,296,196
	Conwert Immobilien Invest SE	367,906	6,924,512
#	DO & CO AG	29,227	2,387,701
	EVN AG	200,982	2,382,879
*	FACC AG	23,201	136,686
	Flughafen Wien AG	3,656	90,328
	IMMOFINANZ AG	3,415,309	8,020,593
	Josef Manner & Co. AG	870	54,548
	Kapsch TrafficCom AG	30,685	1,369,658
	Lenzing AG	51,632	6,030,476
	Mayr Melnhof Karton AG	49,358	5,430,970
	Oberbank AG	41,134	2,670,889
	Oesterreichische Post AG	203,557	7,210,179
	Palfinger AG	79,849	2,317,876
	POLYTEC Holding AG	92,160	827,329
	Porr Ag	48,724	1,750,877
*	Raiffeisen Bank International AG	526,518	8,014,203
	RHI AG	147,894	3,929,908
#	Rosenbauer International AG	18,560	1,121,356
	S IMMO AG	329,953	3,472,003
#	Schoeller-Bleckmann Oilfield Equipment AG	61,970	4,106,813
	Semperit AG Holding	70,619	1,927,630
	Strabag SE	104,184	3,476,172
	Telekom Austria AG	397,105	2,237,156
	UBM Development AG	314	11,638
	UNIQA Insurance Group AG	598,622	3,890,653
#	Verbund AG	324,762	5,416,582
	Vienna Insurance Group AG Wiener Versicherung Gruppe	97,194	1,973,032
	Voestalpine AG	49,659	1,716,758
	Wienerberger AG	573,239	9,732,568
	Wolford AG	11,252	299,587
	Zumtobel Group AG	166,510	3,214,583
TOTAL AUSTRIA			141,452,918

BELGIUM — (4.2%)
#*	Ablynx NV	303,349	3,817,617
	Ackermans & van Haaren NV	134,383	17,808,630
*	AGFA-Gevaert NV	965,465	3,043,020
	Atenor	7,383	386,628
	Banque Nationale de Belgique	986	3,107,907
	Barco NV	65,535	5,146,699
	Bekaert SA	183,930	8,419,596
	bpost SA	444,166	12,044,589
#*	Celyad SA	17,193	364,320

#	Cie d'Entreprises CFE	49,147	$5,403,176
#*	Cie Immobiliere de Belgique SA	14,788	848,020
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	352,318
	D'ieteren SA	131,557	6,135,426
*	Dalenys	20,562	148,841
	Deceuninck NV	358,205	950,723
	Econocom Group SA	343,333	5,156,647
#	Elia System Operator SA	169,789	8,677,569
	Euronav NV	679,242	5,204,028
	EVS Broadcast Equipment SA	74,156	2,984,605
#	Exmar NV	174,456	1,378,112
#*	Fagron	224,088	2,430,824
*	Galapagos NV	175,431	11,288,923
	Gimv NV	28,499	1,513,295
	Ion Beam Applications	115,719	5,888,774
	Jensen-Group NV	13,482	504,262
	Kinepolis Group NV	94,699	4,408,323
#	Lotus Bakeries	1,454	3,651,993
#*	MDxHealth	180,487	842,733
	Melexis NV	113,838	8,179,509
#*	Nyrstar NV	745,541	5,487,595
	Ontex Group NV	312,965	9,944,254
*	Orange Belgium SA	167,280	4,093,904
#	Picanol	28,800	2,383,718
	RealDolmen	8,137	211,931
	RealDolmen NV	120	3
	Recticel SA	214,609	1,524,462
	Resilux	5,006	893,070
	Roularta Media Group NV	10,263	282,405
	Sioen Industries NV	50,430	1,484,769
	Sipef SA	25,871	1,490,740
*	Telenet Group Holding NV	51,961	2,714,342
	TER Beke SA	2,260	365,675
*	Tessenderlo Chemie NV	190,301	6,371,749
#*	ThromboGenics NV	159,152	517,827
	Umicore SA	434,045	27,253,238
	Van de Velde NV	36,017	2,605,112
*	Viohalco SA	583,796	800,207
TOTAL BELGIUM			198,512,108

DENMARK — (4.8%)
	ALK-Abello A.S.	30,494	4,326,930
	Alm Brand A.S.	468,716	3,591,472
#	Ambu A.S. Class B	124,859	6,716,629
	Arkil Holding A.S. Class B	504	64,578
*	Bang & Olufsen A.S.	167,328	1,731,164
	BankNordik P/F	1,753	33,487
#*	Bavarian Nordic A.S.	143,640	5,437,348
	Brodrene Hartmann A.S.	13,519	632,305
#*	D/S Norden A.S.	132,398	1,899,073
	DFDS A.S.	157,956	8,003,761
	Djurslands Bank A.S.	8,970	286,989

#	FLSmidth & Co. A.S.	260,041	$9,783,679
	Fluegger A.S. Class B	4,198	209,593
*	Genmab A.S.	116,840	19,997,487
	GN Store Nord A.S.	826,732	17,827,874
*	GPV Industri A.S. Series B	2,200	—
	Gronlandsbanken A.S.	1,125	101,894
*	H+H International A.S. Class B	44,617	496,267
	Harboes Bryggeri A.S. Class B	16,516	343,593
	IC Group A.S.	38,440	958,025
#*	Jeudan A.S.	5,970	633,774
	Jyske Bank A.S.	340,471	15,918,118
	Lan & Spar Bank	4,981	282,005
	Matas A.S.	175,098	3,281,762
	NKT Holding A.S.	126,821	8,185,189
	NNIT A.S.	6,948	215,731
#	Nordjyske Bank A.S.	36,553	539,145
*	Parken Sport & Entertainment A.S.	33,556	381,616
	Per Aarsleff Holding A.S.	107,320	2,580,027
	Ringkjoebing Landbobank A.S.	23,199	4,999,425
	Roblon A.S. Class B	2,700	97,290
	Rockwool International A.S. Class B	37,030	6,671,764
	Royal Unibrew A.S.	227,860	11,273,618
	RTX A.S.	35,303	603,506
*	Santa Fe Group A.S.	127,806	1,277,346
	Schouw & Co AB	71,589	4,664,947
	SimCorp A.S.	209,269	12,141,992
	Solar A.S. Class B	27,698	1,578,052
	Spar Nord Bank A.S.	351,498	3,397,600
	Sydbank A.S.	351,217	10,707,384
	TDC A.S.	4,148,072	24,429,547
*	Tivoli A.S.	9,370	623,141
#*	TK Development A.S.	608,784	715,253
*	Topdanmark A.S.	491,266	13,785,343
	Tryg A.S.	68,494	1,376,235
	United International Enterprises	10,218	1,886,803
*	Vestjysk Bank A.S.	53,413	73,623
*	William Demant Holding A.S.	365,410	7,457,075
#*	Zealand Pharma A.S.	62,015	926,260
TOTAL DENMARK			223,145,719

FINLAND — (6.6%)
	Ahlstrom Oyj	46,794	650,026
	Aktia Bank Oyj	92,898	943,674
	Alandsbanken Abp Class B	21,354	325,695
	Alma Media Oyj	42,130	227,983
	Amer Sports Oyj	641,324	19,615,110
	Apetit Oyj	18,766	286,753
	Aspo Oyj	92,762	730,962
	Atria Oyj	42,958	444,749
#*	BasWare Oyj	43,305	1,915,723
#	Bittium Oyj	122,840	936,865
	Cargotec Oyj Class B	235,592	10,812,066

#	Caverion Corp.	522,975	$4,020,259
	Citycon Oyj	2,200,212	5,605,891
	Comptel Oyj	355,901	979,409
	Cramo Oyj	190,163	4,896,631
	Digia Oyj	48,912	175,383
	Elisa Oyj	734,075	27,053,060
	F-Secure Oyj	527,535	1,996,423
*	Finnair Oyj	450,180	2,219,383
#	Fiskars Oyj Abp	190,312	3,748,280
*	GeoSentric Oyj	244,900	—
*	Glaston Oyj Abp	46,084	18,320
	HKScan Oyj Class A	172,657	638,112
	Huhtamaki Oyj	467,536	21,776,968
	Ilkka-Yhtyma Oyj	61,503	189,949
	Kemira Oyj	653,778	8,849,677
	Kesko Oyj Class A	9,264	400,699
	Kesko Oyj Class B	345,206	15,903,542
	Konecranes Oyj	262,339	9,299,740
	Lassila & Tikanoja Oyj	171,857	3,331,509
	Lemminkainen Oyj	30,098	487,494
#	Metsa Board Oyj	1,498,878	8,876,105
	Metso Oyj	542,157	15,821,457
#	Munksjo Oyj	24,345	326,031
	Nokian Renkaat Oyj	623,433	22,730,353
	Olvi Oyj Class A	68,749	2,041,908
	Oriola-KD Oyj Class A	6,054	27,884
	Oriola-KD Oyj Class B	628,439	2,860,253
	Orion Oyj Class A	126,645	4,954,300
	Orion Oyj Class B	433,374	17,085,185
#*	Outokumpu Oyj	3,022,031	20,748,155
#*	Outotec Oyj	896,931	4,309,368
#	PKC Group Oyj	115,436	2,228,110
	Ponsse Oy	47,256	1,327,625
*	Poyry Oyj	188,253	643,657
*	QT Group Oyj	48,912	334,864
	Raisio Oyj Class V	573,332	2,523,969
	Ramirent Oyj	362,521	2,923,335
	Rapala VMC Oyj	109,543	537,005
#	Revenio Group Oyj	23,248	733,790
	Saga Furs Oyj	368	5,747
	Sanoma Oyj	754,064	7,185,399
	Sponda Oyj	511,375	2,630,936
	SRV Group OYJ	23,502	116,196
*	Stockmann Oyj Abp Class A	42,474	338,815
#*	Stockmann Oyj Abp Class B	155,120	1,180,067
	Technopolis Oyj	911,240	3,338,763
	Teleste Oyj	46,406	491,688
	Tieto Oyj	295,694	9,334,098
#	Tikkurila Oyj	208,757	4,490,154
	Uponor Oyj	283,661	5,257,177
	Vaisala Oyj Class A	47,430	1,677,027
	Valmet Oyj	516,003	7,764,096

	Viking Line Abp	10,366	$253,931
	YIT Oyj	598,077	4,819,781
TOTAL FINLAND			308,397,564

FRANCE — (12.4%)
	ABC Arbitrage	144,886	1,041,946
#	Actia Group	48,398	404,725
#*	Air France-KLM	1,111,495	5,981,189
	Akka Technologies	51,478	1,913,548
	Albioma SA	95,177	1,645,539
	Altamir	110,717	1,379,702
	Alten SA	136,617	9,556,739
	Altran Technologies SA	771,932	11,415,143
	April SA	74,473	984,161
#*	Archos	138,714	235,688
	Arkema SA	313,836	29,055,635
	Assystem	63,007	1,855,710
	Aubay	29,713	836,691
*	Ausy	980	60,242
	Axway Software SA	30,042	951,637
	Bastide le Confort Medical	8,920	225,426
#	Beneteau SA	193,357	1,969,185
*	Bigben Interactive	3,583	21,709
	BioMerieux	71,574	10,666,513
	Boiron SA	38,334	3,896,792
	Bollore SA	—	1
	Bonduelle SCA	76,003	1,938,123
#	Bourbon Corp.	93,321	1,086,958
	Burelle SA	3,739	3,481,979
#	Catering International Services	14,124	213,276
#*	Cegedim SA	23,645	650,840
*	Cegid Group SA	26,749	—
#*	CGG SA	97,011	2,507,566
	Chargeurs SA	95,815	1,516,800
	Cie des Alpes	38,937	743,708
*	Coface SA	134,138	972,046
	Derichebourg SA	554,692	1,761,473
	Devoteam SA	27,976	1,555,090
	Dom Security	2,414	111,966
	Edenred	946,779	22,123,996
	Electricite de Strasbourg SA	21,168	2,376,739
	Elior Group	345,612	7,913,500
	Elis SA	115,627	1,908,249
#*	Eramet	28,909	1,150,235
*	Esso SA Francaise	14,895	584,926
#*	Etablissements Maurel et Prom	844,597	3,929,733
	Euler Hermes Group	56,627	4,814,471
	Eurofins Scientific SE	41,690	18,938,797
	Euronext NV	222,917	9,511,611
	Eutelsat Communications SA	33,157	686,262
	Exel Industries Class A	10,330	798,592
	Faiveley Transport SA	34,183	3,790,721

	Faurecia	306,467	$12,026,576
#	Fimalac	272	31,240
	Fleury Michon SA	5,962	382,437
*	Futuren SA	1	—
	Gaumont SA	13,521	808,980
#	Gaztransport Et Technigaz SA	72,536	2,094,607
	GEA	2,433	234,090
	Gevelot SA	3,466	459,603
	GL Events	48,589	952,895
	Groupe Crit	23,459	1,426,091
*	Groupe Flo	5,644	4,888
*	Groupe Fnac SA	48,865	3,589,660
#*	Groupe Gorge	22,858	509,713
	Groupe Open	26,685	674,466
	Guerbet	33,267	2,247,811
	Haulotte Group SA	74,466	1,126,988
	Havas SA	514,475	4,353,937
*	Herige SADCS	4,147	111,738
#*	HiPay Group SA	24,579	300,876
*	ID Logistics Group	5,438	814,340
	Imerys SA	152,734	11,031,539
	Ingenico Group SA	41,331	3,613,734
#	Interparfums SA	54,443	1,496,963
	Ipsen SA	170,560	11,982,734
	IPSOS	168,064	5,489,817
	Jacquet Metal Service	67,512	1,214,332
	Korian SA	196,034	6,309,216
	Lagardere SCA	619,304	15,771,359
	Lanson-BCC	8,795	318,049
	Laurent-Perrier	12,372	1,005,336
	Le Noble Age	24,612	909,452
	Lectra	116,672	2,067,879
	Linedata Services	8,608	432,360
	LISI	94,248	2,608,505
	Maisons France Confort SA	15,298	811,511
	Manitou BF SA	48,399	842,922
	Manutan International	14,076	852,041
	Mersen	117,956	2,392,213
#*	METabolic EXplorer SA	151,621	392,422
	Metropole Television SA	293,607	5,297,433
	MGI Coutier	56,765	1,502,630
	Mr Bricolage	30,731	465,471
*	Naturex	31,570	2,830,335
#	Neopost SA	176,348	4,767,141
*	Nexans SA	203,787	11,691,502
	Nexity SA	171,171	9,039,901
#*	Nicox	76,283	701,869
*	NRJ Group	71,278	728,745
#	Oeneo SA	105,660	995,899
#*	Onxeo SA(B04P0G6)	160,610	453,282
#*	Onxeo SA(BPFJVR0)	48,958	140,452
	Orpea	172,238	15,265,668

#*	Parrot SA	25,254	$271,327
#*	Pierre & Vacances SA	26,157	1,132,697
	Plastic Omnium SA	318,364	10,564,746
	Plastivaloire	1,182	142,885
	PSB Industries SA	8,161	418,727
#	Rallye SA	128,234	2,104,938
	Remy Cointreau SA	45,023	3,841,994
	Rexel SA	1,596,995	24,463,358
	Robertet SA	3,063	1,112,432
	Rothschild & Co.	21,428	531,105
	Rubis SCA	203,675	18,680,779
	Samse SA	8,068	1,299,093
	Sartorius Stedim Biotech	107,214	8,052,183
	Savencia SA	33,142	2,062,912
	SEB SA	120,657	17,040,758
	Seche Environnement SA	11,799	401,411
#*	Sequana SA	289,137	542,719
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	60,258	2,049,173
*	Societe Internationale de Plantations d'Heveas SA	7,523	286,236
	Societe Marseillaise du Tunnel Prado-Carenage SA	3,434	127,577
	Societe pour l'Informatique Industrielle	39,566	657,933
*	SOITEC	1,279,868	1,179,028
#*	Solocal Group	170,329	728,930
	Somfy SA	21,025	9,493,314
	Sopra Steria Group	74,501	8,742,774
	SPIE SA	79,232	1,577,355
#*	Stallergenes Greer P.L.C.	12,201	386,491
*	Ste Industrielle d'Aviation Latecoere SA	310,883	1,249,244
	Stef SA	28,166	2,368,670
#	STMicroelectronics NV	2,136,887	17,464,442
#*	Store Electronic	14,048	357,155
	Sword Group	32,374	989,969
	Synergie SA	70,320	2,345,374
	Tarkett SA	53,696	2,171,443
	Technicolor SA	1,482,868	10,129,763
	Teleperformance	348,982	37,226,264
#	Television Francaise 1	626,436	6,074,475
	Tessi SA	6,807	1,071,196
#	TFF Group	5,065	554,893
#	Thermador Groupe	13,789	1,240,163
	Total Gabon	1,515	214,600
*	Touax SA	5,568	63,503
	Trigano SA	46,958	3,294,975
*	Ubisoft Entertainment SA	521,852	19,717,627
	Union Financiere de France BQE SA	16,855	437,433
#*	Vallourec SA	941,957	4,226,903
#*	Valneva SE	218,939	641,430
	Vetoquinol SA	16,625	822,034
	Vicat SA	86,767	5,605,626
#	VIEL & Cie SA	161,700	653,345
	Vilmorin & Cie SA	27,056	1,778,823
*	Virbac SA	22,063	3,689,350

	Vranken-Pommery Monopole SA	18,262	$459,909
*	Worldline SA	22,359	676,652
TOTAL FRANCE			578,157,362

GERMANY — (15.5%)
	Aareal Bank AG	409,233	13,528,070
	Adler Modemaerkte AG	41,855	280,503
#*	ADLER Real Estate AG	110,581	1,760,508
*	ADVA Optical Networking SE	194,362	1,960,309
#*	AIXTRON SE	396,410	2,411,155
*	Aligna AG	318,087	—
	All for One Steeb AG	569	34,416
	Allgeier SE	26,260	532,203
#	Amadeus Fire AG	30,325	2,171,447
*	AS Creation Tapeten	7,109	252,673
	Aurubis AG	180,566	10,125,028
	Axel Springer SE	194,300	9,956,549
	Basler AG	3,576	236,290
	Bauer AG	33,835	483,264
#	BayWa AG(5838057)	78,978	2,569,020
	BayWa AG(5838068)	124	4,275
	Bechtle AG	80,333	9,300,682
#	Bertrandt AG	27,357	2,975,336
	Bijou Brigitte AG	19,236	1,154,251
#*	Bilfinger SE	178,040	5,869,022
	Biotest AG	60,306	1,136,715
*	BKN International AG	33,408	—
#	Borussia Dortmund GmbH & Co. KGaA	473,904	2,584,887
	BRAAS Monier Building Group SA	19,013	556,479
	CANCOM SE	86,805	4,535,348
	Carl Zeiss Meditec AG	160,352	6,137,261
	CENIT AG	51,806	1,200,448
	CENTROTEC Sustainable AG	44,227	766,343
	Cewe Stiftung & Co. KGAA	30,885	2,778,364
#	Clere AG	21,096	657,841
	Comdirect Bank AG	182,514	1,866,553
	CompuGroup Medical SE	119,816	5,523,043
*	Constantin Medien AG	340,089	807,047
	CropEnergies AG	116,924	662,457
	CTS Eventim AG & Co. KGaA	216,083	7,684,926
	Data Modul AG	11,455	634,809
#*	DEAG Deutsche Entertainment AG	13,697	40,005
#	Delticom AG	28,981	542,004
	Deutsche Beteiligungs AG	48,588	1,614,873
	Deutsche EuroShop AG	220,384	10,246,815
#	Deutsche Lufthansa AG	28,830	321,407
	Deutz AG	599,311	3,027,679
*	Dialog Semiconductor P.L.C.	382,079	14,735,467
	DIC Asset AG	268,048	2,706,918
	DMG Mori AG	308,295	15,027,485
	Dr Hoenle AG	25,078	718,395
	Draegerwerk AG & Co. KGaA	9,611	614,896

#	Drillisch AG	225,064	$10,937,894
	Duerr AG	133,802	11,250,390
	Eckert & Ziegler AG	17,297	413,459
	Elmos Semiconductor AG	53,988	808,532
#	ElringKlinger AG	167,277	2,971,845
*	Euromicron AG	32,612	260,052
*	Evotec AG	1,103,203	6,229,216
	Fielmann AG	120,175	9,798,167
*	First Sensor AG	19,888	268,975
	Francotyp-Postalia Holding AG Class A	53,729	257,195
	Fraport AG Frankfurt Airport Services Worldwide	179,584	9,828,646
	Freenet AG	652,809	19,106,832
	Fuchs Petrolub SE	152,541	6,229,970
	Gerresheimer AG	201,267	17,112,319
#	Gerry Weber International AG	98,127	1,254,593
#	Gesco AG	14,489	1,133,843
	GFK SE	76,920	2,679,648
	GFT Technologies SE	93,571	1,928,397
	Grammer AG	79,765	4,839,175
	GRENKE AG	36,620	7,038,979
*	H&R GmbH & Co. KGaA	33,528	715,064
	Hamburger Hafen und Logistik AG	113,533	1,727,960
#*	Heidelberger Druckmaschinen AG	1,427,756	3,453,981
	Hella KGaA Hueck & Co.	106,323	4,217,688
*	Highlight Communications AG	94,846	557,318
	Hochtief AG	48,084	6,785,845
#*	HolidayCheck Group AG	114,390	309,388
	Hornbach Baumarkt AG	20,885	647,633
	Hugo Boss AG	189,053	10,465,100
	Indus Holding AG	131,598	7,501,330
#	Init Innovation In Traffic Systems AG	23,180	406,987
	Isra Vision AG	18,038	2,005,684
	Jenoptik AG	262,122	4,796,007
#	K+S AG	990,931	18,816,467
*	Kampa AG	7,101	136
	KION Group AG	272,454	17,653,242
*	Kloeckner & Co. SE	555,392	6,768,251
*	Koenig & Bauer AG	69,890	3,288,092
#*	Kontron AG	437,004	1,348,569
	Krones AG	75,044	7,303,727
	KSB AG	3,466	1,468,153
*	KUKA AG	137,716	16,655,263
	KWS Saat SE	16,076	5,414,347
	Lanxess AG	484,758	30,174,829
	LEG Immobilien AG	306,750	29,404,543
	Leifheit AG	13,935	908,544
	Leoni AG	159,356	5,801,634
*	LPKF Laser & Electronics AG	76,947	870,415
#*	Manz AG	20,001	809,446
*	MasterFlex SE	19,347	133,948
*	Mediclin AG	88,966	576,757
#*	Medigene AG	54,012	497,133

	MLP AG	296,006	$1,246,781
*	msg life ag	11,646	27,524
	MTU Aero Engines AG	249,839	25,296,115
	MVV Energie AG	14,637	327,666
	Nemetschek SE	110,040	6,748,584
	Nexus AG	49,542	1,024,203
#*	Nordex SE	307,691	9,376,798
	Norma Group SE	202,672	10,433,724
	OHB SE	34,489	712,039
	Osram Licht AG	343,036	20,152,108
*	Paion AG	87,569	258,936
	paragon AG	4,815	187,630
*	Patrizia Immobilien AG	263,203	5,765,122
*	Petro Welt Technologies AG	6,474	45,349
	Pfeiffer Vacuum Technology AG	54,190	5,151,542
#	PNE Wind AG	367,537	896,193
	Progress-Werk Oberkirch AG	7,571	318,260
#	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	27,232	404,953
	Puma SE	10,528	2,820,109
*	PVA TePla AG	46,019	130,191
*	QIAGEN NV	780,158	21,511,436
#	QSC AG	493,128	1,104,949
#	R Stahl AG	14,952	503,725
	Rational AG	15,209	7,630,862
	Rheinmetall AG	223,411	15,572,376
	RHOEN-KLINIKUM AG	261,051	7,938,750
#	RIB Software AG	157,104	1,935,653
	S&T AG	15,456	175,909
	SAF-Holland SA	248,917	3,219,314
	Salzgitter AG	212,972	6,982,272
#	Schaltbau Holding AG	28,415	998,030
	Schloss Wachenheim AG	7,479	125,307
*	SER Systems AG	9,400	—
#*	SGL Carbon SE	201,274	2,361,030
	SHW AG	25,624	945,050
*	Siltronic AG	4,874	128,981
*	Singulus Technologies AG	—	—
	Sixt Leasing SE	7,038	161,230
	Sixt SE	80,910	4,563,595
*	SKW Stahl-Metallurgie Holding AG	267	824
#	SMA Solar Technology AG	59,062	1,887,841
*	SMT Scharf AG	18,103	227,319
	Softing AG	21,576	299,260
	Software AG	309,788	13,129,301
#*	Solarworld AG	13,177	46,421
*	Stabilus SA	28,867	1,626,939
	Stada Arzneimittel AG	306,492	17,052,902
	STRATEC Biomedical AG	24,601	1,420,411
#	Stroeer SE & Co KGaA	116,515	5,072,229
	Suedzucker AG	438,206	12,186,788
#*	Suess MicroTec AG	105,674	780,199
	Surteco SE	25,640	655,994

	TAG Immobilien AG	798,736	$11,633,887
	Takkt AG	163,454	3,666,876
	Technotrans AG	32,047	815,039
	TLG Immobilien AG	150,632	3,400,020
#*	Tom Tailor Holding AG	108,631	451,118
	VERBIO Vereinigte BioEnergie AG	127,536	811,030
*	Vossloh AG	69,618	4,143,730
#	VTG AG	80,128	2,275,190
	Wacker Chemie AG	77,716	6,554,044
	Wacker Neuson SE	146,155	2,131,216
	Washtec AG	41,871	1,988,885
	XING AG	16,563	3,484,902
	Zeal Network SE	33,676	1,191,251
TOTAL GERMANY			722,680,986

GREECE — (0.0%)
*	Alfa Alfa Energy SA	3,810	—
*	Alysida SA	2,376	—
*	Atlantic Supermarkets SA	34,730	—
*	Babis Vovos International Construction SA	21,073	—
*	Balafas SA	15,200	—
*	Elektroniki Athinon SA	7,497	—
*	Etma Rayon SA	11,242	—
*	Informatics SA	3,778	—
*	Ipirotiki Software & Publications SA	22,110	—
*	Lan-Net SA	12,688	—
*	Neorion Holdings SA	14,991	—
*	Promota Hellas SA	8,860	—
*	T Bank SA	228,007	—
*	Themeliodomi SA	37,422	—
TOTAL GREECE			—

IRELAND — (1.3%)
	C&C Group P.L.C.(B011Y09)	1,077,904	4,468,458
	C&C Group P.L.C.(B010DT8)	399,607	1,669,252
	Datalex P.L.C.	60,575	245,017
*	FBD Holdings P.L.C.	125,728	942,752
	Glanbia P.L.C.(4058629)	7,822	150,533
	Glanbia P.L.C.(0066950)	700,613	13,240,086
	IFG Group P.L.C.	302,015	644,017
*	Independent News & Media P.L.C.	1,593,163	223,699
	Irish Continental Group P.L.C.(BLP5857)	361,886	1,776,783
	Irish Continental Group P.L.C.(BLP59W1)	234,200	1,164,482
	Kingspan Group P.L.C.	580,389	15,636,019
	Paddy Power Betfair P.L.C.	68,672	7,765,127
	Smurfit Kappa Group P.L.C.	546,377	12,212,956
TOTAL IRELAND			60,139,181

ISRAEL — (1.8%)
*	ADO Group, Ltd.	51,144	690,449
#*	Africa Israel Investments, Ltd.	1,160,746	373,145

	Africa Israel Properties, Ltd.	79,909	$1,338,033
	Africa Israel Residences, Ltd.	594	11,966
#*	Airport City, Ltd.	316,100	3,598,788
	Albaad Massuot Yitzhak, Ltd.	466	6,963
#*	Allot Communications, Ltd.	127,151	660,764
#	Alrov Properties and Lodgings, Ltd.	44,380	993,602
	Amot Investments, Ltd.	452,653	2,019,395
	Arad, Ltd.	1,053	10,707
	Ashtrom Properties, Ltd.	23,018	88,339
#*	AudioCodes, Ltd.	163,675	894,207
	Avgol Industries 1953, Ltd.	407,132	500,108
*	Azorim-Investment Development & Construction Co., Ltd.	380,820	356,509
	Bayside Land Corp.	3,610	1,467,978
	Big Shopping Centers, Ltd.	17,790	1,219,901
*	BioLine RX, Ltd.	59,630	66,977
#	Blue Square Real Estate, Ltd.	22,369	907,231
	Brack Capital Properties NV	11,801	1,067,110
#*	Cellcom Israel, Ltd.	283,451	2,122,902
#*	Ceragon Networks, Ltd.	109,184	265,486
#*	Clal Biotechnology Industries, Ltd.	174,162	135,932
#*	Clal Insurance Enterprises Holdings, Ltd.	88,091	948,303
*	Cohen Development & Industrial Buildings, Ltd.	2,564	60,819
#*	Compugen, Ltd.	185,531	1,179,735
	Delek Automotive Systems, Ltd.	168,811	1,476,461
#	Delta-Galil Industries, Ltd.	51,149	1,444,251
	Direct Insurance Financial Investments, Ltd.	73,126	585,235
	El Al Israel Airlines	1,470,062	1,352,849
*	Electra Consumer Products 1970, Ltd.	12,719	176,957
#	Electra, Ltd.	8,540	1,171,447
#	Elron Electronic Industries, Ltd.	62,094	285,735
	Energix-Renewable Energies, Ltd.	78,065	54,142
*	Equital, Ltd.	7,312	142,779
#*	Evogene, Ltd.	70,559	442,342
#	First International Bank Of Israel, Ltd.	180,262	2,304,236
	FMS Enterprises Migun, Ltd.	11,414	295,608
	Formula Systems 1985, Ltd.	44,239	1,720,549
	Fox Wizel, Ltd.	19,541	322,520
	Frutarom Industries, Ltd.	44,839	2,358,747
*	Gilat Satellite Networks, Ltd.	113,132	550,975
#*	Hadera Paper, Ltd.	10,176	378,753
	Harel Insurance Investments & Financial Services, Ltd.	552,043	1,998,036
	Hilan, Ltd.	45,185	711,236
#	IDI Insurance Co., Ltd.	22,850	1,084,005
#	Industrial Buildings Corp., Ltd.	475,849	571,614
*	Israel Discount Bank, Ltd. Class A	2,847,609	5,242,140
	Israel Land Development Co., Ltd. (The)	22,310	124,527
	Ituran Location and Control, Ltd.	3,783	100,098
*	Jerusalem Oil Exploration	45,662	2,049,561
#*	Kamada, Ltd.	126,672	652,297
*	Kenon Holdings, Ltd.	27,135	311,695
	Kerur Holdings, Ltd.	6,605	156,438
	Klil Industries, Ltd.	550	43,727

	Maabarot Products, Ltd.	21,999	$353,216
	Magic Software Enterprises, Ltd.	92,863	670,959
#	Matrix IT, Ltd.	178,144	1,285,365
	Maytronics, Ltd.	129,036	455,485
#*	Mazor Robotics, Ltd.	228,777	2,919,761
	Meitav DS Investments, Ltd.	44,186	176,860
#	Melisron, Ltd.	52,894	2,336,309
*	Menora Mivtachim Holdings, Ltd.	123,424	1,012,598
#*	Migdal Insurance & Financial Holding, Ltd.	1,543,756	1,006,449
#	Mivtach Shamir Holdings, Ltd.	22,547	474,766
#*	Naphtha Israel Petroleum Corp., Ltd.	160,542	924,366
	Neto ME Holdings, Ltd.	5,555	444,752
*	Nova Measuring Instruments, Ltd.	119,308	1,423,191
*	Oil Refineries, Ltd.	5,367,932	1,987,368
#*	Partner Communications Co., Ltd.	459,954	2,110,510
	Paz Oil Co., Ltd.	23,314	3,648,021
*	Perion Network, Ltd.	16,455	19,834
*	Phoenix Holdings, Ltd. (The)	280,698	770,829
#	Plasson Industries, Ltd.	13,484	361,753
#	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	32,629	1,326,529
*	Redhill Biopharma, Ltd.	45,309	66,661
	Sapiens International Corp. NV	108,950	1,416,772
	Scope Metals Group, Ltd.	830	14,117
	Shapir Engineering and Industry, Ltd.	32,028	67,442
#	Shikun & Binui, Ltd.	1,044,647	1,907,490
	Shufersal, Ltd.	392,383	1,513,365
*	Space Communication, Ltd.	17,611	126,266
	Strauss Group, Ltd.	136,109	2,158,240
*	Summit Real Estate Holdings, Ltd.	103,951	607,292
	Tadiran Holdings, Ltd.	6,059	157,475
*	Tower Semiconductor, Ltd.	251,518	3,758,084
*	Union Bank of Israel	126,346	428,030
TOTAL ISRAEL			85,024,464

ITALY — (8.4%)
	A2A SpA	8,023,716	11,332,404
	ACEA SpA	302,509	3,803,181
*	Aedes SIIQ SpA	691,904	267,126
#*	Aeffe SpA	167,738	191,836
	Alerion Cleanpower SpA	119,152	269,104
#	Amplifon SpA	515,448	5,292,407
	Anima Holding SpA	761,265	3,716,087
	Ansaldo STS SpA	572,443	6,689,802
*	Arnoldo Mondadori Editore SpA	724,145	743,325
	Ascopiave SpA	428,523	1,294,807
#	Astaldi SpA	288,057	1,086,676
	Autogrill SpA	728,145	6,171,559
	Azimut Holding SpA	623,078	9,167,937
#*	Banca Carige SpA	1,893,751	616,002
	Banca Finnat Euramerica SpA	616,149	215,127
	Banca Generali SpA	284,313	5,457,197
	Banca IFIS SpA	147,336	3,321,027

	Banca Mediolanum SpA	1,073,967	$7,120,559
#*	Banca Monte dei Paschi di Siena SpA	1,988,426	416,366
	Banca Popolare dell'Emilia Romagna SC	2,548,728	9,497,524
#*	Banca Popolare dell'Etruria e del Lazio SC	1,058,027	—
#	Banca Popolare di Milano Scarl	22,383,595	8,986,051
	Banca Popolare di Sondrio SCARL	2,316,219	6,479,947
#	Banca Profilo SpA	1,221,744	229,959
	Banco di Desio e della Brianza SpA	224,677	446,892
	Banco Popolare SC	2,966,423	6,995,253
#	BasicNet SpA	166,625	604,751
*	Beghelli SpA	161,845	63,927
	Biesse SpA	68,574	1,086,438
	Brembo SpA	161,253	9,622,247
#	Brunello Cucinelli SpA	101,511	1,971,907
#	Buzzi Unicem SpA	409,864	8,404,169
#	Cairo Communication SpA	339,858	1,295,324
*	Caltagirone Editore SpA	6,277	5,356
*	Carraro SpA	4,380	5,899
	Cembre SpA	39,007	569,089
	Cementir Holding SpA	325,211	1,534,892
	Cerved Information Solutions SpA	613,617	5,183,334
	CIR-Compagnie Industriali Riunite SpA	2,053,989	2,099,702
	Credito Emiliano SpA	471,853	2,562,738
#	Credito Valtellinese SC	5,732,088	1,990,814
	d'Amico International Shipping SA	830,428	306,469
	Danieli & C Officine Meccaniche SpA	72,897	1,407,750
	Datalogic SpA	111,466	2,380,610
	Davide Campari-Milano SpA	1,476,589	16,640,324
	De' Longhi SpA	272,095	6,590,155
	DeA Capital SpA	526,890	620,822
	DiaSorin SpA	116,636	7,496,748
*	Ei Towers SpA	87,314	4,598,729
	El.En. SpA	48,277	1,019,235
	Elica SpA	4,665	9,439
	ERG SpA	319,564	3,667,834
	Esprinet SpA	176,634	982,158
*	Eurotech SpA	90,850	120,462
	Falck Renewables SpA	704,182	622,424
#*	Fincantieri SpA	2,246,606	1,074,642
	FinecoBank Banca Fineco SpA	922,158	5,346,031
	FNM SpA	627,039	293,333
#	Geox SpA	453,868	1,077,200
*	Gruppo Editoriale L'Espresso SpA	481,852	402,061
#	Gruppo MutuiOnline SpA	103,077	859,324
	Hera SpA	3,328,100	8,962,438
	IMMSI SpA	1,202,186	505,969
	Industria Macchine Automatiche SpA	70,748	4,699,337
	Infrastrutture Wireless Italiane SpA	209,859	1,032,836
*	Intek Group SpA	1,768,514	395,129
	Interpump Group SpA	425,898	7,257,839
	Iren SpA	2,952,554	5,077,071
*	Italcementi SpA	926,791	11,015,044

	Italmobiliare SpA	45,336	$2,290,332
*	Juventus Football Club SpA	2,124,259	719,295
	La Doria SpA	65,929	640,341
#	Maire Tecnimont SpA	643,815	1,594,138
	MARR SpA	182,251	3,652,272
	Mediaset SpA	4,351,208	13,660,729
	Moleskine SpA	470,247	1,276,175
	Moncler SpA	664,534	11,344,144
#	Nice SpA	71,162	204,178
	OVS SpA	65,195	377,259
#	Parmalat SpA	1,761,867	4,669,122
#	Piaggio & C SpA	954,841	1,783,443
#*	Prelios SpA	127,326	11,351
#	Prima Industrie SpA	15,358	234,771
	Prysmian SpA	1,026,230	26,872,323
	Recordati SpA	474,431	15,248,070
	Reno de Medici SpA	840,050	265,639
	Reply SpA	23,664	3,111,936
*	Retelit SpA	732,206	604,109
*	Richard-Ginori 1735 SpA	8,489	—
	Sabaf SpA	25,688	260,963
#	SAES Getters SpA	38,573	555,612
#*	Safilo Group SpA	173,799	1,664,907
#*	Saipem SpA	26,968,903	11,426,039
#	Salini Impregilo SpA	1,159,746	3,343,207
#	Salvatore Ferragamo SpA	262,482	6,662,054
	Saras SpA	1,637,194	2,605,038
	SAVE SpA	85,250	1,674,851
	Servizi Italia SpA	34,833	141,700
#*	Snai SpA	117,457	152,422
	Societa Cattolica di Assicurazioni SCRL	835,094	4,672,009
	Societa Iniziative Autostradali e Servizi SpA	349,366	3,339,163
#*	Sogefi SpA	272,471	550,976
	SOL SpA	161,050	1,393,233
#	Tamburi Investment Partners SpA	412,745	1,666,059
#*	Tiscali SpA	9,160,788	437,646
#	Tod's SpA	70,079	3,702,640
*	Trevi Finanziaria Industriale SpA	509,518	700,592
	TXT e-solutions SpA	28,342	228,322
#	Unione di Banche Italiane SpA	1,418,008	3,268,180
	Unipol Gruppo Finanziario SpA	2,168,748	5,541,557
	UnipolSai SpA	3,800,692	6,188,323
	Vittoria Assicurazioni SpA	124,843	1,360,843
*	Yoox Net-A-Porter Group SpA	280,998	8,708,808
	Zignago Vetro SpA	142,878	821,842
TOTAL ITALY			390,896,768

NETHERLANDS — (4.6%)
	Aalberts Industries NV	600,156	20,441,090
	Accell Group	141,153	3,586,605
	AFC Ajax NV	18,134	183,418
	AMG Advanced Metallurgical Group NV	171,531	3,587,492

	Amsterdam Commodities NV	92,796	$2,309,507
#	APERAM SA	270,393	12,190,680
	Arcadis NV	374,341	5,380,331
	ASM International NV	290,828	11,888,277
*	Atag Group NV	4,630	—
	BE Semiconductor Industries NV	181,415	6,189,057
	Beter Bed Holding NV	99,987	2,236,398
	BinckBank NV	263,185	1,500,430
	Boskalis Westminster	431,756	15,366,506
	Brunel International NV	118,473	2,071,318
	Corbion NV	334,113	8,993,582
#	Delta Lloyd NV	2,709,093	12,425,519
*	Fugro NV	381,770	6,176,712
	Gemalto NV	304,031	19,479,012
*	Heijmans NV	126,289	1,145,101
	Hunter Douglas NV	9,426	521,874
	IMCD Group NV	42,575	1,869,671
	KAS Bank NV	80,799	726,632
	Kendrion NV	67,325	2,055,663
#	Koninklijke BAM Groep NV	1,407,837	6,525,978
	Koninklijke Vopak NV	190,317	9,981,543
	Nederland Apparatenfabriek	27,865	938,740
#*	OCI NV	292,497	4,310,809
*	Ordina NV	866,273	1,950,642
*	PostNL NV	2,511,108	11,392,881
	Refresco Group NV	21,663	359,936
#	SBM Offshore NV	936,863	13,303,702
	Sligro Food Group NV	134,261	4,979,215
#*	SNS Reaal NV	705,718	—
	Telegraaf Media Groep NV	170,034	662,290
	TKH Group NV	223,860	8,739,519
#*	TomTom NV	575,952	5,510,301
	Van Lanschot NV	24,773	501,157
	Wessanen	469,148	6,020,715
TOTAL NETHERLANDS			215,502,303

NORWAY — (2.5%)
	ABG Sundal Collier Holding ASA	1,786,130	1,137,764
	AF Gruppen ASA	18,991	375,529
#*	Akastor ASA	917,989	978,634
#	Aker ASA Class A	130,540	4,499,984
#*	Aker Solutions ASA	588,168	2,763,464
#	American Shipping Co. ASA	196,875	623,982
	Arendals Fossekompani A.S.	90	30,983
#	Atea ASA	344,330	3,493,577
	Austevoll Seafood ASA	517,682	4,363,378
#*	Axactor AB	3,686,281	1,150,171
	Bakkafrost P/F	169,646	7,097,050
*	Biotec Pharmacon ASA	139,685	221,574
	Bonheur ASA	140,320	847,263
	Borregaard ASA	455,165	4,091,755
#	BW LPG, Ltd.	250,209	716,471

#	BW Offshore, Ltd.	43,189,561	$1,847,671
*	Deep Sea Supply P.L.C.	254,547	45,371
*	Det Norske Oljeselskap ASA	465,731	7,429,585
#*	DNO ASA	3,249,546	3,316,545
	Ekornes ASA	111,584	1,433,425
	Entra ASA	19,596	219,634
*	Farstad Shipping ASA	24,394	21,992
#*	Fred Olsen Energy ASA	147,008	205,238
#	Frontline, Ltd.	143,750	1,043,075
	Grieg Seafood ASA	257,604	2,057,498
#*	Hexagon Composites ASA	391,287	1,406,429
#	Hoegh LNG Holdings Ltd	218,126	2,343,443
*	Kongsberg Automotive ASA	2,171,519	1,780,249
	Kongsberg Gruppen A.S.	3,448	53,546
	Kvaerner ASA	1,616,475	1,964,991
#*	Nordic Semiconductor ASA	703,953	3,444,147
#*	Norske Skogindustrier ASA	1,270,388	466,164
#*	Norwegian Air Shuttle ASA	149,161	5,474,480
	Norwegian Property ASA	521,881	708,723
#	Ocean Yield ASA	230,469	1,900,750
*	Odfjell SE Class A	134,257	457,573
	Olav Thon Eiendomsselskap ASA	115,054	2,374,791
*	Opera Software ASA	514,924	3,577,465
#*	Petroleum Geo-Services ASA	995,552	2,198,858
#*	PhotoCure ASA	57,224	285,569
#	Prosafe SE	655,643	42,025
#	Protector Forsikring ASA	282,524	2,689,833
#*	Q-Free ASA	179,836	181,797
#*	REC Silicon ASA	14,281,005	2,000,580
	Salmar ASA	33,126	1,012,735
#	Scatec Solar ASA	154,153	598,645
#*	Seadrill, Ltd.	284,794	695,057
	Selvaag Bolig ASA	134,110	677,526
#*	Sevan Marine ASA	124,800	295,957
*	Solstad Offshore ASA	62,524	121,425
#*	Songa Offshore	7,333,657	184,329
	SpareBank 1 SMN	131,684	919,551
	SpareBank 1 SR-Bank ASA	191,096	1,091,827
#	Stolt-Nielsen, Ltd.	121,666	1,581,185
#*	Storebrand ASA	802,114	3,975,407
#	TGS Nopec Geophysical Co. ASA	351,607	6,351,935
	Tomra Systems ASA	647,834	7,529,517
#*	Treasure ASA	249,256	551,633
#	Veidekke ASA	391,971	6,036,818
#	Wilh Wilhelmsen ASA	306,364	920,947
#	Wilh Wilhelmsen Holding ASA Class A	61,068	1,293,129
	XXL ASA	142,820	1,957,593
TOTAL NORWAY			119,158,242

PORTUGAL — (0.9%)
	Altri SGPS SA	577,518	2,018,276
*	Banco BPI SA	2,573,144	3,264,766

#*	Banco Comercial Portugues SA Class R	315,057,219	$5,446,111
*	Banco Espirito Santo SA	4,777,921	—
	Corticeira Amorim SGPS SA	6,550	63,750
	CTT-Correios de Portugal SA	692,539	4,662,084
	EDP Renovaveis SA	278,973	2,238,464
	Ibersol SGPS SA	20,401	274,834
	Mota-Engil SGPS SA	677,759	1,299,906
	Navigator Co SA (The)	2,010,412	5,780,512
	NOS SGPS SA	1,073,803	7,306,891
	Novabase SGPS SA	65,729	146,868
	REN - Redes Energeticas Nacionais SGPS SA	1,346,999	3,937,203
	Semapa-Sociedade de Investimento e Gestao	103,793	1,327,776
	Sonae Capital SGPS SA	252,051	191,937
	Sonae SGPS SA	4,901,591	3,742,228
	Teixeira Duarte SA	710,639	159,397
TOTAL PORTUGAL			41,861,003

SPAIN — (5.4%)
	Acciona SA	146,941	11,106,238
	Acerinox SA	833,565	11,026,213
#	Adveo Group International SA	104,096	389,490
	Almirall SA	289,516	4,452,633
#*	Amper SA	2,579,292	382,619
	Applus Services SA	403,260	4,097,894
	Atresmedia Corp de Medios de Comunicacion SA	348,549	3,822,733
	Azkoyen SA	64,022	352,826
	Banco Popular Espanol SA	703,061	870,152
	Bankinter SA	298,301	2,122,428
*	Baron de Ley	13,454	1,568,677
#	Bolsas y Mercados Espanoles SHMSF SA	410,153	12,191,325
#*	Caja de Ahorros del Mediterraneo	116,412	—
	Cellnex Telecom SAU	537,517	9,727,295
*	Cementos Portland Valderrivas SA	68,410	474,845
	Cia de Distribucion Integral Logista Holdings SA	140,138	3,128,056
	Cie Automotive SA	249,123	4,904,888
	Clinica Baviera SA	3,698	29,733
	Construcciones y Auxiliar de Ferrocarriles SA	9,124	3,666,685
#*	Deoleo SA	898,878	186,893
	Distribuidora Internacional de Alimentacion SA	2,929,226	18,139,082
#	Duro Felguera SA	420,986	562,956
	Ebro Foods SA	366,900	8,534,227
*	eDreams ODIGEO SA	279,986	915,246
	Elecnor SA	191,752	1,775,874
	Ence Energia y Celulosa SA	1,137,185	2,479,218
#*	Ercros SA	793,700	1,605,551
	Faes Farma SA	1,379,422	5,322,151
	Fluidra SA	159,343	794,737
	Gamesa Corp. Tecnologica SA	1,266,922	30,355,201
	Grupo Catalana Occidente SA	203,062	6,035,923
#*	Grupo Ezentis SA	910,898	583,238
	Iberpapel Gestion SA	36,518	812,793
#*	Indra Sistemas SA	587,934	7,883,558

	Inmobiliaria Colonial SA	1,003,746	$7,300,726
	Inmobiliaria del Sur SA	2,902	27,371
	Laboratorios Farmaceuticos Rovi SA	68,607	997,546
*	Liberbank SA	1,775,702	1,493,282
	Mediaset Espana Comunicacion SA	943,903	11,189,140
	Melia Hotels International SA	486,605	6,067,831
	Miquel y Costas & Miquel SA	38,660	1,663,873
*	NH Hotel Group SA	1,249,728	5,702,322
	Nmas1 Dinamia SA	20,438	186,812
#	Obrascon Huarte Lain SA	747,423	2,999,510
	Papeles y Cartones de Europa SA	277,855	1,494,969
*	Pescanova SA	68,547	—
*	Pharma Mar SA	983,996	3,129,280
	Prim SA	39,424	367,580
#*	Promotora de Informaciones SA Class A	284,300	1,822,338
	Prosegur Cia de Seguridad SA	1,295,445	9,043,175
#*	Quabit Inmobiliaria SA	133,934	239,443
*	Realia Business SA	755,842	823,855
#	Sacyr SA	1,590,914	3,357,611
	Saeta Yield SA	77,291	768,443
#*	Solaria Energia y Medio Ambiente SA	207,171	175,715
#*	Talgo SA	147,364	715,274
	Tecnicas Reunidas SA	162,010	6,320,818
	Tecnocom Telecomunicaciones y Energia SA	147,909	568,939
	Tubacex SA	664,984	1,971,392
#*	Tubos Reunidos SA	510,636	433,378
	Vidrala SA	82,427	4,820,611
	Viscofan SA	229,641	12,428,378
#*	Vocento SA	231,302	322,270
	Zardoya Otis SA	735,771	7,079,076
TOTAL SPAIN			253,812,336

SWEDEN — (8.1%)
	AAK AB	127,270	9,403,457
	Acando AB	427,474	1,101,669
*	AddLife AB	85,369	1,358,988
	AddNode Group AB	22,737	161,668
	AddTech AB Class B	273,182	4,279,897
	AF AB Class B	293,526	5,709,191
#*	Anoto Group AB	4,862,822	113,623
*	Arcam AB	6,436	219,940
*	Arise AB	36,861	81,213
#	Atrium Ljungberg AB Class B	102,250	1,783,865
#	Avanza Bank Holding AB	95,405	3,768,676
	B&B Tools AB Class B	123,206	2,752,182
*	BE Group AB	1,335	6,343
	Beijer Alma AB	109,736	2,715,767
	Beijer Electronics AB	53,995	292,376
	Beijer Ref AB Class B	71,389	1,801,859
	Betsson AB	443,610	4,904,312
	Bilia AB Class A	239,608	5,907,395
	BillerudKorsnas AB	534,408	9,456,517

	BioGaia AB Class B	80,672	$2,351,859
	Biotage AB	300,131	1,402,045
	Bjorn Borg AB	31,430	152,918
#*	Bonava AB	9,670	121,955
*	Bonava AB Class B	156,829	1,976,449
#	Bulten AB	78,904	896,263
	Bure Equity AB	316,106	3,714,044
	Byggmax Group AB	336,971	2,544,645
	Castellum AB	604,260	9,052,999
#	Catena AB	53,725	889,165
	Cavotec SA	16,457	47,984
	Clas Ohlson AB Class B	176,242	2,743,631
	Cloetta AB Class B	1,216,113	4,408,368
	Com Hem Holding AB	197,160	1,819,470
	Concentric AB	211,312	2,844,618
	Concordia Maritime AB Class B	100,760	179,700
	Corem Property Group AB Class B	2,296	9,129
	Dios Fastigheter AB	248,644	1,877,101
#*	Doro AB	158,601	1,165,834
	Duni AB	203,817	3,102,122
	Dustin Group AB	76,168	546,789
	East Capital Explorer AB	47,726	320,105
	Elanders AB Class B	6,289	77,415
	Elekta AB Class B	1,531,365	14,826,710
	Eltel AB	61,481	615,057
	Enea AB	63,008	668,021
#*	Eniro AB	1,790,180	79,434
	Fabege AB	651,224	11,872,967
#	Fagerhult AB	61,882	1,656,028
*	Fastighets AB Balder Class B	6,192	164,616
	Fenix Outdoor International AG	8,198	582,739
	Granges AB	219,397	2,238,131
	Gunnebo AB	149,602	690,190
	Haldex AB	218,762	3,072,584
	Heba Fastighets AB Class B	42,288	585,744
	Hemfosa Fastigheter AB	670,586	7,271,482
	Hexpol AB	767,636	6,883,011
	HIQ International AB	276,669	1,966,526
	HMS Networks AB	7,040	226,841
	Hoist Finance AB	50,859	490,032
	Holmen AB Class B	264,932	9,437,423
	Hufvudstaden AB Class A	286,687	4,967,312
	Indutrade AB	377,535	8,107,074
*	Infant Bacterial Therapeutics AB	—	1
#	Intrum Justitia AB	385,511	12,433,225
	Inwido AB	156,802	2,120,502
	ITAB Shop Concept AB Class B	51,587	474,039
	JM AB	384,329	10,505,507
	KappAhl AB	302,178	1,540,284
#*	Karolinska Development AB Class B	90,079	74,598
	Klovern AB Class B	2,268,287	2,821,958
	KNOW IT AB	67,445	629,170

	Kungsleden AB	819,649	$5,994,680
	Lagercrantz Group AB Class B	243,486	2,404,388
	Lifco AB Class B	13,873	375,965
	Lindab International AB	380,893	3,739,316
	Loomis AB Class B	311,316	9,607,245
*	Medivir AB Class B	133,086	1,082,339
#	Mekonomen AB	152,875	2,977,964
#	Modern Times Group MTG AB Class B	319,844	8,193,507
#	MQ Holding AB	165,718	654,266
#	Mycronic AB	460,561	5,753,013
	NCC AB Class B	394,880	10,347,932
	Nederman Holding AB	4,621	111,421
#*	Net Insight AB Class B	1,229,052	1,009,215
	NetEnt AB	876,576	8,027,815
	New Wave Group AB Class B	241,923	1,430,687
	Nibe Industrier AB Class B	945,941	8,422,004
	Nobia AB	644,291	6,120,883
	Nolato AB Class B	135,571	4,158,781
#	Nordnet AB Class B	388,808	1,278,307
	OEM International AB Class B	44,190	758,505
#	Opus Group AB	853,984	706,576
*	Oriflame Holding AG	148,454	5,437,308
	Pandox AB	2,418	42,325
	Peab AB	812,651	7,009,732
	Pricer AB Class B	768,155	843,584
	Proact IT Group AB	39,943	661,020
	Probi AB	11,075	452,175
#*	Qliro Group AB	415,713	574,174
	Ratos AB Class B	1,069,160	5,075,818
	RaySearch Laboratories AB	80,504	1,863,552
#	Recipharm AB Class B	79,755	1,302,463
	Rezidor Hotel Group AB	410,745	1,785,895
	Saab AB Class B	128,753	4,584,046
#	Sagax AB Class B	82,078	872,367
#*	SAS AB	764,131	1,523,326
	Scandi Standard AB	210,913	1,566,140
	Sectra AB Class B	58,461	981,693
#	Semcon AB	100,425	549,396
#*	Sensys Gatso Group AB	223,860	54,521
	SkiStar AB	110,113	1,777,179
*	SSAB AB Class A(BPRBWK4)	189,016	552,906
#*	SSAB AB Class A(B17H0S8)	1,081,113	3,152,609
*	SSAB AB Class B(BPRBWM6)	1,131,651	2,759,057
*	SSAB AB Class B(B17H3F6)	2,535,211	6,183,876
	Sweco AB Class B	315,318	6,500,724
	Swedol AB Class B	48,327	144,814
	Systemair AB	48,630	673,837
	Thule Group AB (The)	220,504	3,760,858
	Transcom Worldwide AB	35,939	260,181
#	Unibet Group P.L.C.	1,048,368	9,743,264
	VBG Group AB Class B	137	2,201
	Victoria Park AB Class A	6,608	19,048

#	Victoria Park AB Class B	358,165	$1,022,494
	Vitrolife AB	71,728	4,550,468
	Wallenstam AB Class B	785,619	6,626,553
	Wihlborgs Fastigheter AB	338,906	7,212,499
TOTAL SWEDEN			378,341,664

SWITZERLAND — (12.2%)
#*	AFG Arbonia-Forster Holding AG	183,624	2,863,061
	Allreal Holding AG	61,547	9,344,314
*	Alpiq Holding AG	12,042	1,113,214
	ALSO Holding AG	16,110	1,416,173
	ams AG	372,640	12,108,175
	APG SGA SA	7,581	3,220,019
	Aryzta AG	296,434	13,185,891
	Ascom Holding AG	212,982	3,836,959
	Autoneum Holding AG	16,300	4,586,241
	Bachem Holding AG Class B	23,344	2,198,011
	Baloise Holding AG	203,881	24,686,288
	Bank Coop AG	30,632	1,313,289
	Banque Cantonale de Geneve	3,968	1,209,379
	Banque Cantonale du Jura SA	4,442	237,099
	Banque Cantonale Vaudoise	11,753	7,717,557
#	Basler Kantonalbank	5,896	410,479
	Belimo Holding AG	2,156	7,095,670
	Bell AG	4,181	1,830,582
	Bellevue Group AG	49,926	740,275
#	Berner Kantonalbank AG	22,665	4,314,802
	BFW Liegenschaften AG	620	25,128
#	BKW AG	64,177	3,072,967
	Bobst Group SA	44,716	2,496,488
	Bossard Holding AG Class A	32,905	4,333,836
	Bucher Industries AG	32,790	8,210,862
	Burckhardt Compression Holding AG	11,640	3,296,433
	Burkhalter Holding AG	20,988	2,840,026
	Calida Holding AG	25,084	824,781
	Carlo Gavazzi Holding AG	1,415	347,558
	Cembra Money Bank AG	118,586	9,302,653
	Cham Paper Holding AG	1,894	633,980
#*	Charles Voegele Holding AG	41,895	274,051
*	Cicor Technologies	5,936	152,665
	Cie Financiere Tradition SA	9,458	744,610
	Clariant AG	858,598	14,801,962
	Coltene Holding AG	20,758	1,497,410
	Conzzeta AG	6,096	4,204,886
	COSMO Pharmaceuticals NV	5,914	943,097
	Daetwyler Holding AG	37,940	5,482,348
	DKSH Holding AG	91,087	6,700,668
	dorma+kaba Holding AG Class B	16,675	12,362,679
*	Dufry AG	19,190	2,405,868
	Edmond de Rothschild Suisse SA	149	2,091,739
	EFG International AG	295,881	1,455,818
	Emmi AG	12,810	8,784,234

	Energiedienst Holding AG	68,912	$1,716,516
#*	Evolva Holding SA	363,874	221,773
	Feintool International Holding AG	7,642	912,058
	Flughafen Zuerich AG	110,390	21,580,561
	Forbo Holding AG	6,853	9,219,357
	GAM Holding AG	925,197	8,862,624
*	Gategroup Holding AG	146,738	7,970,671
	Georg Fischer AG	22,511	19,735,245
	Gurit Holding AG	2,329	2,124,116
	Helvetia Holding AG	36,269	18,295,552
#	HOCHDORF Holding AG	3,749	1,018,823
	Huber & Suhner AG	69,938	4,669,052
	Implenia AG	85,074	6,015,608
	Inficon Holding AG	9,382	3,594,067
	Interroll Holding AG	3,127	3,488,235
	Intershop Holding AG	8,152	4,194,458
	Jungfraubahn Holding AG	4,456	436,383
	Kardex AG	36,063	3,471,328
	Komax Holding AG	18,811	4,609,456
	Kudelski SA	195,049	3,636,596
*	Lastminute.com NV	3,079	44,145
	LEM Holding SA	3,773	4,268,837
	Liechtensteinische Landesbank AG	29,197	1,171,738
#	Logitech International SA	650,486	14,600,889
	Luzerner Kantonalbank AG	16,857	6,938,038
	MCH Group AG	1,404	98,511
	Metall Zug AG	880	2,862,701
#*	Meyer Burger Technology AG	395,076	1,349,225
#	Mobilezone Holding AG	137,467	2,017,726
	Mobimo Holding AG	32,716	8,335,690
	OC Oerlikon Corp. AG	929,429	9,287,716
#*	Orascom Development Holding AG	60,240	381,950
#	Orell Fuessli Holding AG	5,028	641,327
	Orior AG	27,471	2,328,110
	Panalpina Welttransport Holding AG	63,044	8,784,221
*	Parco Industriale e Immobiliare SA	600	—
	Phoenix Mecano AG	3,019	1,567,226
	Plazza AG	5,852	1,415,282
	PSP Swiss Property AG	201,709	19,220,667
	Rieter Holding AG	17,376	3,525,148
	Romande Energie Holding SA	2,625	3,154,815
#	Schaffner Holding AG	2,950	729,836
#*	Schmolz + Bickenbach AG	2,676,034	1,818,532
	Schweiter Technologies AG	4,417	5,120,481
	SFS Group AG	27,661	2,182,631
	Siegfried Holding AG	21,833	4,769,655
	St Galler Kantonalbank AG	11,780	4,610,440
	Straumann Holding AG	55,594	21,748,501
	Sulzer AG	122,816	12,858,742
	Sunrise Communications Group AG	123,442	8,616,373
	Swiss Prime Site AG	159,864	14,039,162
	Swissquote Group Holding SA	45,894	1,295,107

Tamedia AG	14,493	$2,388,325
Tecan Group AG	38,617	6,785,320
Temenos Group AG	318,043	20,055,511
Thurgauer Kantonalbank	659	61,049
U-Blox AG	30,554	6,613,559
Valiant Holding AG	83,882	7,717,373
Valora Holding AG	15,963	4,548,965
Vaudoise Assurances Holding SA	5,091	2,577,744
# Vetropack Holding AG	949	1,578,181
* Von Roll Holding AG	250,484	172,918
Vontobel Holding AG	136,975	6,812,122
VP Bank AG	6,639	702,417
VZ Holding AG	10,596	2,976,330
Walliser Kantonalbank	16,716	1,314,782
Walter Meier AG	22,913	827,276
Ypsomed Holding AG	16,382	3,359,405
* Zehnder Group AG	57,019	2,535,890
Zug Estates Holding AG Class B	612	1,062,381
# Zuger Kantonalbank AG	608	3,098,162
TOTAL SWITZERLAND		571,457,836

UNITED STATES — (0.0%)
* Diebold, Inc.	38,481	947,735
TOTAL COMMON STOCKS		4,289,488,189

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Biotest AG	88,910	1,280,851
Draegerwerk AG & Co. KGaA	31,455	2,256,647
Fuchs Petrolub SE	223,596	10,208,578
Jungheinrich AG	245,511	8,309,556
Sartorius AG	117,188	9,762,582
Sixt SE	60,257	2,596,250
STO SE & Co. KGaA	8,021	999,963
Villeroy & Boch AG	41,209	657,757
TOTAL GERMANY		36,072,184
TOTAL PREFERRED STOCKS		36,072,184

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* Intercell AG Rights 05/16/13	254,689	—

NORWAY — (0.0%)
* Solstad Offshore ASA Rights 9/19/16	9,697	3,639

SWEDEN — (0.0%)
* Elanders AB Rights 10/17/16	6,289	6,231

TOTAL RIGHTS/WARRANTS		9,870
SECURITIES LENDING COLLATERAL — (7.5%)
§@ DFA Short Term Investment Fundyyy	30,167,404	$349,036,869
TOTAL INVESTMENTS — (100.0%) (Cost $3,906,483,460)^^		$4,674,607,112

Summary of the Series' investments as of September 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$141,452,918	—	$141,452,918
Belgium	—	198,512,108	—	198,512,108
Denmark	—	223,145,719	—	223,145,719
Finland	—	308,397,564	—	308,397,564
France	$2,507,566	575,649,796	—	578,157,362
Germany	—	722,680,986	—	722,680,986
Greece	—	—	—	—
Ireland	—	60,139,181	—	60,139,181
Israel	100,098	84,924,366	—	85,024,464
Italy	—	390,896,768	—	390,896,768
Netherlands	—	215,502,303	—	215,502,303
Norway	—	119,158,242	—	119,158,242
Portugal	—	41,861,003	—	41,861,003
Spain	—	253,812,336	—	253,812,336
Sweden	—	378,341,664	—	378,341,664
Switzerland	—	571,457,836	—	571,457,836
United States	—	947,735	—	947,735
Preferred Stocks
Germany	—	36,072,184	—	36,072,184
Rights/Warrants
Austria	—	—	—	—
Norway	—	3,639	—	3,639
Sweden	—	6,231	—	6,231
Securities Lending Collateral	—	349,036,869	—	349,036,869
TOTAL	$2,607,664	$4,671,999,448	—	$4,674,607,112

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2016
(Unaudited)

		Shares	Value††
COMMON STOCKS — (77.9%)
Consumer Discretionary — (7.5%)
	Aimia, Inc.	441,393	$2,778,998
#*	Amaya, Inc.	17,000	275,354
#	AutoCanada, Inc.	131,681	2,223,205
#	BMTC Group, Inc.	17,481	179,480
*	BRP, Inc.	169,622	3,318,874
	Cineplex, Inc.	312,274	12,034,432
	Cogeco Communications, Inc.	83,095	4,101,705
	Cogeco, Inc.	38,068	1,492,021
#	Corus Entertainment, Inc. Class B	740,938	6,861,844
	DHX Media, Ltd.(BRF12N3)	2,500	13,091
	DHX Media, Ltd.(BRF12P5)	300,910	1,584,884
	Dorel Industries, Inc. Class B	169,797	4,571,234
#	Enercare, Inc.	491,059	7,062,985
#	Gamehost, Inc.	46,573	355,701
#*	Glacier Media, Inc.	171,625	94,188
	goeasy, Ltd.	3,600	69,286
*	Great Canadian Gaming Corp.	299,800	5,219,278
#	Hudson's Bay Co.	319,911	4,111,208
*	IMAX Corp.	259,917	7,529,796
*	Indigo Books & Music, Inc.	2,302	29,776
*	Intertain Group, Ltd. (The)	348,348	2,867,608
#	Leon's Furniture, Ltd.	138,675	1,712,363
	Linamar Corp.	128,565	5,368,185
	Martinrea International, Inc.	476,656	2,961,048
#	MTY Food Group, Inc.	72,863	2,523,644
#*	Performance Sports Group, Ltd.	66,703	270,991
#	Pizza Pizza Royalty Corp.	98,726	1,153,603
	Reitmans Canada, Ltd. Class A	260,312	1,303,594
*	Sears Canada, Inc.	50,217	122,868
#	Torstar Corp. Class B	343,089	434,108
*	TVA Group, Inc. Class B	7,000	19,208
	Uni-Select, Inc.	91,705	2,235,395
	Whistler Blackcomb Holdings, Inc.	178,805	5,097,227
#*	Yellow Pages, Ltd.	147,535	2,305,322
	Zenith Capital Corp.	111,820	6,904
Total Consumer Discretionary			92,289,408

Consumer Staples — (3.4%)
	AGT Food & Ingredients, Inc.	125,802	3,592,973
#	Andrew Peller, Ltd. Class A	8,400	217,371
	Clearwater Seafoods, Inc.	90,557	989,124
	Corby Spirit and Wine, Ltd.	70,767	1,223,906
	Cott Corp.(2228952)	592,516	8,431,932
	Cott Corp.(22163N106)	96,682	1,377,719
	High Liner Foods, Inc.	83,191	1,650,567
	Jean Coutu Group PJC, Inc. (The) Class A	136,893	2,100,428
#	Liquor Stores N.A., Ltd.	174,911	1,407,874
	Maple Leaf Foods, Inc.	219,264	5,032,234
*	Neptune Technologies & Bioressources, Inc.	22,102	23,417
#	North West Co., Inc. (The)	255,510	5,032,492
	Premium Brands Holdings Corp.	132,462	6,239,683

#	Rogers Sugar, Inc.	510,071	$2,597,107
#*	SunOpta, Inc.	295,240	2,081,611
Total Consumer Staples			41,998,438

Energy — (18.6%)
*	Advantage Oil & Gas, Ltd.	1,100,531	7,717,432
*	Africa Oil Corp.	302,099	476,653
	AKITA Drilling, Ltd. Class A	40,600	238,287
#*	Athabasca Oil Corp.	1,497,085	1,472,038
*	Bankers Petroleum, Ltd.	1,376,399	2,308,074
#	Baytex Energy Corp.	1,304,806	5,539,669
#*	Bellatrix Exploration, Ltd.	1,025,758	883,499
*	Birchcliff Energy, Ltd.	781,098	5,465,513
#*	BlackPearl Resources, Inc.	1,397,501	1,342,163
	Bonavista Energy Corp.	1,073,476	3,452,928
#	Bonterra Energy Corp.	175,395	3,477,285
#	Calfrac Well Services, Ltd.	408,270	914,908
#*	Canacol Energy, Ltd.	719,842	2,370,300
#	Canadian Energy Services & Technology Corp.	953,842	3,773,345
	Canyon Services Group, Inc.	375,432	1,433,678
#*	Cequence Energy, Ltd.	863,916	187,672
#*	Chinook Energy, Inc.	496,199	192,890
*	Corridor Resources, Inc.	1,246	418
*	Crew Energy, Inc.	846,600	4,426,751
#*	Delphi Energy Corp.	901,739	673,581
#*	Denison Mines Corp.	2,693,471	1,252,347
#	Enbridge Income Fund Holdings, Inc.	251,755	6,524,387
	Enerflex, Ltd.	445,163	4,774,148
#*	Energy Fuels, Inc.	108,528	175,372
	Enerplus Corp.	721,959	4,633,481
#	Ensign Energy Services, Inc.	758,725	4,337,389
#*	Epsilon Energy, Ltd.	260,061	594,674
*	Essential Energy Services Trust	779,741	374,433
#	Freehold Royalties, Ltd.	457,314	4,409,484
*	GASFRAC Energy Services, Inc.	91,560	18
#	Gibson Energy, Inc.	702,339	9,443,393
*	Gran Tierra Energy, Inc.	1,502,719	4,501,456
	Granite Oil Corp.	195,608	887,128
#*	Ithaca Energy, Inc.	1,644,779	1,404,133
#*	Kelt Exploration, Ltd.	251,041	1,107,914
*	Lightstream Resources, Ltd.	687,816	60,291
*	McCoy Global, Inc.	51,537	63,245
#*	MEG Energy Corp.	533,391	2,410,922
#	Mullen Group, Ltd.	536,825	6,735,119
#	Newalta Corp.	311,471	579,282
	North American Energy Partners, Inc.	129,534	325,822
	Northern Blizzard Resources, Inc.	154,200	430,178
*	NuVista Energy, Ltd.	805,169	4,148,742
*	Painted Pony Petroleum, Ltd.	524,254	3,224,764
#*	Paramount Resources, Ltd. Class A	303,969	3,415,148
*	Parex Resources, Inc.	755,791	9,591,768
#	Parkland Fuel Corp.	463,725	10,932,592
	Pason Systems, Inc.	356,252	4,559,222

#	Pengrowth Energy Corp.	2,992,716	$4,721,919
#	Penn West Petroleum, Ltd.	2,369,435	4,244,195
*	Perpetual Energy, Inc.	41,575	65,597
*	Petrus Resources, Ltd.	19,582	28,508
#	PHX Energy Services Corp.	140,274	400,951
#*	Pine Cliff Energy, Ltd.	248,300	196,831
#	Precision Drilling Corp.	1,736,481	7,253,261
#	Pulse Seismic, Inc.	268,280	490,775
*	Questerre Energy Corp. Class A	745,460	147,734
*	Raging River Exploration, Inc.	1,056,164	8,662,164
#*	RMP Energy, Inc.	982,111	778,532
*	Savanna Energy Services Corp.	520,779	512,066
#	Secure Energy Services, Inc.	773,239	5,463,566
	ShawCor, Ltd.	319,481	7,882,617
#*	Spartan Energy Corp.	1,552,043	3,998,556
#*	Sprott Resource Corp.	455,390	164,877
	Strad Energy Services, Ltd.	39,947	49,327
#	Surge Energy, Inc.	1,264,658	2,612,312
	TORC Oil & Gas, Ltd.	676,092	4,158,743
	Total Energy Services, Inc.	178,778	1,834,180
	TransGlobe Energy Corp.	448,945	889,711
#*	Trican Well Service, Ltd.	830,838	1,703,536
#*	Trilogy Energy Corp.	365,842	2,010,535
	Trinidad Drilling, Ltd.	1,372,323	2,625,504
#	Veresen, Inc.	1,597,192	16,313,406
	Western Energy Services Corp.	463,897	784,978
#	Whitecap Resources, Inc.	1,466,035	12,247,223
*	Xtreme Drilling Corp.	224,819	406,129
	ZCL Composites, Inc.	114,527	970,723
Total Energy			228,862,392

Financials — (4.8%)
	AGF Management, Ltd. Class B	449,269	1,722,492
#	Alaris Royalty Corp.	176,560	3,011,862
#	Callidus Capital Corp.	83,220	1,059,319
	Canaccord Genuity Group, Inc.	663,978	2,383,731
#	Canadian Western Bank	441,032	8,488,173
	Chesswood Group, Ltd.	16,042	149,421
	Clairvest Group, Inc.	1,900	42,375
#	Clarke, Inc.	17,242	119,989
	E-L Financial Corp., Ltd.	1,778	948,664
#	Echelon Financial Holdings, Inc.	14,650	144,607
#	Equitable Group, Inc.	57,595	2,583,972
*	Equity Financial Holdings, Inc.	800	6,207
	Fiera Capital Corp.	175,137	1,628,623
	Firm Capital Mortgage Investment Corp.	39,946	422,007
	First National Financial Corp.	54,637	1,331,411
#	Genworth MI Canada, Inc.	244,327	6,287,190
	Gluskin Sheff + Associates, Inc.	160,621	1,951,522
#	GMP Capital, Inc.	294,287	1,128,293
	Guardian Capital Group, Ltd. Class A	24,797	424,325
#	Home Capital Group, Inc.	325,263	6,693,930
*	Kingsway Financial Services, Inc.	14,370	82,588

	Laurentian Bank of Canada	196,746	$7,351,262
	Sprott, Inc.	904,688	1,668,771
*	Street Capital Group, Inc.	120,227	164,952
	TMX Group, Ltd.	186,604	8,569,603
Total Financials			58,365,289

Health Care — (1.2%)
#	Concordia International Corp.(BDD7WR9)	47,100	210,738
	Concordia International Corp.(20653P102)	65,542	293,628
*	CRH Medical Corp.	187,180	726,206
	Extendicare, Inc.	561,871	4,051,450
*	Knight Therapeutics, Inc.	416,758	3,011,445
#	Medical Facilities Corp.	164,269	2,744,599
#*	Merus Labs International, Inc.	384,845	387,206
*	QLT, Inc.	219,010	450,724
#	Sienna Senior Living, Inc.	225,814	2,919,170
#*	Theratechnologies, Inc.	149,301	335,713
Total Health Care			15,130,879

Industrials — (9.5%)
	Aecon Group, Inc.	408,101	5,636,488
#	Ag Growth International, Inc.	90,547	3,065,740
*	Air Canada	288,800	2,333,382
	Algoma Central Corp.	25,790	228,030
*	ATS Automation Tooling Systems, Inc.	522,530	4,381,135
#	Badger Daylighting, Ltd.	213,881	4,621,766
#*	Ballard Power Systems, Inc.	134,734	295,769
	Bird Construction, Inc.	204,133	1,766,004
	Black Diamond Group, Ltd.	231,141	787,530
	CanWel Building Materials Group, Ltd.	136,370	690,192
	Cargojet, Inc.	742	24,478
#	Cervus Equipment Corp.	34,597	305,372
#	DirectCash Payments, Inc.	78,722	769,849
*	DIRTT Environmental Solutions	48,400	183,720
#	Exchange Income Corp.	113,984	3,058,224
	Exco Technologies, Ltd.	128,615	1,186,205
#	Finning International, Inc.	238,878	4,442,718
*	Heroux-Devtek, Inc.	146,754	1,472,070
	HNZ Group, Inc.	23,088	228,777
#	Horizon North Logistics, Inc.	496,183	661,855
#	K-Bro Linen, Inc.	29,653	928,048
	Logistec Corp. Class B	300	8,234
#	MacDonald Dettwiler & Associates, Ltd.	170,907	10,421,556
	Magellan Aerospace Corp.	73,376	898,219
	Morneau Shepell, Inc.	264,411	3,827,253
	New Flyer Industries, Inc.	254,471	7,647,998
#	Richelieu Hardware, Ltd.	241,855	4,745,111
#	Rocky Mountain Dealerships, Inc.	82,555	587,723
	Russel Metals, Inc.	362,155	5,783,107
	Stantec, Inc.(85472N109)	3,715	87,377
#	Stantec, Inc.(2854238)	410,229	9,640,124
	Stuart Olson, Inc.	88,659	406,820

#	Student Transportation, Inc.	484,214	$2,897,275
	Toromont Industries, Ltd.	383,425	11,438,892
#	Transcontinental, Inc. Class A	359,276	4,825,217
	TransForce, Inc.	474,880	9,834,589
	Wajax Corp.	103,838	1,145,269
	WestJet Airlines, Ltd.	6,379	111,442
*	Westport Fuel Systems, Inc.	3,750	6,060
	Westshore Terminals Investment Corp.	318,149	5,783,645
Total Industrials			117,163,263

Information Technology — (3.1%)
#*	5N Plus, Inc.	359,429	468,481
#	Absolute Software Corp.	234,888	1,287,278
#*	Avigilon Corp.	185,293	1,227,330
	Calian Group, Ltd.	24,355	431,148
*	Celestica, Inc.(2263362)	432,878	4,681,992
*	Celestica, Inc.(15101Q108)	36,408	394,299
	Computer Modelling Group, Ltd.	402,152	3,007,059
*	Descartes Systems Group, Inc. (The)	255,838	5,505,017
#	DH Corp.	270,455	5,846,339
	Enghouse Systems, Ltd.	97,257	3,896,359
	Evertz Technologies, Ltd.	143,053	1,828,575
#*	EXFO, Inc.	686	2,546
#	Mediagrif Interactive Technologies, Inc.	11,670	168,474
*	Mitel Networks Corp.	366,423	2,692,416
*	Points International, Ltd.(730843208)	3,323	29,674
*	Points International, Ltd.(2556879)	36,359	325,913
	Pure Technologies, Ltd.	50,541	225,748
#*	Redknee Solutions, Inc.	56,511	104,670
	Sandvine Corp.	1,036,169	2,306,196
#*	Sierra Wireless, Inc.(2418968)	159,192	2,295,753
*	Sierra Wireless, Inc.(826516106)	10,722	154,504
#*	Solium Capital, Inc.	96,206	538,246
	Vecima Networks, Inc.	6,059	41,334
	Wi-LAN, Inc.	780,333	1,207,421
Total Information Technology			38,666,772

Materials — (22.5%)
	Acadian Timber Corp.	35,188	485,463
#	AirBoss of America Corp.	80,062	808,584
*	Alacer Gold Corp.	1,485,088	3,712,861
	Alamos Gold, Inc. Class A	1,545,462	12,722,277
#*	Almaden Minerals, Ltd. Class B	77,588	109,408
#	Altius Minerals Corp.	120,900	1,027,505
*	Americas Silver Corp.	974,500	256,262
*	Argonaut Gold, Inc.	923,902	2,429,560
*	Asanko Gold, Inc.	262,544	1,100,646
#*	AuRico Metals, Inc.	679,583	564,614
*	B2Gold Corp.	5,268,073	13,813,157
#*	Banro Corp.	184,289	58,997
#	Canam Group, Inc.	237,796	1,821,601
#	Canexus Corp.	683,986	792,453

*	Canfor Corp.	264,600	$2,938,543
	Canfor Pulp Products, Inc.	206,915	1,618,162
#*	Capstone Mining Corp.	2,190,321	1,335,612
	Cascades, Inc.	477,193	4,666,631
#	Centerra Gold, Inc.	999,634	5,478,386
#*	China Gold International Resources Corp., Ltd.	1,171,257	2,865,761
*	Continental Gold, Inc.	420,200	1,281,146
#*	Copper Mountain Mining Corp.	643,331	235,374
	Dominion Diamond Corp.(B95LX89)	487,201	4,734,794
	Dominion Diamond Corp.(257287102)	20,700	201,618
*	Dundee Precious Metals, Inc.	665,722	1,644,071
#*	Eastern Platinum, Ltd.	310,296	177,386
#*	Eastmain Resources, Inc.	49,500	32,448
*	EcoSynthetix, Inc.	1,500	2,595
*	Endeavour Mining Corp.	295,538	5,739,776
#*	Endeavour Silver Corp.	536,376	2,747,396
*	Exeter Resource Corp.	70,137	90,882
#*	First Majestic Silver Corp.	571,687	5,895,749
#*	Fortress Paper, Ltd. Class A	16,706	78,312
*	Fortuna Silver Mines, Inc.	876,406	6,352,850
#*	Golden Star Resources, Ltd.	1,079,253	904,896
#*	Great Panther Silver, Ltd.	700,801	945,476
*	Guyana Goldfields, Inc.	223,144	1,393,002
*	Hanfeng Evergreen, Inc.	45,837	46
	HudBay Minerals, Inc.	1,398,004	5,530,425
*	IAMGOLD Corp.	2,443,241	9,870,176
#*	Imperial Metals Corp.	242,460	1,125,486
*	Interfor Corp.	386,731	4,386,263
*	International Tower Hill Mines, Ltd.	13,001	11,396
	Intertape Polymer Group, Inc.	324,227	5,595,106
*	Ivanhoe Mines, Ltd. Class A	1,349,389	2,345,064
#*	Kirkland Lake Gold, Inc.	531,235	4,028,955
*	Klondex Mines, Ltd.	345,492	1,985,601
#	Labrador Iron Ore Royalty Corp.	260,556	2,760,569
	Lucara Diamond Corp.	1,400,865	4,174,993
*	Lundin Mining Corp.	2,393,304	9,467,775
*	Lydian International, Ltd.	91,514	30,692
	Major Drilling Group International, Inc.	559,212	2,706,655
	Mandalay Resources Corp.	1,371,135	1,045,112
#	Methanex Corp.(59151K108)	134,519	4,799,638
#	Methanex Corp.(2654416)	267,966	9,546,653
#*	Midas Gold Corp.	293,884	201,605
*	Minco Base Metals Corp.	2,780	—
*	Nautilus Minerals, Inc.	227,078	27,693
	Nevsun Resources, Ltd.	1,399,610	4,235,262
*	New Gold, Inc.	2,668,183	11,572,058
	Norbord, Inc.	194,180	4,987,895
#*	Northern Dynasty Minerals, Ltd.	148,624	104,222
#*	Novagold Resources, Inc.	67,909	379,415
	OceanaGold Corp.	3,061,665	9,194,680
*	Orbite Technologies, Inc.	73,500	24,650
	Osisko Gold Royalties, Ltd.	531,675	5,819,464
	Pan American Silver Corp.	990,673	17,443,154

*	Pilot Gold, Inc.	153,861	$85,612
*	Platinum Group Metals, Ltd.	105,831	292,014
#*	PolyMet Mining Corp.	613,665	491,138
*	Pretium Resources, Inc.(B57Q8S9)	63,300	649,911
#*	Pretium Resources, Inc.(74139C102)	325,217	3,339,979
#*	Primero Mining Corp.	1,071,138	1,788,019
#*	RB Energy, Inc.	396,013	436
*	Richmont Mines, Inc.	236,913	2,387,278
*	Royal Nickel Corp.	385,500	126,350
#*	Sabina Gold & Silver Corp.	861,721	919,554
#*	Sandstorm Gold, Ltd.	757,972	3,830,447
#*	Seabridge Gold, Inc.	111,235	1,226,854
*	SEMAFO, Inc.	1,595,446	6,639,838
#*	Sherritt International Corp.	1,970,361	1,261,560
*	Silver Standard Resources, Inc.	760,590	9,165,691
#	Stella-Jones, Inc.	204,600	7,097,333
*	Stornoway Diamond Corp.	832,797	749,038
#*	Tanzanian Royalty Exploration Corp.	298,950	243,818
#*	Taseko Mines, Ltd.	960,266	461,121
*	Tembec, Inc.	403,476	282,936
#*	Teranga Gold Corp.	2,220,363	1,980,125
#*	Thompson Creek Metals Co., Inc.	1,127,968	593,237
*	Timmins Gold Corp.	1,530,103	711,432
*	Trevali Mining Corp.	1,026,259	852,641
#*	Wesdome Gold Mines, Ltd.	344,864	701,846
	West Fraser Timber Co., Ltd.	209,700	6,462,267
	Western Forest Products, Inc.	2,201,509	3,624,574
	Winpak, Ltd.	153,235	5,119,319
	Yamana Gold, Inc.	187,357	806,865
Total Materials			276,356,190

Real Estate Investment Trusts — (1.7%)
#	Altus Group, Ltd.	208,914	4,657,749
#	Brookfield Real Estate Services, Inc.	14,069	178,014
	Colliers International Group, Inc.	161,848	6,793,681
	FirstService Corp.(33767E103)	1,234	57,603
	FirstService Corp.(BYL7ZF7)	158,833	7,387,469
#	Genesis Land Development Corp.	76,842	166,927
	Information Services Corp.	2,774	39,117
#*	Mainstreet Equity Corp.	26,949	639,652
	Melcor Developments, Ltd.	42,540	441,629
	Morguard Corp.	3,768	491,122
Total Real Estate Investment Trusts			20,852,963

Telecommunication Services — (0.4%)
	Manitoba Telecom Services, Inc.	161,284	4,634,633

Utilities — (5.2%)
#	Algonquin Power & Utilities Corp.	1,137,258	10,185,435
*	Alterra Power Corp.	110,442	553,915
	Boralex, Inc. Class A	258,491	3,686,395
#	Capital Power Corp.	523,509	8,228,024
#	Innergex Renewable Energy, Inc.	512,927	5,723,733

#	Just Energy Group, Inc.	727,176	$3,685,903
#*	Maxim Power Corp.	92,234	228,485
#	Northland Power, Inc.	536,896	10,001,706
#	Superior Plus Corp.	702,443	6,317,945
	TransAlta Corp.	1,446,740	6,428,975
#	TransAlta Renewables, Inc.	421,246	4,729,566
#	Valener, Inc.	270,445	4,500,030
Total Utilities			64,270,112

TOTAL COMMON STOCKS			958,590,339

SECURITIES LENDING COLLATERAL — (22.1%)
§@	DFA Short Term Investment Fund	23,507,261	271,979,010
TOTAL INVESTMENTS — (100.0%) (Cost $1,429,876,589)^^			$1,230,569,349

Summary of the Series' investments as of September 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$92,282,504	$6,904	—	$92,289,408
Consumer Staples	41,998,438	—	—	41,998,438
Energy	228,802,083	60,309	—	228,862,392
Financials	58,365,289	—	—	58,365,289
Health Care	15,130,879	—	—	15,130,879
Industrials	117,163,263	—	—	117,163,263
Information Technology	38,666,772	—	—	38,666,772
Materials	276,355,708	482	—	276,356,190
Real Estate Investment Trusts	20,852,963	—	—	20,852,963
Telecommunication Services	4,634,633	—	—	4,634,633
Utilities	64,270,112	—	—	64,270,112
Securities Lending Collateral	—	271,979,010	—	271,979,010
Forward Currency Contracts**	—	(329)	—	(329)
TOTAL	$958,522,644	$272,046,376	—	$1,230,569,020

**        Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

Organization

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the “Advisor”). At September 30, 2016, the Trust consisted of eleven operational investment portfolios, of which five (collectively, the “Series”), are included in this document.

Security Valuation

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)
●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios' has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolios' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended September 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

Financial Instruments

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed-upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. As of September 30, 2016, there were no open repurchase agreements.

2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Series.

3. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Federal Tax Cost

At September 30, 2016, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$3,173,418,611
The United Kingdom Small Company Series	1,718,892,722
The Asia Pacific Small Company Series	1,878,227,700
The Continental Small Company Series	3,911,968,036
The Canadian Small Company Series	1,432,358,041

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA Funds - Investment Trust

By:	/s/ Alexander Potts
Alexander Potts
President and Chief Executive Officer

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Clinton
Michael Clinton
Treasurer, Chief Financial and Accounting Officer

Date: November 22, 2016